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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-05309
First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       October 31
Date of reporting period:       April 30, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

First American Funds.

April 30, 2008

2008 Semiannual Report

EFINING CORPORATIO

Stock Funds

Mutual fund investing involves risk; principal loss is possible.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments in securities, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentages of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds 2008 Semiannual Report   1

Holdings Summaries  April 30, 2008

Real Estate Securities Fund1

 Top 10 Holdings (% of net assets)

Simon Property Group	7.5%
Prologis	5.1
Boston Properties	4.5
Public Storage	4.3
Vornado Realty Trust	3.8
Ventas	3.3
Avalonbay Communities	3.1
Federal Realty Investment Trust	2.5
General Growth Properties	2.3
SL Green Realty	2.3

 Sector Allocation (% of net assets)

Office	17.0%
Apartments	15.3
Malls	13.9
Industrials	11.8
Community Centers	9.9
Healthcare	8.9
Diversified	7.9
Hotels	5.7
Self Storage	4.9
Net Lease	2.3
Investment Companies	0.8
Manufactured Homes	0.2
Student Housing	0.1
Real Estate Service Provider	0.0
Private Real Estate Company	0.0
Short-Term Investment	2.1
Other Assets and Liabilities, Net[2]	(0.8)

100.0%

Global Infrastructure Fund1

 Top 10 Holdings (% of net assets)

Atlantia	3.5%
National Grid – ADR	3.0
Macquarie Airports	2.6
Cintra Concesiones de Infraestructuras de Transporte	2.4
TransCanada	2.2
Abertis Infraestructuras	2.0
Northeast Utilities	2.0
BKW FMB Energie	1.9
Snam Rete Gas	1.9
Fraport	1.9

 Country Allocation (% of net assets)

United States	18.3%
Spain	9.8
France	8.3
Great Britain	7.5
Italy	7.3
Australia	6.9
Canada	5.3
Hong Kong	5.1
Brazil	4.6
Germany	4.5
Other	22.3
Short-Term Investment	1.4
Other Assets and Liabilities, Net[2]	(1.3)

100.0%

International Fund1

 Top 10 Holdings (% of net assets)

Total	3.8%
HSBC	3.0
Eni	2.8
Nestle	2.5
Vodaphone	2.3
E.ON	2.2
BHP Billiton	2.0
Standard Chartered	1.9
Mitsubishi	1.9
Tesco	1.9

 Country Allocation (% of net assets)

Japan	19.8%
Great Britain	18.4
France	13.2
Switzerland	10.4
Germany	8.1
Italy	4.8
Hong Kong	4.4
Netherlands	4.0
Spain	3.4
Brazil	2.7
Other	9.8
Other Assets and Liabilities, Net[2]	1.0

100.0%

[1]	Fund holdings and sector/country allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

2   First American Funds 2008 Semiannual Report

International Select Fund1

 Top 10 Holdings (% of net assets)

State Street GA Prime Fund	13.5%
Samsung Electronics – GDR	1.2
Nestle	1.2
Kookmin Bank – ADR	1.1
Vivendi Universal	1.0
Total	0.9
Vestas Wind System	0.9
Companhia Vale do Rio Doce – ADR	0.9
Nipponkoa Insurance	0.8
WPP Group	0.8

 Country Allocation (% of net assets)

Japan	11.6%
Great Britain	10.7
France	6.2
Brazil	5.7
Germany	5.4
Switzerland	4.5
South Korea	4.3
Italy	4.3
South Africa	3.5
India	2.8
Other	26.7
Exchange-Traded Funds	0.2
Short-Term Investments	14.3
Other Assets and Liabilities, Net[2]	(0.2)

100.0%

Small Cap Growth Opportunities Fund1

 Top 10 Holdings (% of net assets)

Polycom	2.4%
Eurand	2.0
Quest Software	1.9
Parallel Petroleum	1.9
Dril-Quip	1.8
Hologic	1.7
Wright Medical Group	1.7
NuVasive	1.7
Warnaco Group	1.7
Gymboree	1.6

 Sector Allocation (% of net assets)

Information Technology	24.7%
Healthcare	21.7
Consumer Discretionary	14.7
Industrials	13.7
Financials	10.9
Energy	7.9
Materials	2.3
Consumer Staples	1.6
Warrants	0.0
Short-Term Investment	1.0
Other Assets and Liabilities, Net[2]	1.5

100.0%

Small Cap Select Fund1

 Top 10 Holdings (% of net assets)

ESCO Technologies	2.3%
Pediatrix Medical Group	2.3
Knight Capital Group, Class A	2.1
K-V Pharmaceutical, Class A	2.0
Skechers U.S.A., Class A	1.8
WMS Industries	1.8
Cullen/Frost Bankers	1.8
Comstock Resources	1.8
First American Prime Obligations Fund, Class Z	1.8
SonoSite	1.7

 Sector Allocation (% of net assets)

Information Technology	19.1%
Healthcare	16.7
Financials	16.5
Consumer Discretionary	15.8
Industrials	13.0
Energy	9.1
Materials	5.0
Consumer Staples	1.7
Telecommunication Services	0.6
Utilities	0.6
Short-Term Investment	1.8
Other Assets and Liabilities, Net[2]	0.1

100.0%

[1]	Fund holdings and country/sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

First American Funds 2008 Semiannual Report   3

Holdings Summaries  April 30, 2008

Small Cap Value Fund1

 Top 10 Holdings (% of net assets)

Swift Energy	2.3%
Progress Software	2.1
Penn Virginia	1.9
First American Prime Obligations Fund, Class Z	1.7
Aaron Rents	1.7
TTM Technologies	1.6
Sterling Bancshares	1.6
Crane	1.6
Delphi Financial Group, Class A	1.5
Alexandria Real Estate Equities – REIT	1.5

 Sector Allocation (% of net assets)

Financials	27.9%
Consumer Discretionary	14.1
Information Technology	13.7
Industrials	10.3
Healthcare	8.3
Materials	7.8
Energy	7.5
Utilities	4.2
Consumer Staples	3.8
Short-Term Investment	1.7
Other Assets and Liabilities, Net[2]	0.7

100.0%

Small-Mid Cap Core Fund1

 Top 10 Holdings (% of net assets)

Schnitzer Steel Industries, Class A	3.6%
Intuitive Surgical	3.3
WMS Industries	3.0
BioMarin Pharmaceutical	2.9
Pediatrix Medical Group	2.8
Corn Products International	2.6
Terra Industries	2.3
BioMed Realty Trust – REIT	2.3
Dril-Quip	2.2
Swift Energy	2.1

 Sector Allocation (% of net assets)

Financials	19.2%
Information Technology	15.3
Consumer Discretionary	14.6
Healthcare	14.2
Materials	11.4
Industrials	10.4
Energy	7.2
Utilities	3.0
Consumer Staples	2.6
Telecommunication Services	1.1
Short-Term Investment	2.0
Other Assets and Liabilities, Net[2]	(1.0)

100.0%

Mid Cap Growth Opportunities Fund1

 Top 10 Holdings (% of net assets)

Weatherford International	2.8%
American Tower, Class A	2.6
Intersil, Class A	2.6
MasterCard, Class A	2.6
Flowserve	2.3
Southwestern Energy	2.2
Abercrombie & Fitch, Class A	2.1
Cameron International	2.1
Polo Ralph Lauren	2.0
Precision Castparts	1.9

 Sector Allocation (% of net assets)

Information Technology	19.8%
Energy	17.3
Healthcare	15.5
Industrials	15.5
Consumer Discretionary	12.9
Financials	7.8
Materials	5.7
Telecommunication Services	5.1
Short-Term Investment	0.7
Other Assets and Liabilities, Net[2]	(0.3)

100.0%

[1]	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

4   First American Funds 2008 Semiannual Report

Mid Cap Value Fund1

 Top 10 Holdings (% of net assets)

Edison International	3.0%
Eaton	2.4
PPL	2.3
ConAgra Foods	2.3
Omnicom Group	2.3
Noble Energy	2.1
Sempra Energy	2.0
Hess	2.0
Burger King Holdings	2.0
Pactiv	1.9

 Sector Allocation (% of net assets)

Financials	25.4%
Consumer Discretionary	15.2
Utilities	12.6
Materials	11.3
Energy	8.4
Industrials	8.1
Information Technology	7.2
Consumer Staples	4.9
Telecommunication Services	3.3
Healthcare	1.6
Short-Term Investment	1.2
Other Assets and Liabilities, Net[2]	0.8

100.0%

Large Cap Growth Opportunities Fund1

 Top 10 Holdings (% of net assets)

Apple	3.5%
Cisco Systems	3.1
Oracle	2.7
Hewlett-Packard	2.6
Intel	2.6
Abbott Laboratories	2.2
CVS Caremark	2.1
Monsanto	2.0
Corning	1.9
MEMC Electronic Materials	1.9

 Sector Allocation (% of net assets)

Information Technology	31.0%
Healthcare	14.4
Energy	11.6
Industrials	11.3
Consumer Discretionary	10.4
Consumer Staples	7.1
Materials	5.8
Financials	5.5
Telecommunication Services	2.3
Short-Term Investment	0.7
Other Assets and Liabilities, Net[2]	(0.1)

100.0%

Large Cap Select Fund1

 Top 10 Holdings (% of net assets)

Cisco Systems	4.4%
Goldman Sachs Group	3.5
Microsoft	2.9
Hewlett-Packard	2.8
American International Group	2.7
Occidental Petroleum	2.6
Apache	2.4
Apple	2.4
CVS Caremark	2.2
SPX	2.2

 Sector Allocation (% of net assets)

Information Technology	24.4%
Financials	21.6
Energy	13.2
Consumer Discretionary	13.0
Healthcare	12.1
Industrials	8.6
Consumer Staples	4.2
Telecommunication Services	1.6
Real Estate	1.0
Short-Term Investment	0.4
Other Assets and Liabilities, Net[2]	(0.1)

100.0%

[1]	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

First American Funds 2008 Semiannual Report   5

Holdings Summaries  April 30, 2008

Large Cap Value Fund1

 Top 10 Holdings (% of net assets)

Exxon Mobil	4.9%
JPMorgan Chase	4.1
Chevron	3.8
AT&T	3.7
Bank of America	3.3
Occidental Petroleum	2.3
Norfolk Southern	2.2
Waste Management	2.2
ACE	2.2
Johnson & Johnson	2.1

 Sector Allocation (% of net assets)

Financials	23.1%
Energy	17.0
Industrials	9.8
Healthcare	8.3
Information Technology	7.4
Consumer Discretionary	7.0
Utilities	6.4
Materials	6.1
Consumer Staples	6.0
Telecommunication Services	5.3
Short-Term Investment	0.2
Other Assets and Liabilities, Net[2]	3.4

100.0%

Balanced Fund1

 Top 10 Holdings (% of net assets)

First American Prime Obligations Fund, Class Z	3.3%
iShares MSCI EAFE Index Fund	2.3
Cisco Systems	1.9
Goldman Sachs Group	1.5
Microsoft	1.2
Hewlett-Packard	1.2
American International Group	1.1
Occidental Petroleum	1.1
Apache	1.0
Apple	1.0

 Portfolio Allocation (% of net assets)

Bonds	46.6%
Stocks	46.5
Investment Companies	2.7
Short-Term Investments	4.1
Other Assets and Liabilities, Net[2]	0.1

100.0%

Equity Income Fund1

 Top 10 Holdings (% of net assets)

Exxon Mobil	4.6%
AT&T	4.0
BP, ADR	4.0
General Electric	3.4
ConocoPhillips	3.3
Chevron	3.3
AllianceBernstein Holding	3.1
Abbott Laboratories	2.7
American International Group	2.5
Bank of America	2.4

 Sector Allocation (% of net assets)

Financials	18.8%
Energy	15.7
Information Technology	12.2
Industrials	11.9
Healthcare	9.5
Consumer Staples	9.3
Telecommunication Services	8.3
Consumer Discretionary	6.2
Materials	4.5
Utilities	2.1
Short-Term Investment	1.5

100.0%

[1]	Fund holdings and sector/portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

6   First American Funds 2008 Semiannual Report

Expense Examples

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Real Estate Securities Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/07 to
	Value (11/01/07)	Value (4/30/08)	4/30/08)

Class A Actual[2]	$1,000.00	$939.40	$5.93

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.17

Class B Actual[2]	$1,000.00	$935.80	$9.53

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.02	$9.92

Class C Actual[2]	$1,000.00	$936.10	$9.53

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.02	$9.92

Class R Actual[2]	$1,000.00	$938.00	$7.13

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.42

Class Y Actual[2]	$1,000.00	$940.60	$4.73

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.99	$4.92

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.23%, 1.98%, 1.98%, 1.48%, and 0.98% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2008 of -6.06%, -6.42%, -6.39%, -6.20%, and -5.94% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2008 Semiannual Report   7

Expense Examples  continued

 Global Infrastructure Fund

			Expenses Paid During
		Ending Account	Period[2] (12/17/07 to
	Beginning Account Value (12/17/07)[1]	Value (4/30/08)	4/30/08)

Class A Actual[3]	$1,000.00	$997.00	$4.64

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,013.93	$4.68

Class Y Actual[3]	$1,000.00	$997.00	$3.71

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,014.86	$3.74

[1]	Inception date of the fund was December 17, 2007.

[2]	Expenses are equal to the fund’s annualized expense ratio (including waivers) for the period December 17, 2007 through April 30, 2008 of 1.25% for Class A and 1.00% for Class Y, multiplied by the average account value over the period, multiplied by the number of days since inception/366 (to reflect the period since inception).

[3]	Because the inception date of the fund was December 17, 2007, the information is based on the actual returns for the period December 17, 2007 through
April 30, 2008 of -0.30% for Class A and -0.30% for Class Y.

 International Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[4] (11/01/07 to
	Value (11/01/07)	Value (4/30/08)	4/30/08)

Class A Actual[5]	$1,000.00	$928.80	$7.15

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.47

Class B Actual[5]	$1,000.00	$925.20	$10.72

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,013.72	$11.22

Class C Actual[5]	$1,000.00	$925.10	$10.72

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,013.72	$11.22

Class R Actual[5]	$1,000.00	$927.90	$8.34

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	$8.72

Class Y Actual[5]	$1,000.00	$929.60	$5.95

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.22

[4]	Expenses are equal to the fund’s annualized expense ratio (including waivers) for the most recent six-month period of 1.49%, 2.24%, 2.24%, 1.74%, and 1.24% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[5]	Based on the actual returns for the six-month period ended April 30, 2008 of -7.12%, -7.48%, -7.49%, -7.21%, and -7.04% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 International Select Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[6] (11/01/07 to
	Value (11/01/07)	Value (4/30/08)	4/30/08)

Class A Actual[7]	$1,000.00	$914.70	$7.09

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.47

Class B Actual[7]	$1,000.00	$911.60	$10.65

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,013.72	$11.22

Class C Actual[7]	$1,000.00	$911.30	$10.64

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,013.72	$11.22

Class R Actual[7]	$1,000.00	$913.60	$8.28

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	$8.72

Class Y Actual[7]	$1,000.00	$916.00	$5.91

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.22

[6]	Expenses are equal to the fund’s annualized expense ratio (including waivers) for the most recent six-month period of 1.49%, 2.24%, 2.24%, 1.74%, and 1.24% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[7]	Based on the actual returns for the six-month period ended April 30, 2008 of -8.53%, -8.84%, -8.87%, -8.64%, and -8.40% for Class A, Class B, Class C, Class R, and Class Y, respectively.

8   First American Funds 2008 Semiannual Report

 Small Cap Growth Opportunities Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/07 to
	Value (11/01/07)	Value (4/30/08)	4/30/08)

Class A Actual[2]	$1,000.00	$851.80	$6.77

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.37

Class B Actual[2]	$1,000.00	$848.10	$10.20

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,013.82	$11.12

Class C Actual[2]	$1,000.00	$848.50	$10.20

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,013.82	$11.12

Class R Actual[2]	$1,000.00	$850.60	$7.91

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,016.31	$8.62

Class Y Actual[2]	$1,000.00	$852.50	$5.62

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.12

[1]	Expenses are equal to the fund’s annualized expense ratio (including waivers) for the most recent six-month period of 1.47%, 2.22%, 2.22%, 1.72%, and 1.22% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2008 of -14.82%, -15.19%, -15.15%, -14.94%, and -14.75% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Small Cap Select Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/07 to
	Value (11/01/07)	Value (4/30/08)	4/30/08)

Class A Actual[4]	$1,000.00	$837.20	$5.71

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.27

Class B Actual[4]	$1,000.00	$833.80	$9.12

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.92	$10.02

Class C Actual[4]	$1,000.00	$834.60	$9.12

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.92	$10.02

Class R Actual[4]	$1,000.00	$836.20	$6.85

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.52

Class Y Actual[4]	$1,000.00	$838.30	$4.57

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.02

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.25%, 2.00%, 2.00%, 1.50%, and 1.00% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2008 of -16.28%, -16.62%, -16.54%, -16.38%, and -16.17% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2008 Semiannual Report   9

Expense Examples  continued

 Small Cap Value Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/07 to
	Value (11/01/07)	Value (4/30/08)	4/30/08)

Class A Actual[2]	$1,000.00	$885.00	$6.05

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.47

Class B Actual[2]	$1,000.00	$881.30	$9.59

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.67	$10.27

Class C Actual[2]	$1,000.00	$881.40	$9.59

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.67	$10.27

Class R Actual[2]	$1,000.00	$884.40	$7.26

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.16	$7.77

Class Y Actual[2]	$1,000.00	$886.70	$4.88

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.22

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.29%, 2.05%, 2.05%, 1.55%, and 1.04% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2008 of -11.50%, -11.87%, -11.86%, -11.56%, and -11.33% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Small-Mid Cap Core Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/07 to
	Value (11/01/07)	Value (4/30/08)	4/30/08)

Class A Actual[4]	$1,000.00	$908.80	$6.69

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.07

Class B Actual[4]	$1,000.00	$905.50	$10.23

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.12	$10.82

Class C Actual[4]	$1,000.00	$905.40	$10.23

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.12	$10.82

Class Y Actual[4]	$1,000.00	$909.80	$5.51

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.82

[3]	Expenses are equal to the fund’s annualized expense ratio (including waivers) for the most recent six-month period of 1.41%, 2.16%, 2.16%, and 1.16% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2008 of -9.12%, -9.45%, -9.46%, and -9.02% for Class A, Class B, Class C, and Class Y, respectively.

10   First American Funds 2008 Semiannual Report

 Mid Cap Growth Opportunities Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/07 to
	Value (11/01/07)	Value (4/30/08)	4/30/08)

Class A Actual[2]	$1,000.00	$895.50	$5.70

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.07

Class B Actual[2]	$1,000.00	$892.00	$9.22

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$9.82

Class C Actual[2]	$1,000.00	$892.10	$9.22

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$9.82

Class R Actual[2]	$1,000.00	$894.30	$6.88

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.32

Class Y Actual[2]	$1,000.00	$896.50	$4.53

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.09	$4.82

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.21%, 1.96%, 1.96%, 1.46%, and 0.96% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2008 of -10.45%, -10.80%, -10.79%, -10.57%, and -10.35% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Mid Cap Value Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/07 to
	Value (11/01/07)	Value (4/30/08)	4/30/08)

Class A Actual[4]	$1,000.00	$914.90	$5.86

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.17

Class B Actual[4]	$1,000.00	$911.40	$9.41

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.02	$9.92

Class C Actual[4]	$1,000.00	$911.40	$9.41

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.02	$9.92

Class R Actual[4]	$1,000.00	$913.70	$7.04

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.42

Class Y Actual[4]	$1,000.00	$916.10	$4.67

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.99	$4.92

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.23%, 1.98%, 1.98%, 1.48%, and 0.98% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2008 of -8.51%, -8.86%, -8.86%, -8.63%, and -8.39% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2008 Semiannual Report   11

Expense Examples  continued

 Large Cap Growth Opportunities Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/07 to
	Value (11/01/07)	Value (4/30/08)	4/30/08)

Class A Actual[2]	$1,000.00	$907.90	$5.64

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$5.97

Class B Actual[2]	$1,000.00	$904.40	$9.19

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.22	$9.72

Class C Actual[2]	$1,000.00	$904.20	$9.18

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.22	$9.72

Class R Actual[2]	$1,000.00	$906.80	$6.83

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.22

Class Y Actual[2]	$1,000.00	$909.00	$4.46

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.72

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.19%, 1.94%, 1.94%, 1.44%, and 0.94% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2008 of -9.21%, -9.56%, -9.58%, -9.32%, and -9.10% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Large Cap Select Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/07 to
	Value (11/01/07)	Value (4/30/08)	4/30/08)

Class A Actual[4]	$1,000.00	$903.10	$5.73

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.07

Class B Actual[4]	$1,000.00	$899.90	$9.26

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$9.82

Class C Actual[4]	$1,000.00	$897.80	$9.25

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$9.82

Class R Actual[4]	$1,000.00	$902.10	$6.86

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.27

Class Y Actual[4]	$1,000.00	$904.60	$4.55

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.09	$4.82

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.21%, 1.96%, 1.96%, 1.45%, and 0.96% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2008 of -9.69%, -10.01%, -10.22%, -9.79%, and -9.54% for Class A, Class B, Class C, Class R, and Class Y, respectively.

12   First American Funds 2008 Semiannual Report

 Large Cap Value Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/07 to
	Value (11/01/07)	Value (4/30/08)	4/30/08)

Class A Actual[2]	$1,000.00	$928.50	$5.71

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$5.97

Class B Actual[2]	$1,000.00	$925.10	$9.29

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.22	$9.72

Class C Actual[2]	$1,000.00	$925.70	$9.29

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.22	$9.72

Class R Actual[2]	$1,000.00	$927.70	$6.90

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.22

Class Y Actual[2]	$1,000.00	$930.00	$4.51

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.72

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.19%, 1.94%, 1.94%, 1.44%, and 0.94% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2008 of -7.15%, -7.49%, -7.43%, -7.23%, and -7.00% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Balanced Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/07 to
	Value (11/01/07)	Value (4/30/08)	4/30/08)

Class A Actual[4]	$1,000.00	$964.10	$5.37

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52

Class B Actual[4]	$1,000.00	$961.10	$9.02

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.66	$9.27

Class C Actual[4]	$1,000.00	$960.50	$9.02

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.66	$9.27

Class R Actual[4]	$1,000.00	$962.80	$6.59

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.77

Class Y Actual[4]	$1,000.00	$966.30	$4.16

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27

[3]	Expenses are equal to the fund’s annualized expense ratio (including waivers) for the most recent six-month period of 1.10%, 1.85%, 1.85%, 1.35%, and 0.85% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2008 of -3.59%, -3.89%, -3.95%, -3.72%, and -3.37% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2008 Semiannual Report   13

Expense Examples  concluded

 Equity Income Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/07 to
	Value (11/01/07)	Value (4/30/08)	4/30/08)

Class A Actual[2]	$1,000.00	$919.50	$5.58

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.87

Class B Actual[2]	$1,000.00	$916.30	$9.15

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.32	$9.62

Class C Actual[2]	$1,000.00	$916.50	$9.15

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.32	$9.62

Class R Actual[2]	$1,000.00	$918.90	$6.77

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.12

Class Y Actual[2]	$1,000.00	$921.30	$4.39

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.29	$4.62

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.17%, 1.92%, 1.92%, 1.42%, and 0.92% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2008 of -8.05%, -8.37%, -8.35%, -8.11%, and -7.87% for Class A, Class B, Class C, Class R, and Class Y, respectively.

14   First American Funds 2008 Semiannual Report

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Real Estate Securities Fund
DESCRIPTION	SHARES	VALUE

Real Estate Common Stocks (a) – 97.9%
Apartments – 15.3%
American Campus Communities (b) (c)	245,514	$7,495
Apartment Investment & Management, Class A (b) (c)	225,723	8,347
Avalonbay Communities (b) (c)	256,886	25,624
Boardwalk Real Estate (c) (d) (e)	217,891	8,633
Camden Property Trust (b) (c)	123,783	6,549
Equity Residential Properties Trust (b) (c)	440,237	18,279
Essex Property Trust (b) (c)	127,672	15,193
Home Properties (b) (c)	216,266	11,369
Mid-America Apartment Communities (b) (c)	174,836	9,179
Northern Property (c) (e)	88,267	1,955
Post Properties (b) (c)	148,927	5,466
UDR (b) (c)	364,066	9,204

		127,293

Community Centers – 9.9%
Acadia Realty Trust (c)	215,207	5,518
Developers Diversified Realty (b) (c)	199,321	8,561
Eurocommercial Properties (c) (e)	18,006	1,040
Federal Realty Investment Trust (b) (c)	258,434	21,230
Kimco Realty (b) (c)	455,222	18,168
Kite Realty Group Trust (c)	143,359	1,947
Ramco-Gershenson Properties Trust (c)	27,527	618
Regency Centers (b) (c)	229,169	16,402
Saul Centers (b) (c)	160,211	7,994
Urstadt Biddle Properties, Class A (c)	11,428	193
Weingarten Realty Investors (b) (c)	23,167	855

		82,526

Diversified – 7.9%
Brixton (c) (e)	1,216,543	7,214
Colonial Properties Trust (b) (c)	216,023	5,234
Cousins Properties (b) (c)	166,671	4,235
Forest City Enterprises, Class A	304,045	11,232
Mission West Properties (b) (c)	49,329	587
Standard Parking (d)	122,410	2,623
Vornado Realty Trust (b) (c)	339,048	31,562
Washington Real Estate Investment Trust (b) (c)	94,268	3,349

		66,036

Healthcare – 8.9%
Brookdale Senior Living (b)	190,278	4,981
Capital Senior Living (d)	710,655	6,048
HCP (b) (c)	461,007	16,458
Health Care REIT (b) (c)	193,593	9,379
LTC Properties (c)	43,508	1,185
OMEGA Healthcare Investors (b) (c)	115,251	2,017
Parkway Life (c) (e)	945,184	864
Skilled Healthcare Group, Class A (d)	351,894	4,258
Universal Health Realty Income Trust (c)	63,852	2,142
Ventas (b) (c)	561,456	27,264

		74,596

Hotels – 5.7%
DiamondRock Hospitality (b) (c)	542,957	6,923
Gaylord Entertainment (b) (d)	28,249	837
Hersha Hospitality Trust (c)	19,270	183
Host Marriott (b) (c)	1,032,995	17,767
LaSalle Hotel Properties (b) (c)	93,785	3,008
Marcus	23,104	383
Marriott International, Class A (b)	444,251	15,238
Red Lion Hotels (b) (d)	75,178	713
Strategic Hotels & Resorts (b) (c)	148,864	2,145

		47,197

Industrials – 11.8%
AMB Property (b) (c)	316,173	18,259
American Tower, Class A (d)	72,787	3,160
DCT Industrial Trust (b) (c)	464,565	4,646
EastGroup Properties (b) (c)	163,962	7,823
Forth Ports (e)	70,972	3,072
Kamigumi (e)	24,734	189
Macquarie Infrastructure (b)	278,006	8,229
Mapletree Logistics Trust (c) (e)	281,083	213
Mitsubishi Logistics (e)	61,482	837
Prologis (b) (c)	675,278	42,279
PS Business Parks (b) (c)	170,206	9,743

		98,450

Malls – 13.9%
CBL & Associates Properties (b) (c)	76,405	1,871
General Growth Properties (b) (c)	473,250	19,384
Macerich (b) (c)	232,172	16,979
Simon Property Group (b) (c)	627,373	62,649
Tanger Factory Outlet Centers (b) (c)	38,733	1,563
Taubman Centers (b) (c)	237,115	13,437

		115,883

Manufactured Homes – 0.2%
Equity Lifestyle Properties (b) (c)	35,449	1,753

Net Lease – 2.3%
Entertainment Properties Trust (b) (c)	54,868	2,928
National Retail Properties (b)	497,430	11,396
Realty Income (b) (c)	178,975	4,709

		19,033

Office – 17.0%
Alexandria Real Estate Equities (b) (c)	147,849	15,529
BioMed Realty Trust (b) (c)	46,965	1,221
Boston Properties (b) (c)	371,408	37,323
Brookfield Asset Management, Class A	132,400	4,332
Brookfield Properties (b)	652,649	13,138
Cogdell Spencer (b) (c)	368,531	6,243
Digital Realty Trust (b) (c)	291,312	11,288
Douglas Emmett (b) (c)	439,484	10,442
Duke Realty (b) (c)	381,051	9,305
DuPont Fabros Technology (b) (c)	219,555	3,952
Highwoods Properties (b) (c)	65,583	2,298
Kilroy Realty (b) (c)	109,788	5,744
Maguire Properties (b) (c)	106,142	1,709
SL Green Realty (b) (c)	204,228	18,952

		141,476

Real Estate Service Provider – 0.0%
HFF (d)	67,576	425

Self Storage – 4.9%
Extra Space Storage (b) (c)	92,771	1,562
Public Storage (b) (c)	392,426	35,593
Sovran Self Storage (b) (c)	79,447	3,551

		40,706

Student Housing – 0.1%
Education Realty Trust (c)	56,659	756

Total Real Estate Common Stocks
(Cost $657,338)		816,130

First American Funds 2008 Semiannual Report   15

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Real Estate Securities Fund (concluded)
DESCRIPTION	SHARES	VALUE

Investment Companies – 0.8%
Macquarie Global Infrastructure Total Return Fund (b)	131,504	$3,678
Seligman Lasalle International Real Estate (b)	74,211	1,243
SPDR Macquarie Global Infrastructure 100 Index (b)	20,596	1,194

Total Investment Companies
(Cost $6,110)		6,115

Private Real Estate Company – 0.0%
Newcastle Investment Holdings (d) (f) (g)
(Cost $153)	35,000	117

Short-Term Investment – 2.1%
First American Prime Obligations Fund, Class Z (h)
(Cost $17,583)	17,582,822	17,583

Investment Purchased with Proceeds from Securities Lending – 50.9%
Mount Vernon Securities Lending Prime Portfolio (i)
(Cost $424,000)	424,000,374	424,000

Total Investments – 151.7%
(Cost $1,105,184)		1,263,945

Other Assets and Liabilities, Net – (51.7)%		(430,412)

Total Net Assets – 100.0%		$833,533

(a)	The fund is primarily invested in the Real Estate sector and therefore is subject to additional risks. See notes 1 and 7 in Notes to Financial Statements.

(b)	This security or a portion of this security is out on loan at April 30, 2008. Total loaned securities had a market value of $405,632 at April 30, 2008. See note 2 in Notes to Financial Statements.

(c)	Real Estate Investment Trust. As of April 30, 2008, the market value of these investments was $725,039, or 87.0% of total net assets.

(d)	Non-income producing security.

(e)	Foreign denominated security values stated in U.S. dollars.

(f)	Security is considered illiquid or restricted. As of April 30, 2008, the value of this investment was $117 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(g)	Security is fair valued. As of April 30, 2008, the value of this investment was $117 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(i)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

16   First American Funds 2008 Semiannual Report

Real Estate Securities Fund (concluded)

Statement ofAssets and Liabilities	April 30, 2008 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

Real Estate
Securities Fund

Unaffiliated investments, at cost	$663,601
Affiliated money market fund, at cost	17,583
Affiliated investment purchased with proceeds from securities lending, at cost (note 2)	424,000

ASSETS:
Unaffiliated investments, at value* (note 2)	$822,362
Affiliated money market fund, at value (note 2)	17,583
Affiliated investment purchased with proceeds from securities lending, at value (note 2)	424,000
Cash	16
Receivable for dividends and interest	699
Receivable for investments sold	21,288
Receivable for capital shares sold	2,330
Prepaid expenses and other assets	47

Total assets	1,288,325

LIABILITIES:
Payable for investments purchased	29,277
Payable upon return of securities loaned (note 2)	424,000
Payable for capital shares redeemed	820
Payable to affiliates (note 3)	614
Payable for distribution and shareholder servicing fees	58
Accrued expenses and other liabilities	23

Total liabilities	454,792

Net assets	$833,533

COMPOSITION OF NET ASSETS:
Portfolio capital	$741,605
Undistributed net investment income	2,739
Accumulated net realized loss on investments	(69,572)
Net unrealized appreciation of investments	158,761

Net assets	$833,533

* Including securities loaned, at value	$405,632

Class A:
Net assets	$166,713
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	8,644
Net asset value and redemption price per share	$19.29
Maximum offering price per share[1]	$20.41
Class B:
Net assets	$5,687
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	301
Net asset value, offering price, and redemption price per share[2]	$18.86
Class C:
Net assets	$15,115
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	798
Net asset value, offering price, and redemption price per share[2]	$18.95
Class R:
Net assets	$20,860
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	1,071
Net asset value, offering price, and redemption price per share	$19.48
Class Y:
Net assets	$625,158
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	32,104
Net asset value, offering price, and redemption price per share	$19.47

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%

[2]	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

First American Funds 2008 Semiannual Report   17

Real Estate Securities Fund (concluded)

Statement ofOperations	For the six-month period ended April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Real Estate
Securities Fund

INVESTMENT INCOME:
Dividends from unaffiliated investments	$15,801
Dividends from affiliated money market fund	181
Less: Foreign taxes withheld	(69)
Securities lending income	618

Total investment income	16,531

EXPENSES (note 3):
Investment advisory fees	2,582
Administration fees	818
Transfer agent fees	94
Custodian fees	19
Legal fees	7
Audit fees	15
Registration fees	32
Postage and printing fees	30
Directors’ fees	13
Other expenses	10
Distribution and shareholder servicing fees – Class A	202
Distribution and shareholder servicing fees – Class B	29
Distribution and shareholder servicing fees – Class C	72
Distribution and shareholder servicing fees – Class R	42

Total expenses	3,965

Less: Fee waivers (note 3)	(5)
Less: Indirect payments from custodian (note 3)	(3)

Total net expenses	3,957

Investment income – net	12,574

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS – NET (note 5):
Net realized loss on investments	(55,802)
Net change in unrealized appreciation or depreciation of investments	(11,735)

Net loss on investments	(67,537)

Net decrease in net assets resulting from operations	$(54,963)

The accompanying notes are an integral part of the financial statements.

18   First American Funds 2008 Semiannual Report

Real Estate Securities Fund (concluded)

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

	Real Estate
	Securities Fund

	Six-Month
	Period Ended
	4/30/08	Year Ended
	(unaudited)	10/31/07

OPERATIONS:
Investment income – net	$12,574	$20,209
Net realized gain (loss) on unaffiliated investments	(55,802)	78,326
Net change in unrealized appreciation or depreciation of investments	(11,735)	(95,107)

Net increase (decrease) in net assets resulting from operations	(54,963)	3,428

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(2,037)	(3,489)
Class B	(50)	(76)
Class C	(128)	(197)
Class R	(197)	(229)
Class Y	(7,416)	(11,675)
Net realized gain on investments:
Class A	(22,068)	(21,330)
Class B	(816)	(722)
Class C	(2,036)	(1,281)
Class R	(2,193)	(931)
Class Y	(68,466)	(65,821)

Total distributions	(105,407)	(105,751)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	32,344	105,664
Reinvestment of distributions	23,120	22,640
Payments for redemptions	(52,929)	(127,551)

Increase in net assets from Class A transactions	2,535	753

Class B:
Proceeds from sales	317	3,037
Reinvestment of distributions	749	730
Payments for redemptions (note 3)	(1,319)	(2,757)

Increase (decrease) in net assets from Class B transactions	(253)	1,010

Class C:
Proceeds from sales	2,137	16,692
Reinvestment of distributions	1,688	1,193
Payments for redemptions (note 3)	(3,539)	(9,390)

Increase in net assets from Class C transactions	286	8,495

Class R:
Proceeds from sales	9,401	23,035
Reinvestment of distributions	2,390	1,152
Payments for redemptions	(5,929)	(13,301)

Increase in net assets from Class R transactions	5,862	10,886

Class Y:
Proceeds from sales	163,938	200,077
Reinvestment of distributions	46,430	42,649
Payments for redemptions	(124,862)	(275,626)

Increase (decrease) in net assets from Class Y transactions	85,506	(32,900)

Increase (decrease) in net assets from capital share transactions	93,936	(11,756)

Total decrease in net assets	(66,434)	(114,079)
Net assets at beginning of period	899,967	1,014,046

Net assets at end of period	$833,533	$899,967

Undistributed (distributions in excess of) net investment income at end of period	$2,739	$(7)

First American Funds 2008 Semiannual Report   19

Real Estate Securities Fund (concluded)

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Income	Investments	Income	Realized Gains	Period

Real Estate Securities Fund[1]
Class A
2008[2]	$23.99	$0.31	$(2.04)	$(0.23)	$(2.74)	$19.29
2007[3]	26.49	0.47	(0.24)	(0.36)	(2.37)	23.99
2006[3]	21.42	0.47	7.77	(0.58)	(2.59)	26.49
2005[4]	21.81	0.03	(0.42)	—	—	21.42
2005[5]	18.62	0.69	4.47	(0.55)	(1.42)	21.81
2004[5]	16.00	0.63	3.21	(0.62)	(0.60)	18.62
2003[5]	13.68	0.69	2.65	(0.69)	(0.33)	16.00
Class B
2008[2]	$23.53	$0.23	$(2.00)	$(0.16)	$(2.74)	$18.86
2007[3]	26.08	0.27	(0.22)	(0.23)	(2.37)	23.53
2006[3]	21.14	0.29	7.66	(0.42)	(2.59)	26.08
2005[4]	21.53	0.01	(0.40)	—	—	21.14
2005[5]	18.41	0.54	4.40	(0.40)	(1.42)	21.53
2004[5]	15.85	0.50	3.17	(0.51)	(0.60)	18.41
2003[5]	13.55	0.57	2.64	(0.58)	(0.33)	15.85
Class C
2008[2]	$23.62	$0.23	$(2.00)	$(0.16)	$(2.74)	$18.95
2007[3]	26.17	0.26	(0.21)	(0.23)	(2.37)	23.62
2006[3]	21.21	0.28	7.70	(0.43)	(2.59)	26.17
2005[4]	21.61	0.01	(0.41)	—	—	21.21
2005[5]	18.47	0.54	4.42	(0.40)	(1.42)	21.61
2004[5]	15.89	0.50	3.19	(0.51)	(0.60)	18.47
2003[5]	13.62	0.59	2.62	(0.61)	(0.33)	15.89
Class R6
2008[2]	$24.20	$0.28	$(2.05)	$(0.21)	$(2.74)	$19.48
2007[3]	26.72	0.38	(0.21)	(0.32)	(2.37)	24.20
2006[3]	21.61	0.35	7.90	(0.55)	(2.59)	26.72
2005[4]	22.00	0.02	(0.41)	—	—	21.61
2005[5]	18.80	0.72	4.43	(0.53)	(1.42)	22.00
2004[5]	16.00	0.61	3.24	(0.45)	(0.60)	18.80
2003[5]	13.69	0.69	2.64	(0.69)	(0.33)	16.00
Class Y
2008[2]	$24.18	$0.33	$(2.05)	$(0.25)	$(2.74)	$19.47
2007[3]	26.67	0.53	(0.24)	(0.41)	(2.37)	24.18
2006[3]	21.54	0.53	7.82	(0.63)	(2.59)	26.67
2005[4]	21.92	0.03	(0.41)	—	—	21.54
2005[5]	18.71	0.74	4.49	(0.60)	(1.42)	21.92
2004[5]	16.06	0.69	3.22	(0.66)	(0.60)	18.71
2003[5]	13.73	0.73	2.66	(0.73)	(0.33)	16.06

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2008 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

20   First American Funds 2008 Semiannual Report

Real Estate Securities Fund (concluded)

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income to
		Ratio of	Investment	to Average	Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(6.06)%	$166,713	1.23%	3.30%	1.23%	3.30%	83%
0.78	203,101	1.22	1.87	1.22	1.87	210
43.25	228,186	1.23	2.06	1.23	2.06	161
(1.79)	133,339	1.23	1.48	1.23	1.48	11
28.99	135,745	1.23	3.43	1.25	3.41	118
24.98	86,996	1.23	3.63	1.26	3.60	127
25.92	35,754	1.23	4.82	1.28	4.77	69

(6.42)%	$5,687	1.98%	2.57%	1.98%	2.57%	83%
—	7,391	1.97	1.12	1.97	1.12	210
42.17	7,288	1.98	1.30	1.98	1.30	161
(1.81)	4,419	1.98	0.74	1.98	0.74	11
27.98	4,700	1.98	2.69	2.00	2.67	118
24.06	4,412	1.98	2.91	2.01	2.88	127
25.03	3,559	1.98	4.10	2.03	4.05	69

(6.39)%	$15,115	1.98%	2.57%	1.98%	2.57%	83%
0.03	18,403	1.97	1.06	1.97	1.06	210
42.16	12,281	1.98	1.25	1.98	1.25	161
(1.85)	4,669	1.98	0.75	1.98	0.75	11
28.00	4,954	1.98	2.68	2.00	2.66	118
24.12	4,247	1.98	2.92	2.01	2.89	127
24.88	3,229	1.98	4.12	2.03	4.07	69

(6.20)%	$20,860	1.48%	2.99%	1.48%	2.99%	83%
0.52	18,493	1.47	1.52	1.47	1.52	210
42.87	9,423	1.48	1.50	1.60	1.38	161
(1.77)	57	1.48	1.23	1.63	1.08	11
28.60	36	1.48	3.37	1.65	3.20	118
24.94	1	1.23	3.57	1.26	3.54	127
25.80	2,524	1.23	4.87	1.28	4.82	69

(5.94)%	$625,158	0.98%	3.48%	0.98%	3.48%	83%
1.01	652,579	0.97	2.12	0.97	2.12	210
43.58	756,868	0.98	2.31	0.98	2.31	161
(1.73)	504,655	0.98	1.74	0.98	1.74	11
29.25	525,196	0.98	3.66	1.00	3.64	118
25.33	414,544	0.98	3.95	1.01	3.92	127
26.19	194,933	0.98	5.13	1.03	5.08	69

First American Funds 2008 Semiannual Report   21

Real Estate Securities Fund (concluded)

Schedule of Investments  April 30, 2008 (unaudited), all dollars rounded to thousands (000)

Real Estate Securities Fund (concluded)

Global Infrastructure Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 99.9%
Argentina – 1.3%
Cia de Transporte de Electrica de Alta Tension Transener (a)	55,000	$24
Empresa Distribuidora y Comercializadora Norte – ADR (a)	714	13
Transportadora de Gas del Sur – ADR (a)	6,121	26

		63

Australia – 6.9%
Asciano Group	5,656	21
Ausnet	7,810	9
Macquarie Airports	44,128	131
Macquarie Infrastructure Group	31,502	84
Spark Infrastructure Group (a)	19,217	32
Transurban Group	10,961	71

		348

Belgium – 1.2%
Elia System Operator (a)	1,326	59

Brazil – 4.6%
Companhia de Concessoes Rodoviarias	2,000	38
Companhia de Transmissao Energia Electrica Paulista	2,500	65
Companhia de Saneamento Basico do Estado de Sao Paulo – ADR	371	19
Companhia Energetica de Minas Gerais – ADR	619	13
Companhia Paranaense de Energia-Copel – ADR	613	11
CPFL Energia – ADR	8	1
Santos Brasil Participacoes (a)	2,800	48
Ultrapar Participacoes – ADR	962	35

		230

Canada – 5.3%
Brookfield Asset Management, Class A	249	8
Canadian Hydro Developers (a)	4,067	24
Enbridge	2,148	89
Sino-Forest (a)	1,216	18
TransCanada	3,051	112
Westshore Terminals Income Fund	774	13

		264

China – 2.3%
Beijing Capital International Airport, Class H	16,000	16
Dalian Port, Class H	52,000	34
Guangshen Railway – ADR (a)	444	13
Jiangsu Expressway, Class H	38,000	35
Zhejiang Expressway, Class H	16,000	17

		115

Denmark – 0.6%
AP Moller – Maersk, Class B	3	31

Finland – 0.9%
Fortum Oyj	1,009	43

France – 8.3%
Aeroports de Paris	280	33
EDF Energies Nouvelles	610	41
Electricite de France	400	42
Rubis	439	39
Seche Environnement	96	14
Societe des Autoroutes Paris-Rhin-Rhone (a)	385	46
Suez	600	42
Suez – ADR	754	53
Veolia Environnement – ADR	1,138	83
Vinci	311	23

		416

Germany – 4.5%
E.ON	400	81
Eurokai KGaA	125	15
Fraport	1,294	93
RWE	300	35

		224

Great Britain – 7.5%
Centrica	8,345	48
Forth Ports	805	35
National Grid – ADR	2,092	148
Scottish & Southern Energy	2,200	61
Serco Group	4,583	40
United Utilities – ADR	1,616	46

		378

Hong Kong – 5.1%
China Merchants Holdings International	14,000	72
China Water Affairs Group (a)	76,000	25
Cosco Pacific	14,000	26
Guangdong Investment	130,000	64
Hutchison Whampoa – ADR	572	28
MTR	3,500	12
NWS	10,000	28

		255

India – 0.6%
Gail India – GDR	461	31
Reliance Energy – GDR (a)	14	1

		32

Italy – 7.3%
Atlantia	5,381	176
Enel	2,120	23
Gemina	13,000	18
Snam Rete Gas	15,342	97
Terna	12,469	55

		369

Japan – 1.9%
Japan Airport Terminal	1,350	27
Kamigumi	3,000	23
Mitsubishi Logistics	242	3
Park24	4,800	44

		97

Mexico – 1.6%
Empresas ICA – ADR (a)	1,567	38
Grupo Aeroportuario del Centro Norte – ADR (a)	384	8
Grupo Aeroportuario del Pacifico – ADR	550	23
Grupo Aeroportuario del Sureste – ADR	182	10

		79

Netherlands – 0.9%
Koninklijke Vopak	633	43

New Zealand – 2.4%
Auckland International Airport	23,149	39
Infratil	19,574	36
Port of Tauranga	8,670	43
Vector (a)	2,950	5

		123

Norway – 0.7%
Hafslund, Class B	1,700	37

The accompanying notes are an integral part of the financial statements.

22   First American Funds 2008 Semiannual Report

Real Estate Securities Fund (concluded)

Real Estate Securities Fund (concluded)

Global Infrastructure Fund (continued)
DESCRIPTION	SHARES	VALUE

Portugal – 1.6%
Brisa-Auto Estradas	4,290	$61
Redes Energeticas Nacionais (a)	3,907	21

		82

Russia – 0.6%
Novorossiysk Sea Trade Port – GDR (a)	734	11
RAO Unified Energy System of Russia – GDR (a)	225	21

		32

Singapore – 3.3%
Parkway Holdings	7,000	18
Singapore Airport Terminal Services	37,000	64
Singapore Post	48,000	41
SMRT	33,000	44

		167

South Korea – 0.5%
Korea Electric Power – ADR (a)	1,540	25

Spain – 9.8%
Abertis Infraestructuras	3,010	100
Acciona	189	54
Cintra Concesiones de Infraestructuras de Transporte (a)	7,684	119
Enagas	1,776	54
Iberdrola – ADR	1,218	71
Iberdrola (a)	3,868	56
Red Electrica de Espana	622	40

		494

Switzerland – 1.9%
BKW FMB Energie (a)	791	97

United States – 18.3%
American Tower, Class A (a)	753	33
Aqua America	1,300	24
Consolidated Edison	456	19
Covanta Holding (a)	1,992	53
Crosstex Energy	789	27
Digital Realty Trust – REIT	130	5
DuPont Fabros Technology – REIT	302	5
El Paso	5,330	91
Enbridge Energy Management (a)	789	41
EnergySouth	30	2
Entergy	229	26
Exelon	228	19
FPL Group	871	58
Geo Group (a)	852	23
Great Lakes Dredge & Dock	785	5
ITC Holdings	407	23
Kinder Morgan Management (a)	494	27
Macquarie Infrastructure	1,774	52
Nicor	823	29
Northeast Utilities	3,729	98
NSTAR	795	26
ONEOK	400	19
Quanta Services (a)	19	—
Sempra Energy	349	20
Spectra Energy	2,266	56
Standard Parking (a)	1,395	30
Williams	2,136	76
Wisconsin Energy	668	32

		919

Total Common Stocks
(Cost $5,063)		5,022

Short-Term Investment – 1.4%
State Street GA Prime Fund
(Cost $69)	68,568	69

Total Investments – 101.3%
(Cost $5,132)		5,091

Other Assets and Liabilities, Net – (1.3)%		(66)

Total Net Assets – 100.0%		$5,025

(a)	Non-income producing security.

ADR –	American Depository Receipt

GDR –	Global Depository Receipt

REIT –	Real Estate Investment Trust

At April 30, 2008, sector diversification of the fund was as follows:

	% of
	Net Assets	Value

Foreign Common Stock
Industrials*	44.1%	$2,216
Utilities*	40.6	2,039
Energy	12.0	602
Financials	1.4	71
Telecommunication Services	0.7	33
Consumer Discretionary	0.5	25
Materials	0.3	18
Healthcare	0.3	18

Total Foreign Common Stock	99.9	5,022

Total Short-Term Investment	1.4	69

Total Investments	101.3	5,091

Other Assets and Liabilities, Net	(1.3)	(66)

Net Assets	100%	$5,025

*	The fund is significantly invested in these sectors and therefore subject to additional risks. See note 7 in Notes to Financial Statements.

First American Funds 2008 Semiannual Report   23

Fund (concluded)

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Fund (concluded)

International Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 99.0%
Australia – 2.5%
BHP Billiton (a)	707,370	$28,515
Rio Tinto (a)	51,482	6,644

		35,159

Belgium – 1.7%
Dexia (a)	407,078	11,236
Fortis (a)	477,600	12,958

		24,194

Brazil – 2.7%
Companhia Vale do Rio Doce – ADR	473,052	18,487
Petroleo Brasileiro – ADR	157,045	19,068

		37,555

Egypt – 0.2%
Orascom Construction Industries – GDR	20,223	3,316

Finland – 1.6%
Nokia Oyj	745,525	22,414

France – 13.2%
Accor (a)	171,157	14,102
Axa (a)	597,995	22,095
BNP Paribas	210,889	22,482
Compagnie de Saint-Gobain (a)	139,100	11,066
Imerys (a)	122,340	10,542
Lafarge (a)	126,670	22,713
Pernod-Ricard (a)	156,500	17,897
Sanofi-Aventis	126,814	9,775
Total	635,075	53,198

		183,870

Germany – 8.1%
Bayer (a)	167,350	14,134
Deutsche Post	350,800	10,901
E.ON (a)	151,832	30,867
Linde (a)	76,442	11,143
SAP (a)	311,430	15,754
Siemens	187,460	22,044
Symrise (b)	291,154	7,224

		112,067

Great Britain – 18.4%
Barclays	2,009,500	18,170
BG Group	967,606	23,664
British Land	330,000	5,477
Burberry Group	1,273,600	12,155
Centrica	930,542	5,410
GlaxoSmithKline	778,862	17,229
ICAP	1,195,553	13,802
Kingfisher	825,741	2,158
Man Group	1,102,850	12,620
Morrison Supermarket	2,208,700	12,500
Rio Tinto PLC	59,800	6,971
Smith & Nephew	901,259	11,652
Standard Chartered	763,183	26,966
Tesco	3,181,979	26,950
Vodafone	10,285,025	32,549
Wolseley	950,000	9,500
WPP Group	1,428,703	17,413

		255,186

Greece – 0.7%
Piraeus Bank	276,094	9,376

Hong Kong – 4.4%
Esprit Holdings	932,000	11,477
Hang Lung Properties	2,057,000	8,367
HSBC (a)	2,380,800	41,261

		61,105

Italy – 4.8%
Banca Intesa	1,884,829	14,012
Eni	1,022,961	39,372
UniCredit (a)	1,836,381	13,840

		67,224

Japan – 19.8%
Astellas Pharma	326,700	13,448
Canon	318,500	16,014
Daikin Industries	152,700	7,642
East Japan Railway	1,011	8,068
Honda Motor	609,500	19,453
Japan Tobacco	2,657	12,920
KOMATSU	422,300	12,852
Mitsubishi	837,500	26,960
Mitsubishi UFJ Financial Group	905,700	9,980
Mitsui Fudosan	722,000	18,245
Mizuho Financial Group (a)	1,377	7,166
Murata Manufacturing	212,900	11,261
Nidec (a)	193,400	14,612
Nippon Oil	925	6
Nissan Motor	1,133,500	10,108
Nitto Denko	165,900	6,871
Nomura Holdings	449,500	7,849
Shin-Etsu Chemical	264,100	16,353
SMC	68,100	7,959
Sony (a)	412,500	19,018
Sumitomo	1,006,800	13,555
Sumitomo Mitsui Financial Group (a)	1,795	15,447

		275,787

Mexico – 0.9%
America Movil, Series L – ADR	68,600	3,976
Fomento Economico Mexicano – ADR	190,200	8,264

		12,240

Netherlands – 4.0%
ING Group (a)	541,610	20,517
Philips Electronics	336,142	12,635
Reed Elsevier (a)	659,749	12,373
Wolters Kluwer (a)	347,566	9,276

		54,801

Norway – 0.5%
Norsk Hydro	493,200	7,252

South Korea – 0.8%
Samsung Electronics	15,830	11,222

Spain – 3.4%
Banco Bilbano Vizcaya Argentaria	606,784	13,917
Industria de Diseno Textil	184,000	9,963
Telefonica	800,460	23,001

		46,881

Switzerland – 10.4%
ABB	627,925	19,161
Adecco (a)	238,900	14,220
Holcim (a)	160,000	15,612
Nestle	71,617	34,181
Novartis	386,397	19,476

The accompanying notes are an integral part of the financial statements.

24   First American Funds 2008 Semiannual Report

Fund (concluded)

International Fund (concluded)
DESCRIPTION	SHARES	VALUE

Roche	141,270	$23,377
Zurich Financial Services	61,500	18,639

		144,666

Taiwan – 0.9%
Taiwan Semiconductor Manufacturing – ADR	1,137,998	12,791

Total Common Stocks
(Cost $992,474)		1,377,106

Investment Purchased with Proceeds from Securities Lending (c) – 16.0%
State Street Navigator Prime Fund
(Cost $222,822)	222,821,812	222,822

Total Investments – 115.0%
(Cost $1,215,296)		1,599,928

Other Assets and Liabilities, Net – (15.0%)		(209,372)

Total Net Assets – 100.0%		$1,390,556

(a)	This security or a portion of this security is out on loan at April 30, 2008. Total loaned securities had a market value of $214,768 at April 30, 2008.

(b)	Non-income producing security.

(c)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above. See note 2 in Notes to Financial Statements.

ADR –	American Depository Receipt

GDR –	Global Depository Receipt

At April 30, 2008, sector diversification of the fund was as follows:

	% of
	Net Assets	Value

Foreign Common Stock
Financials*	24.7%	$344,422
Industrials	12.0	167,244
Consumer Discretionary	11.4	157,355
Materials	11.3	157,985
Energy	10.6	147,970
Consumer Staples	8.1	112,712
Information Technology	7.5	104,068
Healthcare	6.8	94,957
Telecommunication Services	4.4	59,526
Utilities	2.2	30,867

Total Foreign Common Stocks	99.0	1,377,106

Total Investment Purchased with Proceeds from Securities Lending	16.0	222,822

Total Investments	115.0	1,599,928

Other Assets and Liabilities, Net	(15.0)	(209,372)

Net Assets	100%	$1,390,556

*	The fund is significantly invested in this sector and is therefore subject to additional risks. See note 7 in Notes to Financial Statements.
International Fund (concluded)

International Select Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 85.7%
Australia – 2.1%
BHP Billiton (a)	61,673	$2,486
National Australia Bank	29,600	838
Rio Tinto	18,672	2,410
Woodside Petroleum	28,605	1,506

		7,240

Austria – 0.6%
Erste Bank der Oesterreichischen Sparkassen	26,492	1,953

Bahrain – 0.1%
Investcorp Bank – ADR (b)	12,300	329

Brazil – 5.7%
AES Tiete	60,314	544
Banco do Brasil	64,000	1,113
Banco Itau Holding Financeira – ADR	57,018	1,599
Cia Vale do Rio Doce	36,200	1,167
Companhia de Bebidas das Americas – ADR	17,815	1,306
Companhia de Concessoes Rodoviarias	23,600	454
Companhia Energetica De Minas (b)	40,197	834
Companhia Vale do Rio Doce – ADR (a)	73,891	2,888
Empresa Brasileira de Aeronautica – ADR (a)	21,900	913
Iochpe Maxion (b)	23,317	501
JHSF Participacoes (b)	140,500	553
Klabin	186,000	727
Petroleo Brasileiro – ADR	20,618	2,504
Redecard	90,730	1,769
Souza Cruz	32,599	914
Suzano Papel e Celulose	50,210	876
Tam – ADR (a)	34,800	821

		19,483

Canada – 2.4%
Cameco	61,287	2,144
Gammon Gold (a) (b)	60,729	464
Manulife Financial	51,782	2,028
Patheon (b)	79,760	289
Rogers Communications – Class B	27,485	1,223
Suncor Energy	18,162	2,047

		8,195

China – 0.5%
Focus Media Holdings – ADR (a) (b)	47,008	1,734

Denmark – 0.9%
Vestas Wind System (b)	28,028	3,039

Egypt – 0.8%
Eastern Tobacco	8,988	642
Mobinil	20,565	755
Orascom Construction Industries (b)	9,111	747
Orascom Telecom Holdings (b)	38,007	576

		2,720

Finland – 0.1%
Nokia Oyj	11,690	351

France – 6.2%
Alcatel-Lucent – ADR (a)	151,260	1,009
Axa (a)	40,277	1,488
BNP Paribas	7,800	832
Carrefour (a)	29,694	2,083
Electricite de France (a)	17,819	1,863
Iliad (a)	22,585	2,390
L’oreal (a)	12,478	1,474
LVMH Moet Hennessy Louis Vuitton	11,433	1,298
Sanofi-Aventis (a)	22,200	1,711

First American Funds 2008 Semiannual Report   25

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

International Select Fund (continued)
DESCRIPTION	SHARES	VALUE

Thales (a)	9,480	$617
Total (a)	38,120	3,193
Vivendi Universal	81,140	3,271

		21,229

Germany – 5.4%
Adidas (a)	31,330	1,989
Allianz	8,292	1,681
BASF (a)	4,740	672
Deutsche Boerse	8,751	1,265
Deutsche Telekom (a)	62,610	1,120
E.ON (a)	7,578	1,541
Henkel KGAA (a)	43,451	1,841
Metro (a)	26,990	2,128
Q-Cells (b)	12,058	1,379
SAP – ADR (a)	29,202	1,467
Siemens	7,611	895
Symrise (b)	32,901	816
Wacker Chemie (a)	5,990	1,453

		18,247

Great Britain – 10.7%
Arm Holdings (a)	706,201	1,402
Autonomy (b)	126,747	2,138
BAE Systems	93,780	864
Benfield Group (a)	219,248	1,142
BP – ADR	28,220	2,054
British Sky Broadcasting Group	144,634	1,559
Cadbury Schweppes	138,872	1,595
Dawnay Day Treveria (b)	695,980	693
Diageo	133,230	2,717
Eurasian Natural Resources (b)	23,963	572
Experian Group	206,036	1,548
GlaxoSmithKline	112,870	2,497
ICAP	106,216	1,226
Kingfisher	281,430	735
Michael Page International (a)	274,604	1,563
Prudential	155,254	2,109
Scottish & Southern Energy	39,653	1,093
Smith & Nephew	113,000	1,461
Standard Chartered	25,110	887
Tesco	155,865	1,320
Vodafone Group – ADR	85,790	2,716
Wellstream Holdings (b)	69,210	1,723
WPP Group	226,510	2,761

		36,375

Greece – 0.5%
National Bank of Greece – ADR	163,492	1,776

Hong Kong – 2.0%
Agile Property	1,548,000	2,145
Cheung Kong Holdings	49,510	773
Esprit Holdings	206,200	2,539
Foxconn International Holdings (b)	971,000	1,501

		6,958

India – 2.8%
Grasim Industries – ADR (b)	9,100	554
HDFC Bank – ADR (a)	15,198	1,714
Hero Honda	34,922	732
Hindustan Unilever	82,841	514
Infosys Technologies – ADR (a)	37,149	1,623
Oil & Natural Gas	66,067	1,686
Punjab National Bank	53,690	730
Satyam Computer Services – ADR (a)	51,800	1,330
State Bank Of India – ADR	6,932	639

		9,522

Indonesia – 0.8%
Astra International	267,500	579
Bank Mandiri Persero	2,462,000	765
Telekomunikasi Indonesia – ADR	31,200	1,211
United Tractors	82,500	107

		2,662

Israel – 1.1%
Bank Hapoalim B.M.	260,192	1,103
Delek Automotive Systems	8,500	131
Icl-Israel Chem	48,258	887
Teva Pharmaceutical Industries – ADR	32,300	1,511

		3,632

Italy – 4.3%
Alleanza Assicurazioni (a)	112,790	1,472
Ansaldo STS (a) (b)	88,360	1,368
Arnoldo Mondadori Editore (a)	127,320	1,107
Eni	49,190	1,893
Mediaset	247,337	2,248
Saipem	51,222	2,240
Telecom Italia	1,052,960	1,714
UniCredit	352,821	2,659

		14,701

Japan – 11.6%
Bank of Yokohama	79,325	583
Daiwa Securities Group	85,310	846
DENSO	42,400	1,479
Fuji Television Network	655	1,075
The Joyo Bank	342,734	1,958
KEYENCE	2,479	634
Kose	68,983	1,496
Mid REIT (a) (b)	210	764
Mitsubishi UFJ Financial Group	75,910	836
Mitsui Sumitomo Insurance Group (b)	60,946	2,427
Mitsui-Soko (a)	136,841	685
New City Residence Investment	114	286
NGK Insulators	78,000	1,502
Nintendo	4,100	2,266
Nippon Commercial Investment (b)	220	882
Nippon Residential (a)	120	389
Nipponkoa Insurance (a)	289,580	2,838
Nitto Denko	35,800	1,483
Nomura Holdings	49,778	869
ORIX	9,070	1,641
Seven & I Holdings	42,741	1,280
Shin-Etsu Chemical	22,700	1,406
SMC	16,609	1,941
Sugi Pharmacy (a)	47,800	1,265
Sumitomo Bakelite	226,401	1,263
Sumitomo Trust & Banking	232,878	2,094
Suzuki Motor	43,202	1,096
THK	34,482	767
Toyota Motor	26,700	1,361
United Urban Investment	81	499
Yamada Denki	19,200	1,648

		39,559

Luxembourg – 1.4%
Millicom International Cellular – ADR (a) (b)	21,207	2,291
Tenaris – ADR (a)	44,700	2,369

		4,660

The accompanying notes are an integral part of the financial statements.

26   First American Funds 2008 Semiannual Report

International Select Fund (continued)
DESCRIPTION	SHARES	VALUE

Malaysia – 0.4%
British American Tobacco Malaysia Berhad	49,100	$664
Plus Expressways	493,100	503
Sime Darby Berhad	93,861	285

		1,452

Mexico – 1.6%
Cemex – ADR (a) (b)	33,591	929
Desarrolladora Homex – ADR (a) (b)	15,900	947
Fomento Economico Mexicano – ADR	15,100	656
Grupo Televisa – ADR (a)	41,300	1,019
Kimberly-Clark de Mexico	149,900	711
Wal Mart de Mexico – ADR (a)	33,537	1,347

		5,609

Netherlands – 2.2%
Heineken (a)	43,614	2,527
ING Group (a)	23,336	884
Koninklijke Philips Electronics – ADR	38,954	1,463
Philips Electronics	24,470	920
Unilever NV CVA	46,250	1,544

		7,338

Norway – 1.0%
Renewable Energy (a) (b)	60,821	2,058
Statoil (a)	36,527	1,314

		3,372

Philippines – 0.4%
Philippine Long Distance Telephone – ADR	21,600	1,320

Portugal – 0.4%
Energias de Portugal (a)	189,950	1,199

Russia – 0.9%
Eurasia Drilling – GDR (b)	20,700	480
Evraz Group – ADR	5,450	566
Mobile Telesystems – ADR (b)	17,200	1,334
TNK-BP Holdings (b)	243,052	474
Vsmpo-Avisma	1,666	360

		3,214

Singapore – 1.0%
Cosco – ADR (a)	20,800	242
DBS Group Holdings	50,210	735
Keppel	160,000	1,225
Keppel Land (a)	293,000	1,315

		3,517

South Africa – 3.5%
Aquarius Platinum	55,715	870
Gold Fields – ADR (a)	69,342	936
Imperial Holdings (b)	90,798	914
Kumba Iron Ore (b)	33,763	1,467
Massmart Holdings	83,670	778
MTN Group	74,574	1,417
Murray & Roberts Holdings	39,070	455
Naspers	45,291	976
Nedbank Group	50,300	758
Pretoria Portland Cement	187,642	988
Sanlam (b)	219,585	577
Steinhoff International Holdings	295,210	722
Truworths International	289,841	975

		11,833

South Korea – 4.3%
AmorePacific	712	450
GS Engineering & Construction	5,566	819
Hite Brewery	4,653	549
Kookmin Bank – ADR (b)	55,007	3,837
Samsung Electronics	2,210	1,567
Samsung Electronics – GDR	600	154
Samsung Electronics – GDR	11,870	4,209
Shinhan Financial Group – ADR (a) (b)	17,200	1,998
Woongjin Coway	36,120	1,138

		14,721

Spain – 1.9%
Banco Bilbano Vizcaya Argentaria	93,796	2,151
Banco Santander Central Hispano (a)	109,558	2,370
Telefonica	66,504	1,911

		6,432

Sweden – 1.1%
Ericsson (a)	907,890	2,294
Nordea Bank	32,730	538
Oriflame Cosmetics (b)	13,905	1,059

		3,891

Switzerland – 4.5%
ABB	61,854	1,888
Credit Suisse Group (a)	31,953	1,779
Holcim	15,366	1,499
Nestle	8,433	4,025
Nobel Biocare	31,750	1,143
Novartis	40,533	2,043
Roche	11,066	1,831
Syngenta (a)	4,120	1,224

		15,432

Taiwan – 1.1%
Advanced Semiconductor	541,000	556
Advantech	145,058	373
Hon Hai Precision Industry	164,000	948
Novatek Microelectronics	172,040	661
Taiwan Semiconductor Manufacturing	524,285	1,152

		3,690

Thailand – 0.3%
Bangkok Bank	209,246	923

Turkey – 0.9%
Ford Otomotiv Sanayi (b)	49,470	462
Turkcell Iletisim Hizmet – ADR (a)	73,400	1,479
Turkiye Is Bankasi (b)	260,409	1,200

		3,141

United States – 0.2%
Philip Morris International (b)	10,700	546

Total Common Stocks
(Cost $279,270)		291,995

Exchange-Traded Funds – 0.2%
iShares MSCI EAFE Index Fund	6,719	509
iShares MSCI Emerging Markets Index Fund (a)	736	108

Total Exchange-Traded Funds
(Cost $611)		617

First American Funds 2008 Semiannual Report   27

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

International Select Fund (continued)
DESCRIPTION	SHARES/PAR	VALUE

Short-Term Investments – 14.3%
Money Market Fund – 13.5%
State Street GA Prime Fund	45,879,927	$45,880

U.S. Treasury Obligation – 0.8%
U.S. Treasury Bill
1.960%, 06/26/2008 (c)	$2,650	2,642

Total Short-Term Investments
(Cost $48,522)		48,522

Investment Purchased with Proceeds from Securities Lending (d) – 19.1%
State Street Navigator Prime Fund
(Cost $65,083)	65,082,920	65,083

Total Investments – 119.3%
(Cost $393,486)		406,217

Other Assets and Liabilities Net – (19.3%)		(65,679)

Total Net Assets – 100%		$340,538

(a)	This security or a portion of this security is out on loan at April 30, 2008. Total loaned securities had a market value of $63,235 at April 30, 2008. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of April 30, 2008. See note 2 in Notes to Financial Statements.

(d)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above. See note 2 in Notes to Financial Statements.

ADR –	American Depository Receipt

GDR –	Global Depository Receipt

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

E-Mini MSCI EAFE Futures	(17)	$(1,820)	June 2008	$(155)
E-Mini MSCI Emerging Markets Index Futures	(4)	(240)	June 2008	(26)
S&P TSE 60 Futures	188	30,880	June 2008	1,222

				$1,041

International Select Fund (concluded)

At April 30, 2008, sector diversification of the fund was as follows:

	% of
	Net Assets	Value

Foreign Common Stocks
Financials	20.4%	$69,489
Consumer Discretionary	11.1%	37,695
Consumer Staples	10.4%	35,431
Materials	8.9%	30,515
Information Technology	8.6%	29,461
Industrials	7.4%	25,128
Energy	6.8%	23,259
Telecommunication Services	6.3%	21,458
Healthcare	3.7%	12,486
Utilities	2.1%	7,073

Total Foreign Common Stocks	85.7	291,995

Total Exchange-Traded Fund	0.2	617

Total Short-Term Investments	14.3	48,522

Total Investment Purchased with Proceeds from Securities Lending	19.1	65,083

Total Investments	119.3	406,217

Other Assets and Liabilities, Net	(19.3)	(65,679)

Net Assets	100.0%	$340,538

The accompanying notes are an integral part of the financial statements.

28   First American Funds 2008 Semiannual Report

International Select Fund (concluded)

Statements ofAssets and Liabilities	April 30, 2008 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

				International
	Global Infrastructure Fund	International Fund		Select Fund

Investments, at cost	$5,132	$992,474		$328,403
Investment purchased with proceeds from securities lending, at cost (note 2)	—	222,822		65,083
Cash denominated in foreign currencies, at cost	3	1,485		33

ASSETS:
Investments, at value* (note 2)	$5,091	$1,377,106		$341,134
Investment purchased with proceeds from securities lending, at value (note 2)	—	222,822		65,083
Cash denominated in foreign currencies, at value (note 2)	3	1,487		—
Cash	—	—		245
Receivable for dividends and interest	10	6,428		1,278
Receivable for investments sold	324	17,768		768
Receivable for capital shares sold	—	42		885
Receivable for foreign withholding tax reclaim	—	338		151
Receivable for variation margin	—	—		310
Receivable from advisor (note 3)	37	—		—
Prepaid expenses and other assets	—	35		27

Total assets	5,465	1,626,026		409,881

LIABILITIES:
Bank overdraft	3	7,264		—
Cash denominated in foreign currencies, at value (note 2)	—	—		37
Payable for investments purchased	304	2,585		3,179
Payable for capital shares redeemed	—	1,367		586
Payable upon return of securities loaned (note 2)	—	222,822		65,083
Payable to affiliates (note 3)	19	1,376		286
Payable to custodian	97	9		160
Payable for distribution and shareholder servicing fees	—	19		1
Accrued expenses and other liabilities	17	28		11

Total liabilities	440	235,470		69,343

Net assets	$5,025	$1,390,556		$340,538

COMPOSITION OF NET ASSETS:
Portfolio capital	$5,038	$941,873		$332,158
Undistributed net investment income	35	12,382		2,129
Accumulated net realized gain (loss) on investments, futures contracts, and foreign currency transactions	(7)	51,858		(7,502)
Net unrealized appreciation (depreciation) of investments	(41)	384,632		12,731
Net unrealized appreciation of futures contracts	—	—		1,041
Net unrealized depreciation of foreign currency, and translation of other assets and liabilities in foreign currency (note 2)	—	(189)		(19)

Net assets	$5,025	$1,390,556		$340,538

* Including securities loaned, at value	$—	$214,768		$63,235

Class A:
Net assets	$38	$47,531		$3,462
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	4	3,313		319
Net asset value and redemption price per share	$9.97	$14.35		$10.86
Maximum offering price per share[1]	$10.55	$15.19		$11.49
Class B2:
Net assets	$—	$5,362		$449
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	—	408		42
Net asset value, offering price, and redemption price per share[3]	$—	$13.13		$10.78
Class C2:
Net assets	$—	$6,082		$487
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	—	445		45
Net asset value, offering price, and redemption price per share[3]	$—	$13.68		$10.78
Class R2:
Net assets	$—	$3		$16
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	—	—	**	1
Net asset value, offering price, and redemption price per share	$—	$14.35		$10.85
Class Y:
Net assets	$4,987	$1,331,578		$336,124
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	500	91,563		30,890
Net asset value, offering price, and redemption price per share	$9.97	$14.54		$10.88

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

[2]	Class B, Class C, and Class R are not offered by Global Infrastructure Fund.

[3]	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

**	Due to the presentation of the Financial Statements in thousands, the number rounds to zero.

First American Funds 2008 Semiannual Report   29

International Select Fund (concluded)

Statements ofOperations	all dollars are rounded to thousands (000)

			International
	Global Infrastructure Fund	International Fund	Select Fund

		Six-Month	Six-Month
	12/17/07[1]	Period Ended	Period Ended
	to 4/30/08	4/30/08	4/30/08
	(unaudited)	(unaudited)	(unaudited)

INVESTMENT INCOME:
Interest	$3	$91	$575
Dividends	56	22,642	4,006
Less: Foreign taxes withheld	(6)	(1,848)	(322)
Securities lending income	—	915	22

Total investment income	53	21,800	4,281

EXPENSES (note 3):
Investment advisory fees	16	7,269	1,558
Administration fees	16	1,616	364
Transfer agent fees	24	93	58
Custodian fees	102	254	243
Legal fees	5	7	7
Audit fees	14	15	15
Registration fees	10	26	26
Postage and printing fees	6	52	7
Directors’ fees	9	13	13
Other expenses	6	11	10
Distribution and shareholder servicing fees – Class A	—	62	4
Distribution and shareholder servicing fees – Class B2	—	28	2
Distribution and shareholder servicing fees – Class C2	—	31	2
Distribution and shareholder servicing fees – Class R2	—	—	—

Total expenses	208	9,477	2,309

Less: Fee waivers (note 3)	(189)	(122)	(321)
Less: Indirect payments from custodian (note 3)	(1)	(220)	(48)

Total net expenses	18	9,135	1,940

Investment income – net	35	12,665	2,341

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, FUTURES CONTRACTS, AND FOREIGN CURRENCY TRANSACTIONS – NET (note 5):
Net realized gain (loss) on investments	(7)	55,282	(4,593)
Net realized gain on futures contracts	—	—	246
Net realized loss on foreign currency transactions	—	(510)	(124)
Net change in unrealized appreciation or depreciation of investments	(41)	(193,491)	(25,254)
Net change in unrealized appreciation or depreciation of futures contracts	—	—	(167)
Net change in unrealized appreciation or depreciation of foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	—	(281)	(31)

Net loss on investments, futures contracts, and foreign currency transactions	(48)	(139,000)	(29,923)

Net decrease in net assets resulting from operations	$(13)	$(126,335)	$(27,582)

[1]	Commencement of operations.

[2]	Class B, Class C, and Class R are not offered by Global Infrastructure Fund.

The accompanying notes are an integral part of the financial statements.

30   First American Funds 2008 Semiannual Report

International Select Fund (concluded)

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

		International		International
	Global Infrastructure Fund	Fund		Select Fund

	12/17/07[1]	Six-Month		Six-Month
	to	Period Ended	Year	Period Ended	12/21/06[1]
	4/30/08	4/30/08	Ended	4/30/08	to
	(unaudited)	(unaudited)	10/31/07	(unaudited)	10/31/07

OPERATIONS:
Investment income – net	$35	$12,665	$20,766	$2,341	$2,427
Net realized gain (loss) on investments	(7)	55,282	165,689	(4,593)	2,639
Net realized gain (loss) on futures contracts	—	—	—	246	(26)
Net realized loss on foreign currency transactions	—	(510)	(871)	(124)	(316)
Net change in unrealized appreciation or depreciation of investments	(41)	(193,491)	122,521	(25,254)	37,985
Net change in unrealized appreciation or depreciation of futures contracts	—	—	—	(167)	1,208
Net change in unrealized appreciation or depreciation of foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	(281)	52	(31)	12

Net increase (decrease) in net assets resulting from operations	(13)	(126,335)	308,157	(27,582)	43,929

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	(504)	(467)	(19)	—
Class B	—	(16)	(15)	(1)	—
Class C	—	(9)	(13)	(1)	—
Class R	—	—	—	—	—
Class Y	—	(17,791)	(18,658)	(2,254)	(49)
Net realized gain on investments:
Class A	—	(4,764)	(948)	(58)	—
Class B	—	(604)	(136)	(7)	—
Class C	—	(611)	(149)	(6)	—
Class R	—	(1)	—	—	—
Class Y	—	(133,882)	(29,782)	(5,572)	—

Total distributions	—	(158,182)	(50,168)	(7,918)	(49)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	38 [2]	4,223	11,786	1,077	3,236
Reinvestment of distributions	—	4,612	1,277	68	—
Payments for redemptions	—	(8,495)	(16,840)	(550)	(339)

Increase (decrease) in net assets from Class A transactions	38	340	(3,777)	595	2,897

Class B3:
Proceeds from sales	—	288	580	194	296
Reinvestment of distributions	—	597	143	7	—
Payments for redemptions (note 3)	—	(1,048)	(2,230)	(40)	(3)

Increase (decrease) in net assets from Class B transactions	—	(163)	(1,507)	161	293

Class C3:
Proceeds from sales	—	277	872	230	267
Reinvestment of distributions	—	556	142	5	—
Payments for redemptions (note 3)	—	(769)	(2,984)	(3)	(8)

Increase (decrease) in net assets from Class C transactions	—	64	(1,970)	232	259

Class R3:
Proceeds from sales	—	3	3	—	16
Reinvestment of distributions	—	1	—	—	—
Payments for redemptions	—	(3)	—	—	(1)

Increase in net assets from Class R transactions	—	1	3	—	15

Class Y:
Proceeds from sales	5,000 [2]	38,195	167,696	92,676	322,481
Reinvestment of distributions	—	101,831	29,171	4,127	48
Payments for redemptions	—	(206,555)	(512,210)	(68,770)	(22,856)

Increase (decrease) in net assets from Class Y transactions	5,000	(66,529)	(315,343)	28,033	299,673

Increase (decrease) in net assets from capital share transactions	5,038	(66,287)	(322,594)	29,021	303,137

Total increase (decrease) in net assets	5,025	(350,804)	(64,605)	(6,479)	347,017
Net assets at beginning of period	—	1,741,360	1,805,965	347,017	—

Net assets at end of period	$5,025	$1,390,556	$1,741,360	$340,538	$347,017

Undistributed net investment income at end of period	$35	$12,382	$18,037	$2,129	$2,063

[1]	Commencement of operations.

[2]	Reflects the initial seed capital received from U.S. Bank National Association, the parent company of the fund’s advisor, on December 17, 2007. The fund did not publicly offer its shares for sale or receive any other contributions during the period ended April 30, 2008.

[3]	Class B, Class C, and Class R are not offered by Global Infrastructure Fund.

First American Funds 2008 Semiannual Report   31

International Select Fund (concluded)

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Income (Loss)	Investments	Income	Realized Gains	Period

Global Infrastructure Fund[1]
Class A
2008[2]	$10.00	$0.06	$(0.09)	—	—	$9.97
Class Y
2008[2]	$10.00	$0.07	$(0.10)	—	—	$9.97

International Fund[1]
Class A
2008[3]	$17.15	$0.11	$(1.32)	$(0.14)	$(1.45)	$14.35
2007[4]	14.80	0.15	2.59	(0.13)	(0.26)	17.15
2006[4]	12.01	0.12	2.80	(0.13)	—	14.80
2005[5]	12.24	0.01	(0.24)	—	—	12.01
2005[6]	10.19	0.09	2.02	(0.06)	—	12.24
2004[6]	8.99	0.03	1.22	(0.05)	—	10.19
2003[6]	7.33	0.06	1.60	—	—	8.99
Class B
2008[3]	$15.78	$0.05	$(1.22)	$(0.03)	$(1.45)	$13.13
2007[4]	13.65	0.03	2.39	(0.03)	(0.26)	15.78
2006[4]	11.09	0.02	2.58	(0.04)	—	13.65
2005[5]	11.31	—	(0.22)	—	—	11.09
2005[6]	9.43	—	1.88	—	—	11.31
2004[6]	8.34	(0.05)	1.14	—	—	9.43
2003[6]	6.85	—	1.49	—	—	8.34
Class C
2008[3]	$16.36	$0.05	$(1.26)	$(0.02)	$(1.45)	$13.68
2007[4]	14.13	0.03	2.48	(0.02)	(0.26)	16.36
2006[4]	11.47	0.02	2.67	(0.03)	—	14.13
2005[5]	11.70	—	(0.23)	—	—	11.47
2005[6]	9.76	—	1.94	—	—	11.70
2004[6]	8.63	(0.05)	1.18	—	—	9.76
2003[6]	7.09	—	1.54	—	—	8.63
Class R7
2008[3]	$17.17	$0.07	$(1.30)	$(0.14)	$(1.45)	$14.35
2007[4]	14.81	0.10	2.61	(0.09)	(0.26)	17.17
2006[4]	11.94	0.05	2.82	—	—	14.81
2005[5]	12.17	(0.02)	(0.21)	—	—	11.94
2005[6]	10.11	0.09	1.97	—	—	12.17
2004[6]	8.98	(0.01)	1.19	(0.05)	—	10.11
2003[6]	7.31	0.04	1.63	—	—	8.98
Class Y
2008[3]	$17.38	$0.13	$(1.34)	$(0.18)	$(1.45)	$14.54
2007[4]	14.99	0.19	2.62	(0.16)	(0.26)	17.38
2006[4]	12.16	0.16	2.83	(0.16)	—	14.99
2005[5]	12.39	0.01	(0.24)	—	—	12.16
2005[6]	10.31	0.12	2.05	(0.09)	—	12.39
2004[6]	9.10	0.06	1.23	(0.08)	—	10.31
2003[6]	7.40	0.09	1.61	—	—	9.10

[1]	Per share data calculated using average shares outstanding method.

[2]	Commenced operations on December 17, 2007. All ratios for the period ended April 30, 2008 have been annualized, except total return and portfolio turnover.

[3]	For the six-month period ended April 30, 2008 (unaudited). All ratios for the period have been annualized, except per share data.

[4]	For the period November 1 to October 31 in the fiscal year indicated.

[5]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[6]	For the period October 1 to September 30 in the fiscal year indicated.

[7]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[8]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

[9]	In 2003, 0.14% of Class R share’s and 0.13% of Class Y share’s total return was a result of the reimbursement by the advisor related to foreign currency principal trades between the International Fund and U.S. Bank. Excluding the reimbursement, total return for Class R and Class Y shares would have been 22.71% and 22.84%, respectively.

The accompanying notes are an integral part of the financial statements.

32   First American Funds 2008 Semiannual Report

International Select Fund (concluded)

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[8]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(0.30)%	$38	1.25%	1.70%	11.76%	(8.81)%	75%

(0.30)%	$4,897	1.00%	1.95%	11.51%	(8.56)%	75%

(7.12)%	$47,531	1.49%	1.51%	1.54%	1.46%	8%
18.92	56,705	1.49	0.97	1.53	0.93	14
24.50	52,489	1.51	0.89	1.54	0.86	17
(1.88)	48,439	1.51	0.58	1.55	0.54	—
20.80	48,851	1.56	0.77	1.61	0.72	74
13.91	44,851	1.60	0.31	1.64	0.27	77
22.65	39,251	1.60	0.77	1.65	0.72	82

(7.48)%	$5,362	2.24%	0.74%	2.29%	0.69%	8%
18.05	6,668	2.24	0.22	2.28	0.18	14
23.50	7,172	2.26	0.15	2.29	0.12	17
(1.95)	6,632	2.26	(0.17)	2.30	(0.21)	—
19.94	6,819	2.31	—	2.36	(0.05)	74
13.12	7,371	2.35	(0.48)	2.39	(0.52)	77
21.75	7,936	2.35	0.02	2.40	(0.03)	82

(7.49)%	$6,082	2.24%	0.80%	2.29%	0.75%	8%
18.09	7,173	2.24	0.20	2.28	0.16	14
23.53	8,049	2.26	0.16	2.29	0.13	17
(1.97)	7,520	2.26	(0.17)	2.30	(0.21)	—
19.88	7,915	2.31	(0.01)	2.36	(0.06)	74
13.14	8,542	2.35	(0.52)	2.39	(0.56)	77
21.72	10,439	2.35	(0.01)	2.40	(0.06)	82

(7.21)%	$3	1.74%	0.97%	1.79%	0.92%	8%
18.66	4	1.74	0.60	1.78	0.56	14
24.04	1	1.76	0.39	1.91	0.24	17
(1.89)	1	1.76	0.33	1.95	0.14	—
20.38	163	1.81	0.77	2.01	0.57	74
13.16	1	1.60	(0.11)	1.64	(0.15)	77
22.85 [9]	8,533	1.60	0.57	1.65	0.52	82

(7.04)%	$1,331,578	1.24%	1.76%	1.29%	1.71%	8%
19.23	1,670,810	1.24	1.21	1.28	1.17	14
24.81	1,738,254	1.26	1.16	1.29	1.13	17
(1.86)	1,516,510	1.26	0.83	1.30	0.79	—
21.12	1,523,057	1.31	1.07	1.36	1.02	74
14.13	1,145,409	1.35	0.59	1.39	0.55	77
22.97 [9]	991,027	1.35	1.08	1.40	1.03	82

First American Funds 2008 Semiannual Report   33

International Select Fund (concluded)

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Income	Investments	Income	Realized Gains	Period

International Select Fund[1]
Class A
2008[2]	$12.15	$0.07	$(1.11)	$(0.06)	$(0.19)	$10.86
2007[3]	10.00	0.09	2.07	(0.01)	—	12.15
Class B
2008[2]	$12.07	$0.03	$(1.10)	$(0.03)	$(0.19)	$10.78
2007[3]	10.00	0.02	2.05	—	—	12.07
Class C
2008[2]	$12.07	$0.04	$(1.11)	$(0.03)	$(0.19)	$10.78
2007[3]	10.00	0.03	2.04	—	—	12.07
Class R
2008[2]	$12.12	$0.05	$(1.10)	$(0.03)	$(0.19)	$10.85
2007[3]	10.00	0.07	2.06	(0.01)	—	12.12
Class Y
2008[2]	$12.17	$0.08	$(1.10)	$(0.08)	$(0.19)	$10.88
2007[3]	10.00	0.13	2.05	(0.01)	—	12.17

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2008 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[3]	Commenced operations on December 21, 2006. All ratios for the period ended October 31, 2007 have been annualized, except total return and portfolio turnover.

[4]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

34   First American Funds 2008 Semiannual Report

International Select Fund (concluded)

				Ratio of	Ratio of Net
			Ratio of Net	Expenses	Investment
		Ratio of	Investment	to Average	Income (Loss)
	Net Assets	Expenses to	Income	Net Assets	to Average	Portfolio
Total	End of	Average	to Average	(Excluding	Net Assets	Turnover
Return[4]	Period (000)	Net Assets	Net Assets	Waivers)	(Excluding Waivers)	Rate

(8.53)%	$3,462	1.49%	1.28%	1.73%	1.04%	35%
21.58	3,228	1.49	0.95	1.89	0.55	45

(8.84)%	$449	2.24%	0.59%	2.48%	0.35%	35%
20.75	324	2.24	0.24	2.64	(0.16)	45

(8.87)%	$487	2.24%	0.78%	2.48%	0.54%	35%
20.75	287	2.24	0.30	2.64	(0.10)	45

(8.64)%	$16	1.74%	0.98%	1.98%	0.74%	35%
21.27	17	1.74	0.77	2.14	0.37	45

(8.40)%	$336,124	1.24%	1.51%	1.48%	1.27%	35%
21.78	343,161	1.24	1.36	1.64	0.96	45

First American Funds 2008 Semiannual Report   35

International Select Fund (concluded)

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

International Select Fund (concluded)

Small Cap Growth Opportunities Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 97.5%
Consumer Discretionary – 14.7%
Aeropostale (a) (b)	107,730	$3,425
Deckers Outdoor (a) (b)	12,182	1,682
Einstein Noah Restaurant Group (b)	215,442	2,424
Gymboree (b)	91,010	3,933
Iconix Brand Group (a) (b)	200,145	3,186
Interface, Class A (a)	170,218	2,186
Pinnacle Entertainment (a) (b)	124,906	1,938
Priceline.com (a) (b)	9,740	1,243
Skechers U.S.A., Class A (a) (b)	127,225	3,009
Texas Roadhouse, Class A (a) (b)	258,318	3,048
Warnaco Group (a) (b)	87,485	4,037
WMS Industries (a) (b)	70,120	2,538
Wolverine World Wide (a)	109,142	3,137

		35,786

Consumer Staples – 1.6%
Nu Skin Enterprises, Class A (a)	214,026	3,837

Energy – 7.9%
Concho Resources (a) (b)	61,772	1,703
Dril-Quip (a) (b)	74,671	4,268
GMX Resources (a) (b) (c)	60,426	2,196
Oceaneering International (b)	39,433	2,633
Parallel Petroleum (a) (b)	213,244	4,519
Superior Energy Services (a) (b)	86,826	3,853

		19,172

Financials – 10.9%
American Campus Communities (a)	73,714	2,250
BioMed Realty Trust – REIT (a)	121,966	3,171
Corporate Office Properties Trust – REIT (a)	78,567	2,931
East West Bancorp (a)	244,284	3,479
Hatteras Financial – REIT (b)	93,956	2,375
Investment Technology Group (a) (b)	64,044	3,091
KBW (a) (b)	148,774	3,532
MGIC Investment (a)	242,628	3,161
Waddell & Reed Financial, Class A (a)	72,171	2,444

		26,434

Healthcare – 21.7%
AMN Healthcare Services (a) (b)	170,389	2,486
Array BioPharma (a) (b)	350,436	2,180
BioMarin Pharmaceutical (a) (b)	101,799	3,711
Durect (a) (b)	501,171	2,275
Eurand (a) (b)	302,509	4,825
Hologic (a) (b)	142,654	4,164
Immucor (a) (b)	130,094	3,510
Integra LifeSciences (a) (b)	60,906	2,581
Myriad Genetics (a) (b)	37,164	1,544
NuVasive (a) (b)	108,108	4,124
Onyx Pharmaceuticals (a) (b)	70,506	2,479
OSI Pharmaceuticals (a) (b)	31,777	1,101
Pediatrix Medical Group (b)	56,298	3,829
RTI Biologics (b)	295,907	3,001
Skilled Healthcare Group, Class A (b)	320,682	3,880
TranS1 (a) (b)	138,060	1,802
United Therapeutics (a) (b)	13,803	1,166
Wright Medical Group (a) (b)	148,915	4,158

		52,816

Industrials – 13.7%
Administaff	90,383	2,367
Advisory Board (a) (b)	70,831	3,302
AMETEK	36,491	1,771
BE Aerospace (b)	84,777	3,422
DRS Technologies (a)	56,343	3,518
ESCO Technologies (a) (b)	57,692	2,686
Forward Air (a)	67,888	2,314
GeoEye (a) (b)	117,826	2,714
Kenexa (a) (b)	191,980	3,358
Knoll	141,047	1,836
Old Dominion Freight Line (a) (b)	81,440	2,500
RBC Bearings (a) (b)	87,666	3,504

		33,292

Information Technology (c) – 24.7%
ADTRAN	103,636	2,452
ATMI (b)	96,326	2,836
Belden (a)	71,887	2,425
Commvault Systems (a) (b)	202,899	2,496
DealerTrack Holdings (a) (b)	185,375	3,567
F5 Networks (b)	152,388	3,449
FLIR Systems (a) (b)	101,208	3,474
Forrester Research (b)	85,194	2,457
Foundry Networks (a) (b)	264,288	3,364
Intersil, Class A (a)	87,931	2,350
Lawson Software (a) (b)	452,627	3,616
Orbotech (b)	54,280	953
Perficient (a) (b)	302,730	2,779
Plantronics	108,153	2,694
PMC-Sierra (a) (b)	489,555	3,804
Polycom (a) (b)	256,846	5,753
Quest Software (a) (b)	343,090	4,570
Silicon Motion Technology – ADR (a) (b)	207,173	3,611
Verigy (a) (b)	166,811	3,565
VideoPropulsion (b) (c) (d)	780,460	—

		60,215

Materials – 2.3%
Terra Industries (a) (b)	58,201	2,203
Texas Industries (a)	44,487	3,444

		5,647

Total Common Stocks
(Cost $229,366)		237,199

Warrants – 0.0%
Hollis-Eden Pharmaceuticals, Warrants (b) (d) (e)	70,545	—
Kuhlman Company, Warrants (b) (d) (e)	281,680	—

Total Warrants
(Cost $433)		—

Short-Term Investment – 1.0%
First American Prime Obligations Fund, Class Z (f)
(Cost $2,568)	2,567,584	2,568

Investment Purchased with Proceeds from Securities Lending – 48.6%
Mount Vernon Securities Lending Prime Portfolio (g)
(Cost $118,302)	118,302,018	118,302

Total Investments – 147.1%
(Cost $350,669)		358,069

Other Assets and Liabilities, Net – (47.1)%		(114,639)

Total Net Assets – 100.0%		$243,430

(a)	This security or a portion of this security is out on loan at April 30, 2008. Total loaned securities had a market value of $113,297 at April 30, 2008. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

36   First American Funds 2008 Semiannual Report

Small Cap Growth Opportunities Fund (concluded)

(c)	The fund is significantly invested in this sector and therefore is subject to additional risks. See note 7 in Notes to Financial Statements.

(d)	Security is considered illiquid or restricted. As of April 30, 2008 the market value of these investments was $2,196 or 0.9% of total net assets. See note 2 in Notes to Financial Statements.

(e)	Security is fair valued. As of April 30, 2008, the fair value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(g)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

ADR –	American Depository Receipt

REIT –	Real Estate Investment Trust
Small Cap Growth Opportunities Fund (concluded)

Small Cap Select Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 98.1%
Consumer Discretionary – 15.8%
1-800-Flowers.com, Class A (a)	906,359	$7,994
Aeropostale (a) (b)	135,039	4,293
Aftermarket Technology (a) (b)	417,566	9,566
Cato, Class A (b)	96,829	1,670
Christopher & Banks (b)	759,009	8,994
Coinstar (a) (b)	353,863	11,285
Cooper Tire & Rubber (b)	530,250	6,967
FGX International Holdings Limited (a)	158,499	2,068
Interface, Class A (b)	664,160	8,528
Journal Communications, Class A (b)	371,825	2,142
McCormick & Schmick’s Seafood Restaurants (a) (b)	317,358	3,818
P.F. Chang’s China Bistro (a) (b)	169,566	5,262
Scientific Games, Class A (a) (b)	309,646	8,720
Skechers U.S.A., Class A (a) (b)	555,776	13,144
Texas Roadhouse, Class A (a) (b)	456,162	5,383
WMS Industries (a) (b)	361,230	13,073

		112,907

Consumer Staples – 1.7%
Hain Celestial Group (a) (b)	479,277	11,828

Energy – 9.1%
Atwood Oceanics (a) (b)	35,247	3,549
Comstock Resources (a) (b)	276,152	12,562
Edge Petroleum (a) (b)	944,807	4,932
GMX Resources (a) (b) (c)	327,639	11,907
Oceaneering International (a)	80,114	5,350
Patterson-UTI Energy (b)	389,663	10,887
Penn Virginia (b)	137,490	7,218
TETRA Technologies (a) (b)	555,051	9,025

		65,430

Financials – 16.5%
Affiliated Managers Group (a) (b)	106,633	10,593
Astoria Financial (b)	254,700	6,036
BioMed Realty Trust – REIT (b)	367,921	9,566
Columbia Banking System (b)	29,598	802
Cullen/Frost Bankers (b)	231,914	12,946
Delphi Financial Group, Class A	114,469	3,116
Digital Realty Trust – REIT (b)	189,628	7,348
Dime Community Bancshares (b)	543,707	10,151
East West Bancorp	178,003	2,535
GFI Group (b)	171,732	2,018
Independent Bank (b)	221,763	6,482
Kite Realty Group Trust – REIT (b)	241,324	3,277
Knight Capital Group, Class A (a) (b)	791,250	14,804
LaSalle Hotel Properties – REIT (b)	191,712	6,148
National Financial Partners (b)	186,606	5,024
Platinum Underwriters Holdings (b)	280,244	10,052
South Financial Group (b)	680,517	4,110
Umpqua Holdings (b)	201,155	2,967

		117,975

Healthcare – 16.7%
AngioDynamics (a)	361,889	5,349
Arena Pharmaceuticals (a) (b)	408,905	2,286
Array BioPharma (a) (b)	496,992	3,091
BioMarin Pharmaceutical (a) (b)	159,601	5,819
Dexcom (a) (b)	827,796	6,374
eResearchTechnology (a) (b)	380,056	4,629
Exelixis (a) (b)	539,011	4,102
Hologic (a)	241,912	7,061
ICU Medical (a) (b)	296,210	7,441
Immucor (a) (b)	157,097	4,238

First American Funds 2008 Semiannual Report   37

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Small Cap Select Fund (continued)
DESCRIPTION	SHARES	VALUE

K-V Pharmaceutical, Class A (a) (b)	594,715	$14,535
Magellan Health Services (a)	309,364	11,938
Myriad Genetics (a) (b)	64,292	2,671
Onyx Pharmaceuticals (a) (b)	31,538	1,109
OSI Pharmaceuticals (a) (b)	38,478	1,333
Pediatrix Medical Group (a)	241,700	16,440
Senomyx (a) (b)	561,947	3,372
SonoSite (a) (b)	390,140	12,442
TranS1 (a) (b)	376,413	4,912

		119,142

Industrials – 13.0%
Advisory Board (a) (b)	80,810	3,767
AMETEK	153,635	7,454
BE Aerospace (a)	265,519	10,716
Columbus McKinnon (a) (b)	110,285	3,122
Con-way	169,627	7,845
ESCO Technologies (a) (b)	356,058	16,578
Forward Air (b)	155,756	5,310
Ladish (a) (b)	86,989	2,615
MasTec (a) (b)	1,166,742	9,556
Nordson (b)	119,308	7,043
RBC Bearings (a) (b)	114,740	4,586
Regal-Beloit (b)	69,122	2,564
Timken (b)	184,577	6,673
Waste Connections (a) (b)	157,478	5,050

		92,879

Information Technology – 19.1%
ADC Telecommunications (a) (b)	440,241	6,172
Advanced Analogic Technologies (a) (b)	1,352,999	9,363
AudioCodes (a)	370,537	1,512
Cognex (b)	158,368	3,991
Data Domain (a) (b)	133,335	2,900
Digital River (a) (b)	265,285	8,715
Emulex (a) (b)	681,207	8,917
F5 Networks (a) (b)	315,596	7,142
Foundry Networks (a) (b)	419,936	5,346
Greenfield Online (a) (b)	714,837	8,156
Harris Stratex Networks, Class A (a) (b)	70,749	671
Ixia (a) (b)	211,401	1,499
Orbotech (a)	279,106	4,898
Photronics (a) (b)	923,617	9,790
Plexus (a) (b)	265,146	6,387
Polycom (a) (b)	318,063	7,125
Progress Software (a) (b)	372,380	11,257
Silicon Laboratories (a) (b)	210,184	7,098
Synaptics (a) (b)	232,101	7,877
Tessera Technologies (a) (b)	379,480	7,681
TTM Technologies (a) (b)	543,668	7,236
Veeco Instruments (a) (b)	163,136	3,072

		136,805

Materials – 5.0%
Albemarle (b)	182,372	6,823
AptarGroup (b)	150,381	6,639
Schnitzer Steel Industries, Class A (b)	54,205	4,770
Terra Industries (a) (b)	263,380	9,972
Texas Industries (b)	100,237	7,759

		35,963

Telecommunication Services – 0.6%
Cogent Communications Group (a) (b)	95,391	2,004
General Communication, Class A (a) (b)	363,544	2,258

		4,262

Utilities – 0.6%
NSTAR (b)	124,982	4,026

Total Common Stocks
(Cost $708,664)		701,217

Short-Term Investment – 1.8%
First American Prime Obligations Fund, Class Z (d)
(Cost $12,561)	12,560,502	12,561

Investment Purchased with Proceeds from Securities Lending – 49.5%
Mount Vernon Securities Lending Prime Portfolio (e)
(Cost $353,804)	353,804,057	353,804

Total Investments – 149.4% (Cost $1,075,029)		1,067,582

Other Assets and Liabilities, Net – (49.4)%		(352,965)

Total Net Assets – 100.0%		$714,617

(a)	Non-income producing security.

(b)	This security or a portion of this security is out on loan at April 30, 2008. Total loaned securities had a market value of $338,414 at April 30, 2008. See note 2 in Notes to Financial Statements.

(c)	Security is considered illiquid or restricted. As of April 30, 2008 the market value of this investment was $11,907 or 1.7% of total net assets. See note 2 in Notes to Financial Statements.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(e)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

38   First American Funds 2008 Semiannual Report

Fund (concluded)

Fund (concluded)

Small Cap Value Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 97.6%
Consumer Discretionary – 14.1%
Aaron Rents (a)	193,119	$4,809
Ameristar Casinos (a)	95,476	1,639
Belo, Class A (a)	197,302	1,993
CBRL Group (a)	52,692	1,947
Charlotte Russe Holding (a) (b)	206,431	3,278
Domino’s Pizza (a)	223,200	2,964
Ethan Allen Interiors (a)	129,482	3,557
Fred’s (a)	100,565	1,114
Group 1 Automotive (a)	129,651	3,459
Interface, Class A (a)	202,959	2,606
Jack in the Box (a) (b)	75,899	2,030
Lear (b)	84,572	2,416
Skechers U.S.A., Class A (a) (b)	141,561	3,348
Wolverine World Wide (a)	137,992	3,966

		39,126

Consumer Staples – 3.8%
Elizabeth Arden (a) (b)	175,655	3,251
Nu Skin Enterprises, Class A (a)	203,110	3,642
Ralcorp Holdings (a) (b)	57,499	3,510

		10,403

Energy – 7.5%
Concho Resources (b)	64,991	1,792
Dril-Quip (a) (b)	33,227	1,899
Global Industries (a) (b)	42,788	683
Oil States International (a) (b)	61,885	3,098
Penn Virginia (a)	99,002	5,198
PetroQuest Energy (a) (b)	84,164	1,749
Swift Energy (a) (b)	123,937	6,462

		20,881

Financials (c) – 27.9%
Alexandria Real Estate Equities – REIT (a)	40,142	4,216
American Equity Investment Life Holding (a)	289,124	2,790
Apollo Investment (a)	145,073	2,347
Aspen Insurance Holdings	79,421	2,064
Astoria Financial (a)	116,569	2,763
Cathay General Bancorp (a)	140,605	2,397
City Bank (a)	86,679	1,571
Colonial BancGroup	243,068	1,979
Delphi Financial Group, Class A	155,318	4,228
First Midwest Bancorp (a)	128,382	3,278
FPIC Insurance Group (b)	76,329	3,552
Frontier Financial (a)	210,760	3,372
IBERIABANK (a)	81,610	3,934
Independent Bank	130,366	3,811
Knight Capital Group, Class A (a) (b)	161,638	3,024
LaSalle Hotel Properties – REIT (a)	88,771	2,847
MFA Mortgage Investments (a)	403,980	2,824
Mid-America Apartment Communities – REIT (a)	52,739	2,769
National Retail Properties – REIT (a)	180,375	4,132
optionsXpress Holdings (a)	66,217	1,422
Piper Jaffray Companies (a) (b)	47,732	1,778
PS Business Parks – REIT (a)	48,590	2,781
Selective Insurance Group (a)	157,006	3,347
Sterling Bancshares (a)	419,171	4,355
Texas Capital Bancshares (a) (b)	127,384	2,350
Waddell & Reed Financial, Class A (a)	83,443	2,825
WSFS Financial	13,690	696

		77,452

Healthcare – 8.3%
Greatbatch (a) (b)	125,170	2,276
Healthspring (a) (b)	150,509	2,535
Omnicell (b)	41,364	497
Pediatrix Medical Group (b)	30,163	2,052
Perrigo (a)	36,939	1,514
Res-Care (b)	148,154	2,413
Sciele Pharma (a) (b)	206,750	3,984
STERIS (a)	119,012	3,298
Varian (a) (b)	30,479	1,552
Vital Signs	55,420	2,900

		23,021

Industrials – 10.3%
Apogee Enterprises (a)	68,987	1,539
Brady, Class A (a)	72,530	2,462
Con-way (a)	36,739	1,699
CRA International (a) (b)	62,462	2,154
Crane	105,351	4,313
Deluxe	69,434	1,476
EMCOR Group (b)	106,017	2,657
Nordson (a)	57,692	3,405
Regal-Beloit (a)	56,556	2,098
SkyWest (a)	81,236	1,546
Triumph Group (a)	38,186	2,248
URS (a) (b)	69,849	2,818

		28,415

Information Technology – 13.7%
CACI International, Class A (a) (b)	69,219	3,469
Emulex (a) (b)	195,618	2,561
Epicor Software (a) (b)	222,850	1,783
Ixia (b)	421,772	2,990
Pericom Semiconductor (b)	87,062	1,484
Photronics (a) (b)	169,826	1,800
Plantronics (a)	90,724	2,260
Polycom (a) (b)	137,904	3,089
Progress Software (a) (b)	188,555	5,700
Silicon Motion Technology – ADR (a) (b)	121,956	2,126
TIBCO Software (a) (b)	91,563	702
TriQuint Semiconductor (a) (b)	396,668	2,614
TTM Technologies (a) (b)	338,487	4,505
United Online (a)	267,075	2,852

		37,935

Materials – 7.8%
Albemarle (a)	75,831	2,837
AptarGroup (a)	76,674	3,385
Arch Chemicals (a)	80,957	2,758
CF Industries Holdings (a)	11,769	1,574
Commercial Metals (a)	104,511	3,254
Schnitzer Steel Industries, Class A (a)	24,820	2,184
Terra Industries (a) (b)	58,017	2,197
Texas Industries (a)	45,451	3,518

		21,707

Utilities – 4.2%
Black Hills (a)	69,332	2,705
El Paso Electric (a) (b)	142,728	3,221
Northwest Natural Gas (a)	56,625	2,541
Westar Energy (a)	137,023	3,177

		11,644

Total Common Stocks (Cost $270,954)		270,584

First American Funds 2008 Semiannual Report   39

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Fund (concluded)

Small Cap Value Fund (concluded)
DESCRIPTION	SHARES	VALUE

Short-Term Investment – 1.7%
First American Prime Obligations Fund, Class Z (d)
(Cost $4,820)	4,820,402	$4,820

Investment Purchased with Proceeds from Securities Lending – 49.4%
Mount Vernon Securities Lending Prime Portfolio (e)
(Cost $136,843)	136,843,158	136,843

Total Investments – 148.7%
(Cost $412,617)		412,247

Other Assets and Liabilities, Net – (48.7)%		(134,971)

Total Net Assets – 100.0%		$277,276

(a)	This security or a portion of this security is out on loan at April 30, 2008. Total loaned securities had a market value of $131,657 at April 30, 2008. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	The fund is significantly invested in this sector and therefore is subject to additional risks. See note 7 in Notes to Financial Statements.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(e)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

ADR –	American Depository Receipt

REIT –	Real Estate Investment Trust
Fund (concluded)

Small-Mid Cap Core Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 99.0%
Consumer Discretionary – 14.6%
Abercrombie & Fitch, Class A	17,396	$1,293
Aeropostale (a) (b)	44,788	1,424
Aftermarket Technology (b)	63,290	1,450
Dick’s Sporting Goods (a) (b)	28,545	816
Gaiam, Class A (a) (b)	33,368	587
J. Crew Group (a) (b)	26,977	1,281
Skechers U.S.A., Class A (b)	77,705	1,838
Warnaco Group (a) (b)	24,532	1,132
WMS Industries (a) (b)	75,684	2,739
Wolverine World Wide (a)	32,343	930

		13,490

Consumer Staples – 2.6%
Corn Products International	52,653	2,442

Energy – 7.2%
Atwood Oceanics (a) (b)	9,127	919
Dril-Quip (a) (b)	35,092	2,006
Oceaneering International (b)	14,866	993
Penn Virginia	13,840	727
Swift Energy (a) (b)	37,561	1,958

		6,603

Financials – 19.2%
Affiliated Managers Group (a) (b)	10,741	1,067
Alexandria Real Estate Equities – REIT (a)	8,706	914
BioMed Realty Trust – REIT (a)	80,884	2,103
Colonial BancGroup (a)	113,940	928
East West Bancorp	63,353	902
FPIC Insurance Group (b)	19,032	886
Frontier Financial (a)	73,060	1,169
Knight Capital Group, Class A (a) (b)	60,543	1,133
LaSalle Hotel Properties – REIT (a)	29,848	957
National Retail Properties – REIT (a)	82,771	1,896
Platinum Underwriters Holdings (a)	50,919	1,827
Sterling Bancshares (a)	152,956	1,589
Thornburg Mortgage (a)	190,936	233
W.R. Berkley	38,529	990
Waddell & Reed Financial, Class A (a)	32,264	1,092

		17,686

Healthcare – 14.2%
AMN Healthcare Services (b)	43,638	637
BioMarin Pharmaceutical (a) (b)	72,475	2,642
IDEXX Laboratories (b)	9,155	487
Intuitive Surgical (a) (b)	10,669	3,086
Pediatrix Medical Group (b)	38,010	2,585
Perrigo (a)	37,119	1,521
Sciele Pharma (a) (b)	77,308	1,490
Varian (a) (b)	13,736	700

		13,148

Industrials – 10.4%
AirTran Holdings (a) (b)	36,145	123
Columbus McKinnon (b)	24,467	693
Continental Airlines, Class B (a) (b)	11,483	207
Crane	38,405	1,572
EMCOR Group (a) (b)	74,409	1,865
Forward Air (a)	41,992	1,431
Regal-Beloit (a)	37,498	1,391
Republic Services	36,339	1,155
Werner Enterprises (a)	58,641	1,141

		9,578

Information Technology – 15.3%
Avnet (b)	29,000	760
BMC Software (b)	38,299	1,331

The accompanying notes are an integral part of the financial statements.

40   First American Funds 2008 Semiannual Report

Small-Mid Cap Core Fund (concluded)
DESCRIPTION	SHARES	VALUE

Digital River (b)	29,107	$956
Emulex (a) (b)	145,107	1,900
Fairchild Semiconductor International, Class A (b)	128,223	1,672
Foundry Networks (a) (b)	70,572	898
Intersil, Class A (a)	25,434	680
Lam Research (a) (b)	22,161	905
Photronics (a) (b)	88,575	939
Plexus (b)	62,239	1,499
Polycom (a) (b)	75,418	1,689
Progress Software (a) (b)	30,769	930

		14,159

Materials – 11.4%
Commercial Metals	46,531	1,449
Owens-Illinois (b)	22,749	1,254
Pactiv (b)	63,970	1,522
Schnitzer Steel Industries, Class A (a)	38,149	3,357
Temple-Inland	69,396	810
Terra Industries (a) (b)	56,147	2,126

		10,518

Telecommunication Services – 1.1%
Time Warner Telecom, Class A (a) (b)	52,023	1,020

Utilities – 3.0%
Northwest Natural Gas (a)	15,380	690
NSTAR	31,306	1,008
Westar Energy (a)	47,900	1,111

		2,809

Total Common Stocks
(Cost $86,978)		91,453

Short-Term Investment – 2.0%
First American Prime Obligations Fund, Class Z (c)
(Cost $1,787)	1,787,442	1,787

Investment Purchased with Proceeds from Securities Lending – 45.1%
Mount Vernon Securities Lending Prime Portfolio (d)
(Cost $41,687)	41,687,016	41,687

Total Investments – 146.1%
(Cost $130,452)		134,927

Other Assets and Liabilities, Net – (46.1)%		(42,552)

Total Net Assets – 100.0%		$92,375

(a)	This security or a portion of this security is out on loan at April 30, 2008. Total loaned securities had a market value of $40,234 at April 30, 2008. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust

First American Funds 2008 Semiannual Report   41

Small-Mid Cap Core Fund (concluded)

Statements ofAssets and Liabilities	April 30, 2008 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Small Cap Growth	Small Cap	Small Cap	Small-Mid Cap
	Opportunities Fund	Select Fund	Value Fund	Core Fund

Unaffiliated investments, at cost	$229,799	$708,664	$270,954	$86,978
Affiliated money market fund, at cost	2,568	12,561	4,820	1,787
Affiliated investment purchased with proceeds from securities lending, at cost (note 2)	118,302	353,804	136,843	41,687

ASSETS:
Unaffiliated investments, at value* (note 2)	$237,199	$701,217	$270,584	$91,453
Affiliated money market fund, at value (note 2)	2,568	12,561	4,820	1,787
Affiliated investment purchased with proceeds from securities lending, at value (note 2)	118,302	353,804	136,843	41,687
Cash	1,678	—	—	—
Receivable for dividends and interest	116	505	241	86
Receivable for investments sold	3,604	17,516	5,222	1,430
Receivable for capital shares sold	199	978	42	8
Prepaid expenses and other assets	36	44	33	24

Total assets	363,702	1,086,625	417,785	136,475

LIABILITIES:
Payable for capital shares redeemed	288	2,183	312	409
Payable upon return of securities loaned (note 2)	118,302	353,804	136,843	41,687
Payable for investments purchased	1,440	15,372	3,106	1,910
Payable to affiliates (note 3)	211	552	216	69
Payable for distribution and shareholder servicing fees	29	85	16	12
Accrued expenses and other liabilities	2	12	16	13

Total liabilities	120,272	372,008	140,509	44,100

Net assets	$243,430	$714,617	$277,276	$92,375

COMPOSITION OF NET ASSETS:
Portfolio capital	$262,579	$808,131	$289,627	$533,586
Undistributed (distributions in excess of) net investment income	(1,043)	(215)	78	2
Accumulated net realized loss on investments	(25,506)	(85,852)	(12,059)	(445,688)
Net unrealized appreciation (depreciation) of investments	7,400	(7,447)	(370)	4,475

Net assets	$243,430	$714,617	$277,276	$92,375

* Including securities loaned, at value	$113,297	$338,414	$131,657	$40,234

Class A:
Net assets	$124,315	$203,337	$41,464	$18,945
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	7,314	18,504	3,937	1,958
Net asset value and redemption price per share	$17.00	$10.99	$10.53	$9.67
Maximum offering price per share[1]	$17.99	$11.63	$11.14	$10.23
Class B:
Net assets	$3,248	$9,686	$4,342	$4,549
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	214	1,093	473	546
Net asset value, offering price, and redemption price per share[2]	$15.15	$8.86	$9.18	$8.34
Class C:
Net assets	$1,724	$27,134	$3,248	$4,787
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	109	2,666	346	527
Net asset value, offering price, and redemption price per share[2]	$15.88	$10.18	$9.39	$9.09
Class R3:
Net assets	$534	$35,978	$2,850	$—
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	32	3,328	274	—
Net asset value, offering price, and redemption price per share	$16.84	$10.81	$10.39	$—
Class Y:
Net assets	$113,609	$438,482	$225,372	$64,094
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	6,245	36,947	20,813	6,354
Net asset value, offering price, and redemption price per share	$18.19	$11.87	$10.83	$10.09

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%

[2]	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

[3]	Class R is not offered by Small-Mid Cap Core Fund.

The accompanying notes are an integral part of the financial statements.

42   First American Funds 2008 Semiannual Report

Small-Mid Cap Core Fund (concluded)

Statements ofOperations	For the six-month period ended April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

	Small Cap Growth	Small Cap	Small Cap	Small-Mid Cap
	Opportunities Fund	Select Fund	Value Fund	Core Fund

INVESTMENT INCOME:
Dividends from unaffiliated investments	$337	$2,906	$2,583	$508
Dividends from affiliated investments	120	392	40	26
Less: Foreign taxes withheld	—	—	—	—
Securities lending income	221	1,201	414	115

Total investment income	678	4,499	3,037	649

EXPENSES (note 3):
Investment advisory fees	1,258	2,723	1,031	342
Administration fees	283	864	331	114
Transfer agent fees	80	173	82	102
Custodian fees	7	21	11	5
Legal fees	7	7	7	7
Audit fees	15	15	15	15
Registration fees	29	32	26	21
Postage and printing fees	10	36	13	4
Directors’ fees	13	13	13	13
Other expenses	10	10	10	10
Distribution and shareholder servicing fees – Class A	157	251	55	24
Distribution and shareholder servicing fees – Class B	18	54	24	27
Distribution and shareholder servicing fees – Class C	9	143	17	24
Distribution and shareholder servicing fees – Class R1	1	86	7	—

Total expenses	1,897	4,428	1,642	708

Less: Fee waivers (note 3)	(181)	(10)	(1)	(66)
Less: Indirect payments from custodian (note 3)	(1)	(2)	—	—

Total net expenses	1,715	4,416	1,641	642

Investment income (loss) – net	(1,037)	83	1,396	7

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS – NET (note 5):
Net realized loss on unaffiliated investments	(21,492)	(62,087)	(11,984)	(3,734)
Net realized gain on in-kind distribution (note 9)	247	—	—	—
Net change in unrealized appreciation or depreciation of investments	(22,764)	(97,073)	(30,884)	(6,720)

Net loss on investments	(44,009)	(159,160)	(42,868)	(10,454)

Net decrease in net assets resulting from operations	$(45,046)	$(159,077)	$(41,472)	$(10,447)

[1]	Class R is not offered by Small-Mid Cap Core Fund.

First American Funds 2008 Semiannual Report   43

Small-Mid Cap Core Fund (concluded)

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

	Small Cap Growth		Small Cap
	Opportunities Fund		Select Fund

	Six-Month		Six-Month
	Period Ended		Period Ended
	4/30/08	Year Ended	4/30/08	Year Ended
	(unaudited)	10/31/07	(unaudited)	10/31/07

OPERATIONS:
Investment income (loss) – net	$(1,037)	$(2,579)	$83	$(813)
Net realized gain (loss) on unaffiliated investments	(21,492)	29,255	(62,087)	81,194
Net realized gain loss on affiliated investments	—	—	—	(2,200)
Net realized gain on in-kind distribution	247	—	—	6,598
Net change in unrealized appreciation or depreciation of investments	(22,764)	11,753	(97,073)	(12,056)

Net increase (decrease) in net assets resulting from operations	(45,046)	38,429	(159,077)	72,723

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class R	—	—	—	—
Class Y	—	—	(291)	—
Net realized gain on investments:
Class A	(10,823)	(8,975)	(14,448)	(33,807)
Class B	(340)	(443)	(980)	(2,398)
Class C	(169)	(178)	(2,230)	(2,921)
Class R	(39)	(81)	(2,456)	(578)
Class Y	(9,817)	(10,242)	(34,350)	(94,474)

Total distributions	(21,188)	(19,919)	(54,755)	(134,178)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	14,103	42,677	54,992	169,005
Reinvestment of distributions	10,653	8,788	13,800	24,845
Payments for redemptions	(16,646)	(49,599)	(50,560)	(161,596)

Increase (decrease) in net assets from Class A transactions	8,110	1,866	18,232	32,254

Class B:
Proceeds from sales	81	235	257	1,987
Reinvestment of distributions	325	412	937	2,264
Payments for redemptions (note 3)	(616)	(2,909)	(1,980)	(4,115)

Increase (decrease) in net assets from Class B transactions	(210)	(2,262)	(786)	136

Class C:
Proceeds from sales	114	807	3,935	21,138
Reinvestment of distributions	153	151	2,068	2,706
Payments for redemptions (note 3)	(335)	(1,431)	(5,356)	(6,772)

Increase (decrease) in net assets from Class C transactions	(68)	(473)	647	17,072

Class R1:
Proceeds from sales	144	449	8,585	39,652
Reinvestment of distributions	39	81	2,456	578
Payments for redemptions	(58)	(1,395)	(4,399)	(5,019)

Increase (decrease) in net assets from Class R transactions	125	(865)	6,642	35,211

Class Y:
Proceeds from sales	5,471	15,021	41,062	200,087
Reinvestment of distributions	7,546	7,633	26,896	71,615
Payments for redemptions	(22,281)	(60,378)	(180,267)	(270,010)

Increase (decrease) in net assets from Class Y transactions	(9,264)	(37,724)	(112,309)	1,692

Increase (decrease) in net assets from capital share transactions	(1,307)	(39,458)	(87,574)	86,365

Increase in net assets from regulatory settlement proceeds (note 10)	—	177	—	—

Total increase (decrease) in net assets	(67,541)	(20,771)	(301,406)	24,910
Net assets at beginning of period	310,971	331,742	1,016,023	991,113

Net assets at end of period	$243,430	$310,971	$714,617	$1,016,023

Undistributed (distributions in excess of) net investment income at end of period	$(1,043)	$(6)	$(215)	$(7)

[1]	Class R is not offered by Small-Mid Cap Core Fund.

The accompanying notes are an integral part of the financial statements.

44   First American Funds 2008 Semiannual Report

Small-Mid Cap Core Fund (concluded)

Small Cap		Small-Mid Cap
Value Fund		Core Fund

Six-Month		Six-Month
Period Ended		Period Ended
4/30/08	Year Ended	4/30/08	Year Ended
(unaudited)	10/31/07	(unaudited)	10/31/07

$1,396	$4,450	$7	$(151)
(11,984)	42,939	(3,734)	9,015
—	—	—	—
—	—	—	—
(30,884)	(29,588)	(6,720)	3,441

(41,472)	17,801	(10,447)	12,305

(573)	(94)	—	—
(24)	—	—	—
(20)	—	—	—
(33)	(3)	—	—
(3,750)	(1,306)	—	(108)

(5,182)	(9,082)	—	—
(645)	(1,323)	—	—
(434)	(764)	—	—
(336)	(321)	—	—
(27,250)	(52,686)	—	—

(38,247)	(65,579)	—	(108)

1,553	9,352	1,945	5,584
5,531	8,932	—	—
(7,277)	(15,854)	(2,823)	(12,536)

(193)	2,430	(878)	(6,952)

34	183	102	294
643	1,220	—	—
(1,162)	(1,975)	(1,795)	(2,885)

(485)	(572)	(1,693)	(2,591)

294	1,120	603	1,179
411	736	—	—
(540)	(1,648)	(521)	(1,497)

165	208	82	(318)

552	2,573	—	—
369	323	—	—
(584)	(1,268)	—	—

337	1,628	—	—

12,218	39,919	12,348	27,632
27,122	46,881	—	38
(51,832)	(100,232)	(20,501)	(23,844)

(12,492)	(13,432)	(8,153)	3,826

(12,668)	(9,738)	(10,642)	(6,035)

—	—	—	—

(92,387)	(57,516)	(21,089)	6,162
369,663	427,179	113,464	107,302

$277,276	$369,663	$92,375	$113,464

$78	$3,082	$2	$(5)

First American Funds 2008 Semiannual Report   45

Small-Mid Cap Core Fund (concluded)

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Net Asset
	Value	Net	Gains	Distributions	Value
	Beginning	Investment	(Losses) on	from Net	End of
	of Period	Loss	Investments	Realized Gains	Period

Small Cap Growth Opportunities Fund[1]
Class A
2008[2]	$21.65	$(0.08)	$(2.99)	$(1.58)	$17.00
2007[3]	20.49	(0.19)	2.67	(1.32)	21.65
2006[3]	22.79	(0.18)	2.37	(4.49)	20.49
2005[4]	23.75	(0.02)	(0.94)	—	22.79
2005[5]	21.74	(0.32)	5.28	(2.95)	23.75
2004[5]	21.95	(0.35)	0.27	(0.13)	21.74
2003[5]	13.86	(0.28)	8.37	—	21.95
Class B
2008[2]	$19.56	$(0.13)	$(2.70)	$(1.58)	$15.15
2007[3]	18.76	(0.31)	2.43	(1.32)	19.56
2006[3]	21.36	(0.31)	2.20	(4.49)	18.76
2005[4]	22.27	(0.03)	(0.88)	—	21.36
2005[5]	20.69	(0.45)	4.98	(2.95)	22.27
2004[5]	21.05	(0.50)	0.27	(0.13)	20.69
2003[5]	13.39	(0.40)	8.06	—	21.05
Class C
2008[2]	$20.41	$(0.14)	$(2.81)	$(1.58)	$15.88
2007[3]	19.53	(0.33)	2.53	(1.32)	20.41
2006[3]	22.05	(0.32)	2.29	(4.49)	19.53
2005[4]	23.00	(0.04)	(0.91)	—	22.05
2005[5]	21.28	(0.48)	5.15	(2.95)	23.00
2004[5]	21.65	(0.49)	0.25	(0.13)	21.28
2003[5]	13.77	(0.43)	8.31	—	21.65
Class R6
2008[2]	$21.49	$(0.10)	$(2.97)	$(1.58)	$16.84
2007[3]	20.39	(0.24)	2.66	(1.32)	21.49
2006[3]	22.75	(0.23)	2.36	(4.49)	20.39
2005[4]	23.72	(0.03)	(0.94)	—	22.75
2005[5]	21.74	(0.48)	5.41	(2.95)	23.72
2004[5]	21.95	(0.42)	0.34	(0.13)	21.74
2003[5]	13.86	(0.28)	8.37	—	21.95
Class Y
2008[2]	$23.03	$(0.06)	$(3.20)	$(1.58)	$18.19
2007[3]	21.66	(0.15)	2.84	(1.32)	23.03
2006[3]	23.81	(0.13)	2.47	(4.49)	21.66
2005[4]	24.81	(0.02)	(0.98)	—	23.81
2005[5]	22.55	(0.27)	5.48	(2.95)	24.81
2004[5]	22.70	(0.32)	0.30	(0.13)	22.55
2003[5]	14.30	(0.25)	8.65	—	22.70

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2008 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

[8]	During the period, the fund received a regulatory settlement, which had an impact on total return of 0.05% for Class A, Class R, and Class Y shares and 0.06% for Class B and Class C shares.

The accompanying notes are an integral part of the financial statements.

46   First American Funds 2008 Semiannual Report

Small-Mid Cap Core Fund (concluded)

				Ratio of	Ratio of Net
			Ratio of Net	Expenses	Investment
		Ratio of	Investment	to Average	Loss to Average
	Net Assets	Expenses to	Loss	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(14.82)%	$124,315	1.47%	(0.91)%	1.61%	(1.05)%	61%
12.81 [8]	149,231	1.47	(0.89)	1.59	(1.01)	118
9.91	138,786	1.47	(0.88)	1.58	(0.99)	209
(4.04)	78,357	1.47	(1.17)	1.56	(1.26)	14
24.21	84,567	1.82	(1.42)	1.87	(1.47)	190
(0.39)	101,031	1.93	(1.42)	1.96	(1.45)	178
58.37	81,999	1.93	(1.63)	1.97	(1.67)	137

(15.19)%	$3,248	2.22%	(1.66)%	2.36%	(1.80)%	61%
12.03 [8]	4,467	2.22	(1.65)	2.34	(1.77)	118
9.03	6,540	2.22	(1.62)	2.33	(1.73)	209
(4.09)	8,271	2.22	(1.93)	2.31	(2.02)	14
23.27	8,760	2.57	(2.16)	2.62	(2.21)	190
(1.13)	9,063	2.68	(2.16)	2.71	(2.19)	178
57.21	6,441	2.68	(2.38)	2.72	(2.42)	137

(15.15)%	$1,724	2.22%	(1.66)%	2.36%	(1.80)%	61%
11.96 [8]	2,295	2.22	(1.64)	2.34	(1.76)	118
9.11	2,664	2.22	(1.63)	2.33	(1.74)	209
(4.13)	2,962	2.22	(1.93)	2.31	(2.02)	14
23.28	3,152	2.57	(2.20)	2.62	(2.25)	190
(1.14)	4,669	2.68	(2.07)	2.71	(2.10)	178
57.23	1,529	2.68	(2.38)	2.72	(2.42)	137

(14.94)%	$534	1.72%	(1.16)%	1.86%	(1.30)%	61%
12.56 [8]	522	1.72	(1.17)	1.84	(1.29)	118
9.62	1,323	1.72	(1.16)	1.95	(1.39)	209
(4.09)	5	1.72	(1.43)	1.96	(1.67)	14
24.06	5	2.07	(2.14)	2.27	(2.34)	190
(0.39)	1	1.93	(1.67)	1.96	(1.70)	178
58.37	3,694	1.93	(1.62)	1.97	(1.66)	137

(14.75)%	$113,609	1.22%	(0.66)%	1.36%	(0.80)%	61%
13.10 [8]	154,456	1.22	(0.64)	1.34	(0.76)	118
10.16	182,429	1.22	(0.63)	1.33	(0.74)	209
(4.03)	210,769	1.22	(0.92)	1.31	(1.01)	14
24.47	220,772	1.57	(1.15)	1.62	(1.20)	190
(0.11)	224,432	1.68	(1.25)	1.71	(1.28)	178
58.74	382,389	1.68	(1.38)	1.72	(1.42)	137

First American Funds 2008 Semiannual Report   47

Small-Mid Cap Core Fund (concluded)

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Income (Loss)	Investments	Income	Realized Gains	Period

Small Cap Select Fund[1]
Class A
2008[2]	$14.06	$—	$(2.22)	$—	$(0.85)	$10.99
2007[3]	15.12	(0.03)	1.05	—	(2.08)	14.06
2006[3]	15.33	(0.05)	3.05	—	(3.21)	15.12
2005[4]	15.82	(0.01)	(0.48)	—	—	15.33
2005[5]	15.95	(0.08)	3.10	—	(3.15)	15.82
2004[5]	14.52	(0.12)	2.60	—	(1.05)	15.95
2003[5]	10.68	(0.09)	3.93	—	—	14.52
Class B
2008[2]	$11.56	$(0.04)	$(1.81)	$—	$(0.85)	$8.86
2007[3]	12.88	(0.11)	0.87	—	(2.08)	11.56
2006[3]	13.58	(0.13)	2.64	—	(3.21)	12.88
2005[4]	14.02	(0.02)	(0.42)	—	—	13.58
2005[5]	14.56	(0.17)	2.78	—	(3.15)	14.02
2004[5]	13.42	(0.22)	2.41	—	(1.05)	14.56
2003[5]	9.95	(0.17)	3.64	—	—	13.42
Class C
2008[2]	$13.13	$(0.04)	$(2.06)	$—	$(0.85)	$10.18
2007[3]	14.36	(0.12)	0.97	—	(2.08)	13.13
2006[3]	14.79	(0.16)	2.94	—	(3.21)	14.36
2005[4]	15.28	(0.02)	(0.47)	—	—	14.79
2005[5]	15.60	(0.19)	3.02	—	(3.15)	15.28
2004[5]	14.32	(0.24)	2.57	—	(1.05)	15.60
2003[5]	10.62	(0.18)	3.88	—	—	14.32
Class R6
2008[2]	$13.86	$(0.02)	$(2.18)	$—	$(0.85)	$10.81
2007[3]	14.98	(0.06)	1.02	—	(2.08)	13.86
2006[3]	15.24	(0.09)	3.04	—	(3.21)	14.98
2005[4]	15.73	(0.01)	(0.48)	—	—	15.24
2005[5]	15.91	(0.08)	3.05	—	(3.15)	15.73
2004[5]	14.49	(0.13)	2.60	—	(1.05)	15.91
2003[5]	10.66	(0.09)	3.92	—	—	14.49
Class Y
2008[2]	$15.10	$0.01	$(2.38)	$(0.01)	$(0.85)	$11.87
2007[3]	16.06	0.01	1.11	—	(2.08)	15.10
2006[3]	16.06	(0.01)	3.22	—	(3.21)	16.06
2005[4]	16.57	(0.01)	(0.50)	—	—	16.06
2005[5]	16.54	(0.04)	3.22	—	(3.15)	16.57
2004[5]	14.98	(0.09)	2.70	—	(1.05)	16.54
2003[5]	11.00	(0.06)	4.04	—	—	14.98

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2008 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

48   First American Funds 2008 Semiannual Report

Small-Mid Cap Core Fund (concluded)

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(16.28)%	$203,337	1.25%	(0.09)%	1.25%	(0.09)%	35%
7.35	238,129	1.23	(0.22)	1.23	(0.22)	97
22.46	222,293	1.24	(0.38)	1.24	(0.38)	111
(3.10)	104,568	1.25	(0.92)	1.25	(0.92)	14
20.46	107,270	1.22	(0.53)	1.25	(0.56)	122
17.64	97,775	1.21	(0.76)	1.24	(0.79)	116
35.96	73,445	1.21	(0.73)	1.25	(0.77)	145

(16.62)%	$9,686	2.00%	(0.84)%	2.00%	(0.84)%	35%
6.51	13,720	1.98	(0.97)	1.98	(0.97)	97
21.59	15,077	1.99	(1.14)	1.99	(1.14)	111
(3.14)	13,406	2.00	(1.67)	2.00	(1.67)	14
19.45	14,023	1.97	(1.28)	2.00	(1.31)	122
16.88	13,050	1.96	(1.51)	1.99	(1.54)	116
34.88	11,541	1.96	(1.48)	2.00	(1.52)	145

(16.54)%	$27,134	2.00%	(0.84)%	2.00%	(0.84)%	35%
6.46	34,505	1.98	(0.95)	1.98	(0.95)	97
21.64	18,794	1.99	(1.14)	1.99	(1.14)	111
(3.21)	13,453	2.00	(1.67)	2.00	(1.67)	14
19.58	14,418	1.97	(1.28)	2.00	(1.31)	122
16.79	13,841	1.96	(1.50)	1.99	(1.53)	116
34.84	11,128	1.96	(1.47)	2.00	(1.51)	145

(16.38)%	$35,978	1.50%	(0.34)%	1.50%	(0.34)%	35%
6.99	38,181	1.48	(0.43)	1.48	(0.43)	97
22.23	2,697	1.49	(0.59)	1.62	(0.72)	111
(3.11)	333	1.50	(1.14)	1.65	(1.29)	14
20.16	312	1.47	(0.53)	1.65	(0.71)	122
17.60	19	1.21	(0.81)	1.24	(0.84)	116
35.93	11,627	1.21	(0.75)	1.25	(0.79)	145

(16.17)%	$438,482	1.00%	0.16%	1.00%	0.16%	35%
7.58	691,488	0.98	0.03	0.98	0.03	97
22.81	732,252	0.99	(0.15)	0.99	(0.15)	111
(3.08)	682,088	1.00	(0.67)	1.00	(0.67)	14
20.73	715,496	0.97	(0.28)	1.00	(0.31)	122
17.98	770,981	0.96	(0.52)	0.99	(0.55)	116
36.18	1,024,146	0.96	(0.48)	1.00	(0.52)	145

First American Funds 2008 Semiannual Report   49

Small-Mid Cap Core Fund (concluded)

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Income (Loss)	Investments	Income	Realized Gains	Period

Small Cap Value Fund[1]
Class A
2008[2]	$13.52	$0.04	$(1.52)	$(0.14)	$(1.37)	$10.53
2007[3]	15.38	0.12	0.48	(0.02)	(2.44)	13.52
2006[3]	16.34	0.03	2.86	(0.04)	(3.81)	15.38
2005[4]	16.78	0.01	(0.45)	—	—	16.34
2005[5]	16.84	0.03	2.63	(0.06)	(2.66)	16.78
2004[5]	14.28	0.03	3.13	(0.04)	(0.56)	16.84
2003[5]	11.26	—	3.02	—	—	14.28
Class B
2008[2]	$11.94	$—	$(1.35)	$(0.04)	$(1.37)	$9.18
2007[3]	13.93	0.02	0.43	—	(2.44)	11.94
2006[3]	15.19	(0.07)	2.62	—	(3.81)	13.93
2005[4]	15.61	—	(0.42)	—	—	15.19
2005[5]	15.92	(0.09)	2.47	(0.03)	(2.66)	15.61
2004[5]	13.60	(0.08)	2.96	—	(0.56)	15.92
2003[5]	10.80	(0.08)	2.88	—	—	13.60
Class C
2008[2]	$12.19	$—	$(1.37)	$(0.06)	$(1.37)	$9.39
2007[3]	14.17	0.02	0.44	—	(2.44)	12.19
2006[3]	15.39	(0.07)	2.66	—	(3.81)	14.17
2005[4]	15.82	—	(0.43)	—	—	15.39
2005[5]	16.10	(0.09)	2.50	(0.03)	(2.66)	15.82
2004[5]	13.74	(0.08)	3.00	—	(0.56)	16.10
2003[5]	10.91	(0.09)	2.92	—	—	13.74
Class R6
2008[2]	$13.35	$0.03	$(1.50)	$(0.12)	$(1.37)	$10.39
2007[3]	15.24	0.10	0.47	(0.02)	(2.44)	13.35
2006[3]	16.29	(0.01)	2.84	(0.07)	(3.81)	15.24
2005[4]	16.74	0.01	(0.46)	—	—	16.29
2005[5]	16.83	(0.01)	2.64	(0.06)	(2.66)	16.74
2004[5]	14.27	0.03	3.12	(0.03)	(0.56)	16.83
2003[5]	11.26	0.01	3.01	(0.01)	—	14.27
Class Y
2008[2]	$13.87	$0.06	$(1.56)	$(0.17)	$(1.37)	$10.83
2007[3]	15.71	0.16	0.49	(0.05)	(2.44)	13.87
2006[3]	16.62	0.07	2.90	(0.07)	(3.81)	15.71
2005[4]	17.06	0.01	(0.45)	—	—	16.62
2005[5]	17.05	0.07	2.67	(0.07)	(2.66)	17.06
2004[5]	14.44	0.08	3.16	(0.07)	(0.56)	17.05
2003[5]	11.38	0.03	3.05	(0.02)	—	14.44

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2008 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

50   First American Funds 2008 Semiannual Report

Small-Mid Cap Core Fund (concluded)

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(11.50)%	$41,464	1.29%	0.77%	1.29%	0.77%	20%
4.18	53,498	1.26	0.90	1.26	0.90	63
20.78	57,922	1.26	0.21	1.26	0.21	96
(2.62)	46,467	1.25	0.78	1.25	0.78	15
16.78	48,128	1.24	0.19	1.26	0.17	72
22.70	43,192	1.23	0.21	1.25	0.19	34
26.86	32,416	1.23	0.02	1.25	—	49

(11.87)%	$4,342	2.05%	0.02%	2.05%	0.02%	20%
3.41	6,213	2.01	0.14	2.01	0.14	63
19.88	7,855	2.01	(0.53)	2.01	(0.53)	96
(2.69)	8,913	2.00	0.03	2.00	0.03	15
15.90	9,325	1.99	(0.56)	2.01	(0.58)	72
21.76	9,901	1.98	(0.51)	2.00	(0.53)	34
25.93	12,560	1.98	(0.73)	2.00	(0.75)	49

(11.86)%	$3,248	2.05%	0.02%	2.05%	0.02%	20%
3.42	4,006	2.01	0.14	2.01	0.14	63
19.89	4,405	2.01	(0.53)	2.01	(0.53)	96
(2.72)	4,590	2.00	0.03	2.00	0.03	15
15.92	4,808	1.99	(0.56)	2.01	(0.58)	72
21.83	4,609	1.98	(0.52)	2.00	(0.54)	34
25.94	4,354	1.98	(0.74)	2.00	(0.76)	49

(11.56)%	$2,850	1.55%	0.51%	1.55%	0.51%	20%
3.96	3,263	1.51	0.72	1.51	0.72	63
20.44	1,849	1.51	(0.09)	1.63	(0.21)	96
(2.69)	4	1.50	0.59	1.65	0.44	15
16.60	4	1.49	(0.04)	1.66	(0.21)	72
22.69	1	1.23	0.22	1.25	0.20	34
26.79	1,351	1.23	0.04	1.25	0.02	49

(11.33)%	$225,372	1.04%	1.02%	1.04%	1.02%	20%
4.45	302,683	1.01	1.15	1.01	1.15	63
21.01	355,148	1.01	0.47	1.01	0.47	96
(2.58)	348,166	1.00	1.03	1.00	1.03	15
17.08	363,261	0.99	0.44	1.01	0.42	72
23.02	367,774	0.98	0.50	1.00	0.48	34
27.10	428,846	0.98	0.27	1.00	0.25	49

First American Funds 2008 Semiannual Report   51

Small-Mid Cap Core Fund (concluded)

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Net Asset
	Value	Net	Gains	from Net	Value
	Beginning	Investment	(Losses) on	Investment	End of
	of Period	Income (Loss)	Investments	Income	Period

Small-Mid Cap Core Fund[1,2]
Class A
2008[3]	$10.64	$—	$(0.97)	$—	$9.67
2007[4]	9.57	(0.02)	1.09	—	10.64
2006[4]	8.03	0.01	1.53	—	9.57
2005[5]	8.31	(0.01)	(0.27)	—	8.03
2005[6]	7.40	(0.07)	0.98	—	8.31
2004[6]	7.05	(0.07)	0.42	—	7.40
2003[6]	4.29	(0.03)	2.79	—	7.05
Class B
2008[3]	$9.21	$(0.03)	$(0.84)	$—	$8.34
2007[4]	8.34	(0.08)	0.95	—	9.21
2006[4]	7.06	(0.04)	1.32	—	8.34
2005[5]	7.31	(0.01)	(0.24)	—	7.06
2005[6]	6.55	(0.11)	0.87	—	7.31
2004[6]	6.29	(0.11)	0.37	—	6.55
2003[6]	3.86	(0.07)	2.50	—	6.29
Class C
2008[3]	$10.04	$(0.04)	$(0.91)	$—	$9.09
2007[4]	9.09	(0.09)	1.04	—	10.04
2006[4]	7.69	(0.05)	1.45	—	9.09
2005[5]	7.97	(0.01)	(0.27)	—	7.69
2005[6]	7.14	(0.12)	0.95	—	7.97
2004[6]	6.86	(0.12)	0.40	—	7.14
2003[6]	4.20	(0.07)	2.73	—	6.86
Class Y
2008[3]	$11.09	$0.01	$(1.01)	$—	$10.09
2007[4]	9.95	—	1.15	(0.01)	11.09
2006[4]	8.34	0.04	1.57	—	9.95
2005[5]	8.63	—	(0.29)	—	8.34
2005[6]	7.66	(0.05)	1.02	—	8.63
2004[6]	7.28	(0.05)	0.43	—	7.66
2003[6]	4.42	(0.01)	2.87	—	7.28

[1]	Per share data calculated using average shares outstanding method.

[2]	The financial highlights for Small-Mid Cap Core Fund as set forth herein include the historical financial highlights of the First American Technology Fund. Effective October 3, 2005, the fund’s name and strategy changed.

[3]	For the six-month period ended April 30, 2008 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[4]	For the period November 1 to October 31 in the fiscal year indicated.

[5]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[6]	For the period October 1 to September 30 in the fiscal year indicated.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

52   First American Funds 2008 Semiannual Report

Small-Mid Cap Core Fund (concluded)

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(9.12)%	$18,945	1.41%	(0.08)%	1.55%	(0.22)%	73%
11.18	21,817	1.41	(0.20)	1.49	(0.28)	151
19.18	26,190	1.39	0.12	1.46	0.05	110
(3.37)	22,339	1.34	(0.86)	1.34	(0.86)	80
12.30	23,016	1.42	(0.83)	1.50	(0.91)	197
4.96	27,356	1.23	(0.86)	1.28	(0.91)	51
64.34	27,936	1.23	(0.52)	1.29	(0.58)	110

(9.45)%	$4,549	2.16%	(0.83)%	2.30%	(0.97)%	73%
10.43	6,883	2.16	(0.94)	2.24	(1.02)	151
18.13	8,689	2.14	(0.58)	2.21	(0.65)	110
(3.42)	10,054	2.09	(1.61)	2.09	(1.61)	80
11.60	10,685	2.17	(1.59)	2.25	(1.67)	197
4.13	13,445	1.98	(1.60)	2.03	(1.65)	51
62.95	16,016	1.98	(1.26)	2.04	(1.32)	110

(9.46)%	$4,787	2.16%	(0.83)%	2.30%	(0.97)%	73%
10.45	5,190	2.16	(0.96)	2.24	(1.04)	151
18.21	4,986	2.14	(0.64)	2.21	(0.71)	110
(3.51)	4,253	2.09	(1.61)	2.09	(1.61)	80
11.62	4,485	2.17	(1.59)	2.25	(1.67)	197
4.08	6,000	1.98	(1.60)	2.03	(1.65)	51
63.33	7,056	1.98	(1.25)	2.04	(1.31)	110

(9.02)%	$64,094	1.16%	0.17%	1.30%	0.03%	73%
11.62	79,574	1.16	0.02	1.24	(0.06)	151
19.30	67,437	1.14	0.35	1.21	0.28	110
(3.36)	31,381	1.09	(0.61)	1.09	(0.61)	80
12.66	33,537	1.17	(0.58)	1.25	(0.66)	197
5.22	43,758	0.98	(0.60)	1.03	(0.65)	51
64.71	59,817	0.98	(0.24)	1.04	(0.30)	110

First American Funds 2008 Semiannual Report   53

Small-Mid Cap Core Fund (concluded)

Schedule of Investments  April 30, 2008 (unaudited), all dollars rounded to thousands (000)

Small-Mid Cap Core Fund (concluded)

Mid Cap Growth Opportunities Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 99.6%
Consumer Discretionary – 15.5%
Abercrombie & Fitch, Class A (a)	469,645	$34,899
Autoliv	239,350	14,658
Chipotle Mexican Grill, Class A (a) (b)	96,209	9,441
Chipotle Mexican Grill, Class B (a) (b)	75,351	6,403
DeVry (a)	376,002	21,432
Dick’s Sporting Goods (a) (b)	843,739	24,131
J. Crew Group (a) (b)	519,477	24,675
J.C. Penney (a)	98,008	4,165
LKQ (a) (b)	667,379	14,522
Lululemon Athletica (a) (b)	138,900	4,302
Newell Rubbermaid (a)	534,834	10,980
Omnicom Group (a)	585,399	27,947
Polo Ralph Lauren (a)	523,885	32,538
Tiffany & Company (a)	395,748	17,231
WMS Industries (a) (b)	239,951	8,684

		256,008

Energy – 15.5%
Cameron International (a) (b)	693,854	34,159
Foundation Coal Holdings (a)	177,378	10,639
Nabors Industries (a) (b)	559,906	21,019
Oceaneering International (b)	171,621	11,461
Pride International (a) (b)	318,484	13,520
Quicksilver Resources (b)	271,851	11,279
Smith International (a)	339,760	25,995
Southwestern Energy (a) (b)	842,684	35,654
Ultra Petroleum (a) (b)	201,771	16,761
Weatherford International (a) (b)	563,196	45,433
Williams	832,432	29,551

		255,471

Financials – 7.8%
AllianceBernstein Holding	343,531	21,306
BlackRock (a)	28,697	5,791
Charles Schwab	562,050	12,140
IntercontinentalExchange (b)	50,753	7,874
Invesco – ADR (a)	648,041	16,622
M&T Bank (a)	56,939	5,308
TD Ameritrade (a) (b)	1,557,045	28,183
W.R. Berkley (a)	640,930	16,466
Zions Bancorporation (a)	330,255	15,307

		128,997

Healthcare – 12.9%
Applied Biosystems Group – Applera (a)	474,812	15,151
BioMarin Pharmaceutical (a) (b)	484,690	17,672
DENTSPLY International (a)	416,559	16,192
Henry Schein (a) (b)	369,669	20,468
Hologic (a) (b)	722,566	21,092
IDEXX Laboratories (b)	314,506	16,732
Intuitive Surgical (a) (b)	103,795	30,024
Pediatrix Medical Group (b)	180,309	12,264
St. Jude Medical (a) (b)	573,393	25,103
Thermo Fisher Scientific (b)	459,215	26,575
Zimmer Holdings (a) (b)	164,661	12,211

		213,484

Industrials – 17.3%
C.H. Robinson Worldwide (a)	322,561	20,218
Dun & Bradstreet	213,919	18,033
First Solar (a) (b)	31,823	9,292
Flowserve (a)	305,891	37,958
Goodrich	302,779	20,635
Harsco	351,047	20,828
McDermott International (a) (b)	352,315	18,877
MSC Industrial Direct, Class A	229,433	11,187
Precision Castparts (a)	259,883	30,552
Republic Services	829,243	26,362
Rockwell Collins	350,516	22,121
Roper Industries (a)	460,157	28,585
SPX (a)	174,312	21,440

		286,088

Information Technology – 19.8%
Amphenol, Class A (a)	605,631	27,968
ANSYS (a) (b)	286,803	11,538
Autodesk (a) (b)	459,156	17,448
Avnet (b)	374,837	9,817
BMC Software (a) (b)	579,724	20,151
Broadcom, Class A (a) (b)	836,737	21,722
Dolby Laboratories, Class A (a) (b)	388,418	15,595
F5 Networks (a) (b)	752,572	17,031
Fairchild Semiconductor International, Class A (a) (b)	710,702	9,268
Intersil, Class A (a)	1,605,777	42,906
Juniper Networks (a) (b)	872,391	24,095
Lam Research (a) (b)	453,712	18,530
MasterCard, Class A (a)	153,250	42,628
MEMC Electronic Materials (a) (b)	425,049	26,765
Mercadolibre (a) (b)	163,846	8,287
NVIDIA (a) (b)	593,808	12,203

		325,952

Materials – 5.7%
Air Products and Chemicals (a)	251,234	24,729
Ecolab (a)	483,742	22,233
Owens-Illinois (b)	533,520	29,423
Pactiv (b)	762,590	18,142

		94,527

Telecommunication Services – 5.1%
American Tower, Class A (a) (b)	1,002,283	43,519
NII Holdings (a) (b)	600,854	27,483
SBA Communications, Class A (a) (b)	398,461	12,887

		83,889

Total Common Stocks
(Cost $1,380,393)		1,644,416

Short-Term Investment – 0.7%
First American Prime Obligations Fund, Class Z (c)
(Cost $11,420)	11,420,095	11,420

Investment Purchased with Proceeds from Securities Lending – 47.7%
Mount Vernon Securities Lending Prime Portfolio (d)
(Cost $787,267)	787,267,148	787,267

Total Investments – 148.0%
(Cost $2,179,080)		2,444,103

Other Assets and Liabilities, Net – (48.0)%		(793,546)

Total Net Assets – 100.0%		$1,650,557

(a)	This security or a portion of this security is out on loan at April 30, 2008. Total loaned securities had a market value of $762,210 at April 30, 2008. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

54   First American Funds 2008 Semiannual Report

Mid Cap Growth Opportunities Fund (concluded)

(d)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

ADR –	American Depository Receipt

Mid Cap Value Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 98.0%
Consumer Discretionary – 15.2%
Abercrombie & Fitch, Class A (a)	132,569	$9,851
Autoliv	231,364	14,169
Burger King Holdings	653,894	18,244
Ford Motor (a) (b)	581,690	4,805
Gap (a)	796,815	14,837
J.C. Penney (a)	300,507	12,771
Newell Rubbermaid	687,288	14,110
Omnicom Group	434,590	20,747
Sherwin-Williams (a)	173,714	9,610
Stanley Works (a)	247,268	11,928
TJX (a)	261,335	8,420

		139,492

Consumer Staples – 4.9%
ConAgra Foods	899,174	21,185
Corn Products International	247,272	11,468
Pepsi Bottling	355,154	11,972

		44,625

Energy – 8.4%
Chesapeake Energy (a)	131,933	6,821
El Paso (a)	827,577	14,185
Hess (a)	174,063	18,486
Nabors Industries (a) (b)	464,228	17,427
Noble Energy (a)	225,715	19,637

		76,556

Financials (c) – 25.4%
AON (a)	287,566	13,053
Arch Capital Group (b)	163,155	11,527
Assurant	186,606	12,129
Assured Guaranty (a)	217,166	5,492
Astoria Financial (a)	370,677	8,785
Boston Properties – REIT (a)	104,430	10,494
Brookfield Properties (a)	368,814	7,424
City National (a)	201,651	9,784
Developers Diversified Realty – REIT (a)	202,551	8,700
Discover Financial Services (a)	182,748	3,328
Essex Property Trust (a)	66,025	7,857
Everest Re Group	127,639	11,532
Federal Realty Investment Trust – REIT (a)	96,361	7,916
Invesco – ADR	655,281	16,808
KeyCorp (a)	186,614	4,503
Lazard, Class A (a)	238,051	9,317
M&T Bank (a)	138,125	12,877
Marshall & Ilsley (a)	305,630	7,635
Northern Trust (a)	135,480	10,040
ProLogis – REIT (a)	146,873	9,196
StanCorp Financial Group (a)	204,763	10,492
TD Ameritrade (b)	675,143	12,220
W.R. Berkley	385,244	9,897
Zions Bancorporation (a)	256,454	11,887

		232,893

Healthcare – 1.6%
AmerisourceBergen (a)	204,695	8,300
Coventry Health Care (a) (b)	133,750	5,983

		14,283

Industrials – 8.1%
Continental Airlines, Class B (a) (b)	113,739	2,045
Crane (a)	163,037	6,675
Eaton (a)	255,199	22,417
Norfolk Southern (a)	173,660	10,347

First American Funds 2008 Semiannual Report   55

Schedule of Investments  April 30, 2008 (unaudited), all dollars rounded to thousands (000)

Mid Cap Value Fund (continued)
DESCRIPTION	SHARES	VALUE

Republic Services	487,089	$15,484
Werner Enterprises (a)	894,526	17,398

		74,366

Information Technology – 7.2%
Amphenol, Class A (a)	237,176	10,953
Avnet (b)	377,992	9,900
BMC Software (b)	339,252	11,792
Fairchild Semiconductor International, Class A (a) (b)	733,897	9,570
Harris	186,638	10,084
Intersil, Class A (a)	344,680	9,210
Xerox	309,918	4,329

		65,838

Materials – 11.3%
Airgas	189,758	9,133
Eastman Chemical	235,088	17,279
Nucor	126,388	9,542
Owens-Illinois (b)	212,623	11,726
Pactiv (b)	736,790	17,528
PPG Industries (a)	103,757	6,368
Rohm & Haas	173,655	9,282
Sonoco Products	247,382	8,151
Temple-Inland (a)	898,393	10,484
United States Steel (a)	24,713	3,805

		103,298

Telecommunication Services – 3.3%
Time Warner Telecom, Class A (a) (b)	815,431	15,983
Windstream (a)	1,212,104	14,230

		30,213

Utilities – 12.6%
Constellation Energy	127,035	10,753
Edison International (a)	531,469	27,727
NSTAR (a)	317,375	10,223
PG&E	376,732	15,069
PPL	446,973	21,464
Sempra Energy	328,621	18,623
Wisconsin Energy (a)	239,321	11,358

		115,217

Total Common Stocks
(Cost $820,804)		896,781

Short-Term Investment – 1.2%
First American Prime Obligations Fund, Class Z (d)
(Cost $11,350)	11,349,793	11,350

Investment Purchased with Proceeds from Securities Lending – 42.3%
Mount Vernon Securities Lending Prime Portfolio (e)
(Cost $386,996)	386,966,277	386,996

Total Investments – 141.5%
(Cost $1,219,150)		1,295,127

Other Assets and Liabilities, Net – (41.5)%		(379,917)

Total Net Assets – 100.0%		$915,210

(a)	This security or a portion of this security is out on loan at April 30, 2008. Total loaned securities had a market value of $371,772 at April 30, 2008. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	The fund is significantly invested in this sector and therefore subject to additional risks. See note 7 in Notes to Financial Statements.
Mid Cap Value Fund (concluded)

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(e)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

ADR –	American Depository Receipt

REIT –	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

56   First American Funds 2008 Semiannual Report

Statements ofAssets and Liabilities	April 30, 2008 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Mid Cap Growth	Mid Cap
	Opportunities Fund	Value Fund

Unaffiliated investments, at cost	$1,380,393	$820,804
Affiliated money market fund, at cost	11,420	11,350
Affiliated investment purchased with proceeds from securities lending, at cost (note 2)	787,267	386,996

ASSETS:
Unaffiliated investments, at value* (note 2)	$1,644,416	$896,781
Affiliated money market fund, at value (note 2)	11,420	11,350
Affiliated investment purchased with proceeds from securities lending, at value (note 2)	787,267	386,996
Receivable for dividends and interest	684	610
Receivable for investments sold	34,959	33,791
Receivable for capital shares sold	897	549
Prepaid expenses and other assets	41	56

Total assets	2,479,684	1,330,133

LIABILITIES:
Payable for investments purchased	36,957	26,592
Payable upon return of securities loaned (note 2)	787,267	386,996
Payable for capital shares redeemed	3,540	544
Payable to affiliates (note 3)	1,236	695
Payable for distribution and shareholder servicing fees	115	78
Accrued expenses and other liabilities	12	18

Total liabilities	829,127	414,923

Net assets	$1,650,557	$915,210

COMPOSITION OF NET ASSETS:
Portfolio capital	1,427,575	845,773
Undistributed (distributions in excess of) net investment income	(2,269)	1,986
Accumulated net realized loss on investments	(38,772)	(8,526)
Net unrealized appreciation of investments	264,023	75,977

Net assets	$1,650,557	$915,210

* Including securities loaned, at value	$762,210	$371,772

Class A:
Net assets	$365,629	$207,622
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	9,790	8,778
Net asset value and redemption price per share	$37.35	$23.65
Maximum offering price per share[1]	$39.52	$25.03
Class B:
Net assets	$13,238	$6,800
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	397	304
Net asset value, offering price, and redemption price per share[2]	$33.31	$22.37
Class C:
Net assets	$23,904	$21,295
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	684	930
Net asset value, offering price, and redemption price per share[2]	$34.94	$22.89
Class R:
Net assets	$29,203	$30,180
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	792	1,282
Net asset value, offering price, and redemption price per share	$36.89	$23.53
Class Y:
Net assets	$1,218,583	$649,313
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	30,516	27,285
Net asset value, offering price, and redemption price per share	$39.93	$23.80

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%

[2]	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

First American Funds 2008 Semiannual Report   57

Statements ofOperations	For the six-month period ended April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

	Mid Cap Growth	Mid Cap
	Opportunities Fund	Value Fund

INVESTMENT INCOME:
Dividends from unaffiliated investments	$4,417	$8,706
Dividends from affiliated money market fund	455	482
Less: Foreign taxes withheld	—	(12)
Securities lending income	1,805	498

Total investment income	6,677	9,674

EXPENSES (note 3):
Investment advisory fees	5,962	3,325
Administration fees	1,881	1,052
Transfer agent fees	206	141
Custodian fees	43	24
Legal fees	7	7
Audit fees	15	15
Registration fees	31	30
Postage and printing fees	54	34
Directors’ fees	13	13
Other expenses	11	10
Distribution and shareholder servicing fees – Class A	467	281
Distribution and shareholder servicing fees – Class B	69	36
Distribution and shareholder servicing fees – Class C	126	113
Distribution and shareholder servicing fees – Class R	70	70

Total expenses	8,955	5,151

Less: Fee waivers (note 3)	(11)	(12)
Less: Indirect payments from custodian (note 3)	(8)	—

Total net expenses	8,936	5,139

Investment income (loss) – net	(2,259)	4,535

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS – NET (note 5):
Net realized loss on investments	(15,698)	(7,861)
Net change in unrealized appreciation or depreciation of investments	(188,058)	(88,662)

Net loss on investments	(203,756)	(96,523)

Net decrease in net assets resulting from operations	$(206,015)	$(91,988)

The accompanying notes are an integral part of the financial statements.

58   First American Funds 2008 Semiannual Report

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

	Mid Cap Growth		Mid Cap
	Opportunities Fund		Value Fund

	Six-Month		Six-Month
	Period Ended	Year	Period Ended	Year
	4/30/08	Ended	4/30/08	Ended
	(unaudited)	10/31/07	(unaudited)	10/31/07

OPERATIONS:
Investment income (loss) – net	$(2,259)	$(6,938)	$4,535	$7,546
Net realized gain (loss) on investments	(15,698)	219,650	(7,861)	82,464
Net change in unrealized appreciation or depreciation of investments	(188,058)	162,820	(88,662)	24,636

Net increase (decrease) in net assets resulting from operations	(206,015)	375,532	(91,988)	114,646

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	—	(523)	(1,522)
Class B	—	—	(4)	(14)
Class C	—	—	(11)	(40)
Class R	—	—	(53)	(111)
Class Y	—	—	(1,951)	(6,390)
Net realized gain on investments:
Class A	(42,869)	(30,495)	(16,522)	(12,946)
Class B	(1,753)	(1,525)	(565)	(528)
Class C	(3,115)	(1,884)	(1,758)	(1,175)
Class R	(3,185)	(1,645)	(1,982)	(1,102)
Class Y	(137,824)	(106,455)	(48,932)	(42,784)

Total distributions	(188,746)	(142,004)	(72,301)	(66,612)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	33,351	113,868	27,636	154,646
Reinvestment of distributions	41,285	29,160	16,511	14,057
Payments for redemptions	(47,010)	(87,910)	(51,772)	(81,184)

Increase (decrease) in net assets from Class A transactions	27,626	55,118	(7,625)	87,519

Class B:
Proceeds from sales	632	1,912	263	1,235
Reinvestment of distributions	1,643	1,419	538	513
Payments for redemptions (note 3)	(1,379)	(4,702)	(1,051)	(2,298)

Increase (decrease) in net assets from Class B transactions	896	(1,371)	(250)	(550)

Class C:
Proceeds from sales	3,215	9,743	1,389	9,914
Reinvestment of distributions	2,677	1,764	1,540	1,083
Payments for redemptions (note 3)	(4,542)	(4,958)	(3,658)	(4,006)

Increase (decrease) in net assets from Class C transactions	1,350	6,549	(729)	6,991

Class R:
Proceeds from sales	7,727	13,492	7,900	22,611
Reinvestment of distributions	3,185	1,645	2,030	1,204
Payments for redemptions	(4,823)	(6,431)	(4,908)	(13,287)

Increase in net assets from Class R transactions	6,089	8,706	5,022	10,528

Class Y:
Proceeds from sales	82,055	200,629	30,286	102,337
Reinvestment of distributions	104,398	78,118	37,942	34,548
Payments for redemptions	(155,666)	(221,866)	(75,920)	(127,700)

Increase (decrease) in net assets from Class Y transactions	30,787	56,881	(7,692)	9,185

Increase (decrease) in net assets from capital share transactions	66,748	125,883	(11,274)	113,673

Total increase (decrease) in net assets	(328,013)	359,411	(175,563)	161,707
Net assets at beginning of period	1,978,570	1,619,159	1,090,773	929,066

Net assets at end of period	$1,650,557	$1,978,570	$915,210	$1,090,773

Undistributed (distributions in excess of) net investment income at end of period	$(2,269)	$(10)	$1,986	$(7)

First American Funds 2008 Semiannual Report   59

Financial Highlights   For a share outstanding throughout the indicated period.

			Realized and
	Net Asset		Unrealized		Net Asset
	Value	Net	Gains	Distributions	Value
	Beginning	Investment	(Losses) on	from Net	End of
	of Period	Loss	Investments	Realized Gains	Period

Mid Cap Growth Opportunities Fund[1]
Class A
2008[2]	$46.57	$(0.08)	$(4.47)	$(4.67)	$37.35
2007[3]	41.43	(0.24)	9.19	(3.81)	46.57
2006[3]	40.77	(0.11)	5.04	(4.27)	41.43
2005[4]	41.55	(0.02)	(0.76)	—	40.77
2005[5]	38.19	(0.24)	9.65	(6.05)	41.55
2004[5]	33.68	(0.30)	5.88	(1.07)	38.19
2003[5]	26.45	(0.18)	7.41	—	33.68
Class B
2008[2]	$42.21	$(0.20)	$(4.03)	$(4.67)	$33.31
2007[3]	38.15	(0.51)	8.38	(3.81)	42.21
2006[3]	38.12	(0.38)	4.68	(4.27)	38.15
2005[4]	38.87	(0.05)	(0.70)	—	38.12
2005[5]	36.31	(0.51)	9.12	(6.05)	38.87
2004[5]	32.30	(0.55)	5.63	(1.07)	36.31
2003[5]	25.56	(0.39)	7.13	—	32.30
Class C
2008[2]	$44.03	$(0.21)	$(4.21)	$(4.67)	$34.94
2007[3]	39.65	(0.53)	8.72	(3.81)	44.03
2006[3]	39.46	(0.40)	4.86	(4.27)	39.65
2005[4]	40.23	(0.05)	(0.72)	—	39.46
2005[5]	37.40	(0.53)	9.41	(6.05)	40.23
2004[5]	33.24	(0.57)	5.80	(1.07)	37.40
2003[5]	26.29	(0.40)	7.35	—	33.24
Class R
2008[2]	$46.11	$(0.13)	$(4.42)	$(4.67)	$36.89
2007[3]	41.15	(0.34)	9.11	(3.81)	46.11
2006[3]	40.61	(0.23)	5.04	(4.27)	41.15
2005[4]	41.40	(0.03)	(0.76)	—	40.61
2005[5]	38.15	(0.31)	9.61	(6.05)	41.40
2004[5]	33.66	(0.30)	5.86	(1.07)	38.15
2003[5]	26.43	(0.17)	7.40	—	33.66
Class Y
2008[2]	$49.40	$(0.04)	$(4.76)	$(4.67)	$39.93
2007[3]	43.62	(0.14)	9.73	(3.81)	49.40
2006[3]	42.61	(0.01)	5.29	(4.27)	43.62
2005[4]	43.42	(0.02)	(0.79)	—	42.61
2005[5]	39.58	(0.16)	10.05	(6.05)	43.42
2004[5]	34.78	(0.21)	6.08	(1.07)	39.58
2003[5]	27.25	(0.09)	7.62	—	34.78

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2008 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

60   First American Funds 2008 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Loss
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Loss	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(10.45)%	$365,629	1.21%	(0.43)%	1.21%	(0.43)%	55%
23.36	425,995	1.21	(0.56)	1.21	(0.56)	96
12.69	322,385	1.23	(0.26)	1.23	(0.26)	75
(1.88)	314,830	1.23	(0.72)	1.23	(0.72)	9
26.25	317,906	1.21	(0.62)	1.24	(0.65)	107
16.88	173,436	1.20	(0.79)	1.24	(0.83)	135
27.33	154,499	1.20	(0.58)	1.25	(0.63)	145

(10.80)%	$13,238	1.96%	(1.18)%	1.96%	(1.18)%	55%
22.47	15,820	1.96	(1.31)	1.96	(1.31)	96
11.83	15,605	1.98	(1.02)	1.98	(1.02)	75
(1.93)	14,586	1.98	(1.47)	1.98	(1.47)	9
25.29	14,922	1.96	(1.40)	1.99	(1.43)	107
16.03	10,974	1.95	(1.54)	1.99	(1.58)	135
26.37	9,055	1.95	(1.33)	2.00	(1.38)	145

(10.79)%	$23,904	1.96%	(1.18)%	1.96%	(1.18)%	55%
22.42	28,891	1.96	(1.31)	1.96	(1.31)	96
11.84	19,540	1.98	(1.02)	1.98	(1.02)	75
(1.91)	15,435	1.98	(1.47)	1.98	(1.47)	9
25.27	17,079	1.96	(1.40)	1.99	(1.43)	107
16.03	12,356	1.95	(1.54)	1.99	(1.58)	135
26.43	12,649	1.95	(1.33)	2.00	(1.38)	145

(10.57)%	$29,203	1.46%	(0.68)%	1.46%	(0.68)%	55%
23.06	29,490	1.46	(0.81)	1.46	(0.81)	96
12.41	17,853	1.48	(0.57)	1.61	(0.70)	75
(1.91)	5,502	1.48	(0.97)	1.63	(1.12)	9
25.95	5,501	1.46	(0.77)	1.64	(0.95)	107
16.83	1	1.20	(0.81)	1.24	(0.85)	135
27.36	10,284	1.20	(0.56)	1.25	(0.61)	145

(10.35)%	$1,218,583	0.96%	(0.18)%	0.96%	(0.18)%	55%
23.68	1,478,374	0.96	(0.31)	0.96	(0.31)	96
12.98	1,243,776	0.98	(0.02)	0.98	(0.02)	75
(1.86)	1,238,595	0.98	(0.47)	0.98	(0.47)	9
26.57	1,273,320	0.96	(0.40)	0.99	(0.43)	107
17.18	1,168,220	0.95	(0.54)	0.99	(0.58)	135
27.68	1,153,657	0.95	(0.30)	1.00	(0.35)	145

First American Funds 2008 Semiannual Report   61

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions		Net Asset
	Value	Net	Gains	from Net	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	Realized	from Return	End of
	of Period	Income (Loss)	Investments	Income	Gains	of Capital	Period

Mid Cap Value Fund[1]
Class A
2008[2]	$27.83	$0.10	$(2.40)	$(0.05)	$(1.83)	$—	$23.65
2007[3]	26.65	0.14	2.78	(0.16)	(1.58)	—	27.83
2006[3]	24.04	0.14	3.89	(0.16)	(1.26)	—	26.65
2005[4]	24.88	(0.01)	(0.83)	—	—	—	24.04
2005[5]	20.09	0.13	4.76	(0.10)	—	—	24.88
2004[5]	16.30	0.08	3.77	(0.06)	—	—	20.09
2003[5]	13.29	0.18	2.96	(0.12)	—	(0.01)	16.30
Class B
2008[2]	$26.48	$0.01	$(2.28)	$(0.01)	$(1.83)	$—	$22.37
2007[3]	25.50	(0.05)	2.65	(0.04)	(1.58)	—	26.48
2006[3]	23.12	(0.03)	3.71	(0.04)	(1.26)	—	25.50
2005[4]	23.94	(0.02)	(0.80)	—	—	—	23.12
2005[5]	19.39	(0.05)	4.60	—	—	—	23.94
2004[5]	15.81	(0.06)	3.65	(0.01)	—	—	19.39
2003[5]	12.92	0.07	2.87	(0.04)	—	(0.01)	15.81
Class C
2008[2]	$27.05	$0.01	$(2.33)	$(0.01)	$(1.83)	$—	$22.89
2007[3]	26.02	(0.06)	2.72	(0.05)	(1.58)	—	27.05
2006[3]	23.57	(0.04)	3.80	(0.05)	(1.26)	—	26.02
2005[4]	24.40	(0.02)	(0.81)	—	—	—	23.57
2005[5]	19.77	(0.03)	4.66	—	—	—	24.40
2004[5]	16.12	(0.06)	3.72	(0.01)	—	—	19.77
2003[5]	13.17	0.07	2.93	(0.04)	—	(0.01)	16.12
Class R6
2008[2]	$27.72	$0.07	$(2.39)	$(0.04)	$(1.83)	$—	$23.53
2007[3]	26.56	0.06	2.78	(0.10)	(1.58)	—	27.72
2006[3]	24.00	0.05	3.91	(0.14)	(1.26)	—	26.56
2005[4]	24.83	(0.01)	(0.82)	—	—	—	24.00
2005[5]	20.09	0.12	4.70	(0.08)	—	—	24.83
2004[5]	16.31	0.07	3.76	(0.05)	—	—	20.09
2003[5]	13.29	0.16	2.99	(0.12)	—	(0.01)	16.31
Class Y
2008[2]	$27.98	$0.13	$(2.41)	$(0.07)	$(1.83)	$—	$23.80
2007[3]	26.77	0.22	2.80	(0.23)	(1.58)	—	27.98
2006[3]	24.14	0.22	3.89	(0.22)	(1.26)	—	26.77
2005[4]	24.98	—	(0.84)	—	—	—	24.14
2005[5]	20.17	0.18	4.78	(0.15)	—	—	24.98
2004[5]	16.36	0.12	3.79	(0.10)	—	—	20.17
2003[5]	13.33	0.21	2.98	(0.15)	—	(0.01)	16.36

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2008 (unaudited). All ratios for the period have been annualized, except total return.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

62   First American Funds 2008 Semiannual Report

				Ratio of	Ratio of Net
			Ratio of Net	Expenses to	Investment
		Ratio of	Investment	Average	Income (Loss)
	Net Assets	Expenses to	Income (Loss)	Net Assets	to Average	Portfolio
Total	End of	Average	to Average	(Excluding	Net Assets (Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(8.51)%	$207,622	1.23%	0.81%	1.23%	0.81%	47%
11.47	254,342	1.22	0.58	1.22	0.58	95
17.36	156,576	1.24	0.50	1.24	0.50	70
(3.38)	56,125	1.23	(0.48)	1.23	(0.48)	10
24.38	54,360	1.21	0.59	1.25	0.55	101
23.65	28,561	1.20	0.41	1.25	0.36	83
23.71	16,598	1.20	1.21	1.25	1.16	102

(8.86)%	$6,800	1.98%	0.06%	1.98%	0.06%	47%
10.67	8,360	1.97	(0.13)	1.97	(0.13)	95
16.45	8,590	1.99	(0.17)	1.99	(0.17)	70
(3.43)	9,252	1.98	(1.25)	1.98	(1.25)	10
23.47	10,157	1.96	(0.21)	2.00	(0.25)	101
22.69	9,928	1.95	(0.35)	2.00	(0.40)	83
22.84	10,154	1.95	0.50	2.00	0.45	102

(8.86)%	$21,295	1.98%	0.06%	1.98%	0.06%	47%
10.66	26,141	1.97	(0.18)	1.97	(0.18)	95
16.47	18,162	1.99	(0.24)	1.99	(0.24)	70
(3.40)	7,439	1.98	(1.24)	1.98	(1.24)	10
23.43	7,426	1.96	(0.15)	2.00	(0.19)	101
22.69	3,342	1.95	(0.33)	2.00	(0.38)	83
22.84	2,916	1.95	0.51	2.00	0.46	102

(8.63)%	$30,180	1.48%	0.56%	1.48%	0.56%	47%
11.18	29,752	1.47	0.29	1.47	0.29	95
17.06	17,724	1.49	0.15	1.61	0.03	70
(3.34)	785	1.47	(0.69)	1.62	(0.84)	10
24.04	380	1.46	0.52	1.65	0.33	101
23.51	1	1.20	0.37	1.25	0.32	83
23.80	966	1.20	1.07	1.25	1.02	102

(8.39)%	$649,313	0.98%	1.06%	0.98%	1.06%	47%
11.79	772,178	0.97	0.86	0.97	0.86	95
17.63	728,014	0.99	0.81	0.99	0.81	70
(3.36)	598,428	0.98	(0.24)	0.98	(0.24)	10
24.68	621,172	0.96	0.80	1.00	0.76	101
23.95	433,879	0.95	0.66	1.00	0.61	83
24.06	332,243	0.95	1.45	1.00	1.40	102

First American Funds 2008 Semiannual Report   63

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Large Cap Growth Opportunities Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 99.4%
Consumer Discretionary – 10.4%
Dick’s Sporting Goods (a) (b)	283,438	$8,107
J.C. Penney (a)	130,594	5,550
Lowe’s (a)	302,353	7,616
McDonald’s (a)	188,346	11,222
Omnicom Group (a)	276,169	13,184
Polo Ralph Lauren (a)	119,460	7,420
Target (a)	266,238	14,145
Tiffany & Company (a)	198,693	8,651

		75,895

Consumer Staples – 7.1%
CVS Caremark (a)	384,100	15,506
PepsiCo	204,556	14,018
Philip Morris International (b)	210,522	10,743
Procter & Gamble	165,510	11,098

		51,365

Energy – 11.6%
Cameron International (a) (b)	89,219	4,392
Occidental Petroleum	102,373	8,518
Petroleo Brasileiro – ADR	103,789	10,493
Schlumberger (a)	59,941	6,027
Southwestern Energy (a) (b)	215,356	9,112
Transocean (a) (b)	89,947	13,264
Weatherford International (a) (b)	157,774	12,728
Williams	196,155	6,964
XTO Energy (a)	214,702	13,281

		84,779

Financials – 5.5%
Bank of New York Mellon (a)	148,876	6,481
Charles Schwab (a)	576,282	12,448
CME Group (a)	17,818	8,151
Goldman Sachs Group (a)	57,085	10,924
Lehman Brothers Holdings (a)	51,836	2,293

		40,297

Healthcare – 14.4%
Abbott Laboratories	303,463	16,008
Alcon (a)	43,396	6,857
Baxter International	165,972	10,343
Bristol-Myers Squibb	550,579	12,096
Celgene (a) (b)	100,054	6,217
Gilead Sciences (a) (b)	270,369	13,994
Intuitive Surgical (a) (b)	24,872	7,195
McKesson (a)	68,246	3,557
St. Jude Medical (a) (b)	162,368	7,109
Thermo Fisher Scientific (a) (b)	202,713	11,731
Zimmer Holdings (b)	126,030	9,346

		104,453

Industrials – 11.3%
C.H. Robinson Worldwide (a)	175,278	10,986
Danaher (a)	96,787	7,551
Deere & Company	103,351	8,689
Dun & Bradstreet	64,964	5,477
Raytheon (a)	153,541	9,822
Republic Services	297,804	9,467
Rockwell Collins	109,915	6,937
United Parcel Service, Class B (a)	119,541	8,656
United Technologies	203,711	14,763

		82,348

Information Technology (c) – 31.0%
Accenture, Class A (a)	303,711	11,404
Amphenol, Class A (a)	284,459	13,136
Apple (b)	145,783	25,359
BMC Software (b)	243,392	8,460
Cisco Systems (b)	880,854	22,585
Corning (b)	529,914	14,154
Dolby Laboratories, Class A (a) (b)	80,619	3,237
Hewlett-Packard	404,485	18,748
Intel	836,877	18,629
Intersil, Class A (a)	263,767	7,048
Lam Research (a) (b)	83,583	3,414
MasterCard, Class A (a)	46,029	12,803
MEMC Electronic Materials (a) (b)	69,570	4,381
Microsoft	492,997	14,060
Oracle (a) (b)	941,713	19,635
Research In Motion (a) (b)	103,421	12,579
Texas Instruments (a)	213,462	6,225
Visa, Class A (b)	58,260	4,862
VMware, Class A (a) (b)	80,438	5,360

		226,079

Materials – 5.8%
Ecolab (a)	127,395	5,855
Freeport-McMoRan Copper & Gold (a)	104,662	11,905
Monsanto	125,239	14,280
Praxair	112,095	10,235

		42,275

Telecommunication Services – 2.3%
America Movil, Series L – ADR (a)	113,003	6,549
American Tower, Class A (a) (b)	230,947	10,028

		16,577

Total Common Stocks
(Cost $599,153)		724,068

Short-Term Investment – 0.7%
First American Prime Obligations Fund, Class Z (d)
(Cost $5,276)	5,276,175	5,276

Investment Purchased with Proceeds from Securities Lending – 40.7%
Mount Vernon Securities Lending Prime Portfolio (e)
(Cost $296,506)	296,505,844	296,506

Total Investments – 140.8%
(Cost $900,935)		1,025,850

Other Assets and Liabilities, Net – (40.8)%		(297,547)

Total Net Assets – 100.0%		$728,303

(a)	This security or a portion of this security is out on loan at April 30, 2008. Total loaned securities had a market value of $286,497 at April 30, 2008. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	The fund is significantly invested in this sector and therefore is subject to additional risks. See note 7 in Notes to Financial Statements.

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(e)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

ADR –	American Depository Receipt

The accompanying notes are an integral part of the financial statements.

64   First American Funds 2008 Semiannual Report

Large Cap Select Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 99.7%
Consumer Discretionary – 13.0%
Abercrombie & Fitch, Class A (a)	74,741	$5,554
Autoliv	87,915	5,384
Burger King Holdings (a)	155,346	4,334
Kohl’s (a) (b)	140,834	6,880
Macy’s (a)	158,704	4,014
Omnicom Group (a)	144,227	6,885
Stanley Works (a)	96,165	4,639
Tiffany & Company (a)	82,777	3,604
WMS Industries (a) (b)	162,604	5,885

		47,179

Consumer Staples – 4.2%
CVS Caremark (a)	193,098	7,795
PepsiCo	106,589	7,305

		15,100

Energy – 13.2%
Apache (a)	64,433	8,678
Cameron International (a) (b)	106,737	5,254
Chevron	64,483	6,200
Exxon Mobil	52,860	4,920
Occidental Petroleum	111,828	9,305
Ultra Petroleum (a) (b)	45,400	3,771
Weatherford International (a) (b)	55,680	4,492
Williams	146,361	5,196

		47,816

Financials – 21.6%
Affiliated Managers Group (a) (b)	67,581	6,714
American International Group	208,306	9,624
Assurant	62,040	4,033
Boston Properties – REIT (a)	29,892	3,004
CME Group (a)	8,946	4,092
Goldman Sachs Group (a)	66,198	12,668
Invesco (a)	205,199	5,263
JPMorgan Chase	161,178	7,680
Lehman Brothers Holdings (a)	118,690	5,251
M&T Bank (a)	41,529	3,872
TD Ameritrade (a) (b)	233,250	4,222
Wachovia (a)	173,531	5,058
Wells Fargo (a)	115,504	3,436
Zions Bancorporation (a)	72,702	3,370

		78,287

Healthcare – 12.1%
Abbott Laboratories	118,268	6,238
Baxter International	92,827	5,785
Bristol-Myers Squibb	267,589	5,879
Gilead Sciences (a) (b)	106,880	5,532
Intuitive Surgical (a) (b)	19,884	5,752
Medtronic (a)	111,243	5,415
Merck	120,139	4,570
Thermo Fisher Scientific (b)	76,929	4,452

		43,623

Industrials – 8.6%
Emerson Electric (a)	93,957	4,910
Illinois Tool Works	76,435	3,997
Raytheon (a)	76,845	4,916
Republic Services	115,330	3,666
SPX	63,299	7,786
Werner Enterprises (a)	292,627	5,691

		30,966

Information Technology – 24.4%
Accenture, Class A (a)	122,430	4,597
Apple (b)	49,237	8,565
BMC Software (b)	116,849	4,062
Cisco Systems (b)	624,289	16,007
Corning	138,072	3,688
Hewlett-Packard	220,376	10,214
Intel	160,627	3,575
Intersil, Class A (a)	201,257	5,378
Lam Research (a) (b)	59,545	2,432
MasterCard, Class A (a)	12,272	3,414
Microsoft	372,656	10,628
Oracle (b)	341,992	7,130
Research In Motion (a) (b)	37,662	4,581
Texas Instruments (a)	132,537	3,865

		88,136

Real Estate – 1.0%
Annaly Capital Management – REIT (a)	215,438	3,611

Telecommunication Services – 1.6%
American Tower, Class A (a) (b)	132,501	5,753

Total Common Stocks
(Cost $340,765)		360,471

Short-Term Investment – 0.4%
First American Prime Obligations Fund, Class Z (c)
(Cost $1,436)	1,436,227	1,436

Investment Purchased with Proceeds from Securities Lending – 42.9%
Mount Vernon Securities Lending Prime Portfolio (d)
(Cost $155,353)	155,353,293	155,353

Total Investments – 143.0%
(Cost $497,554)		517,260

Other Assets and Liabilities, Net – (43.0)%		(155,533)

Total Net Assets – 100.0%		$361,727

(a)	This security or a portion of this security is out on loan at April 30, 2008. Total loaned securities had a market value of $149,512 at April 30, 2008. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust

First American Funds 2008 Semiannual Report   65

Fund (concluded)

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Fund (concluded)

Large Cap Value Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 96.4%
Consumer Discretionary – 7.0%
Abercrombie & Fitch, Class A (a)	96,060	$7,138
Autoliv (a)	177,214	10,853
Gap (a)	537,367	10,006
J.C. Penney (a)	182,245	7,745
Omnicom Group (a)	294,165	14,043

		49,785

Consumer Staples – 6.0%
Altria Group	143,999	2,880
Archer-Daniels-Midland (a)	198,692	8,754
ConAgra Foods	489,875	11,542
Philip Morris International (b)	143,999	7,348
Procter & Gamble	174,821	11,722

		42,246

Energy – 17.0%
Chevron	281,957	27,110
Devon Energy (a)	124,489	14,117
Exxon Mobil	375,154	34,916
Nabors Industries (a) (b)	306,613	11,510
Occidental Petroleum	192,133	15,987
Transocean (a) (b)	47,942	7,070
Williams	265,385	9,421

		120,131

Financials – 23.1%
ACE (a)	256,526	15,466
AllianceBernstein Holding	81,801	5,073
American International Group	227,982	10,533
Bank of America (a)	615,212	23,095
BB&T (a)	310,805	10,658
Citigroup (a)	385,681	9,746
Fannie Mae (a)	103,946	2,942
Freddie Mac (a)	45,580	1,135
Goldman Sachs Group (a)	57,328	10,971
Invesco – ADR	87,842	2,253
JPMorgan Chase (a)	607,068	28,927
Lehman Brothers Holdings (a)	213,320	9,437
M&T Bank (a)	92,032	8,580
Marshall & Ilsley (a)	156,364	3,906
State Street	124,710	8,997
Wells Fargo (a)	375,561	11,173

		162,892

Healthcare – 8.3%
AmerisourceBergen (a)	216,678	8,786
Bristol-Myers Squibb	479,625	10,537
Johnson & Johnson	220,014	14,761
Pfizer	502,629	10,108
Wyeth (a)	168,121	7,476
Zimmer Holdings (b)	91,027	6,751

		58,419

Industrials – 9.8%
Eaton (a)	155,176	13,631
General Electric	392,612	12,839
Norfolk Southern (a)	261,100	15,556
Tyco International	252,703	11,824
Waste Management	430,481	15,540

		69,390

Information Technology – 7.4%
Accenture, Class A (a)	201,782	7,577
BMC Software (a) (b)	218,320	7,589
Cisco Systems (b)	296,210	7,595
Hewlett-Packard	301,577	13,978
Intel	400,235	8,909
Texas Instruments (a)	239,014	6,969

		52,617

Materials – 6.1%
Eastman Chemical	124,039	9,117
Nucor	105,213	7,944
Owens-Illinois (b)	162,953	8,987
Pactiv (b)	519,669	12,363
Rohm & Haas (a)	90,787	4,852

		43,263

Telecommunication Services – 5.3%
AT&T	668,670	25,884
Verizon Communications (a)	295,936	11,388

		37,272

Utilities – 6.4%
Edison International (a)	241,340	12,591
Exelon	84,538	7,226
FirstEnergy (a)	92,616	7,005
PG&E	233,924	9,357
PPL (a)	184,767	8,873

		45,052

Total Common Stocks
(Cost $611,645)		681,067

Short-Term Investment – 0.2%
First American Prime Obligations Fund, Class Z (c)
(Cost $1,083)	1,082,952	1,083

Investment Purchased with Proceeds from Securities Lending – 38.2%
Mount Vernon Securities Lending Prime Portfolio (d)
(Cost $270,181)	270,180,690	270,181

Total Investments – 134.8%
(Cost $882,909)		952,331

Other Assets and Liabilities, Net – (34.8)%		(246,054)

Total Net Assets – 100.0%		$706,277

(a)	This security or a portion of this security is out on loan at April 30, 2008. Total loaned securities had a market value of $259,096 at April 30, 2008. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

ADR –	American Depository Receipt

The accompanying notes are an integral part of the financial statements.

66   First American Funds 2008 Semiannual Report

Fund (concluded)

Statements ofAssets and Liabilities	April 30, 2008 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Large Cap Growth	Large Cap	Large Cap
	Opportunities Fund	Select Fund	Value Fund

Unaffiliated investments, at cost	$599,153	$340,765	$611,645
Affiliated money market fund, at cost	5,276	1,436	1,083
Affiliated investment purchased with proceeds from securities lending, at cost (note 2)	296,506	155,353	270,181

ASSETS:
Unaffiliated investments, at value* (note 2)	$724,068	$360,471	$681,067
Affiliated money market fund, at value (note 2)	5,276	1,436	1,083
Affiliated investment purchased with proceeds from securities lending, at value (note 2)	296,506	155,353	270,181
Receivable for dividends and interest	702	226	1,104
Receivable for investments sold	—	6,236	71,167
Receivable for capital shares sold	313	647	202
Prepaid expenses and other assets	31	32	33

Total assets	1,026,896	524,401	1,024,837

LIABILITIES:
Payable for investments purchased	—	6,230	47,317
Payable upon return of securities loaned (note 2)	296,506	155,353	270,181
Payable for capital shares redeemed	1,496	806	494
Payable to affiliates (note 3)	543	262	520
Payable for distribution and shareholder servicing fees	30	2	28
Accrued expenses and other liabilities	18	21	20

Total liabilities	298,593	162,674	318,560

Net assets	$728,303	$361,727	$706,277

COMPOSITION OF NET ASSETS:
Portfolio capital	$662,396	$356,138	$622,878
Undistributed net investment income	850	131	116
Accumulated net realized gain (loss) on investments	(59,858)	(14,248)	13,861
Net unrealized appreciation of investments	124,915	19,706	69,422

Net assets	$728,303	$361,727	$706,277

* Including securities loaned, at value	$286,497	$149,512	$259,096

Class A:
Net assets	$82,116	$6,338	$95,805
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	2,740	478	5,271
Net asset value and redemption price per share	$29.97	$13.26	$18.17
Maximum offering price per share[1]	$31.71	$14.03	$19.23
Class B:
Net assets	$9,606	$512	$6,151
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	345	40	351
Net asset value, offering price, and redemption price per share[2]	$27.87	$12.92	$17.53
Class C:
Net assets	$7,136	$269	$4,010
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	250	21	225
Net asset value, offering price, and redemption price per share[2]	$28.49	$12.89	$17.81
Class R:
Net assets	$631	$31	$177
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	21	2	10
Net asset value, offering price, and redemption price per share	$29.66	$13.19	$18.14
Class Y:
Net assets	$628,814	$354,577	$600,134
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	20,264	26,646	32,876
Net asset value, offering price, and redemption price per share	$31.03	$13.31	$18.25

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

[2]	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

First American Funds 2008 Semiannual Report   67

Fund (concluded)

Statements ofOperations	For the six-month period ended April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

	Large Cap Growth	Large Cap	Large Cap
	Opportunities Fund	Select Fund	Value Fund

INVESTMENT INCOME:
Dividends from unaffiliated investments	$4,032	$3,065	$8,305
Dividends from affiliated money market fund	218	64	275
Less: Foreign taxes withheld	4	—	—
Securities lending income	318	147	232

Total investment income	4,572	3,276	8,812

EXPENSES (note 3):
Investment advisory fees	2,431	1,218	2,361
Administration fees	830	418	805
Transfer agent fees	148	60	118
Custodian fees	19	13	18
Legal fees	7	7	7
Audit fees	15	15	16
Registration fees	26	25	25
Postage and printing fees	24	14	27
Directors’ fees	13	13	13
Other expenses	11	10	10
Distribution and shareholder servicing fees – Class A	106	8	123
Distribution and shareholder servicing fees – Class B	51	3	33
Distribution and shareholder servicing fees – Class C	37	1	20
Distribution and shareholder servicing fees – Class R	1	—	1

Total expenses	3,719	1,805	3,577

Less: Fee waivers (note 3)	(5)	(1)	(7)
Less: Indirect payments from custodian (note 3)	(1)	—	(1)

Total net expenses	3,713	1,804	3,569

Investment income – net	859	1,472	5,243

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Net realized gain (loss) on investments	(11,105)	(12,848)	14,378
Net change in unrealized appreciation or depreciation of investments	(68,312)	(31,349)	(78,393)

Net loss on investments	(79,417)	(44,197)	(64,015)

Net decrease in net assets resulting from operations	$(78,558)	$(42,725)	$(58,772)

The accompanying notes are an integral part of the financial statements.

68   First American Funds 2008 Semiannual Report

Fund (concluded)

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

	Large Cap Growth		Large Cap		Large Cap
	Opportunities Fund		Select Fund		Value Fund

	Six-Month		Six-Month		Six-Month
	Period Ended	Year	Period Ended	Year	Period Ended	Year
	4/30/08	Ended	4/30/08	Ended	4/30/08	Ended
	(unaudited)	10/31/07	(unaudited)	10/31/07	(unaudited)	10/31/07

OPERATIONS:
Investment income – net	$859	$454	$1,472	$2,112	$5,243	$11,387
Net realized gain (loss) on investments	(11,105)	96,005	(12,848)	64,920	14,378	119,358
Net change in unrealized appreciation or depreciation of investments	(68,312)	85,008	(31,349)	(1,889)	(78,393)	(27,940)

Net increase (decrease) in net assets resulting from operations	(78,558)	181,467	(42,725)	65,143	(58,772)	102,805

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	—	(17)	(17)	(597)	(1,259)
Class B	—	—	—	—	(16)	(52)
Class C	—	—	(1)	—	(10)	(28)
Class R	—	—	—	—	(1)	(1)
Class Y	(464)	(1,284)	(1,389)	(2,107)	(4,495)	(10,065)
Net realized gain on investments:
Class A	(8,176)	(1,037)	(1,002)	(116)	(13,581)	(8,885)
Class B	(1,066)	(159)	(88)	(11)	(962)	(738)
Class C	(757)	(93)	(42)	(4)	(561)	(404)
Class R	(50)	(7)	(5)	(2)	(23)	(13)
Class Y	(61,331)	(8,372)	(55,522)	(7,569)	(86,486)	(62,201)

Total distributions	(71,844)	(10,952)	(58,066)	(9,826)	(106,732)	(83,646)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	4,463	13,170	486	1,953	2,528	8,622
Reinvestment of distributions	7,846	986	814	113	13,143	9,390
Payments for redemptions	(9,601)	(26,532)	(1,186)	(2,094)	(10,884)	(22,821)

Increase (decrease) in net assets from Class A transactions	2,708	(12,376)	114	(28)	4,787	(4,809)

Class B:
Proceeds from sales	353	827	17	70	121	432
Reinvestment of distributions	1,032	156	88	10	956	768
Payments for redemptions (note 3)	(1,532)	(5,385)	(103)	(133)	(1,328)	(3,166)

Increase (decrease) in net assets from Class B transactions	(147)	(4,402)	2	(53)	(251)	(1,966)

Class C:
Proceeds from sales	468	1,235	30	80	197	817
Reinvestment of distributions	707	90	38	4	505	387
Payments for redemptions (note 3)	(975)	(2,802)	(49)	(40)	(377)	(1,866)

Increase (decrease) in net assets from Class C transactions	200	(1,477)	19	44	325	(662)

Class R:
Proceeds from sales	134	104	5	21	25	45
Reinvestment of distributions	50	7	5	2	24	14
Payments for redemptions	(15)	(221)	(8)	(111)	(23)	(39)

Increase (decrease) in net assets from Class R transactions	169	(110)	2	(88)	26	20

Class Y:
Proceeds from sales	66,875	88,407	53,145	51,891	29,208	52,221
Reinvestment of distributions	32,809	4,913	23,473	3,629	58,404	45,777
Payments for redemptions	(91,315)	(285,174)	(72,462)	(136,802)	(73,201)	(213,481)

Increase (decrease) in net assets from Class Y transactions	8,369	(191,854)	4,156	(81,282)	14,411	(115,483)

Increase (decrease) in net assets from capital share transactions	11,299	(210,219)	4,293	(81,407)	19,298	(122,900)

Total decrease in net assets	(139,103)	(39,704)	(96,498)	(26,090)	(146,206)	(103,741)
Net assets at beginning of period	867,406	907,110	458,225	484,315	852,483	956,224

Net assets at end of period	$728,303	$867,406	$361,727	$458,225	$706,277	$852,483

Undistributed (distributions in excess of) net investment income at end of period	$850	$455	$131	$66	$116	$(8)

First American Funds 2008 Semiannual Report   69

Fund (concluded)

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions			Net Asset
	Value	Net	Gains	from Net	Distributions	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	from Return	End of
	of Period	Income (Loss)	Investments	Income	Realized Gains	of Capital	Period

Large Cap Growth Opportunities Fund[1]
Class A
2008[2]	$36.27	$—	$(3.18)	$—	$(3.12)	$—	$29.97
2007[3]	29.58	(0.05)	7.08	—	(0.34)	—	36.27
2006[3]	27.86	(0.02)	1.74	—	—	—	29.58
2005[4]	28.02	(0.01)	(0.15)	—	—	—	27.86
2005[5]	25.00	(0.01)	3.08	(0.04)	—	(0.01)	28.02
2004[5]	22.84	(0.03)	2.20	(0.01)	—	—	25.00
2003[5]	19.16	—	3.73	(0.05)	—	—	22.84
Class B
2008[2]	$34.08	$(0.10)	$(2.99)	$—	$(3.12)	$—	$27.87
2007[3]	28.01	(0.27)	6.68	—	(0.34)	—	34.08
2006[3]	26.58	(0.22)	1.65	—	—	—	28.01
2005[4]	26.75	(0.03)	(0.14)	—	—	—	26.58
2005[5]	24.02	(0.20)	2.96	(0.02)	—	(0.01)	26.75
2004[5]	22.10	(0.21)	2.13	—	—	—	24.02
2003[5]	18.64	(0.18)	3.64	—	—	—	22.10
Class C
2008[2]	$34.77	$(0.11)	$(3.05)	$—	$(3.12)	$—	$28.49
2007[3]	28.58	(0.28)	6.81	—	(0.34)	—	34.77
2006[3]	27.12	(0.23)	1.69	—	—	—	28.58
2005[4]	27.29	(0.03)	(0.14)	—	—	—	27.12
2005[5]	24.51	(0.20)	3.00	(0.01)	—	(0.01)	27.29
2004[5]	22.55	(0.21)	2.17	—	—	—	24.51
2003[5]	19.03	(0.18)	3.72	(0.02)	—	—	22.55
Class R6
2008[2]	$35.97	$(0.04)	$(3.15)	$—	$(3.12)	$—	$29.66
2007[3]	29.41	(0.12)	7.02	—	(0.34)	—	35.97
2006[3]	27.78	(0.09)	1.72	—	—	—	29.41
2005[4]	27.94	(0.02)	(0.14)	—	—	—	27.78
2005[5]	24.98	(0.16)	3.17	(0.05)	—	—	27.94
2004[5]	22.85	(0.02)	2.16	(0.01)	—	—	24.98
2003[5]	19.17	—	3.73	(0.05)	—	—	22.85
Class Y
2008[2]	$37.42	$0.04	$(3.29)	$(0.02)	$(3.12)	$—	$31.03
2007[3]	30.48	0.03	7.30	(0.05)	(0.34)	—	37.42
2006[3]	28.64	0.05	1.79	—	—	—	30.48
2005[4]	28.79	(0.01)	(0.14)	—	—	—	28.64
2005[5]	25.63	0.07	3.15	(0.04)	—	(0.02)	28.79
2004[5]	23.38	0.03	2.25	(0.02)	—	(0.01)	25.63
2003[5]	19.59	0.07	3.80	(0.08)	—	—	23.38

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2008 (unaudited). All ratios for the period have been annualized, except per share data.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

70   First American Funds 2008 Semiannual Report

Fund (concluded)

				Ratio of	Ratio of Net
			Ratio of Net	Expenses	Investment
		Ratio of	Investment	to Average	Income (Loss)
	Net Assets	Expenses to	Income (Loss)	Net Assets	to Average	Portfolio
Total	End of	Average	to Average	(Excluding	Net Assets (Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(9.21)%	$82,116	1.19%	0.03%	1.19%	0.03%	51%
24.01	96,514	1.19	(0.15)	1.19	(0.15)	102
6.17	90,285	1.19	(0.07)	1.19	(0.07)	94
(0.57)	104,960	1.21	(0.47)	1.21	(0.47)	6
12.30	107,079	1.17	(0.03)	1.20	(0.06)	103
9.52	112,379	1.15	(0.13)	1.19	(0.17)	113
19.50	93,331	1.15	(0.02)	1.19	(0.06)	83

(9.56)%	$9,606	1.94%	(0.72)%	1.94%	(0.72)%	51%
23.13	11,955	1.94	(0.90)	1.94	(0.90)	102
5.38	13,990	1.94	(0.82)	1.94	(0.82)	94
(0.64)	19,601	1.96	(1.22)	1.96	(1.22)	6
11.47	20,239	1.92	(0.77)	1.95	(0.80)	103
8.69	25,633	1.90	(0.87)	1.94	(0.91)	113
18.58	37,853	1.90	(0.84)	1.94	(0.88)	83

(9.58)%	$7,136	1.94%	(0.72)%	1.94%	(0.72)%	51%
23.09	8,506	1.94	(0.90)	1.94	(0.90)	102
5.38	8,424	1.94	(0.82)	1.94	(0.82)	94
(0.62)	10,739	1.96	(1.22)	1.96	(1.22)	6
11.44	11,147	1.92	(0.78)	1.95	(0.81)	103
8.69	12,811	1.90	(0.87)	1.94	(0.91)	113
18.60	15,365	1.90	(0.81)	1.94	(0.85)	83

(9.32)%	$631	1.44%	(0.24)%	1.44%	(0.24)%	51%
23.70	566	1.44	(0.39)	1.44	(0.39)	102
5.87	558	1.44	(0.32)	1.57	(0.45)	94
(0.57)	290	1.46	(0.72)	1.61	(0.87)	6
12.04	290	1.42	(0.57)	1.60	(0.75)	103
9.38	1	1.15	(0.08)	1.19	(0.12)	113
19.51	15,890	1.15	(0.01)	1.19	(0.05)	83

(9.10)%	$628,814	0.94%	0.28%	0.94%	0.28%	51%
24.32	749,865	0.94	0.11	0.94	0.11	102
6.42	793,853	0.94	0.18	0.94	0.18	94
(0.52)	849,194	0.96	(0.22)	0.96	(0.22)	6
12.58	849,382	0.92	0.26	0.95	0.23	103
9.76	1,188,261	0.90	0.13	0.94	0.09	113
19.78	1,072,174	0.90	0.31	0.94	0.27	83

First American Funds 2008 Semiannual Report   71

Fund (concluded)

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Income (Loss)	Investments	Income	Realized Gains	Period

Large Cap Select Fund[1]
Class A
2008[2]	$17.05	$0.04	$(1.60)	$(0.03)	$(2.20)	$13.26
2007[3]	15.18	0.03	2.12	(0.03)	(0.25)	17.05
2006[3]	14.30	0.06	1.48	(0.06)	(0.60)	15.18
2005[4]	14.47	—	(0.17)	—	—	14.30
2005[5]	12.52	0.06	2.15	(0.06)	(0.20)	14.47
2004[5]	11.45	0.04	1.19	(0.05)	(0.11)	12.52
2003[6]	10.00	0.03	1.46	(0.04)	—	11.45
Class B
2008[2]	$16.69	$(0.01)	$(1.56)	$—	$(2.20)	$12.92
2007[3]	14.94	(0.09)	2.09	—	(0.25)	16.69
2006[3]	14.12	(0.05)	1.48	(0.01)	(0.60)	14.94
2005[4]	14.30	(0.01)	(0.17)	—	—	14.12
2005[5]	12.41	(0.05)	2.15	(0.01)	(0.20)	14.30
2004[5]	11.41	(0.06)	1.18	(0.01)	(0.11)	12.41
2003[6]	10.00	(0.03)	1.45	(0.01)	—	11.41
Class C
2008[2]	$16.69	$(0.01)	$(1.59)	$—	$(2.20)	$12.89
2007[3]	14.95	(0.09)	2.08	—	(0.25)	16.69
2006[3]	14.13	(0.05)	1.48	(0.01)	(0.60)	14.95
2005[4]	14.31	(0.01)	(0.17)	—	—	14.13
2005[5]	12.43	(0.05)	2.14	(0.01)	(0.20)	14.31
2004[5]	11.42	(0.06)	1.19	(0.01)	(0.11)	12.43
2003[6]	10.00	(0.02)	1.45	(0.01)	—	11.42
Class R7
2008[2]	$16.97	$0.02	$(1.58)	$(0.02)	$(2.20)	$13.19
2007[3]	15.12	—	2.11	(0.01)	(0.25)	16.97
2006[3]	14.26	0.01	1.49	(0.04)	(0.60)	15.12
2005[4]	14.43	(0.01)	(0.16)	—	—	14.26
2005[5]	12.49	0.02	2.15	(0.03)	(0.20)	14.43
2004[5]	11.44	0.02	1.18	(0.04)	(0.11)	12.49
2003[6]	10.00	0.03	1.44	(0.03)	—	11.44
Class Y
2008[2]	$17.10	$0.05	$(1.59)	$(0.05)	$(2.20)	$13.31
2007[3]	15.22	0.07	2.13	(0.07)	(0.25)	17.10
2006[3]	14.33	0.10	1.49	(0.10)	(0.60)	15.22
2005[4]	14.49	—	(0.16)	—	—	14.33
2005[5]	12.53	0.09	2.16	(0.09)	(0.20)	14.49
2004[5]	11.45	0.07	1.19	(0.07)	(0.11)	12.53
2003[6]	10.00	0.05	1.45	(0.05)	—	11.45

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2008 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated

[4]	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Commenced operations on January 31, 2003. All ratios for the period have been annualized, except total return and portfolio turnover.

[7]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[8]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

72   First American Funds 2008 Semiannual Report

Fund (concluded)

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[8]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(9.69)%	$6,338	1.21%	0.54%	1.21%	0.54%	94%
14.36	7,998	1.19	0.20	1.19	0.20	138
11.07	7,152	1.20	0.41	1.20	0.41	112
(1.17)	5,682	1.19	(0.20)	1.19	(0.20)	8
17.83	5,299	1.17	0.41	1.22	0.36	176
10.82	714	1.15	0.30	1.21	0.24	67
14.91	215	1.15	0.42	1.24	0.33	65

(10.01)%	$512	1.96%	(0.21)%	1.96%	(0.21)%	94%
13.52	664	1.94	(0.55)	1.94	(0.55)	138
10.32	643	1.95	(0.34)	1.95	(0.34)	112
(1.26)	573	1.94	(0.95)	1.94	(0.95)	8
17.02	567	1.92	(0.36)	1.97	(0.41)	176
9.89	270	1.90	(0.44)	1.96	(0.50)	67
14.18	113	1.90	(0.35)	1.99	(0.44)	65

(10.22)%	$269	1.96%	(0.21)%	1.96%	(0.21)%	94%
13.45	325	1.94	(0.57)	1.94	(0.57)	138
10.36	248	1.95	(0.35)	1.95	(0.35)	112
(1.26)	180	1.94	(0.95)	1.94	(0.95)	8
16.91	182	1.92	(0.35)	1.97	(0.40)	176
9.98	59	1.90	(0.45)	1.96	(0.51)	67
14.27	26	1.90	(0.32)	1.99	(0.41)	65

(9.79)%	$31	1.45%	0.29%	1.45%	0.29%	94%
14.09	37	1.44	0.02	1.44	0.02	138
10.79	118	1.45	0.08	1.57	(0.04)	112
(1.18)	2	1.44	(0.45)	1.59	(0.60)	8
17.54	2	1.42	0.14	1.62	(0.06)	176
10.60	1	1.32	0.18	1.38	0.12	67
14.76	1	1.15	0.39	1.24	0.30	65

(9.54)%	$354,577	0.96%	0.79%	0.96%	0.79%	94%
14.65	449,201	0.94	0.45	0.94	0.45	138
11.37	476,154	0.95	0.66	0.95	0.66	112
(1.10)	341,061	0.94	0.05	0.94	0.05	8
18.14	329,656	0.92	0.67	0.97	0.62	176
11.10	291,807	0.90	0.57	0.96	0.51	67
15.02	126,391	0.90	0.71	0.99	0.62	65

First American Funds 2008 Semiannual Report   73

Fund (concluded)

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Income (Loss)	Investments	Income	Realized Gains	Period

Large Cap Value Fund[1]
Class A
2008[2]	$22.61	$0.12	$(1.65)	$(0.11)	$(2.80)	$18.17
2007[3]	22.12	0.23	2.19	(0.24)	(1.69)	22.61
2006[3]	19.56	0.21	3.19	(0.21)	(0.63)	22.12
2005[4]	20.06	—	(0.50)	—	—	19.56
2005[5]	17.21	0.17	2.85	(0.17)	—	20.06
2004[5]	14.97	0.15	2.24	(0.15)	—	17.21
2003[5]	12.77	0.18	2.20	(0.18)	—	14.97
Class B
2008[2]	$21.92	$0.04	$(1.59)	$(0.04)	$(2.80)	$17.53
2007[3]	21.54	0.07	2.12	(0.12)	(1.69)	21.92
2006[3]	19.12	0.06	3.11	(0.12)	(0.63)	21.54
2005[4]	19.62	(0.01)	(0.49)	—	—	19.12
2005[5]	16.87	0.03	2.78	(0.06)	—	19.62
2004[5]	14.70	0.03	2.20	(0.06)	—	16.87
2003[5]	12.55	0.08	2.15	(0.08)	—	14.70
Class C
2008[2]	$22.21	$0.04	$(1.60)	$(0.04)	$(2.80)	$17.81
2007[3]	21.81	0.07	2.14	(0.12)	(1.69)	22.21
2006[3]	19.35	0.06	3.15	(0.12)	(0.63)	21.81
2005[4]	19.85	(0.01)	(0.49)	—	—	19.35
2005[5]	17.07	0.03	2.81	(0.06)	—	19.85
2004[5]	14.87	0.03	2.23	(0.06)	—	17.07
2003[5]	12.70	0.08	2.17	(0.08)	—	14.87
Class R6
2008[2]	$22.57	$0.09	$(1.63)	$(0.09)	$(2.80)	$18.14
2007[3]	22.10	0.17	2.17	(0.18)	(1.69)	22.57
2006[3]	19.55	0.12	3.23	(0.17)	(0.63)	22.10
2005[4]	20.06	(0.01)	(0.50)	—	—	19.55
2005[5]	17.22	0.12	2.85	(0.13)	—	20.06
2004[5]	14.96	0.17	2.23	(0.14)	—	17.22
2003[5]	12.77	0.18	2.19	(0.18)	—	14.96
Class Y
2008[2]	$22.69	$0.14	$(1.65)	$(0.13)	$(2.80)	$18.25
2007[3]	22.19	0.29	2.18	(0.28)	(1.69)	22.69
2006[3]	19.62	0.26	3.21	(0.27)	(0.63)	22.19
2005[4]	20.12	—	(0.50)	—	—	19.62
2005[5]	17.26	0.22	2.86	(0.22)	—	20.12
2004[5]	15.01	0.20	2.24	(0.19)	—	17.26
2003[5]	12.80	0.22	2.20	(0.21)	—	15.01

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2008 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

74   First American Funds 2008 Semiannual Report

Fund (concluded)

				Ratio of	Ratio of Net
			Ratio of Net	Expenses	Investment
		Ratio of	Investment	to Average	Income (Loss)
	Net Assets	Expenses to	Income (Loss)	Net Assets	to Average	Portfolio
Total	End of	Average	to Average	(Excluding	Net Assets (Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(7.15)%	$95,805	1.19%	1.24%	1.19%	1.24%	42%
11.60	113,223	1.17	1.05	1.17	1.05	81
17.93	115,438	1.19	1.05	1.19	1.05	55
(2.48)	118,443	1.21	(0.17)	1.21	(0.17)	2
17.62	121,809	1.17	0.90	1.20	0.87	61
16.01	113,683	1.15	0.91	1.19	0.87	104
18.71	88,024	1.15	1.30	1.20	1.25	94

(7.49)%	$6,151	1.94%	0.49%	1.94%	0.49%	42%
10.76	7,973	1.92	0.31	1.92	0.31	81
17.04	9,815	1.94	0.32	1.94	0.32	55
(2.55)	13,826	1.96	(0.92)	1.96	(0.92)	2
16.70	14,876	1.92	0.15	1.95	0.12	61
15.19	21,829	1.90	0.19	1.94	0.15	104
17.83	30,987	1.90	0.56	1.95	0.51	94

(7.43)%	$4,010	1.94%	0.49%	1.94%	0.49%	42%
10.71	4,587	1.92	0.31	1.92	0.31	81
17.05	5,174	1.94	0.30	1.94	0.30	55
(2.52)	5,399	1.96	(0.92)	1.96	(0.92)	2
16.75	5,710	1.92	0.15	1.95	0.12	61
15.21	6,344	1.90	0.18	1.94	0.14	104
17.76	6,844	1.90	0.56	1.95	0.51	94

(7.23)%	$177	1.44%	0.99%	1.44%	0.99%	42%
11.25	188	1.42	0.78	1.42	0.78	81
17.63	164	1.44	0.58	1.55	0.47	55
(2.54)	7	1.46	(0.42)	1.61	(0.57)	2
17.34	7	1.42	0.61	1.60	0.43	61
16.05	1	1.15	1.00	1.19	0.96	104
18.63	23,845	1.15	1.30	1.20	1.25	94

(7.00)%	$600,134	0.94%	1.49%	0.94%	1.49%	42%
11.83	726,512	0.92	1.30	0.92	1.30	81
18.23	825,633	0.94	1.29	0.94	1.29	55
(2.47)	740,511	0.96	0.08	0.96	0.08	2
17.92	764,679	0.92	1.17	0.95	1.14	61
16.31	1,021,197	0.90	1.17	0.94	1.13	104
19.04	874,267	0.90	1.55	0.95	1.50	94

First American Funds 2008 Semiannual Report   75

Fund (concluded)

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Fund (concluded)

Balanced Fund
DESCRIPTIONS	SHARES	VALUE

Common Stocks – 46.0%
Consumer Discretionary – 6.1%
1-800-Flowers.com, Class A (a)	11,530	$102
Abercrombie & Fitch, Class A (b)	23,755	1,765
Aeropostale (a) (b)	1,916	61
Aftermarket Technology (a)	5,658	130
Autoliv	29,833	1,827
Burger King Holdings	49,373	1,378
Cato, Class A (b)	1,229	21
Christopher & Banks (b)	9,509	113
Coinstar (a) (b)	4,750	151
Cooper Tire & Rubber (b)	7,149	94
FGX International Holdings Limited (a)	2,076	27
Interface, Class A	9,995	128
Journal Communications, Class A	4,937	28
Kohl’s (a) (b)	44,801	2,189
Macy’s (b)	50,490	1,277
McCormick & Schmick’s Seafood Restaurants (a)	4,300	52
Omnicom Group	45,990	2,196
P.F. Chang’s China Bistro (a) (b)	2,503	78
Scientific Games, Class A (a) (b)	4,087	115
Skechers U.S.A., Class A (a) (b)	7,545	178
Stanley Works (b)	30,564	1,474
Texas Roadhouse, Class A (a) (b)	6,141	72
Tiffany & Company (b)	26,309	1,145
WMS Industries (a) (b)	56,582	2,048

		16,649

Consumer Staples – 1.8%
CVS Caremark	61,372	2,478
Hain Celestial Group (a) (b)	6,496	160
PepsiCo	33,877	2,322

		4,960

Energy – 6.1%
Apache (b)	20,560	2,769
Atwood Oceanics (a) (b)	449	45
Cameron International (a) (b)	33,959	1,672
Canadian Oil Sands Trust (a)	3,932	177
Chevron	20,576	1,978
Comstock Resources (a) (b)	3,906	178
Edge Petroleum (a) (b)	11,792	62
Exxon Mobil	16,800	1,564
GMX Resources (a) (b) (c)	4,390	159
Harvest Energy Trust (b)	4,000	89
Occidental Petroleum	35,684	2,969
Oceaneering International (a)	1,128	75
Patterson-UTI Energy (b)	5,288	148
Penn Virginia (b)	1,908	100
Penn West Energy Trust	8,656	261
TETRA Technologies (a) (b)	7,562	123
Ultra Petroleum (a) (b)	14,464	1,201
Weatherford International (a)	17,697	1,428
Williams	46,517	1,651

		16,649

Financials – 10.2%
Affiliated Managers Group (a) (b)	22,919	2,277
American International Group (b)	66,414	3,068
Annaly Capital Management – REIT (b)	68,912	1,155
Assurant	19,718	1,282
Astoria Financial (b)	3,323	79
BioMed Realty Trust (b)	5,237	136
Boston Properties – REIT (b)	9,510	956
CME Group (b)	2,855	1,306
Columbia Banking System	401	11
Cullen/Frost Bankers (b)	3,034	169
Delphi Financial Group, Class A	1,643	45
Digital Realty Trust – REIT (b)	2,761	107
Dime Community Bancshares	7,749	145
East West Bancorp	2,545	36
GFI Group	2,416	28
Goldman Sachs Group	21,118	4,041
Independent Bank	2,880	84
Invesco (b)	65,218	1,673
JPMorgan Chase	51,334	2,446
Kite Realty Group Trust – REIT (b)	3,366	46
Knight Capital Group, Class A (a) (b)	10,365	194
LaSalle Hotel Properties – REIT	2,820	90
Lehman Brothers Holdings (b)	37,723	1,669
M&T Bank (b)	13,227	1,233
National Financial Partners (b)	2,581	69
Platinum Underwriters Holdings	3,824	137
South Financial Group (b)	8,319	50
TD Ameritrade (a)	74,133	1,342
Umpqua Holdings (b)	2,686	40
Wachovia (b)	55,153	1,608
Wells Fargo (b)	36,826	1,096
Zions Bancorporation	23,152	1,073

		27,691

Healthcare – 5.7%
Abbott Laboratories	37,589	1,983
AngioDynamics (a)	5,022	74
Arena Pharmaceuticals (a) (b)	5,645	32
Array BioPharma (a) (b)	7,106	44
Baxter International	29,503	1,839
BioMarin Pharmaceutical (a) (b)	2,311	84
Bristol-Myers Squibb	85,047	1,868
Dexcom (a) (b)	11,173	86
eResearchTechnology (a)	5,171	63
Exelixis (a) (b)	7,250	55
Gilead Sciences (a) (b)	33,969	1,758
Hologic (a)	3,292	96
ICU Medical (a) (b)	3,928	99
Immucor (a) (b)	2,216	60
Intuitive Surgical (a) (b)	6,335	1,832
K-V Pharmaceutical, Class A (a) (b)	7,781	190
Magellan Health Services (a)	3,748	145
Medtronic	35,356	1,721
Merck	38,316	1,458
Myriad Genetics (a) (b)	872	36
Onyx Pharmaceuticals (a) (b)	436	15
OSI Pharmaceuticals (a) (b)	532	18
Pediatrix Medical Group (a)	3,230	220
Senomyx (a) (b)	8,018	48
SonoSite (a) (b)	6,765	216
Thermo Fisher Scientific (a)	24,450	1,415
TranS1 (a) (b)	5,115	67

		15,522

Industrials – 4.1%
Advisory Board (a) (b)	1,160	54
AMETEK	2,590	126
BE Aerospace (a)	3,633	147
Columbus McKinnon (a) (b)	1,490	42
Con-way	2,386	110
Emerson Electric (b)	29,862	1,561
ESCO Technologies (a) (b)	5,009	233
Forward Air (b)	2,189	75
Illinois Tool Works	24,450	1,279

The accompanying notes are an integral part of the financial statements.

76   First American Funds 2008 Semiannual Report

Fund (concluded)

Fund (concluded)

Balanced Fund (continued)
DESCRIPTIONS	SHARES	VALUE

Ladish (a) (b)	859	$26
MasTec (a)	16,699	137
Nordson (b)	1,613	95
Raytheon (b)	24,423	1,562
RBC Bearings (a) (b)	1,733	69
Regal-Beloit	970	36
Republic Services	36,655	1,165
SPX	20,118	2,475
Timken (b)	2,500	90
Waste Connections (a) (b)	2,125	68
Werner Enterprises (b)	95,646	1,860

		11,210

Information Technology – 11.1%
Accenture, Class A (b)	38,912	1,461
ADC Telecommunications (a) (b)	5,890	83
Advanced Analogic Technologies (a) (b)	18,890	131
Apple (a)	15,698	2,731
AudioCodes (a)	5,296	22
BMC Software (a)	40,012	1,391
Cisco Systems (a)	198,595	5,092
Cognex	2,136	54
Corning	43,990	1,175
Data Domain (a) (b)	1,906	41
Digital River (a) (b)	3,601	118
Emulex (a) (b)	9,251	121
F5 Networks (a) (b)	4,375	99
Foundry Networks (a) (b)	5,716	73
Greenfield Online (a) (b)	9,697	111
Harris Stratex Networks, Class A (a) (b)	1,042	10
Hewlett-Packard	70,041	3,246
Intel	51,252	1,141
Intersil, Class A	64,950	1,735
Ixia (a) (b)	2,819	20
Lam Research (a) (b)	18,971	775
MasterCard, Class A (b)	3,909	1,087
Microsoft	119,202	3,400
Oracle (a)	108,695	2,266
Orbotech (a)	4,605	81
Photronics (a) (b)	12,827	136
Plexus (a) (b)	3,291	79
Polycom (a) (b)	4,525	101
Progress Software (a) (b)	5,118	155
Research In Motion (a) (b)	11,982	1,457
Silicon Laboratories (a) (b)	3,023	102
Synaptics (a) (b)	3,126	106
Tessera Technologies (a) (b)	5,301	107
Texas Instruments	42,266	1,233
TTM Technologies (a) (b)	7,502	100
Veeco Instruments (a)	2,341	44

		30,084

Materials – 0.2%
Albemarle (b)	2,441	91
AptarGroup	2,032	90
Schnitzer Steel Industries, Class A (b)	764	67
Terra Industries (a) (b)	3,716	141
Texas Industries	1,438	111

		500

Telecommunication Services – 0.7%
American Tower, Class A (a)	42,113	1,829
Cogent Communications Group (a) (b)	1,323	28
General Communication, Class A (a)	5,038	31

		1,888

Utilities – 0.0%
NSTAR	1,626	52

Total Common Stocks
(Cost $117,545)		125,205

Investment Companies – 2.7%
iShares MSCI EAFE Index Fund	83,400	6,322
iShares MSCI Emerging Markets Index Fund (b)	7,800	1,144

Total Investment Companies
(Cost $5,255)		7,466

Corporate Bonds – 19.0%
Banking – 3.7%
Bank of America
5.750%, 12/01/2017 (b)	$795	810
8.000%, 12/29/2049 (b) (d)	665	676
Citigroup
6.125%, 11/21/2017	625	634
6.875%, 03/05/2038	350	362
8.400%, 04/29/2049 (d)	1,085	1,098
Citigroup Capital XXI
8.300%, 12/21/2057 (d)	955	975
Fifth Third Bancorp
6.250%, 05/01/2013	445	449
JPMorgan Chase
5.150%, 10/01/2015	440	440
6.000%, 01/15/2018	400	415
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2036	570	517
Lloyds TSB Group
6.267%, 12/31/2049 (d) (e)	340	283
National City Preferred Capital Trust I
12.000%, 12/29/2049 (d)	300	296
UBS Preferred Funding Trust V
6.243%, 05/29/2049 (d)	545	477
Wachovia
5.750%, 02/01/2018 (b)	535	533
7.980%, 02/28/2049 (d)	730	718
Washington Mutual Preferred IV
9.750%, 10/29/2049 (d) (e)	400	348
Wells Fargo
5.625%, 12/11/2017	750	773
Wells Fargo Capital X
5.950%, 12/15/2036	230	205

		10,009

Basic Industry – 1.0%
Celulosa Arauco y Constitucion
5.625%, 04/20/2015	345	340
Evraz Group
8.250%, 11/10/2015 (e)	190	185
FMG Finance
10.000%, 09/01/2013 (e)	195	210
Freeport-McMoRan Copper & Gold
8.375%, 04/01/2017	350	387
Georgia-Pacific
7.125%, 01/15/2017 (b) (e)	190	188
Griffin Coal Mining
9.500%, 12/01/2016 (e)	200	157
Noble Group Limited
6.625%, 03/17/2015 (e)	255	230
Southern Copper
7.500%, 07/27/2035	190	201
Teck Cominco Limited
6.125%, 10/01/2035	280	243

First American Funds 2008 Semiannual Report   77

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Fund (concluded)

Fund (concluded)

Balanced Fund (continued)
DESCRIPTIONS	PAR	VALUE

U.S. Steel
7.000%, 02/01/2018	$335	$338
Vale Overseas
6.250%, 01/11/2016	175	179

		2,658

Brokerage – 2.3%
Bear Stearns
7.250%, 02/01/2018	635	694
Goldman Sachs Capital II
5.793%, 12/29/2049 (d)	1,015	766
Goldman Sachs Group
6.150%, 04/01/2018 (b)	450	455
6.750%, 10/01/2037 (b)	780	764
Lehman Brothers Holdings
6.500%, 07/19/2017	365	359
Series MTN
5.625%, 01/24/2013	485	478
Merrill Lynch
5.450%, 02/05/2013	305	297
6.050%, 05/16/2016	840	806
Morgan Stanley
5.375%, 10/15/2015 (b)	440	423
Series MTN
6.625%, 04/01/2018 (b)	1,250	1,296

		6,338

Capital Goods – 0.1%
Siemens Financiering
6.125%, 08/17/2026 (e)	225	219

Communications – 1.4%
AT&T
5.500%, 02/01/2018 (b)	430	430
6.300%, 01/15/2038	195	195
British Sky Broadcasting
6.100%, 02/15/2018 (e)	510	519
British Telecom
5.950%, 01/15/2018	450	451
Comcast
6.300%, 11/15/2017	525	545
Embarq
7.082%, 06/01/2016	215	213
Idearc
8.000%, 11/15/2016	260	169
Intelsat
8.625%, 01/15/2015	200	202
News America
6.650%, 11/15/2037	315	326
Verizon Communications
6.900%, 04/15/2038	475	514
Vimpelcom
8.250%, 05/23/2016 (e)	230	225

		3,789

Consumer Cyclical – 1.1%
CVS Caremark
6.302%, 06/01/2037 (d)	340	291
Duty Free International
7.000%, 01/15/2004 (c) (f) (g)	588	—
Galaxy Entertainment
9.875%, 12/15/2012 (b) (e)	175	177
Home Depot
5.875%, 12/16/2036	270	226
Lippo Karwaci Finance
8.875%, 03/09/2011	175	162
McDonald’s
Series MTN
5.350%, 03/01/2018 (b)	370	375
Rite Aid
7.500%, 03/01/2017 (b)	160	148
Shimao Property Holdings
8.000%, 12/01/2016 (e)	205	168
Target
7.000%, 01/15/2038	450	483
Viacom
6.875%, 04/30/2036	365	366
Wal-Mart Stores
6.200%, 04/15/2038 (b)	260	265
Whirlpool
Series MTN
5.500%, 03/01/2013	435	432

		3,093

Consumer Non Cyclical – 1.0%
AmerisourceBergen
5.625%, 09/15/2012	500	499
Cardinal Health
6.750%, 02/15/2011	325	339
Constellation Brands
7.250%, 05/15/2017	300	302
Covidien International
6.550%, 10/15/2037 (e)	435	445
Fisher Scientific International
6.750%, 08/15/2014	220	226
Kraft Foods
6.500%, 08/11/2017 (b)	600	628
UnitedHealth Group
6.875%, 02/15/2038	295	288

		2,727

Electric – 0.9%
Dynegy Holdings
7.750%, 06/01/2019	305	303
Energy Future Holdings
10.875%, 11/01/2017 (e)	205	218
ISA Capital Brasil
8.800%, 01/30/2017 (e)	180	192
MidAmerican Energy Holdings
6.125%, 04/01/2036	465	465
Ohio Power
Series K
6.000%, 06/01/2016	275	279
Oncor Electric Delivery
7.000%, 05/01/2032	225	218
Pacific Gas & Electric
6.050%, 03/01/2034	230	229
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 (e)	370	375
Virginia Electric Power
5.950%, 09/15/2017	240	247

		2,526

Energy – 1.7%
Canadian National Resources
5.900%, 02/01/2018	620	630
Encana
6.500%, 02/01/2038	445	456
Lukoil International Finance
6.356%, 06/07/2017 (e)	120	111
6.656%, 06/07/2022 (b) (e)	460	407
Marathon Oil
5.900%, 03/15/2018	445	450

The accompanying notes are an integral part of the financial statements.

78   First American Funds 2008 Semiannual Report

Fund (concluded)

Fund (concluded)

Balanced Fund (continued)
DESCRIPTIONS	PAR	VALUE

Mariner Energy
7.500%, 04/15/2013	$270	$267
Nexen
6.400%, 05/15/2037	310	303
Pioneer Natural Resource
6.650%, 03/15/2017	290	285
Tengizcheveroil Finance
6.124%, 11/15/2014 (e)	370	353
Tesoro
6.625%, 11/01/2015	375	353
TNK-BP Finance
6.625%, 03/20/2017 (e)	150	136
7.875%, 03/13/2018 (e)	230	228
Weatherford International
7.000%, 03/15/2038	145	156
Whiting Petroleum
7.000%, 02/01/2014	295	296
XTO Energy
6.375%, 06/15/2038	205	207

		4,638

Finance – 1.1%
American Express
7.000%, 03/19/2018	345	371
Capital One Financial
6.150%, 09/01/2016	400	363
CIT Group
5.650%, 02/13/2017	110	91
General Electric Capital
5.625%, 05/01/2018	525	530
ILFC E-Capital Trust I
5.900%, 12/21/2065 (d) (e)	405	321
International Lease Finance
6.375%, 03/25/2013	205	208
Janus Capital Group
6.700%, 06/15/2017	305	291
SLM
Series MTN
5.400%, 10/25/2011	350	310
Transcapitalinvest
5.670%, 03/05/2014 (e)	640	607

		3,092

Insurance – 1.0%
Allied World Assurance
7.500%, 08/01/2016 (b)	565	565
AXA
6.463%, 12/31/2049 (d) (e)	315	261
Liberty Mutual Group
7.000%, 03/07/2037 (d) (e)	235	216
MBIA Insurance
14.000%, 01/15/2033 (d) (e)	290	265
MetLife Capital Trust IV
7.875%, 12/15/2037 (e)	330	326
Unumprovident
5.997%, 05/15/2008	335	335
ZFS Finance USA Trust V
6.500%, 05/09/2037 (d) (e)	755	665

		2,633

Natural Gas – 0.5%
Enterprise Products
8.375%, 08/01/2066	180	179
Kinder Morgan Energy Partners
Series MTN
6.950%, 01/15/2038	290	294
NGPL Pipeco
7.119%, 12/15/2017 (e)	230	241
Southern Union
7.200%, 11/01/2066 (d)	155	127
Transocean
6.000%, 03/15/2018	175	181
Transport De Gas Del Sur
7.875%, 05/14/2017 (e)	235	179

		1,201

Real Estate – 0.4%
Health Care Properties – REIT
Series MTN
6.300%, 09/15/2016	710	629
Prologis 2006 – REIT
5.750%, 04/01/2016	600	565

		1,194

Sovereign – 0.9%
U.K. Government Treasury
5.250%, 06/07/2012 (h)	GBP 1,200	2,459

Technology – 1.4%
Celestica
7.875%, 07/01/2011 (b)	$295	297
Chartered Semiconductor
6.375%, 08/03/2015	250	251
Computer Sciences
6.500%, 03/15/2018 (e)	340	351
First Data
9.875%, 09/24/2015 (e)	405	369
IBM
5.700%, 09/14/2017	335	349
Jabil Circuit
5.875%, 07/15/2010	680	668
LG Electronics
5.000%, 06/17/2010 (e)	340	337
National Semiconductor
6.600%, 06/15/2017	475	476
NXP BV/NXP Funding
9.500%, 10/15/2015 (b)	180	174
Oracle
6.500%, 04/15/2038	220	227
Seagate Technology
6.375%, 10/01/2011	290	285

		3,784

Transportation – 0.4%
BLT Finance BV
7.500%, 05/15/2014 (e)	235	172
CSX
5.600%, 05/01/2017	525	503
Erac USA Finance
6.375%, 10/15/2017 (e)	265	239
Ultrapetrol
9.000%, 11/24/2014	145	133

		1,047

Water – 0.1%
American Water Capital
6.085%, 10/15/2017 (e)	260	259

Total Corporate Bonds
(Cost $52,684)		51,666

First American Funds 2008 Semiannual Report   79

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Fund (concluded)

Fund (concluded)

Balanced Fund (continued)
DESCRIPTIONS	PAR	VALUE

Asset-Backed Securities – 9.4%
Automotive – 0.5%
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	$470	$474
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 (e)	935	836

		1,310

Credit Cards – 0.6%
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%, 07/15/2020	530	522
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	805	822
Discover Card Master Trust
Series 2007-A1, Class A1
5.650%, 03/16/2020	275	266

		1,610

Home Equity – 0.0%
Saxon Asset Securities Trust
Series 2004-1, Class A
3.139%, 03/25/2035 (d)	4	3

Other – 7.9%
Banc of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041	710	697
Series 2006-2, Class A4
5.930%, 05/10/2045 (d)	340	343
Bear Stearns Commercial Mortgage Securities
Series 2007-T28, Class D
6.177%, 09/11/2042 (d) (e)	270	173
Series 2007-PW18, Class AJ
6.413%, 06/11/2050	295	250
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.095%, 12/10/2049 (d)	355	298
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	230	227
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (e)	585	587
Series 2004-RS1, Class A
4.018%, 03/03/2041 (c) (e)	414	409
Series 2005-LP5, Class A2
4.630%, 05/10/2043	911	907
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 (e)	630	610
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	725	725
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 (e)	750	735
GMAC Commercial Mortgage Securities
Series 2005-C1, Class A2
4.471%, 05/10/2043	1,183	1,175
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	1,525	1,503
Series 2005-GG5, Class A2
5.117%, 04/10/2037	1,600	1,606
Series 2007-GG11, Class AJ
6.207%, 12/10/2049 (d)	725	607
GS Mortgage Securities II
Series 2006-GG8, Class A2
5.479%, 11/10/2039	1,500	1,502
Series 2007-GG10, Class A4
5.993%, 08/10/2045 (d)	2,065	2,062
Series 2006-RR2, Class A1
5.811%, 06/23/2046 (c) (d) (e)	360	266
Series 2006-RR3, Class A1S
5.760%, 07/18/2056 (c) (d) (e)	600	352
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.500%, 12/15/2044 (d)	245	217
Series 2007-CB20, Class AJ
6.303%, 02/12/2051 (d)	635	535
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027	454	454
Series 2005-C7, Class A2
5.103%, 11/15/2030	800	803
Series 2008-C1, Class AJ
6.150%, 04/15/2041	200	166
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.302%, 07/12/2038 (d)	265	221
Series 2005-LC1, Class AM
5.442%, 01/12/2044 (d)	490	475
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
6.156%, 08/12/2049 (d)	645	646
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 (d)	115	101
Series 2005-HQ6, Class C
5.172%, 08/13/2042 (d)	110	94
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	1,025	1,066
Small Business Administration
Series 2006-P10B, Class 1
5.681%, 08/10/2016	1,115	1,140
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ
6.147%, 05/15/2046 (d)	430	358
Series 2007-C33, Class AJ
6.100%, 02/15/2051 (d)	420	350

		21,660

Utilities – 0.4%
PG & E Energy Recovery Funding
Series 2005-2, Class A2
5.030%, 03/25/2014	1,050	1,066

Total Asset-Backed Securities
(Cost $26,253)		25,649

U.S. Government Agency Mortgage-Backed Securities – 8.5%
Adjustable Rate (d) – 0.8%
Federal Home Loan Mortgage Corporation Pool
7.400%, 01/01/2028, #786281	113	115
5.771%, 07/01/2036, #1K1238 (b)	878	899

The accompanying notes are an integral part of the financial statements.

80   First American Funds 2008 Semiannual Report

Fund (concluded)

Fund (concluded)

Balanced Fund (continued)
DESCRIPTIONS	PAR	VALUE

Federal National Mortgage Association Pool
6.164%, 04/01/2018, #070009	$31	$32
6.457%, 09/01/2033, #725553 (b)	515	522
5.270%, 11/01/2034, #735054 (b)	697	700

		2,268

Fixed Rate – 7.7%
Federal Home Loan Mortgage Corporation Pool
5.500%, 03/01/2013, #E00546	69	71
4.500%, 05/01/2018, #P10032 (b)	337	340
6.500%, 11/01/2028, #C00676	392	410
7.000%, 12/01/2029, #G01091	74	78
6.500%, 07/01/2031, #A17212 (b)	252	263
6.000%, 05/01/2032, #C01361	91	94
7.000%, 08/01/2037, #H09059 (b)	835	870
Federal National Mortgage Association Pool
6.000%, 09/01/2017, #653368	166	171
4.500%, 06/01/2019, #045181	278	277
6.000%, 10/01/2022, #254513 (b)	354	365
5.500%, 12/01/2024, #357662	675	685
5.500%, 02/01/2025, #255628 (b)	743	754
6.000%, 08/01/2027, #256852 (b)	794	814
7.000%, 04/01/2029, #323681	78	83
6.500%, 12/01/2031, #254169 (b)	259	268
6.000%, 04/01/2032, #745101 (b)	714	735
6.500%, 05/01/2032, #640032	626	651
7.000%, 07/01/2032, #545815	142	151
6.000%, 09/01/2032, #254447 (b)	296	305
6.000%, 01/01/2033, #676647	495	509
5.500%, 04/01/2033, #694605 (b)	863	870
5.500%, 06/01/2033, #843435 (b)	384	387
5.500%, 07/01/2033, #728667 (b)	427	431
5.500%, 08/01/2033, #733380 (b)	957	966
5.000%, 09/01/2033, #713735	196	193
5.500%, 10/01/2033, #555800 (b)	1,008	1,017
6.000%, 11/01/2033, #772130	155	159
6.000%, 11/01/2033, #772256	176	181
5.500%, 12/01/2033, #756202	622	628
5.000%, 03/01/2034, #725205 (b)	787	776
5.000%, 03/01/2034, #725250 (b)	711	700
5.500%, 04/01/2034, #725424 (b)	364	368
5.500%, 05/01/2034, #357571	686	692
5.000%, 06/01/2034, #782909	346	341
6.500%, 06/01/2034, #735273 (b)	607	632
6.500%, 04/01/2036, #852909 (b)	571	592
6.500%, 07/01/2036, #831683 (b)	549	569
6.000%, 08/01/2036, #885536 (b)	1,374	1,407
6.500%, 08/01/2036, #893318 (b)	482	499
5.500%, 01/01/2037, #906059 (b)	907	913
6.000%, 09/01/2037, #256890 (b)	557	565
Government National Mortgage Association Pool
6.500%, 10/20/2010, #002108	3	3
7.500%, 06/15/2027, #447728	6	6
7.500%, 09/15/2027, #455516	6	7
7.000%, 04/15/2029, #506639	145	155

		20,951

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $22,988)		23,219

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 8.4%
Adjustable Rate (d) – 3.4%
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class HAII
5.346%, 10/25/2034	2,004	1,684
Series 2005-7, Class 2A1A
4.862%, 09/25/2035	590	545
Countrywide Home Loans
Series 2006-HYB5, Class 3A1A
5.964%, 09/20/2036	1,243	1,004
GMAC Mortgage Corporation Loan Trust
Series 2003-AR2, Class 4A1
4.730%, 12/19/2033	693	637
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
3.020%, 07/19/2047	1,068	819
JPMorgan Mortgage Trust
Series 2004-A1, Class 3A1
4.992%, 02/25/2034	1,080	1,021
Series 2006-A7, Class 3A4
5.944%, 01/25/2037	458	330
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.868%, 08/25/2036	934	853
Structured Mortgage Loan Trust
Series 2004-11, Class A
7.195%, 08/25/2034	34	34
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.940%, 10/20/2035	434	417
Washington Mutual
Series 2004-AR7, Class A6
3.941%, 07/25/2034	775	767
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
6.387%, 02/25/2033	137	137
Series 2004-N, Class A3
4.104%, 08/25/2034	25	25
Series 2006-AR1, Class 2A2
5.551%, 03/25/2036	891	869

		9,142

Fixed Rate – 5.0%
ABN AMRO Mortgage
Series 2003-7, Class A1
4.750%, 07/25/2018	688	678
Banc of America Mortgage Securities
Series 2003-6, Class 1A30
4.750%, 08/25/2033	585	573
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	368	356
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	246	236
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	284	262
Series 2006-19CB, Class A15
6.000%, 08/25/2036	367	355
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037	1,230	1,234

First American Funds 2008 Semiannual Report   81

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Fund (concluded)

Fund (concluded)

Balanced Fund (continued)
DESCRIPTIONS	PAR	VALUE

Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020	$512	$499
Deutsche Alt-A Securities
Series 2006-AR5, Class 22A
5.500%, 10/25/2021	706	646
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	488	495
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.969%, 03/25/2043	841	677
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019	359	358
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	236	223
Master Asset Securitization Trust
Series 2003-6, Class 3A1
5.000%, 07/25/2018	551	541
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.206%, 11/25/2034	313	286
Residential Accredit Loans
Series 2006-QS4, Class A9
6.000%, 04/25/2036	1,160	1,034
Residential Asset Mortgage Products
Series 2004-SL4, Class A3
6.500%, 07/25/2032	227	216
Residential Funding Mortgage Securities I
Series 2004-S9, Class 2A1
4.750%, 12/25/2019	760	757
Washington Mutual
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	592	572
Washington Mutual Mortgage Pass-Through Trust
Series 2007-2, Class 3A1
5.500%, 04/25/2022	622	610
Washington Mutual MSC Mortgage Pass-Through Trust
Series 2004-RA3, Class 2A
6.352%, 08/25/2038	357	357
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Class A1
4.750%, 12/25/2018	477	463
Series 2004-7, Class 2A2
5.000%, 07/25/2019	1,309	1,289
Series 2007-13, Class A8
6.000%, 09/25/2037	995	957
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 (c)	1	1

		13,675

Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities
(Cost $24,193)		22,817

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 1.3%
Fixed Rate – 1.3%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011 (b)	473	488
Series 85, Class C
8.600%, 01/15/2021	68	73
Series 1136, Class H
6.000%, 09/15/2021	47	48
Federal National Mortgage Association
Series 1989-2, Class D
8.800%, 01/25/2019	4	5
Series 1989-37, Class G
8.000%, 07/25/2019	68	74
Series 1990-30, Class E
6.500%, 03/25/2020	28	29
Series 1990-63, Class H
9.500%, 06/25/2020	14	15
Series 1990-89, Class K
6.500%, 07/25/2020	3	4
Series 1990-105, Class J
6.500%, 09/25/2020	45	47
Series 2005-44, Class PC
5.000%, 11/25/2027 (b)	1,139	1,154
Series 2003-81, Class MB
5.000%, 05/25/2029 (b)	960	974
Series 2005-62, Class JE
5.000%, 06/25/2035 (b)	675	680
Government National Mortgage Association
Series 3, Class F
6.500%, 06/17/2020	6	6

Total Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities
(Cost $3,508)		3,597

Preferred Stocks – 0.5%
Sovereigns – 0.5%
Fannie Mae (b)	28,000	701
Merrill Lynch (b)	27,400	685

Total Preferred Stocks
(Cost $1,386)		1,386

Options Purchased – 0.0%
Call Options Purchased – 0.0%
U.S. Treasury Long Bond Futures June 2008 Futures Call Expires 05/24/2008
Exercise Price: $121.00
Total Purchased Options
(Cost $11)	9	2

Short-Term Investments – 4.1%
Money Market Fund – 3.3%
First American Prime Obligations Fund, Class Z (i)	9,025,308	9,025

The accompanying notes are an integral part of the financial statements.

82   First American Funds 2008 Semiannual Report

Fund (concluded)

Balanced Fund (continued)
DESCRIPTIONS	PAR/SHARES	VALUE

U.S. Treasury Obligations – 0.8%
U.S. Treasury Bills (j)
2.030%, 06/26/2008	$600	$598
1.320%, 07/24/2008	500	499
1.365%, 08/07/2008	500	498
1.513%, 10/09/2008	690	685

		2,280

Total Short-Term Investments
(Cost $11,306)		11,305

Investment Purchased with Proceeds from Securities Lending – 27.6%
Mount Vernon Securities Lending Prime Portfolio (k)
(Cost $75,064)	75,064,063	75,064

Total Investments – 127.5%
(Cost $340,193)		347,376

Other Assets and Liabilities, Net – (27.5)%		(74,906)

Total Net Assets – 100.0%		$272,470

(a)	Non-income producing security.

(b)	This security or a portion of this security is out on loan at April 30, 2008. Total loaned securities had a value of $72,765 at April 30, 2008. See note 2 in Notes to Financial Statements.

(c)	Security is illiquid. As of April 30, 2008, the value of this investment was $1,187 or 0.4% of total net assets. See note 2 in Notes to Financial Statements.

(d)	Variable Rate Security – The rate shown is the rate in effect at April 30, 2008.

(e)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities have been determined to be liquid under the guidelines established by the fund’s board of directors. As of April 30, 2008, the value of these investments was $14,150 or 5.2% of total net assets. See note 2 in Notes to Financial Statements.

(f)	Security is fair valued. As of April 30, 2008, the fair value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(g)	Security is in default at April 30, 2008.

(h)	Foreign denominated security values are state in U.S. dollars. Principal amounts are U.S. dollars unless otherwise noted.

(i)	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(j)	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of April 30, 2008. See note 2 in Notes to Financial Statements.

(k)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust
Balanced Fund (continued)

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

Australian Dollar Currency Futures	14	$1,318	June 2008	$27
Canadian Dollar Currency Futures	26	2,588	June 2008	(20)
Euro Bund Futures	(10)	(1,781)	June 2008	53
Euro Currency Futures	(12)	(2,341)	June 2008	10
Eurodollar 90 Day Futures	80	77,680	December 2008	(35)
Eurodollar 90 Day Futures	52	50,437	March 2009	7
Euro Schatz Futures	23	3,729	June 2008	(47)
Japanese Yen Currency Futures	(30)	(3,619)	June 2008	95
S&P 500 Futures	5	1,733	June 2008	117
U.S. Treasury 2 Year Note Futures	(43)	(9,146)	June 2008	73
U.S. Treasury 5 Year Note Futures	(49)	(5,487)	June 2008	125
U.S. Treasury 10 Year Note Futures	(7)	(811)	June 2008	(1)
U.S. Treasury Long Bond Futures	(4)	(468)	June 2008	—

				$404

First American Funds 2008 Semiannual Report   83

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Balanced Fund (continued)

Credit Default Swap Agreements

			Pay/			Unrealized
	Reference	Buy/Sell	Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	$3,200	$149
Deutsche Bank	Dow Jones CDX HVOL10 Index	Sell	3.500%	06/20/2013	6,400	160
Deutsche Bank	Dow Jones CDX HY10 Index	Sell	5.000%	06/20/2013	1,500	21
Deutsche Bank	Dow Jones CDX IG9 Index	Sell	0.600%	12/20/2012	4,400	88
Deutsche Bank	Dow Jones CDX IG10 Index	Sell	1.550%	06/20/2013	5,900	103
JPMorgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	600	1
JPMorgan	Dow Jones CDX HY9 Index	Sell	3.750%	12/20/2012	4,059	214
JPMorgan	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	1,400	86
JPMorgan	Dow Jones CDX IG10 Index	Sell	1.550%	06/20/2013	4,200	60
JPMorgan	Dow Jones iTraxx Asia ex-Japan Index	Sell	6.500%	06/20/2013	3,700	274
JPMorgan	GAP, Inc.	Buy	1.230%	12/20/2012	430	(7)
JPMorgan	Markit ABX A071 Index	Sell	0.640%	08/25/2037	800	(85)
JPMorgan	Markit ABX AAA071 Index	Sell	0.090%	08/25/2037	400	19
UBS	AmerisourceBergen Corporation	Buy	0.585%	09/20/2012	500	2
UBS	Cardinal Health, Inc.	Buy	0.320%	09/20/2012	500	1
UBS	Dow Jones CDX HY10 Index	Sell	5.000%	06/20/2013	2,900	64
UBS	Dow Jones iTraxx Asia ex-Japan Index	Sell	6.500%	06/20/2013	700	44
UBS	Turkey Government International Bond	Buy	1.480%	07/20/2012	700	19
UBS	Whirlpool Corporation	Buy	0.785%	09/20/2017	350	2

						$1,215

Interest Rate Swap Agreements

	Floating	Pay/ Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Pay	4.625%	09/20/2009	$7,000	$163
Citigroup	3-Month LIBOR	Receive	5.110%	09/20/2017	2,000	(123)
JPMorgan	3-Month LIBOR	Pay	2.693%	03/07/2010	7,000	(48)
UBS	3-Month LIBOR	Pay	4.568%	10/02/2009	7,100	161
UBS	3-Month LIBOR	Pay	2.743%	04/17/2010	3,000	(20)
UBS	3-Month LIBOR	Pay	2.795%	04/18/2010	3,000	(20)

						$113

Balanced Fund (concluded)

Schedule of Open Written Call Options

	Exercise	Premium	Expiration	Number of
Option	Price	Received	Date	Contracts	Value

U.S. Treasury Long Bond Futures – June 2008	$124.00	$4	05/24/2008	9	$—
U.S. Treasury 10 Year Note Futures – June 2008	119.00	6	06/21/2008	9	1
U.S. Treasury 10 Year Note Futures – June 2008	120.00	42	06/21/2008	64	3

		$52			$4

Schedule of Open Written Put Options

	Exercise	Premium	Expiration	Number of
Option	Price	Received	Date	Contracts	Value

U.S. Treasury 10 Year Note Futures – June 2008	$113.00	$7	05/23/2008	21	$3
U.S. Treasury 10 Year Note Futures – June 2008	135.00	16	05/24/2008	42	8
U.S. Treasury 10 Year Note Futures – June 2008	111.00	6	06/21/2008	9	—
U.S. Treasury 10 Year Note Futures – June 2008	112.50	44	06/21/2008	53	5

		$73			$16

The accompanying notes are an integral part of the financial statements.

84   First American Funds 2008 Semiannual Report

Equity Income Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 98.5%
Consumer Discretionary – 6.2%
Home Depot (a)	455,436	$13,117
McDonald’s (a)	355,665	21,190
Time Warner (a)	775,675	11,519
Yum! Brands (a)	425,200	17,297

		63,123

Consumer Staples – 9.3%
Altria Group	332,471	6,650
Coca-Cola (a)	284,165	16,729
General Mills (a)	210,116	12,691
Kraft Foods, Class A (a)	230,078	7,277
Philip Morris International (b)	332,471	16,966
Procter & Gamble	181,408	12,163
Wal-Mart Stores (a)	401,171	23,260

		95,736

Energy – 15.7%
BP – ADR (a)	560,290	40,783
Chevron (a)	352,577	33,900
ConocoPhillips (a)	397,988	34,287
Exterran Partners	194,416	5,790
Exxon Mobil (a)	502,142	46,734

		161,494

Financials – 18.8%
AllianceBernstein Holding	516,599	32,040
American International Group (a)	550,267	25,422
Annaly Capital Management – REIT (a)	473,883	7,942
Bank of America (a)	669,451	25,131
Barclays – ADR (a)	326,468	11,883
BB&T (a)	487,479	16,716
BlackRock (a)	44,537	8,987
Citigroup	341,028	8,618
Fannie Mae	88,716	2,511
Goldman Sachs Group (a)	60,660	11,609
ICICI Bank – ADR (a)	210,823	9,401
Lehman Brothers Holdings (a)	158,992	7,034
TCF Financial	113,291	1,971
Wachovia (a)	799,981	23,319

		192,584

Healthcare – 9.5%
Abbott Laboratories	517,478	27,297
Bristol-Myers Squibb	668,755	14,693
Eli Lilly	240,139	11,560
Johnson & Johnson (a)	350,238	23,497
Merck	120,791	4,595
Pfizer	277,791	5,586
Wyeth	225,782	10,041

		97,269

Industrials – 11.9%
3M (a)	163,737	12,591
Avery Dennison (a)	148,918	7,176
Emerson Electric (a)	450,766	23,557
General Dynamics	179,817	16,259
General Electric	1,057,050	34,566
Tyco International (a)	266,989	12,492
United Parcel Service, Class B (a)	219,672	15,907

		122,548

Information Technology – 12.2%
CA	437,704	9,691
Hewlett-Packard (a)	484,737	22,467
IBM	121,759	14,696
Intel	710,642	15,819
Maxim Integrated Products	675,923	14,215
Microsoft (a)	768,936	21,930
QUALCOMM	387,742	16,747
Texas Instruments	343,412	10,014

		125,579

Materials – 4.5%
E.I. Du Pont de Nemours (a)	460,487	22,522
Praxair	256,628	23,433

		45,955

Telecommunication Services – 8.3%
AT&T	1,053,938	40,798
FairPoint Communications (a)	1,335,635	12,301
Verizon Communications (a)	580,116	22,323
Windstream (a)	871,379	10,230

		85,652

Utilities – 2.1%
Duke Energy (a)	273,976	5,017
PNM Resources (a)	381,104	5,522
Xcel Energy	511,554	10,640

		21,179

Total Common Stocks
(Cost $755,274)		1,011,119

Short-Term Investments – 1.5%
First American Prime Obligations Fund, Class Z (c)
(Cost $15,675)	15,674,681	15,675

Investment Purchased with Proceeds from Securities Lending – 40.6%
Mount Vernon Securities Lending Prime Portfolio (d)
(Cost $416,658)	416,658,430	416,658

Total Investments – 140.6%
(Cost $1,187,607)		1,443,452

Other Assets and Liabilities, Net – (40.6)%		(416,448)

Total Net Assets – 100.0%		$1,027,004

(a)	This security or a portion of this security is out on loan at April 30, 2008. Total loaned securities had a value of $402,550 at April 30, 2008. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

ADR –	American Depository Receipt

REIT –	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements

First American Funds 2008 Semiannual Report   85

Fund (concluded)

Statements ofAssets and Liabilities	April 30, 2008 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Balanced	Equity
	Fund	Income Fund

Unaffiliated investments, at cost	$256,104	$755,274
Affiliated money market fund, at cost	9,025	15,675
Affiliated investment purchased with proceeds from securities lending, at cost (note 2)	75,064	416,658
Premiums received on options written, at cost (note 6)	125	—
Cash denominated in foreign currencies, at cost	131	—

ASSETS:
Unaffiliated investments, at value* (note 2)	$263,287	$1,011,119
Affiliated money market fund, at value (note 2)	9,025	15,675
Affiliated investment purchased with proceeds from securities lending, at value (note 2)	75,064	416,658
Cash	90	—
Receivable for dividends and interest	1,514	2,095
Receivable for investments sold	3,588	—
Receivable for capital shares sold	112	399
Receivable for variation margin	82	—
Prepaid expenses and other assets	40	33

Total assets	352,802	1,445,979

LIABILITIES:
Cash denominated in foreign currencies, at value	129	—
Liabilities for options written, at value	20	—
Payable for investments purchased	3,552	—
Payable upon return of securities loaned (note 2)	75,064	416,658
Payable for capital shares redeemed	909	1,490
Payable for swap agreements	438	—
Payable to affiliates (note 3)	179	752
Payable for distribution and shareholder servicing fees	26	49
Accrued expenses and other liabilities	15	26

Total liabilities	80,332	418,975

Net assets	$272,470	$1,027,004

COMPOSITION OF NET ASSETS:
Portfolio capital	$261,496	$714,087
Undistributed (distributions in excess of) net investment income	1,460	(217)
Accumulated net realized gain on investments	492	57,289
Net unrealized appreciation of investments	7,183	255,845
Net unrealized appreciation of futures contracts	404	—
Net unrealized appreciation of forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	2	—
Net unrealized appreciation of options written	105	—
Net unrealized appreciation of swap agreements	1,328	—

Net assets	$272,470	$1,027,004

* Including securities loaned, at value	$72,765	$402,550

Class A:
Net assets	$90,899	$151,806
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	8,549	10,918
Net asset value and redemption price per share	$10.63	$13.90
Maximum offering price per share [1]	$11.25	$14.71
Class B:
Net assets	$6,955	$14,074
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	660	1,026
Net asset value, offering price, and redemption price per share [2]	$10.54	$13.72
Class C:
Net assets	$2,496	$7,704
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	235	560
Net asset value, offering price, and redemption price per share [2]	$10.61	$13.75
Class R:
Net assets	$72	$877
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	7	63
Net asset value, offering price, and redemption price per share	$10.72	$13.89
Class Y:
Net assets	$172,048	$852,543
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	16,127	60,810
Net asset value, offering price, and redemption price per share	$10.67	$14.02

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%

[2]	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

86   First American Funds 2008 Semiannual Report

Fund (concluded)

Statements ofOperations	For the six-month period ended April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

	Balanced	Equity
	Fund	Income Fund

INVESTMENT INCOME:
Interest from unaffiliated investments	$4,012	$6
Dividends from unaffiliated investments	1,374	17,557
Dividends from affiliated money market fund	99	413
Less: Foreign taxes withheld	(5)	—
Securities lending income	175	320

Total investment income	5,655	18,296

EXPENSES (note 3):
Investment advisory fees	944	3,515
Administration fees	346	1,197
Transfer agent fees	100	138
Custodian fees	10	27
Legal fees	7	7
Audit fees	17	15
Registration fees	25	26
Postage and printing fees	11	38
Directors’ fees	13	13
Other expenses	10	11
Distribution and shareholder servicing fees – Class A	117	197
Distribution and shareholder servicing fees – Class B	36	74
Distribution and shareholder servicing fees – Class C	13	41
Distribution and shareholder servicing fees – Class R	—	2

Total expenses	1,649	5,301

Less: Fee waivers (note 3)	(251)	(10)
Less: Indirect payments from custodian (note 3)	(1)	(2)

Total net expenses	1,397	5,289

Investment income – net	4,258	13,007

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, FOREIGN CURRENCY TRANSACTIONS, AND SWAP AGREEMENTS – NET (note 5):
Net realized gain (loss) on investments	(661)	53,770
Net realized gain on in-kind distribution (note 9)	—	4,349
Net realized gain on futures contracts	1,531	—
Net realized gain on options written	89	—
Net realized gain on swap agreements	885	—
Net realized loss on forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	(13)	—
Net change in unrealized appreciation or depreciation of investments	(19,601)	(171,250)
Net change in unrealized appreciation or depreciation of futures contracts	22	—
Net change in unrealized appreciation or depreciation of options written	98	—
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	1	—
Net change in unrealized appreciation or depreciation of swap agreements	846	—

Net loss on investments, futures contracts, options written, foreign currency transactions, and swap agreements	(16,803)	(113,131)

Net decrease in net assets resulting from operations	$(12,545)	$(100,124)

First American Funds 2008 Semiannual Report   87

Fund (concluded)

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

	Balanced		Equity
	Fund		Income Fund

	Six-Month		Six-Month
	Period Ended		Period Ended
	4/30/08	Year Ended	4/30/08	Year Ended
	(unaudited)	10/31/07	(unaudited)	10/31/07

OPERATIONS:
Investment income – net	$4,258	$6,838	$13,007	$26,412
Net realized gain (loss) on investments	(661)	36,857	53,770	91,683
Net realized gain on in-kind distribution	—	—	4,349	—
Net realized gain (loss) on futures contracts	1,531	(712)	—	—
Net realized gain (loss) on options written	89	(163)	—	—
Net realized gain on swap agreements	885	916	—	—
Net realized gain (loss) on forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	(13)	2	—	—
Net change in unrealized appreciation or depreciation of investments	(19,601)	(7,616)	(171,250)	69,097
Net change in unrealized appreciation or depreciation of futures contracts	22	317	—	—
Net change in unrealized appreciation or depreciation of options written	98	7	—	—
Net change in unrealized appreciation of forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	1	1	—	—
Net change in unrealized appreciation or depreciation of swap agreements	846	478	—	—

Net increase (decrease) in net assets resulting from operations	(12,545)	36,925	(100,124)	187,192

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1,087)	(1,878)	(1,713)	(3,199)
Class B	(58)	(104)	(107)	(238)
Class C	(20)	(29)	(59)	(128)
Class R	(1)	—	(9)	(10)
Class Y	(2,400)	(4,784)	(10,846)	(22,721)
Net realized gain on investments:
Class A	(10,035)	(7,413)	(11,805)	(15,114)
Class B	(790)	(926)	(1,124)	(1,748)
Class C	(275)	(207)	(605)	(982)
Class R	(4)	(2)	(63)	(47)
Class Y	(21,214)	(17,359)	(67,897)	(99,232)

Total distributions	(35,884)	(32,702)	(94,228)	(143,419)

CAPITAL SHARE TRANSACTIONS (note 4) :
Class A:
Proceeds from sales	2,110	7,514	5,138	14,413
Reinvestment of distributions	10,767	9,001	12,591	17,020
Payments for redemptions	(10,871)	(20,902)	(17,299)	(30,354)

Increase (decrease) in net assets from Class A transactions	2,006	(4,387)	430	1,079

Class B:
Proceeds from sales	302	299	360	1,217
Reinvestment of distributions	811	992	1,158	1,875
Payments for redemptions (note 3)	(1,200)	(6,855)	(1,693)	(6,493)

Decrease in net assets from Class B transactions	(87)	(5,564)	(175)	(3,401)

Class C:
Proceeds from sales	127	411	325	788
Reinvestment of distributions	283	225	618	1,026
Payments for redemptions (note 3)	(290)	(912)	(1,039)	(4,021)

Increase (decrease) in net assets from Class C transactions	120	(276)	(96)	(2,207)

Class R:
Proceeds from sales	40	27	55	613
Reinvestment of distributions	4	2	71	56
Payments for redemptions	(1)	(19)	(42)	(287)

Increase in net assets from Class R transactions	43	10	84	382

Class Y:
Proceeds from sales	12,361	23,664	40,833	80,545
Reinvestment of distributions	22,549	21,029	37,430	56,726
Payments for redemptions	(50,391)	(75,193)	(125,036)	(242,377)

Decrease in net assets from Class Y transactions	(15,481)	(30,500)	(46,773)	(105,106)

Decrease in net assets from capital share transactions	(13,399)	(40,717)	(46,530)	(109,253)

Total decrease in net assets	(61,828)	(36,494)	(240,882)	(65,480)
Net assets at beginning of period	334,298	370,792	1,267,886	1,333,366

Net assets at end of period	$272,470	$334,298	$1,027,004	$1,267,886

Undistributed (distributions in excess of) net investment income at end of period	$1,460	$768	$(217)	$(490)

The accompanying notes are an integral part of the financial statements.

88   First American Funds 2008 Semiannual Report

Fund (concluded)

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Fund (concluded)

Financial Highlights   For a share outstanding throughout the indicated periods

			Realized and
	Net Asset		Unrealized	Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Income	Investments	Income	Realized Gains	Period

Balanced Fund
Class A
2008[1,2]	$12.44	$0.15	$(0.59)	$(0.12)	$(1.25)	$10.63
2007[2,3]	12.27	0.22	1.04	(0.21)	(0.88)	12.44
2006[2,3]	11.27	0.20	1.00	(0.20)	—	12.27
2005[2,4]	11.43	0.01	(0.17)	—	—	11.27
2005[2,5]	10.12	0.15	1.31	(0.15)	—	11.43
2004[2,5]	9.47	0.13	0.66	(0.14)	—	10.12
2003[5]	8.38	0.17	1.08	(0.16)	—	9.47
Class B
2008[1,2]	$12.34	$0.11	$(0.58)	$(0.08)	$(1.25)	$10.54
2007[2,3]	12.18	0.13	1.03	(0.12)	(0.88)	12.34
2006[2,3]	11.18	0.11	1.00	(0.11)	—	12.18
2005[2,4]	11.34	—	(0.16)	—	—	11.18
2005[2,5]	10.04	0.07	1.30	(0.07)	—	11.34
2004[2,5]	9.41	0.05	0.65	(0.07)	—	10.04
2003[5]	8.32	0.10	1.08	(0.09)	—	9.41
Class C
2008[1,2]	$12.42	$0.11	$(0.59)	$(0.08)	$(1.25)	$10.61
2007[2,3]	12.25	0.13	1.04	(0.12)	(0.88)	12.42
2006[2,3]	11.22	0.11	0.99	(0.07)	—	12.25
2005[2,4]	11.38	—	(0.16)	—	—	11.22
2005[2,5]	10.08	0.07	1.30	(0.07)	—	11.38
2004[2,5]	9.44	0.05	0.66	(0.07)	—	10.08
2003[5]	8.35	0.09	1.10	(0.10)	—	9.44
Class R6
2008[1,2]	$12.54	$0.14	$(0.60)	$(0.11)	$(1.25)	$10.72
2007[2,3]	12.35	0.19	1.07	(0.19)	(0.88)	12.54
2006[2,3]	11.29	0.17	1.01	(0.12)	—	12.35
2005[2,4]	11.45	0.01	(0.17)	—	—	11.29
2005[2,5]	10.14	0.11	1.32	(0.12)	—	11.45
2004[2,5]	9.49	0.14	0.64	(0.13)	—	10.14
2003[5]	8.39	0.15	1.10	(0.15)	—	9.49
Class Y
2008[1,2]	$12.47	$0.17	$(0.58)	$(0.14)	$(1.25)	$10.67
2007[2,3]	12.30	0.25	1.04	(0.24)	(0.88)	12.47
2006[2,3]	11.31	0.23	0.99	(0.23)	—	12.30
2005[2,4]	11.46	0.01	(0.16)	—	—	11.31
2005[2,5]	10.15	0.17	1.32	(0.18)	—	11.46
2004[2,5]	9.50	0.16	0.66	(0.17)	—	10.15
2003[5]	8.40	0.19	1.09	(0.18)	—	9.50

[1]	For the six-month period ended April 30, 2008 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[2]	Per share data calculated using average shares outstanding method.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

90   First American Funds 2008 Semiannual Report

Fund (concluded)

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income to
		Ratio of	Investment	to Average	Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(3.59)%	$90,899	1.10%	2.80%	1.27%	2.63%	72%
10.97	103,818	1.10	1.79	1.24	1.65	144
10.73	106,565	1.10	1.67	1.23	1.54	143
(1.40)	112,557	1.10	0.90	1.21	0.79	12
14.51	114,388	1.06	1.35	1.21	1.20	147
8.39	119,292	1.05	1.27	1.19	1.13	110
14.98	98,016	1.05	1.75	1.23	1.57	156

(3.89)%	$6,955	1.85%	2.06%	2.02%	1.89%	72%
10.08	8,212	1.85	1.06	1.99	0.92	144
9.93	13,809	1.85	0.92	1.98	0.79	143
(1.41)	19,409	1.85	0.15	1.96	0.04	12
13.64	20,657	1.81	0.60	1.96	0.45	147
7.46	28,101	1.80	0.54	1.94	0.40	110
14.25	33,015	1.80	1.00	1.98	0.82	156

(3.95)%	$2,496	1.85%	2.06%	2.02%	1.89%	72%
10.15	2,785	1.85	1.06	1.99	0.92	144
9.86	3,030	1.85	0.92	1.98	0.79	143
(1.41)	4,787	1.85	0.15	1.96	0.04	12
13.61	5,528	1.81	0.60	1.96	0.45	147
7.53	5,890	1.80	0.55	1.94	0.41	110
14.24	7,089	1.80	0.99	1.98	0.81	156

(3.72)%	$72	1.35%	2.66%	1.52%	2.49%	72%
10.82	33	1.35	1.54	1.49	1.40	144
10.49	23	1.35	1.38	1.61	1.12	143
(1.40)	1	1.35	0.65	1.61	0.39	12
14.16	1	1.31	1.06	1.61	0.76	147
8.22	1	1.05	1.39	1.19	1.25	110
15.08	23,844	1.05	1.76	1.23	1.58	156

(3.37)%	$172,048	0.85%	3.04%	1.02%	2.87%	72%
11.21	219,450	0.85	2.05	0.99	1.91	144
10.92	247,365	0.85	1.92	0.98	1.79	143
(1.31)	254,534	0.85	1.15	0.96	1.04	12
14.76	262,557	0.81	1.60	0.96	1.45	147
8.62	283,005	0.80	1.55	0.94	1.41	110
15.35	363,157	0.80	2.00	0.98	1.82	156

First American Funds 2008 Semiannual Report   91

Fund (concluded)

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions	Net Asset
	Value	Net	Gains	from Net	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Income	Investments	Income	Gains	Period

Equity Income Fund[1]
Class A
2008[2]	$16.43	$0.17	$(1.45)	$(0.15)	$(1.10)	$13.90
2007[3]	15.90	0.29	1.96	(0.29)	(1.43)	16.43
2006[3]	13.67	0.20	2.32	(0.21)	(0.08)	15.90
2005[4]	13.89	0.01	(0.22)	(0.01)	—	13.67
2005[5]	12.77	0.20	1.15	(0.22)	(0.01)	13.89
2004[5]	11.56	0.18	1.23	(0.20)	—	12.77
2003[5]	9.58	0.18	1.99	(0.19)	—	11.56
Class B
2008[2]	$16.23	$0.04	$(1.35)	$(0.10)	$(1.10)	$13.72
2007[3]	15.75	0.17	1.94	(0.20)	(1.43)	16.23
2006[3]	13.57	0.09	2.30	(0.13)	(0.08)	15.75
2005[4]	13.79	—	(0.22)	—	—	13.57
2005[5]	12.68	0.10	1.14	(0.12)	(0.01)	13.79
2004[5]	11.49	0.08	1.22	(0.11)	—	12.68
2003[5]	9.52	0.10	1.98	(0.11)	—	11.49
Class C
2008[2]	$16.26	$0.09	$(1.40)	$(0.10)	$(1.10)	$13.75
2007[3]	15.78	0.17	1.94	(0.20)	(1.43)	16.26
2006[3]	13.59	0.10	2.30	(0.13)	(0.08)	15.78
2005[4]	13.81	—	(0.22)	—	—	13.59
2005[5]	12.70	0.11	1.13	(0.12)	(0.01)	13.81
2004[5]	11.51	0.08	1.22	(0.11)	—	12.70
2003[5]	9.54	0.10	1.98	(0.11)	—	11.51
Class R6
2008[2]	$16.41	$0.28	$(1.56)	$(0.14)	$(1.10)	$13.89
2007[3]	15.88	0.23	1.98	(0.25)	(1.43)	16.41
2006[3]	13.66	0.17	2.31	(0.18)	(0.08)	15.88
2005[4]	13.88	0.01	(0.23)	—	—	13.66
2005[5]	12.78	0.11	1.20	(0.20)	(0.01)	13.88
2004[5]	11.56	0.19	1.22	(0.19)	—	12.78
2003[5]	9.57	0.19	1.99	(0.19)	—	11.56
Class Y
2008[2]	$16.55	$0.17	$(1.43)	$(0.17)	$(1.10)	$14.02
2007[3]	16.00	0.33	1.98	(0.33)	(1.43)	16.55
2006[3]	13.76	0.24	2.33	(0.25)	(0.08)	16.00
2005[4]	13.98	0.01	(0.21)	(0.01)	(0.01)	13.76
2005[5]	12.85	0.24	1.15	(0.25)	(0.01)	13.98
2004[5]	11.63	0.21	1.24	(0.23)	—	12.85
2003[5]	9.63	0.21	2.00	(0.21)	—	11.63

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2008 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

92   First American Funds 2008 Semiannual Report

Fund (concluded)

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

(8.05)%	$151,806	1.17%	2.21%	1.17%	2.21%	15%
15.24	179,379	1.16	1.83	1.16	1.83	20
18.66	171,814	1.18	1.40	1.18	1.40	23
(1.53)	171,998	1.20	0.70	1.20	0.70	—
10.65	176,878	1.16	1.51	1.19	1.48	27
12.26	184,381	1.15	1.39	1.19	1.35	12
22.81	144,282	1.15	1.70	1.20	1.65	43

(8.37)%	$14,074	1.92%	1.46%	1.92%	1.46%	15%
14.40	16,893	1.91	1.09	1.91	1.09	20
17.76	19,845	1.93	0.65	1.93	0.65	23
(1.60)	21,003	1.95	(0.05)	1.95	(0.05)	—
9.86	21,639	1.91	0.78	1.94	0.75	27
11.37	23,869	1.90	0.65	1.94	0.61	12
21.97	22,156	1.90	0.95	1.95	0.90	43

(8.35)%	$7,704	1.92%	1.46%	1.92%	1.46%	15%
14.37	9,241	1.91	1.09	1.91	1.09	20
17.80	11,225	1.93	0.68	1.93	0.68	23
(1.59)	15,313	1.95	(0.05)	1.95	(0.05)	—
9.84	16,128	1.91	0.79	1.94	0.76	27
11.34	19,300	1.90	0.66	1.94	0.62	12
21.95	19,386	1.90	0.95	1.95	0.90	43

(8.11)%	$877	1.42%	1.96%	1.42%	1.96%	15%
14.98	940	1.41	1.48	1.41	1.48	20
18.33	511	1.43	1.14	1.57	1.00	23
(1.55)	418	1.45	0.45	1.60	0.30	—
10.33	415	1.41	0.83	1.59	0.65	27
12.18	1	1.15	1.52	1.19	1.48	12
22.91	17,170	1.15	1.80	1.20	1.75	43

(7.87)%	$852,543	0.92%	2.46%	0.92%	2.46%	15%
15.54	1,061,433	0.91	2.09	0.91	2.09	20
18.89	1,129,971	0.93	1.65	0.93	1.65	23
(1.50)	1,169,267	0.95	0.95	0.95	0.95	—
10.94	1,206,483	0.91	1.80	0.94	1.77	27
12.54	1,404,431	0.90	1.65	0.94	1.61	12
23.20	1,278,470	0.90	1.95	0.95	1.90	43

First American Funds 2008 Semiannual Report   93

Fund (concluded)

Notes toFinancial Statements	(unaudited as to April 30, 2008), all dollars and shares are rounded to thousands (000)

1 >	Organization

Real Estate Securities Fund, Global Infrastructure Fund, International Fund, International Select Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, Small-Mid Cap Core Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Balanced Fund, and Equity Income Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Investment Funds, Inc. (“FAIF”), which is a member of the First American Family of Funds. Global Infrastructure Fund commenced operations December 17, 2007. As of April 30, 2008, FAIF offered 43 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF’s articles of incorporation permit the funds’ board of directors to create additional funds in the future. Each fund other than Real Estate Securities Fund is a diversified open-end management investment company. Real Estate Securities Fund is a non-diversified, open-end management investment company. Prior to October 3, 2005, Small-Mid Cap Core Fund had different investment strategies, was named Technology Fund, and also was non-diversified. Non-diversified funds may invest a large component of their net assets in securities of relatively few issuers.

FAIF offers Class A, Class B, Class C, Class R, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Effective at the close of business on or after June 30, 2008, no new or additional investments will be allowed in Class B shares, except for permitted exchanges and any reinvested dividends. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Class B, Class C, and Class R shares are not offered by Global Infrastructure Fund. Class R shares are not offered by the Small-Mid Cap Core Fund.

The funds’ prospectus provides descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’ servicing or distribution arrangements.
Fund (concluded)

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments are furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, then the ask will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

The following investment vehicles, when held by a fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at

94   First American Funds 2008 Semiannual Report

Fund (concluded)

the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of April 30, 2008, Real Estate Securities Fund, Small Cap Growth Opportunities Fund, and Balanced Fund held fair valued securities with a total value of $117, $0, and $0, respectively, or 0.0%, 0.0%, and 0.0% of total net assets, respectively. The fair values of securities held by Global Infrastructure Fund, International Fund, and International Select Fund are determined on each business day by an independent third party based on factors such as price changes for futures contracts, sector indices, American Depository Receipts, and currency exchange rates that occur between the close of the local market and the close of the New York Stock Exchange. The use of daily fair value pricing by the Global Infrastructure Fund, International Fund, and International Select Fund may cause the net asset value of their shares to differ significantly from the net asset value that would be determined without fair value pricing. Foreign securities are valued at the closing prices on the principal exchange on which they trade unless they are fair valued as described above. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income-tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Equity Income Fund and Large Cap Value Fund declare and pay income dividends monthly. Balanced Fund, Large Cap Select Fund, Mid Cap Value Fund, and Real Estate Securities Fund declare and pay income dividends quarterly. Global Infrastructure Fund, International Fund, International Select Fund, Large Cap Growth Opportunities Fund, Mid Cap Growth Opportunities Fund, Small Cap Growth
Fund (concluded)

Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, and Small-Mid Cap Core Fund declare and pay income dividends annually. Distributions are payable in cash or reinvested in additional shares of the funds. Any net realized capital gains on sales of a fund’s securities are distributed to shareholders at least annually.

Effective July 1, 2008, Balanced Fund, Equity Income Fund, and Real Estate Securities Fund will declare and pay income dividends quarterly. Global Infrastructure Fund, International Fund, International Select Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, and Small-Mid Cap Core Fund will declare and pay income dividends annually.

Real Estate Securities Fund receives substantial distributions from holdings in real estate investment trusts (“REITs”). Additionally, other funds also invest in REITs. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the REIT shareholder. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, Real Estate Securities Fund, and other funds that invest in REITs, must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to fund shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a fund shareholder may represent a return of capital.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. The funds have adopted FIN 48 and during the six-month period ended April 30, 2008, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.

First American Funds 2008 Semiannual Report   95

Notes toFinancial Statements  (unaudited as to April 30, 2008), all dollars and shares are rounded to thousands (000)

Fund (concluded)

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to deferred wash sale and straddle losses, foreign currency gains and losses, investments in limited partnerships and REITs, and the “mark-to-market” of certain passive foreign investment companies (“PFICs”) for tax purposes. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the fiscal period that the differences arise.

The character of distributions paid during the six-month period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended April 30, 2008 (estimated), and the fiscal period ended October 31, 2007, were as follows:

	April 30, 2008

	Ordinary	Long Term
Fund	Income	Gain	Total

Real Estate Securities Fund	$9,828	$95,579	$105,407
International Fund	18,320	139,862	158,182
International Select Fund	2,275	5,643	7,918
Small Cap Growth Opportunities Fund	—	21,188	21,188
Small Cap Select Fund	291	54,464	54,755
Small Cap Value Fund	4,400	33,847	38,247
Mid Cap Growth Opportunities Fund	—	188,746	188,746
Mid Cap Value Fund	2,542	69,759	72,301
Large Cap Growth Opportunities Fund	464	71,380	71,844
Large Cap Select Fund	1,407	56,659	58,066
Large Cap Value Fund	5,119	101,613	106,732
Balanced Fund	3,566	32,318	35,884
Equity Income Fund	12,734	81,494	94,228

Fund (concluded)

	October 31, 2007

	Ordinary	Long Term
Fund	Income	Gain	Total

Real Estate Securities Fund	$74,531	$31,221	$105,752
International Fund	19,153	31,015	50,168
International Select Fund	49	—	49
Small Cap Growth Opportunities Fund	17,479	2,440	19,919
Small Cap Select Fund	58,806	75,372	134,178
Small Cap Value Fund	21,986	43,593	65,579
Small-Mid Cap Core Fund	109	—	109
Mid Cap Growth Opportunities Fund	—	142,004	142,004
Mid Cap Value Fund	28,183	38,429	66,612
Large Cap Growth Opportunities Fund	1,284	9,668	10,952
Large Cap Select Fund	2,124	7,702	9,826
Large Cap Value Fund	30,236	53,410	83,646
Balanced Fund	8,951	23,751	32,702
Equity Income Fund	30,078	113,341	143,419

As of October 31, 2007, the funds’ most recently completed fiscal year-end, components of accumulated earnings (deficit) on a tax-basis were as follows:

			Accumulated			Total
	Undistributed	Undistributed	Capital and		Other	Accumulated
	Ordinary	Long Term	Post-October	Unrealized	Accumulated	Earnings
Fund	Income	Capital Gains	Losses	Appreciation	Losses	(Deficit)

Real Estate Securities Fund	$27,580	$68,445	$—	$156,280	$—	$252,305
International Fund	21,016	137,164	(2,284)	577,314	—	733,210
International Select Fund	6,219	1,497	—	36,176	(8)	43,884
Small Cap Growth Opportunities Fund	17,231	3,956	—	25,973	(69)	47,091
Small Cap Select Fund	7,335	45,547	(19,442)	87,034	(148)	120,326
Small Cap Value Fund	16,773	20,160	—	30,440	—	67,373
Small-Mid Cap Core Fund	—	—	(441,953)	11,195	—	(430,758)
Mid Cap Growth Opportunities Fund	27,656	161,089	(20,168)	449,176	—	617,753
Mid Cap Value Fund	24,186	45,574	—	163,973	—	233,733
Large Cap Growth Opportunities Fund	13,655	58,187	(47,305)	191,780	—	216,317
Large Cap Select Fund	33,926	22,823	—	49,637	—	106,386
Large Cap Value Fund	27,719	73,894	—	147,298	—	248,911
Balanced Fund	16,697	16,582	—	26,381	(251)	59,409
Equity Income Fund	6,581	75,010	—	425,686	—	507,277

The differences between book and tax basis unrealized appreciation (depreciation) are primarily due to the tax deferral of losses on wash sales and investments in limited partnerships, the amount of gain (loss) recognized for tax purposes due to mark-to-market adjustments on open futures contracts, and the mark-to-market for certain PFICs for tax purposes.

96   First American Funds 2008 Semiannual Report

Fund (concluded)

As of October 31, 2007, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the funds’ fiscal year-ends as follows:

	Expiration Year

Fund	2008	2009	2010	2011	Total

International Fund	$—	$2,284	$—	$—	$2,284
Small Cap Select Fund	—	19,442	—	—	19,442
Small-Mid Cap Core Fund	1,524	334,004	102,105	4,320	441,953
Mid Cap Growth Opportunities Fund	—	20,168	—	—	20,168
Large Cap Growth Opportunities Fund	—	47,305	—	—	47,305

In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the above capital loss carryovers is limited on an annual basis for International Fund, Small Cap Select Fund, Small-Mid Cap Core Fund, Mid Cap Growth Opportunities Fund, and Large Cap Growth Opportunities Fund to $2,284, $9,721, $1,524, $10,084, and $23,652, respectively.

FUTURES TRANSACTIONS – In order to gain exposure to or protect against changes in the market, maintain sufficient liquidity to meet redemption requests, and increase the level of fund assets devoted to replicating the composition of the S&P and Russell indices while reducing transaction costs, certain funds may enter into S&P stock index futures contracts and other stock index futures contracts. Balanced Fund may also enter into interest rate index futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund’s Statement of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

At April 30, 2008, International Select Fund and Balanced Fund had outstanding futures contracts as disclosed in their Schedules of Investments.
Fund (concluded)

OPTIONS TRANSACTIONS – The funds may utilize options in an attempt to manage market or business risk or enhance returns. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option. As of April 30, 2008, Balanced Fund held options written as disclosed in its Schedule of Investments.

Options purchased are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. As of April 30, 2008, Balanced Fund held options purchased as disclosed in its Schedule of Investments.

SWAP AGREEMENTS – Balanced Fund may invest in swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). As of April 30, 2008, Balanced Fund had outstanding interest rate swaps as disclosed in its Schedule of Investments.

First American Funds 2008 Semiannual Report   97

Notes toFinancial Statements  (unaudited as to April 30, 2008), all dollars and shares are rounded to thousands (000)

Fund (concluded)

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a specified reference entity on its obligation (typically a corporate issue or sovereign issue of an emerging country). The fund may use credit default swaps to provide a measure of protection against defaults of particular issuers (i.e., to reduce risk where the fund owns an issuance of or otherwise has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. As of April 30, 2008, Balanced Fund had outstanding credit default swaps as disclosed in its Schedule of Investments.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap agreement is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received by the fund are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to an agreement may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement, and that there may be unfavorable changes in interest rates.

FOREIGN CURRENCY TRANSLATION – The books and records of Global Infrastructure Fund, International Fund, International Select Fund, and Real Estate Securities Fund relating to the funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases:

•	market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and

•	purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.

Global Infrastructure Fund, International Fund, International Select Fund, and Real Estate Securities Fund
Fund (concluded)

do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Global Infrastructure Fund, International Fund, International Select Fund, and Real Estate Securities Fund report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. At April 30, 2008, Global Infrastructure Fund, International Fund, and International Select Fund had foreign currency holdings consisting of multiple denominations.

FORWARD FOREIGN CURRENCY CONTRACTS – The funds may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts are not recorded because the funds intend to settle the contracts prior to delivery. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The funds realize gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the fund’s Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts. At April 30, 2008, the funds had no outstanding forward currency contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by a fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction. Such securities do not earn interest, are subject to market fluctuations, and may increase or decrease in value prior to their delivery. Each fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. At

98   First American Funds 2008 Semiannual Report

Fund (concluded)

April 30, 2008, the funds had no when-issued or forward-commitment securities outstanding.

In connection with the ability to purchase securities on a when-issued basis, each fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical, securities on a specified future date. As an inducement for the fund to “roll over” its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of and for the six-month period ended April 30, 2008, the funds had no dollar rolls.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At April 30, 2008, Real Estate Securities Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, and Balanced Fund had investments in illiquid securities with a total value of $117, $2,196, $11,907, and $1,187, respectively, or 0.0%, 0.9%, 1.7%, and 0.4%, respectively, of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

		Dates	Cost
Real Estate Securities Fund	Shares	Acquired	Basis

Newcastle Investment Holdings	35	6/98	$153

		Dates	Cost
Small Cap Growth Opportunities Fund	Shares	Acquired	Basis

GMX Resources	60	12/07-1/08	$1,972
Hollis-Eden Pharmaceuticals Warrants	71	2/06	161
Kuhlman Company Warrants	282	1/06	273
VideoPropulsion	780	12/99	—

Fund (concluded)

		Dates	Cost
Small Cap Select Fund	Shares	Acquired	Basis

GMX Resources	328	11/07-2/08	$10,850

		Dates	Cost
Balanced Fund	Par/Shares	Acquired	Basis

Duty Free International	$588	1/99-11/02	$588
Commercial Mortgage Pass-Through Certificates, Series 2004-RS1, Class A	414	2/07	408
GMX Resources	4,390	11/07-2/08	142
GS Mortgage Securities II, Series 2006-RR2, Class A1	360	7/06	353
GS Mortgage Securities II, Series 2006-RR3, Class A1S	600	12/06	621
Westam Mortgage Financial	1	10/02	1

SECURITIES LENDING – In order to generate additional income, a fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to receive collateral from the borrower in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. If the value of the securities on loan increases, additional collateral is received from the borrower. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). U.S. Bank receives fees as a percentage of each fund’s net income from securities lending transactions. With respect to Global Infrastructure Fund, International Fund, and International Select Fund, a portion of this amount is paid to State Street Bank and Trust for acting as sub-lending agent. For each fund other than Global Infrastructure Fund, International Fund, and International Select Fund, collateral for securities on loan is invested in a money market fund administered by FAF Advisors, Inc. (“FAF Advisors”) and FAF Advisors receives an administration fee equal to 0.02% of such money market fund’s average daily net assets. For Global Infrastructure Fund, International Fund, and International Select Fund, State Street Bank and Trust continues to act as sub-lending agent and receives a portion of U.S. Bank’s fee.

First American Funds 2008 Semiannual Report   99

Notes toFinancial Statements  (unaudited as to April 30, 2008), all dollars and shares are rounded to thousands (000)

Fund (concluded)

Securities lending fees paid to U.S. Bank by the funds during the six-month period ended April 30, 2008, were as follows:

Fund

Real Estate Securities Fund	$244
Small Cap Growth Opportunities Fund	86
Small Cap Select Fund	436
Small Cap Value Fund	154
Small-Mid Cap Core Fund	43
Mid Cap Growth Opportunities Fund	674
Mid Cap Value Fund	199
Large Cap Growth Opportunities Fund	130
Large Cap Select Fund	58
Large Cap Value Fund	93
Balanced Fund	67
Equity Income Fund	128

Income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to U.S. Bank.

SECURITY LITIGATION SETTLEMENTS – Income from settlement proceeds related to portfolio securities no longer included in the portfolio is recorded as an adjustment to realized or unrealized gains or losses. Adjustments made during the six-month period ended April 30, 2008, were as follows:

Fund

International Fund	$1
Small Cap Growth Opportunities Fund	34
Small Cap Select Fund	184
Small Cap Value Fund	1
Small-Mid Cap Core Fund	74
Mid Cap Growth Opportunities Fund	1
Mid Cap Value Fund	11
Large Cap Growth Opportunities Fund	461
Large Cap Value Fund	3,806
Balanced Fund	132
Equity Income Fund	8

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any
Fund (concluded)

interfund lending transactions during the six-month period ended April 30, 2008.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds, preselected by each director. All amounts in the Plan are 100% vested, and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages each fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for each fund is as follows:

Advisory Fee
as a % of Average
Fund	Daily Net Assets

Real Estate Securities Fund	0.70%
Global Infrastructure Fund	0.90
International Fund	1.00
International Select Fund	1.00
Small Cap Growth Opportunities Fund	1.00
Small Cap Select Fund	0.70
Small Cap Value Fund	0.70
Small-Mid Cap Core Fund	0.70
Mid Cap Growth Opportunities Fund	0.70
Mid Cap Value Fund	0.70
Large Cap Growth Opportunities Fund*	0.65
Large Cap Select Fund*	0.65
Large Cap Value Fund*	0.65
Balanced Fund*	0.65
Equity Income Fund*	0.65

*	The advisory fees for Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Balanced Fund, and Equity Income Fund are equal to an annual rate of 0.65% of the average daily net assets up to $3 billion, 0.625% of the average daily net assets on the next $2 billion, and 0.60% of the average daily net assets in excess of $5 billion.

FAF Advisors has agreed to waive fees and reimburse other fund expenses for the following funds through February 28, 2009 (December 31, 2008 for Global

100   First American Funds 2008 Semiannual Report

Fund (concluded)

Infrastructure Fund), so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class

Fund	A	B	C	R	Y

Global Infrastructure Fund	1.25%	N/A	N/A	N/A	1.00%
International Fund	1.49	2.24%	2.24%	1.74%	1.24
International Select Fund	1.49	2.24	2.24	1.74	1.24
Small Cap Growth Opportunities Fund	1.47	2.22	2.22	1.72	1.22
Small-Mid Cap Core Fund	1.41	2.16	2.16	N/A	1.16
Balanced Fund	1.10	1.85	1.85	1.35	0.85

N/A = Not Applicable

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisor’s investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, and administrative services and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

SUB-ADVISORY FEES – J.P. Morgan Investment Management Inc. (“JP Morgan”) serves as investment sub-advisor to the International Fund pursuant to a sub-advisory agreement with FAF Advisors. For the services under its sub-advisory agreement with FAF Advisors, JP Morgan is paid a monthly fee by FAF Advisors equal, on an annual basis, to 0.34% of the first $100 million of the fund’s average daily net assets, 0.30% of the next $250 million of the fund’s
Fund (concluded)

average daily net assets, 0.24% of the next $1.25 billion of the fund’s average daily net assets, and 0.22% of the fund’s average daily net assets in excess of $1.60 billion.

Altrinsic Global Advisors, LLC (“Altrinsic”), Hansberger Global Investors, Inc. (“HGI”), and Lazard Asset Management LLC (“Lazard”) each serve as investment sub-advisor to the International Select Fund pursuant to separate sub-advisory agreements with FAF Advisors. Each sub-advisor has discretion to select portfolio securities for its portion of the fund. FAF Advisors pays monthly fees to Altrinsic, HGI, and Lazard for the services provided under their respective sub-advisory agreements with FAF Advisors.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAIF. The funds are charged transfer agent fees based on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based on the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the custodian for each fund other than Global Infrastructure, International Fund, and International Select Fund pursuant to a custodian agreement with FAIF. The fee for each fund (except Global Infrastructure Fund, International Fund, and International Select Fund) is equal to an annual rate of 0.005% of average daily net assets. State Street Bank (“SSB”) serves as the custodian for Global Infrastructure Fund, International Fund, and International Select Fund pursuant to a custodian agreement with FAIF. Global Infrastructure Fund, International Fund, and International Select Fund pay SSB various asset-based fees and transaction charges based on the issuer’s country. All fees are computed daily and paid monthly.

Under the custodian agreements, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. Global Infrastructure Fund, International Fund, and International Select Fund have also entered into agreements with SSB to receive certain credits to reduce the amount of custody fees incurred. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended April 30, 2008, custodian fees were increased as a result of overdrafts and decreased as a result of interest earned (and other custodian credits

First American Funds 2008 Semiannual Report   101

Notes toFinancial Statements  (unaudited as to April 30, 2008), all dollars and shares are rounded to thousands (000)

Fund (concluded)

for Global Infrastructure Fund, International Fund, and International Select Fund) as follows:

Fund	Increased	Decreased

Real Estate Securities Fund	$1	$3
Global Infrastructure Fund	—	1
International Fund	—	220
International Select Fund	—	48
Small Cap Growth Opportunities Fund	—	1
Small Cap Select Fund	2	2
Small Cap Value Fund	3	—
Small-Mid Cap Core Fund	3	—
Mid Cap Growth Opportunities Fund	—	8
Mid Cap Value Fund	—	—
Large Cap Growth Opportunities Fund	1	1
Large Cap Select Fund	3	—
Large Cap Value Fund	—	1
Balanced Fund	3	1
Equity Income Fund	—	2

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of each fund’s average daily net assets attributable to Class A, Class B, Class C, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Under the distribution agreement, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended April 30, 2008:

Fund

Real Estate Securities Fund	$95
Global Infrastructure Fund	—
International Fund	33
International Select Fund	4
Small Cap Growth Opportunities Fund	31
Small Cap Select Fund	174
Small Cap Value Fund	38
Small-Mid Cap Core Fund	15
Mid Cap Growth Opportunities Fund	218
Mid Cap Value Fund	76
Large Cap Growth Opportunities Fund	81
Large Cap Select Fund	7
Large Cap Value Fund	76
Balanced Fund	101
Equity Income Fund	174

Fund (concluded)

OTHER FEES AND EXPENSES – In addition to investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended April 30, 2008, legal fees and expenses of $59 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

CDSC as a Percentage
of Dollar Amount
Year Since Purchase	Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the six-month period ended April 30, 2008, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund

Real Estate Securities Fund	$18
International Fund	24
International Select Fund	13
Small Cap Growth Opportunities Fund	9
Small Cap Select Fund	23
Small Cap Value Fund	9
Small-Mid Cap Core Fund	8
Mid Cap Growth Opportunities Fund	44
Mid Cap Value Fund	15
Large Cap Growth Opportunities Fund	32
Large Cap Select Fund	5
Large Cap Value Fund	19
Balanced Fund	25
Equity Income Fund	60

102   First American Funds 2008 Semiannual Report

Fund (concluded)

4 >	Capital Share Transactions

FAIF has 362 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Real Estate		Global
	Securities		Infrastructure	International		International
	Fund		Fund	Fund		Select Fund

	Six-Month Period	Year	12/17/2007*	Six-Month Period	Year	Six-Month Period	12/21/2006*
	Ended	Ended	to	Ended	Ended	Ended	to
	4/30/08	10/31/07	4/30/08	4/30/08	10/31/07	4/30/08	10/31/07

Class A:
Shares issued	1,748	4,146	4	289	753	99	295
Shares issued in lieu of cash distributions	1,294	921	—	317	85	6	—
Shares redeemed	(2,865)	(5,215)	—	(599)	(1,079)	(52)	(29)

Total Class A transactions	177	(148)	4	7	(241)	53	266

Class B1:
Shares issued	17	119	—	21	40	18	27
Shares issued in lieu of cash distributions	43	30	—	45	10	1	—
Shares redeemed	(73)	(114)	—	(81)	(152)	(4)	—

Total Class B transactions	(13)	35	—	(15)	(102)	15	27

Class C1:
Shares issued	117	659	—	21	59	21	25
Shares issued in lieu of cash distributions	96	49	—	41	10	—	—
Shares redeemed	(194)	(398)	—	(55)	(200)	—	(1)

Total Class C transactions	19	310	—	7	(131)	21	24

Class R1:
Shares issued	504	911	—	—	—	—	1
Shares issued in lieu of cash distributions	132	46	—	—	—	—	—
Shares redeemed	(329)	(546)	—	—	—	—	—

Total Class R transactions	307	411	—	—	—	—	1

Class Y:
Shares issued	9,028	7,923	500	2,579	10,532	8,619	30,297
Shares issued in lieu of cash distributions	2,572	1,720	—	6,896	1,920	374	5
Shares redeemed	(6,479)	(11,037)	—	(14,045)	(32,299)	(6,300)	(2,105)

Total Class Y transactions	5,121	(1,394)	500	(4,570)	(19,847)	2,693	28,197

Net increase (decrease) in capital shares	5,611	(786)	504	(4,571)	(20,321)	2,782	28,515

*	Commencement of operations.

[1]	Class B, Class C, and Class R are not offered by Global Infrastructure Fund.

	Small Cap Growth		Small Cap		Small Cap
	Opportunities Fund		Select Fund		Value Fund

	Six-Month		Six-Month		Six-Month
	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/08	10/31/07	4/30/08	10/31/07	4/30/08	10/31/07

Class A:
Shares issued	806	2,066	4,887	12,088	139	680
Shares issued in lieu of cash distributions	572	449	1,153	1,842	496	670
Shares redeemed	(956)	(2,397)	(4,473)	(11,692)	(655)	(1,160)

Total Class A transactions	422	118	1,567	2,238	(20)	190

Class B:
Shares issued	5	12	27	171	4	15
Shares issued in lieu of cash distributions	20	23	97	203	66	103
Shares redeemed	(39)	(156)	(218)	(358)	(118)	(161)

Total Class B transactions	(14)	(121)	(94)	16	(48)	(43)

Class C:
Shares issued	7	42	360	1,625	31	90
Shares issued in lieu of cash distributions	9	8	186	213	41	61
Shares redeemed	(20)	(73)	(507)	(520)	(55)	(133)

Total Class C transactions	(4)	(23)	39	1,318	17	18

Class R:
Shares issued	9	22	768	2,900	52	193
Shares issued in lieu of cash distributions	2	4	209	43	34	24
Shares redeemed	(3)	(67)	(403)	(369)	(56)	(94)

Total Class R transactions	8	(41)	574	2,574	30	123

Class Y:
Shares issued	294	688	3,370	13,513	1,103	2,860
Shares issued in lieu of cash distributions	379	368	2,082	4,956	2,359	3,430
Shares redeemed	(1,134)	(2,772)	(14,300)	(18,273)	(4,469)	(7,072)

Total Class Y transactions	(461)	(1,716)	(8,848)	196	(1,007)	(782)

Net increase (decrease) in capital shares	(49)	(1,783)	(6,762)	6,342	(1,028)	(494)

First American Funds 2008 Semiannual Report   103

Notes toFinancial Statements  (unaudited as to April 30, 2008), all dollars and shares are rounded to thousands (000)

Fund (concluded)

	Small-Mid Cap		Mid Cap Growth		Mid Cap
	Core Fund		Opportunities Fund		Value Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/08	10/31/07	4/30/08	10/31/07	4/30/08	10/31/07

Class A:
Shares issued	200	550	845	2,690	1,176	5,728
Shares issued in lieu of cash distributions	—	—	1,029	747	647	541
Shares redeemed	(292)	(1,238)	(1,232)	(2,071)	(2,183)	(3,006)

Total Class A transactions	(92)	(688)	642	1,366	(360)	3,263

Class B:
Shares issued	12	33	17	49	12	48
Shares issued in lieu of cash distributions	—	—	46	40	23	21
Shares redeemed	(214)	(327)	(41)	(123)	(47)	(90)

Total Class B transactions	(202)	(294)	22	(34)	(12)	(21)

Class C:
Shares issued	66	123	87	241	58	377
Shares issued in lieu of cash distributions	—	—	71	47	64	43
Shares redeemed	(56)	(155)	(130)	(125)	(158)	(152)

Total Class C transactions	10	(32)	28	163	(36)	268

Class R2:
Shares issued	—	—	201	318	334	847
Shares issued in lieu of cash distributions	—	—	80	43	80	47
Shares redeemed	—	—	(129)	(155)	(205)	(488)

Total Class R transactions	—	—	152	206	209	406

Class Y:
Shares issued	1,212	2,627	2,019	4,461	1,317	3,775
Shares issued in lieu of cash distributions	—	4	2,437	1,889	1,476	1,321
Shares redeemed	(2,036)	(2,229)	(3,866)	(4,936)	(3,107)	(4,689)

Total Class Y transactions	(824)	402	590	1,414	(314)	407

Net increase (decrease) in capital shares	(1,108)	(612)	1,434	3,115	(513)	4,323

[2]	Class R is not offered by the Small-Mid Cap Core Fund.

	Large Cap Growth		Large Cap		Large Cap
	Opportunities Fund		Select Fund		Value Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/08	10/31/07	4/30/08	10/31/07	4/30/08	10/31/07

Class A:
Shares issued	146	413	37	121	135	393
Shares issued in lieu of cash distributions	248	33	59	7	698	443
Shares redeemed	(315)	(837)	(87)	(130)	(571)	(1,045)

Total Class A transactions	79	(391)	9	(2)	262	(209)

Class B:
Shares issued	12	29	1	4	7	21
Shares issued in lieu of cash distributions	35	6	7	1	53	37
Shares redeemed	(53)	(183)	(8)	(8)	(73)	(150)

Total Class B transactions	(6)	(148)	—	(3)	(13)	(92)

Class C:
Shares issued	16	40	2	5	11	38
Shares issued in lieu of cash distributions	23	3	3	—	27	18
Shares redeemed	(34)	(93)	(3)	(3)	(19)	(87)

Total Class C transactions	5	(50)	2	2	19	(31)

Class R:
Shares issued	4	4	1	1	2	2
Shares issued in lieu of cash distributions	2	—	—	—	1	1
Shares redeemed	(1)	(7)	(1)	(7)	(1)	(2)

Total Class R transactions	5	(3)	—	(6)	2	1

Class Y:
Shares issued	2,155	2,632	3,969	3,283	1,594	2,404
Shares issued in lieu of cash distributions	1,002	158	1,687	234	3,090	2,150
Shares redeemed	(2,931)	(8,796)	(5,280)	(8,527)	(3,825)	(9,744)

Total Class Y transactions	226	(6,006)	376	(5,010)	859	(5,190)

Net increase (decrease) in capital shares	309	(6,598)	387	(5,019)	1,129	(5,521)

104   First American Funds 2008 Semiannual Report

Fund (concluded)

	Balanced		Equity
	Fund		Income Fund

	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended
	4/30/08	10/31/07	4/30/08	10/31/07

Class A:
Shares issued	196	631	356	931
Shares issued in lieu of cash distributions	996	769	865	1,124
Shares redeemed	(990)	(1,737)	(1,224)	(1,942)

Total Class A transactions	202	(337)	(3)	113

Class B:
Shares issued	29	25	26	79
Shares issued in lieu of cash distributions	76	86	81	125
Shares redeemed	(110)	(580)	(122)	(423)

Total Class B transactions	(5)	(469)	(15)	(219)

Class C:
Shares issued	12	34	23	51
Shares issued in lieu of cash distributions	26	19	43	68
Shares redeemed	(27)	(76)	(74)	(262)

Total Class C transactions	11	(23)	(8)	(143)

Class R:
Shares issued	4	2	4	39
Shares issued in lieu of cash distributions	—	—	5	4
Shares redeemed	—	(1)	(3)	(18)

Total Class R transactions	4	1	6	25

Class Y:
Shares issued	1,142	1,971	2,868	5,150
Shares issued in lieu of cash distributions	2,078	1,790	2,546	3,727
Shares redeemed	(4,686)	(6,272)	(8,735)	(15,349)

Total Class Y transactions	(1,466)	(2,511)	(3,321)	(6,472)

Net decrease in capital shares	(1,254)	(3,339)	(3,341)	(6,696)

Class B shares converted to Class A shares (reflected above as Class A shares issued and Class B shares redeemed) during the six-month period ended April 30, 2008, and the fiscal period ended October 31, 2007, were as follows:

	Six-Month	Fiscal
	Period	Period
	Ended	Ended
Fund	4/30/08	10/31/07

Real Estate Securities Fund	10	13
International Fund	51	47
Small Cap Growth Opportunities Fund	—	66
Small Cap Select Fund	46	125
Small Cap Value Fund	18	39
Small-Mid Cap Core Fund	158	106
Mid Cap Growth Opportunities Fund	9	71
Mid Cap Value Fund	11	34
Large Cap Growth Opportunities Fund	29	99
Large Cap Select Fund	—	1
Large Cap Value Fund	38	76
Balanced Fund	30	407
Equity Income Fund	21	223

Fund (concluded)

5 >	Investment Security Transactions

During the six-month period ended April 30, 2008, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

	U.S. Government		Other Investment
	Securities		Securities
Fund	Purchases	Sales	Purchases	Sales

Real Estate Securities Fund	$—	$—	$634,151	$629,366
Global Infrastructure Fund	—	—	8,159	3,089
International Fund	—	—	122,466	332,154
International Select Fund	—	—	100,483	108,235
Small Cap Growth Opportunities Fund	—	—	154,162	176,063
Small Cap Select Fund	—	—	273,142	392,056
Small Cap Value Fund	—	—	60,120	113,705
Small-Mid Cap Core Fund	—	—	71,646	82,973
Mid Cap Growth Opportunities Fund	—	—	949,913	1,029,896
Mid Cap Value Fund	—	—	442,465	482,340
Large Cap Growth Opportunities Fund	—	—	384,938	436,449
Large Cap Select Fund	—	—	359,340	410,452
Large Cap Value Fund	—	—	306,494	405,314
Balanced Fund	42,923	78,479	164,875	175,321
Equity Income Fund	—	—	167,235	301,831

First American Funds 2008 Semiannual Report   105

Notes toFinancial Statements  (unaudited as to April 30, 2008), all dollars and shares are rounded to thousands (000)

Fund (concluded)

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal tax purposes at April 30, 2008, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Fund	Appreciation	Depreciation	Net	Tax Cost

Real Estate Securities Fund	$173,060	$(14,299)	$158,761	$1,105,184
Global Infrastructure Fund	198	(239)	(41)	5,132
International Fund	421,196	(36,564)	384,632	1,215,296
International Select Fund	32,169	(19,438)	12,731	393,486
Small Cap Growth Opportunities Fund	27,631	(20,231)	7,400	350,669
Small Cap Select Fund	79,532	(86,979)	(7,447)	1,075,029
Small Cap Value Fund	29,824	(30,194)	(370)	412,617
Small-Mid Cap Core Fund	10,144	(5,669)	4,475	130,452
Mid Cap Growth Opportunities Fund	321,768	(57,745)	264,023	2,179,080
Mid Cap Value Fund	118,710	(42,733)	75,977	1,219,150
Large Cap Growth Opportunities Fund	136,485	(11,570)	124,915	900,935
Large Cap Select Fund	34,640	(14,934)	19,706	497,554
Large Cap Value Fund	97,150	(27,728)	69,422	882,909
Balanced Fund	17,472	(10,289)	7,183	340,193
Equity Income Fund	290,200	(34,355)	255,845	1,187,607

6 >	Options Written

Transactions in options written for the six-month period ended April 30, 2008, were as follows:

	Put Options Written		Call Options Written
	Number of	Premium	Number of	Premium
Balanced Fund	Contracts	Amount	Contracts	Amount

Balance at October 31, 2007	—	$—	41	$10
Opened	307	150	325	143
Expired	(131)	(52)	(150)	(53)
Closed	(51)	(25)	(134)	(48)

Balance at April 30, 2008	125	$73	82	$52

7 >	Sector Risk

Portfolios that primarily invest in a particular sector may experience greater volatility than portfolios investing in a broad range of industry sectors. Real Estate Securities Fund primarily invests in income-producing common stocks of publicly traded companies engaged in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional, and national basis in the past and that may continue in the future. Global Infrastructure Fund concentrates its investments in infrastructure-related securities. Because the securities invested in the industrial and utility sectors are primarily infrastructure-related businesses, they therefore have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. As of April 30, 2008, Small Cap Growth Opportunities Fund and Large Cap Growth Opportunities Fund each had a significant portion of their assets invested
Fund (concluded)

in the information technology sector, which could be more sensitive to short product cycles and aggressive pricing than the technology industry as a whole. As of the same date, International Fund, Small Cap Value Fund, and Mid Cap Value Fund, had significant portions of their assets invested in the financials sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

8 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims of losses pursuant to these contracts and expect the risk of loss to be remote.

9 >	Redemption-in-Kind Transactions

On November 29, 2007, $1,595 was redeemed from the Small Cap Growth Opportunities Fund as a redemption-in-kind transaction and on March 14, 2008, $13,066 was redeemed from the Equity Income Fund as a redemption-in-kind transaction. In each transaction, the fund paid redemption proceeds by distributing a proportionate amount of securities in the fund’s portfolio. Remaining shareholders in the fund did not recognize any additional capital gains from the transaction.

10 >	Regulatory Settlement Proceeds

Small Cap Growth Opportunities Fund received $177 from Veras Capital Partners in settlement of administrative proceeds involving findings by the Securities and Exchange Commission of market timing and late trading of mutual funds. The settlement is presented in the fund’s Statement of Changes in Net Assets for the year ended October 31, 2007. Neither the fund nor its affiliates were involved in the proceedings.

11 >	New Accounting Pronouncements

In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2008, the funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

106   First American Funds 2008 Semiannual Report

Fund (concluded)

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why the fund uses derivative instruments, (b) how derivative instruments are accounted for under FAS 133 and its related interpretations, and (c) how derivative instruments affect the fund’s financial position and financial performance. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. The funds do not expect FAS 161 to have a material impact on their financial statements; however additional disclosures will be required.

12 >	Subsequent Events

On June 11, 2008, $84,930 was redeemed from the International Fund as a redemption-in-kind transaction. In this transaction, the fund paid redemption proceeds by distributing a proportionate amount of securities in the fund’s portfolio. Remaining shareholders in the fund did not recognize any additional capital gains from the transaction.

At a meeting held on June 18, 2008, the board of directors of First American Investment Funds, Inc., approved the appointment of Altrinsic Global Advisors, LLC (“Altrinsic”) and Hansberger Global Investors, Inc. (“HGI”) as sub-advisors to International Fund (the “fund”), subject to the approval of the fund’s shareholders. A shareholder meeting to vote on the appointment of Altrinsic and HGI has been tentatively scheduled for September 18, 2008. Assuming shareholder approval is obtained, Altrinsic and HGI are expected to assume management of the fund from the fund’s current sub-advisor, J.P. Morgan Investment Management Inc. (“JPMorgan”), shortly after the shareholder meeting. A proxy statement containing more detailed information will be provided to the fund’s shareholders before they are asked to vote on the appointments of Altrinsic and HGI.

The board of directors also recommended that, in conjunction with approving Altrinsic and HGI as sub-advisors to the fund, the shareholders of the fund approve a “manager-of-managers” structure for the fund whereby the fund’s investment advisor, FAF Advisors, Inc., would be allowed to engage sub-advisors and materially amend sub-advisory agreements, upon approval of the fund’s board of directors, without obtaining shareholder approval. The fund would be required to provide shareholders, in writing, with information about any new sub-advisors within 90 days of their hiring. This manager-of-managers proposal will be presented to the fund’s shareholders for approval at the shareholder meeting tentatively scheduled for September 18, 2008.

First American Funds 2008 Semiannual Report   107

Fund (concluded)

Notice toShareholders	April 30, 2008 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available at www.firstamericanfunds.com and on the U.S. Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge, upon request, by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter-end.

108   First American Funds 2008 Semiannual Report

Fund (concluded)

Board of Directors  First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Investment Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Investment Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds 2008 Semiannual Report   109

Fund (concluded)

Direct fund correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Fund (concluded)

INVESTMENT ADVISOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

ADMINISTRATOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIANS
U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101

State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02111

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402

COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit www.firstamericanfunds.com

0040-08  6/2008  SAR-EQUITY

FIRST AMERICAN FUNDS.

April 30, 2008

2008 SEMIANNUAL REPORT

Index Funds

Explanation of Financial Statements	1
Holdings Summaries	2
Expense Examples	3
Schedule of Investments	5
Statements of Assets and Liabilities	29
Statements of Operations	30
Statements of Changes in Net Assets	31
Financial Highlights	32
Notes to Financial Statements	38
Notice to Shareholders	45

Mutual fund investing involves risk; principal loss is possible.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments in securities, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentages of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds 2008 Semiannual Report   1

Holdings Summaries  April 30, 2008

Equity Index Fund1

 Top 10 Holdings  (% of net assets)

Exxon Mobil	4.1%
General Electric	2.7
AT&T	1.9
Microsoft	1.9
Procter & Gamble	1.7
Chevron	1.7
Johnson & Johnson	1.6
Bank of America	1.3
JPMorgan Chase	1.3
IBM	1.3

 Sector Allocation  (% of net assets)

Financials	16.9%
Information Technology	15.9
Energy	13.9
Industrials	11.7
Healthcare	11.1
Consumer Staples	10.4
Consumer Discretionary	8.6
Materials	3.6
Utilities	3.5
Telecommunication Services	3.4
Short-Term Investments	1.0

100.0%

Mid Cap Index Fund1

 Top 10 Holdings  (% of net assets)

First American Prime Obligations Fund, Class Z	4.0%
Southwestern Energy	1.3
Intuitive Surgical	1.0
FMC Technologies	0.8
Arch Coal	0.7
Amphenol, Class A	0.7
Millennium Pharmaceuticals	0.7
Equitable Resources	0.7
Joy Global	0.7
Activision	0.7

 Sector Allocation  (% of net assets)

Industrials	15.9%
Financials	15.6
Information Technology	12.7
Healthcare	11.8
Consumer Discretionary	11.3
Energy	9.9
Utilities	7.5
Materials	7.3
Consumer Staples	3.1
Telecommunication Services	0.6
Short-Term Investments	4.3

100.0%

Small Cap Index Fund1

 Top 10 Holdings  (% of net assets)

First American Prime Obligations Fund, Class Z	8.8%
CF Industries Holdings	0.6
U.S. Treasury Bill, 2.240%, 06/26/2008	0.6
Hologic	0.6
Priceline.com	0.4
Bucyrus International	0.4
FLIR Systems	0.4
Petrohawk Energy	0.4
Illumina	0.3
Exterran Holdings	0.3

 Sector Allocation  (% of net assets)

Financials	17.6%
Information Technology	15.5
Industrials	14.3
Consumer Discretionary	12.4
Healthcare	11.6
Energy	7.1
Materials	5.7
Utilities	2.8
Consumer Staples	2.8
Telecommunication Services	1.2
Short-Term Investments	9.4
Other Assets and Liabilities, Net[2]	(0.4)

100.0%

[1]	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

2   First American Funds 2008 Semiannual Report

Expense Examples

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Equity Index Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/07 to
	Value (11/01/07)	Value (4/30/08)	4/30/08)

Class A Actual[2]	$1,000.00	$902.10	$2.93

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.12

Class B Actual[2]	$1,000.00	$898.80	$6.47

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$6.87

Class C Actual[2]	$1,000.00	$898.40	$6.47

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$6.87

Class R Actual[2]	$1,000.00	$900.90	$4.11

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.37

Class Y Actual[2]	$1,000.00	$903.20	$1.75

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.02	$1.86

[1]	Expenses are equal to the fund’s annualized expense ratio (including waivers) for the most recent six-month period of 0.62%, 1.37%, 1.37%, 0.87%, and 0.37% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2008 of -9.79%, -10.12%, -10.16%, -9.91%, and -9.68% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2008 Semiannual Report   3

Expense Examples  concluded

 Mid Cap Index Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/07 to
	Value (11/01/07)	Value (4/30/08)	4/30/08)

Class A Actual[2]	$1,000.00	$928.40	$3.60

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77

Class B Actual[2]	$1,000.00	$925.30	$7.18

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.52

Class C Actual[2]	$1,000.00	$925.60	$7.18

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.52

Class R Actual[2]	$1,000.00	$926.90	$4.79

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.02

Class Y Actual[2]	$1,000.00	$930.30	$2.40

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.51

[1]	Expenses are equal to the fund’s annualized expense ratio (including waivers) for the most recent six-month period of 0.75%, 1.50%, 1.50%, 1.00%, and 0.50% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six month period ended April 30, 2008 of -7.16%, -7.47%, -7.44%, -7.31%, and -6.97% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Small Cap Index Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/07 to
	Value (11/01/07)	Value (4/30/08)	4/30/08)

Class A Actual[4]	$1,000.00	$870.60	$3.86

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.17

Class B Actual[4]	$1,000.00	$867.60	$7.34

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,017.01	$7.92

Class C Actual[4]	$1,000.00	$866.90	$7.33

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.01	$7.92

Class R Actual[4]	$1,000.00	$869.20	$5.02

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.42

Class Y Actual[4]	$1,000.00	$871.60	$2.70

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$2.92

[3]	Expenses are equal to the fund’s annualized expense ratio (including waivers) for the most recent six-month period of 0.83%, 1.58%, 1.58%, 1.08%, and 0.58% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[4]	Based on the actual returns for the six month period ended April 30, 2008 of -12.94%, -13.24%, -13.31%, -13.08%, and -12.84% for Class A, Class B, Class C, Class R, and Class Y, respectively.

4   First American Funds 2008 Semiannual Report

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Equity Index Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 99.0%
Consumer Discretionary – 8.6%
Abercrombie & Fitch, Class A (a)	12,041	$895
Amazon.com (a) (b)	42,781	3,364
Apollo Group, Class A (a) (b)	19,306	983
AutoNation (a) (b)	23,131	370
Autozone (a) (b)	6,292	760
Bed Bath & Beyond (a) (b)	40,905	1,329
Best Buy (a)	48,736	2,097
Big Lots (a) (b)	15,735	425
Black & Decker (a)	9,025	592
Brunswick (a)	12,750	213
Carnival	58,482	2,349
CBS, Class B (a)	106,198	2,450
Centex	17,557	366
Clear Channel Communications (b)	65,323	1,970
Coach (a) (b)	51,624	1,836
Comcast, Class A (a)	432,763	8,893
D.R. Horton (a)	38,512	597
Darden Restaurants (a)	18,279	650
Dillard’s, Class A (a)	8,374	171
DIRECTV Group (a) (b)	102,035	2,514
E.W. Scripps, Class A	10,336	464
Eastman Kodak (a)	38,609	691
Expedia (a) (b)	28,353	716
Family Dollar Stores (a)	21,170	453
Ford Motor (a) (b)	285,250	2,356
Fortune Brands	19,399	1,312
GameStop, Class A (a) (b)	22,089	1,216
Gannett (a)	32,653	935
Gap (a)	68,213	1,270
General Motors (a)	78,779	1,828
Genuine Parts	23,597	1,002
Goodyear Tire & Rubber (a) (b)	30,546	818
H&R Block (a)	45,544	996
Harley-Davidson (a)	33,521	1,282
Harman International Industries	8,474	346
Hasbro	21,503	765
Home Depot (a)	218,008	6,279
IAC/InterActiveCorp (a) (b)	30,410	633
International Game Technology (a)	45,725	1,589
Interpublic Group of Companies (a) (b)	56,517	511
J.C. Penney (a)	30,891	1,313
Johnson Controls (a)	81,870	2,887
Jones Apparel Group	16,163	256
KB HOME	10,822	244
Kohl’s (a) (b)	41,872	2,045
Leggett & Platt (a)	25,108	417
Lennar	19,551	360
Limited Brands (a)	47,526	880
Liz Claiborne (a)	14,568	258
Lowe’s (a)	210,854	5,311
Macy’s (a)	62,473	1,580
Marriott International, Class A (a)	44,292	1,519
Mattel (a)	52,586	986
McDonald’s (a)	165,197	9,842
McGraw-Hill (a)	52,776	2,163
New York Times, Class A (a)	19,686	384
Newell Rubbermaid (a)	36,897	758
News (a)	322,307	5,769
Nike, Class B (a)	51,513	3,441
Nordstrom (a)	27,497	970
Office Depot (a) (b)	38,271	485
OfficeMax	9,472	173
Omnicom Group (a)	49,631	2,369
Polo Ralph Lauren (a)	8,489	527
Pulte Homes (a)	30,042	392
RadioShack (a)	19,150	266
Sears (a) (b)	10,521	1,037
Sherwin-Williams (a)	14,678	812
Snap-On	7,962	472
Stanley Works (a)	11,006	531
Staples (a)	99,502	2,159
Starbucks (b)	102,815	1,669
Starwood Hotels & Resorts Worldwide (a)	28,945	1,511
Target (a)	116,049	6,166
Tiffany & Company (a)	20,291	883
Time Warner (a)	524,341	7,786
TJX	59,166	1,906
VF (a)	11,907	886
Viacom, Class B (a) (b)	93,872	3,608
Walt Disney (a)	272,273	8,830
Wendy’s International	12,070	350
Whirlpool (a)	10,657	776
Wyndham Worldwide (a)	24,851	534
Yum! Brands (a)	70,117	2,852

		146,649

Consumer Staples – 10.4%
Altria Group	290,942	5,819
Anheuser-Busch	105,652	5,198
Archer-Daniels-Midland (a)	89,461	3,942
Avon Products (a)	65,238	2,546
Brown-Forman, Class B (a)	10,456	711
Campbell Soup	24,356	848
Clorox	20,481	1,085
Coca-Cola (a)	281,381	16,565
Coca-Cola Enterprises (a)	30,194	679
Colgate-Palmolive (a)	70,355	4,974
ConAgra Foods	72,522	1,709
Constellation Brands, Class A (b)	26,197	481
Costco Wholesale (a)	60,632	4,320
CVS Caremark (a)	210,529	8,499
Dean Foods (a) (b)	17,980	418
Estee Lauder, Class A (a)	10,044	458
General Mills	44,315	2,677
H.J. Heinz (a)	45,611	2,145
Hershey Foods (a)	24,788	927
Kellogg (a)	34,951	1,788
Kimberly-Clark	59,019	3,777
Kraft Foods, Class A	214,213	6,775
Kroger (a)	98,530	2,685
McCormick	18,258	690
Molson Coors Brewing, Class B (a)	14,403	790
Pepsi Bottling	18,790	633
PepsiCo (a)	228,764	15,677
Philip Morris International (b)	290,942	14,847
Procter & Gamble	434,488	29,132
Reynolds American (a)	23,682	1,275
Safeway (a)	60,955	1,926
Sara Lee (a)	103,508	1,502
SUPERVALU (a)	28,731	951
Sysco (a)	90,574	2,769
Tyson Foods, Class A	34,180	608
UST (a)	22,259	1,159
Walgreen (a)	137,418	4,789
Wal-Mart Stores (a)	330,031	19,135
Whole Foods Market (a)	19,569	639
Wrigley, William Jr. (a)	27,858	2,122

		177,670

First American Funds 2008 Semiannual Report   5

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Equity Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Energy – 13.9%
Anadarko Petroleum	65,693	$4,373
Apache (a)	45,979	6,192
Baker Hughes	46,842	3,789
BJ Services (a)	40,953	1,158
Cameron International (a) (b)	30,504	1,502
Chesapeake Energy (a)	61,232	3,166
Chevron (a)	297,483	28,603
ConocoPhillips	226,621	19,523
CONSOL Energy	25,319	2,050
Devon Energy (a)	62,960	7,140
El Paso (a)	96,867	1,660
ENSCO International (a)	20,160	1,285
EOG Resources (a)	34,719	4,530
Exxon Mobil	753,726	70,149
Halliburton (a)	130,462	5,990
Hess (a)	38,207	4,058
Marathon Oil	96,512	4,398
Murphy Oil (a)	24,214	2,187
Nabors Industries (a) (b)	40,348	1,515
National-Oilwell Varco (a) (b)	50,176	3,435
Noble Energy	23,977	2,086
Noble	38,263	2,153
Occidental Petroleum	114,174	9,500
Peabody Energy	36,870	2,254
Range Resources (a)	21,069	1,399
Rowan (a)	15,057	587
Schlumberger (a)	164,505	16,541
Smith International (a)	27,112	2,074
Spectra Energy (a)	81,699	2,018
Sunoco	16,815	780
Tesoro	19,023	478
Transocean (a) (b)	44,416	6,550
Valero Energy	75,927	3,709
Weatherford International (a) (b)	46,700	3,767
Williams	82,856	2,941
XTO Energy (a)	71,727	4,437

		237,977

Financials – 16.9%
ACE (a)	42,137	2,540
AFLAC (a)	68,053	4,537
Allstate (a)	78,768	3,967
Ambac Financial Group (a)	33,205	154
American Capital Strategies (a)	27,308	867
American Express (a)	165,464	7,946
American International Group	354,520	16,379
Ameriprise Financial	31,795	1,510
AON	44,571	2,023
Apartment Investment & Management – REIT (a)	14,045	519
Assurant	13,746	894
AvalonBay Communities – REIT (a)	11,020	1,099
Bank of America (a)	613,909	23,046
Bank Of New York Mellon (a)	157,478	6,855
BB&T (a)	73,469	2,519
Bear Stearns	16,488	177
Boston Properties – REIT (a)	16,462	1,654
Capital One Financial	57,567	3,051
CB Richard Ellis Group (a) (b)	25,879	598
Charles Schwab	131,967	2,851
Chubb	49,327	2,613
Cincinnati Financial	21,333	766
CIT Group (a)	39,640	432
Citigroup	731,760	18,492
CME Group (a)	7,495	3,429
Comerica (a)	22,639	786
Countrywide Financial (a)	81,617	472
Developers Diversified Realty – REIT (a)	17,293	743
Discover Financial Services (a)	68,109	1,240
E*TRADE Financial (a) (b)	61,277	244
Equity Residential Properties Trust – REIT (a)	40,342	1,675
Fannie Mae	131,062	3,709
Federated Investors, Class B	11,377	381
Fifth Third Bancorp (a)	75,308	1,614
First Horizon National (a)	17,769	192
Franklin Resources	22,808	2,170
Freddie Mac (a)	90,254	2,248
General Growth Properties – REIT (a)	33,906	1,389
Genworth Financial, Class A	61,251	1,412
Goldman Sachs Group	56,546	10,821
Hartford Financial Services Group	38,798	2,765
HCP – REIT	27,794	992
Host Hotels & Resorts – REIT (a)	72,518	1,247
Hudson City Bancorp	72,858	1,394
Huntington Bancshares (a)	51,476	483
IntercontinentalExchange (a) (b)	9,858	1,529
Janus Capital Group (a)	24,378	684
JPMorgan Chase (a)	482,419	22,987
KeyCorp (a)	55,614	1,342
Kimco Realty – REIT (a)	35,022	1,398
Legg Mason	16,923	1,020
Lehman Brothers Holdings (a)	73,451	3,249
Leucadia National (a)	22,758	1,166
Lincoln National (a)	41,466	2,229
Loew’s	61,683	2,597
M&T Bank (a)	10,907	1,017
Marsh & McLennan (a)	71,181	1,964
Marshall & Ilsley (a)	35,827	895
MBIA (a)	22,266	232
Merrill Lynch	136,554	6,804
MetLife (a)	99,676	6,065
MGIC Investment (a)	13,976	182
Moody’s (a)	30,782	1,138
Morgan Stanley (a)	147,319	7,160
National City	106,769	673
Northern Trust (a)	26,977	1,999
NYSE Euronext (a)	36,553	2,416
Plum Creek Timber – REIT (a)	25,347	1,035
PNC Financial Services Group (a)	47,711	3,309
Principal Financial Group (a)	42,009	2,254
Progressive (a)	99,987	1,819
ProLogis – REIT (a)	35,493	2,222
Prudential Financial (a)	64,752	4,902
Public Storage – REIT (a)	17,505	1,588
Regions Financial (a)	100,255	2,198
SAFECO (a)	15,875	1,060
Simon Property Group – REIT (a)	30,904	3,086
SLM (a) (b)	62,808	1,164
Sovereign Bancorp (a)	51,590	385
State Street	55,241	3,985
SunTrust Banks (a)	46,185	2,575
T. Rowe Price Group (a)	37,072	2,171
Torchmark	14,254	923
Travelers	93,332	4,704
U.S. Bancorp (a) (c)	247,932	8,402
UnumProvident	46,595	1,081
Vornado Realty Trust – REIT (a)	18,048	1,680
Wachovia (a)	294,755	8,592
Washington Mutual	148,653	1,827
Wells Fargo (a)	452,667	13,467

The accompanying notes are an integral part of the financial statements.

6   First American Funds 2008 Semiannual Report

Equity Index Fund (continued)
DESCRIPTION	SHARES	VALUE

XL Capital Limited, Class A (a)	25,524	$891
Zions Bancorporation	13,588	630

		289,591

Healthcare – 11.1%
Abbott Laboratories	212,651	11,217
Aetna (a)	70,940	3,093
Allergan (a)	42,541	2,398
AmerisourceBergen (a)	24,960	1,012
Amgen (a) (b)	150,336	6,295
Applied Biosystems Group – Applera (a)	27,195	868
Barr Pharmaceuticals (b)	15,196	763
Baxter International	90,201	5,621
Becton, Dickinson & Company	34,485	3,083
Biogen IDEC (a) (b)	40,934	2,484
Boston Scientific (a) (b)	165,718	2,209
Bristol-Myers Squibb	272,197	5,980
C.R. Bard (a)	14,173	1,335
Cardinal Health	52,119	2,714
Celgene (a) (b)	61,150	3,800
CIGNA (a)	39,854	1,702
Coventry Health Care (a) (b)	21,706	971
Covidien (a)	68,317	3,190
Eli Lilly	137,110	6,601
Express Scripts (a) (b)	35,687	2,499
Forest Laboratories, Class A (a) (b)	43,994	1,527
Genzyme (b)	35,927	2,528
Gilead Sciences (a) (b)	129,215	6,688
Hospira (a) (b)	22,538	928
Humana (a) (b)	22,416	1,071
IMS Health	27,157	672
Johnson & Johnson (a)	400,810	26,890
King Pharmaceuticals (a) (b)	33,657	316
Laboratory Corporation of America (a) (b)	16,084	1,216
McKesson HBOC (a)	41,440	2,160
Medco Health Solutions (b)	75,069	3,719
Medtronic (a)	162,290	7,900
Merck	298,059	11,338
Millipore (b)	6,635	465
Mylan Laboratories (a)	41,983	553
Patterson Companies (a) (b)	18,842	644
PerkinElmer	18,478	491
Pfizer	950,273	19,110
Quest Diagnostics	21,705	1,089
Schering-Plough	213,469	3,930
St. Jude Medical (a) (b)	46,784	2,048
Stryker (a)	38,761	2,513
Tenet Healthcare (a) (b)	65,807	421
Thermo Fisher Scientific (a) (b)	55,361	3,204
UnitedHealth Group (a)	175,885	5,739
Varian Medical Systems (a) (b)	17,645	827
Watson Pharmaceuticals (a) (b)	15,058	467
WellPoint (b)	76,170	3,790
Wyeth	186,106	8,276
Zimmer Holdings (a) (b)	33,953	2,518

		190,873

Industrials – 11.7%
3M (a)	99,665	7,664
Allied Waste Industries (a) (b)	28,061	347
Avery Dennison (a)	14,797	713
Boeing	108,258	9,187
Burlington Northern Santa Fe (a)	41,599	4,266
C.H. Robinson Worldwide (a)	23,678	1,484
Caterpillar (a)	89,513	7,329
Cintas (a)	18,359	544
Cooper Industries, Class A (a)	25,360	1,075
CSX	60,284	3,795
Cummins	28,862	1,808
Danaher (a)	32,060	2,501
Deere & Company (a)	62,283	5,236
Dover	22,227	1,100
Eaton	20,073	1,763
Emerson Electric (a)	112,123	5,860
Equifax (a)	17,560	672
Expeditors International of Washington (a)	26,659	1,242
FedEx (a)	41,650	3,993
Fluor (a)	10,752	1,644
General Dynamics	52,778	4,772
General Electric	1,413,029	46,206
Goodrich	16,394	1,117
Honeywell International	108,055	6,418
Illinois Tool Works (a)	55,344	2,894
Ingersoll-Rand, Class A (a)	42,224	1,874
ITT (a)	24,986	1,599
Jacobs Engineering Group (a) (b)	17,056	1,472
L-3 Communications Holdings (a)	17,278	1,926
Lockheed Martin (a)	48,385	5,131
Manitowoc (a)	17,376	657
Masco (a)	52,309	953
Monster Worldwide (a) (b)	17,502	426
Norfolk Southern	56,435	3,362
Northrop Grumman	48,442	3,564
Paccar (a)	51,860	2,454
Pall	17,153	596
Parker Hannifin (a)	23,908	1,909
Pitney Bowes (a)	23,578	851
Precision Castparts	18,917	2,224
R.R. Donnelley & Sons	30,199	925
Raytheon (a)	60,232	3,853
Robert Half International (a)	22,323	529
Rockwell Automation	23,133	1,255
Rockwell Collins	23,972	1,513
Ryder System (a)	8,293	568
Southwest Airlines (a)	109,781	1,453
Terex (b)	13,983	974
Textron	36,464	2,225
Trane	24,374	1,134
Tyco International	68,327	3,197
Union Pacific (a)	36,287	5,269
United Parcel Service, Class B (a)	146,757	10,627
United Technologies	136,931	9,923
W.W. Grainger (a)	10,527	913
Waste Management	72,112	2,603

		199,589

Information Technology – 15.9%
Adobe Systems (a) (b)	82,068	3,060
Advanced Micro Devices (a) (b)	84,315	502
Affiliated Computer Services, Class A (a) (b)	13,713	726
Agilent Technologies (a) (b)	58,841	1,778
Akamai Technologies (a) (b)	22,993	822
Altera	49,350	1,050
Analog Devices (a)	42,893	1,382
Apple (b)	122,548	21,317
Applied Materials (a)	191,201	3,568
Autodesk (a) (b)	31,257	1,188
Automatic Data Processing (a)	80,059	3,539
BMC Software (a) (b)	28,248	982
Broadcom, Class A (a) (b)	65,133	1,691
CA	57,059	1,263
Ciena (a) (b)	11,938	404

First American Funds 2008 Semiannual Report   7

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Equity Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Cisco Systems (a) (b)	837,479	$21,473
Citrix Systems (a) (b)	26,347	863
Cognizant Technology Solutions, Class A (a) (b)	39,759	1,282
Computer Sciences (a) (b)	23,208	1,012
Compuware (a) (b)	42,125	318
Convergys (b)	19,214	302
Corning (a)	217,566	5,811
Dell (a) (b)	293,314	5,464
eBay (b)	156,944	4,911
Electronic Arts (a) (b)	42,091	2,166
Electronic Data Systems	65,627	1,218
EMC (a) (b)	290,299	4,471
Fidelity National Information Services	22,591	815
Fiserv (a) (b)	25,563	1,292
Google, Class A (a) (b)	32,214	18,500
Hewlett-Packard (a)	346,503	16,060
IBM	188,955	22,807
Intel	795,452	17,707
Intuit (a) (b)	48,308	1,303
Jabil Circuit	28,823	314
JDS Uniphase (a) (b)	30,655	439
Juniper Networks (a) (b)	73,591	2,033
KLA-Tencor (a)	26,238	1,146
Lexmark International Group, Class A (a) (b)	13,083	411
Linear Technology (a)	30,707	1,073
LSI Logic (a) (b)	106,572	661
MEMC Electronic Materials (a) (b)	31,759	2,000
Microchip Technology (a)	30,203	1,110
Micron Technology (a) (b)	106,212	820
Microsoft (a)	1,130,421	32,240
Molex	19,613	557
Motorola (a)	320,287	3,190
National Semiconductor (a)	33,273	678
NetApp (a) (b)	50,755	1,228
Novell (b)	52,757	331
Novellus Systems (a) (b)	18,320	400
NVIDIA (a) (b)	76,187	1,566
Oracle (a) (b)	546,493	11,394
Paychex	45,347	1,649
QLogic (a) (b)	22,160	354
QUALCOMM	230,435	9,952
SanDisk (a) (b)	31,556	855
Seagate Technology, Escrow Shares (b) (d)	44,886	—
Sun Microsystems (a) (b)	123,685	1,937
Symantec (a) (b)	124,747	2,148
Tellabs (a) (b)	62,644	323
Teradata (a) (b)	24,978	532
Teradyne (b)	26,478	352
Texas Instruments	186,418	5,436
Total System Services	19,234	458
Tyco Electronics	68,319	2,556
Unisys (b)	44,518	185
VeriSign (a) (b)	33,924	1,223
Waters (b)	15,293	940
Western Union	107,053	2,462
Xerox	130,435	1,822
Xilinx	47,808	1,184
Yahoo! (a) (b)	187,093	5,128

		272,134

Materials – 3.6%
Air Products and Chemicals (a)	30,994	3,051
Alcoa	121,127	4,213
Allegheny Technologies (a)	14,193	977
Ashland	9,555	507
Ball (a)	14,127	760
Bemis (a)	14,389	378
Dow Chemical (a)	133,527	5,361
E.I. Du Pont de Nemours (a)	125,324	6,130
Eastman Chemical (a)	9,989	734
Ecolab (a)	25,195	1,158
Freeport-McMoRan Copper & Gold (a)	53,004	6,029
Hercules (a)	14,782	278
International Flavors & Fragrances (a)	9,452	431
International Paper (a)	60,294	1,578
MeadWestvaco	24,701	650
Monsanto	77,022	8,782
Newmont Mining (a)	62,151	2,748
Nucor	41,820	3,157
Pactiv (b)	20,058	477
PPG Industries	23,041	1,414
Praxair	44,910	4,101
Rohm & Haas (a)	19,761	1,056
Sealed Air	22,316	564
Sigma-Aldrich (a)	18,296	1,043
Titanium Metals (a)	12,025	183
United States Steel	16,415	2,527
Vulcan Materials (a)	13,936	959
Weyerhaeuser	30,602	1,955

		61,201

Telecommunication Services – 3.4%
American Tower, Class A (a) (b)	56,968	2,473
AT&T	852,275	32,992
CenturyTel (a)	15,140	491
Citizens Communications (a)	47,445	509
Embarq	20,732	862
Qwest Communications International	221,926	1,145
Sprint Nextel (a)	400,586	3,201
Verizon Communications	398,756	15,344
Windstream	65,644	771

		57,788

Utilities – 3.5%
AES (a) (b)	92,838	1,612
Allegheny Energy	22,934	1,234
Ameren (a)	26,860	1,218
American Electric Power	53,289	2,378
CenterPoint Energy (a)	43,989	670
CMS Energy	31,649	462
Consolidated Edison	31,039	1,291
Constellation Energy	24,995	2,116
Dominion Resources (a)	79,856	3,465
DTE Energy (a)	22,336	900
Duke Energy (a)	174,318	3,192
Dynegy, Class A (b)	69,697	601
Edison International (a)	43,959	2,293
Entergy	31,930	3,668
Exelon	92,867	7,938
FirstEnergy	44,924	3,398
FPL Group (a)	56,033	3,714
Integrys Energy Group (a)	10,742	514
Nicor (a)	6,302	221
NiSource	37,935	679
Pepco Holdings	27,589	687
PG&E	53,084	2,123
Pinnacle West Capital	13,873	471
PPL (a)	53,317	2,560
Progress Energy	33,236	1,396
Public Service Enterprise Group	70,156	3,081
Questar	24,286	1,507
Sempra Energy	36,501	2,069

The accompanying notes are an integral part of the financial statements.

8   First American Funds 2008 Semiannual Report

Equity Index Fund (concluded)
DESCRIPTION	SHARES/PAR	VALUE

Southern	100,224	$3,731
TECO Energy (a)	29,003	464
Xcel Energy	56,531	1,176

		60,829

Total Common Stocks (Cost $1,022,485)		1,694,301

Short-Term Investments – 1.0%
Money Market Fund – 0.8%
First American Prime Obligations Fund, Class Z (c)	14,312,166	14,312

U.S. Treasury Obligation – 0.2%
U.S. Treasury Bill
2.240%, 06/26/2008 (e)	$2,900	2,890

Total Short-Term Investments (Cost $17,202)		17,202

Investment Purchased with Proceeds from Securities Lending – 41.1%
Mount Vernon Securities Lending Prime Portfolio (f)
(Cost $703,843)	703,842,914	703,843

Total Investments – 141.1% (Cost $1,743,530)		2,415,346

Other Assets and Liabilities, Net – (41.1)%		(704,028)

Total Net Assets – 100.00%		$1,711,318

(a)	This security or a portion of this security is out on loan at April 30, 2008. Total loaned securities had a value of $677,105 at April 30, 2008. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	Investment in affiliated security. As of April 30, 2008, the market value of these investments was $22,714 or 1.3% of total net assets. See notes 3 and 4 in Notes to Financial Statements.

(d)	Security is fair valued and illiquid. As of April 30, 2008, the value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(e)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of April 30, 2008. See note 2 in Notes to Financial Statements.

(f)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation

S&P 500 Futures	47	$16,286	June 2008	$1,100

Mid Cap Index Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 95.7%
Consumer Discretionary – 11.3%
99 Cents Only Stores (a) (b)	12,059	$115
Advanced Auto Parts	24,344	844
Aeropostale (a) (b)	17,196	547
American Eagle Outfitters (a)	55,083	1,012
American Greetings, Class A (a)	15,091	270
AnnTaylor Stores (a) (b)	15,762	399
ArvinMeritor (a)	18,515	277
Barnes & Noble (a)	12,360	399
Belo, Class A (a)	22,502	227
BLYTH	7,178	121
Bob Evans Farms (a)	9,065	254
Borders Group (a)	16,072	101
BorgWarner	29,765	1,463
Boyd Gaming (a)	14,383	270
Brinker International	27,071	614
Callaway Golf (a)	17,160	236
CarMax (a) (b)	55,321	1,148
CBRL Group	5,775	213
Charming Shoppes (a) (b)	30,204	156
Cheesecake Factory (a) (b)	18,318	415
Chico’s FAS (a) (b)	44,971	318
Chipotle Mexican Grill, Class A (a) (b)	8,453	829
Coldwater Creek (a) (b)	15,661	84
Collective Brands (a) (b)	16,848	208
Corinthian Colleges (a) (b)	21,675	246
DeVry (a)	15,288	871
Dick’s Sporting Goods (a) (b)	21,245	608
Dollar Tree (a) (b)	24,160	763
Entercom Communications (a)	6,767	72
Foot Locker	39,923	505
Furniture Brands International (a)	12,809	174
Gentex (a)	37,797	706
Getty Images (a) (b)	11,997	392
Guess ? (a)	13,941	534
Hanesbrands (a) (b)	24,582	861
Harte-Hanks	12,816	175
Hovnanian Enterprises, Class A (a) (b)	9,344	110
International Speedway, Class A	7,947	337
John Wiley & Sons, Class A	10,912	502
Lamar Advertising, Class A (a) (b)	20,185	798
Lear (b)	19,753	564
Lee Enterprises (a)	12,181	94
Life Time Fitness (a) (b)	8,611	313
M.D.C. Holdings (a)	8,928	389
Matthews International, Class A	8,025	397
Media General, Class A (a)	6,371	93
Modine Manufacturing	8,818	155
Mohawk Industries (a) (b)	13,879	1,057
Netflix (a) (b)	12,528	401
NVR (a) (b)	1,319	809
O’Reilly Automotive (a) (b)	28,512	823
Pacific Sunwear of California (a) (b)	17,725	238
PetSmart (a)	33,050	740
Phillips Van-Heusen (a)	13,191	557
Regis	11,927	348
Rent-A-Center (a) (b)	18,211	392
Ross Stores	35,126	1,176
Ruby Tuesday (a)	13,241	113
Ryland Group (a)	11,280	361
Saks (a) (b)	35,300	459
Scholastic (a) (b)	6,534	184
Scientific Games, Class A (a) (b)	16,688	470
Strayer Education (a)	3,698	687
Thor Industries (a)	9,126	277

First American Funds 2008 Semiannual Report   9

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Timberland, Class A (a) (b)	12,887	$188
Toll Brothers (b)	32,534	737
Travelcenters, fractional share (b) (c)	0.70	—
Tupperware (a)	15,313	603
Urban Outfitters (a) (b)	28,782	986
Valassis Communications (a) (b)	12,464	177
Warnaco Group (a) (b)	11,874	548
Williams-Sonoma (a)	22,625	597

		33,107

Consumer Staples – 3.1%
Alberto-Culver (a)	21,583	543
BJ’s Wholesale Club (a) (b)	16,645	635
Church & Dwight (a)	16,281	925
Corn Products International	19,200	890
Energizer Holdings (a) (b)	14,891	1,177
Hansen Natural (a) (b)	15,524	549
Hormel Foods	18,660	735
JM Smucker	15,084	752
Lancaster Colony	5,566	213
NBTY (b)	14,554	410
PepsiAmericas	15,563	400
Ruddick (a)	8,644	335
Smithfield Foods (a) (b)	28,350	813
Tootsie Roll Industries (a)	7,190	175
Universal	6,949	446

		8,998

Energy – 9.9%
Arch Coal	37,056	2,126
Bill Barrett (b)	8,497	437
Cimarex Energy (a)	20,577	1,282
Denbury Resources (a) (b)	62,881	1,922
Encore Acquisition (a) (b)	12,817	585
Exterran Holdings (b)	16,344	1,092
FMC Technologies (a) (b)	33,234	2,233
Forest Oil (a) (b)	22,557	1,329
Frontier Oil	27,167	675
Helmerich & Payne (a)	26,664	1,433
Newfield Exploration (a) (b)	33,200	2,017
Overseas Shipholding Group (a)	6,989	526
Patterson-UTI Energy (a)	39,700	1,109
Pioneer Natural Resources (a)	32,155	1,856
Plains Exploration & Production (b)	28,918	1,801
Pride International (a) (b)	41,796	1,774
Quicksilver Resources (a) (b)	28,660	1,189
Southwestern Energy (a) (b)	87,890	3,719
Superior Energy Services (a) (b)	20,805	924
Tidewater (a)	15,092	984

		29,013

Financials – 15.6%
Affiliated Managers Group (a) (b)	9,364	930
Alexandria Real Estate Equities – REIT (a)	8,007	841
AMB Property – REIT (a)	25,615	1,479
American Financial Group (a)	17,612	483
AmeriCredit (a) (b)	30,449	425
Apollo Investment (a)	29,284	474
Arthur J. Gallagher (a)	24,123	593
Associated Banc-Corp (a)	34,129	965
Astoria Financial (a)	21,082	500
Bank of Hawaii (a)	13,566	744
BRE Properties – REIT (a)	12,922	620
Brown & Brown (a)	29,001	557
Camden Property Trust – REIT (a)	14,291	756
Cathay General Bancorp (a)	10,346	176
City National	10,384	504
Colonial BancGroup (a)	39,123	318
Commerce Group	8,058	294
Cousins Properties – REIT (a)	11,464	291
Cullen/Frost Bankers	13,077	730
Duke Realty – REIT	36,507	891
Eaton Vance (a)	32,183	1,178
Equity One – REIT (a)	9,549	236
Everest Re Group	16,388	1,481
Federal Realty Investment Trust – REIT (a)	15,117	1,242
Fidelity National Title Group (a)	55,466	887
First American (a)	24,113	791
First Community Bancorp (a)	5,593	120
First Niagara Financial Group (a)	22,837	329
FirstMerit	21,947	450
GATX (a)	12,542	552
Hanover Insurance Group	13,282	596
HCC Insurance Holdings	29,271	722
Health Care REIT (a)	22,862	1,108
Highwoods Properties – REIT (a)	14,489	508
Horace Mann Educators	11,053	187
Hospitality Properties Trust – REIT	23,366	751
IndyMac Bancorp (a)	20,610	67
Jefferies Group	28,703	540
Jones Lang LaSalle (a)	8,185	635
Liberty Property Trust – REIT	22,972	805
Macerich – REIT (a)	18,585	1,359
Mack-Cali Realty – REIT (a)	17,315	676
Mercury General (a)	9,169	457
Nationwide Health Properties – REIT (a)	23,875	860
New York Community Bancorp (a)	83,132	1,552
Old Republic International	58,884	845
PMI Group	20,911	118
Potlatch – REIT (a)	9,902	444
Protective Life	17,907	763
Radian Group (a)	20,602	111
Raymond James Financial (a)	24,136	694
Rayonier – REIT (a)	20,209	849
Realty Income – REIT (a)	25,770	678
Regency Centers – REIT (a)	17,046	1,220
SEI Investments	32,262	751
StanCorp Financial Group	13,251	679
SVB Financial (a) (b)	9,656	470
Synovus Financial (a)	84,102	996
TCF Financial (a)	28,555	497
UDR – REIT (a)	34,495	872
Unitrin	13,325	506
W.R. Berkley	43,772	1,124
Waddell & Reed Financial, Class A (a)	21,774	737
Washington Federal (a)	23,667	563
Webster Financial (a)	14,652	382
Weingarten Realty Investors – REIT (a)	21,304	786
Westamerica Bancorporation (a)	7,626	446
Wilmington Trust (a)	17,531	576

		45,767

Healthcare – 11.8%
Advanced Medical Optics (a) (b)	15,492	325
Affymetrix (a) (b)	17,734	193
Apria Healthcare Group (a) (b)	11,242	198
Beckman Coulter	15,892	1,085
Cephalon (a) (b)	17,131	1,069
Cerner (a) (b)	16,803	777
Charles River Laboratories International (a) (b)	17,538	1,018
Community Health Systems (a) (b)	24,525	920
Covance (a) (b)	16,901	1,416
DENTSPLY International	39,530	1,536

The accompanying notes are an integral part of the financial statements.

10   First American Funds 2008 Semiannual Report

Mid Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Edwards Lifesciences (a) (b)	15,032	$833
Endo Pharmaceuticals (a) (b)	34,595	859
Gen-Probe (a) (b)	13,528	762
Health Management Associates, Class A (a) (b)	62,127	443
Health Net (a) (b)	28,200	826
Henry Schein (a) (b)	22,551	1,249
Hill-Rom Holdings (a)	15,697	394
Hologic (b)	65,224	1,904
Intuitive Surgical (a) (b)	9,950	2,878
Invitrogen (a) (b)	12,384	1,159
Kindred Healthcare (a) (b)	8,130	193
Kinetic Concepts (a) (b)	13,760	546
Lifepoint Hospitals (a) (b)	14,926	450
Lincare Holdings (b)	18,851	459
Medicis Pharmaceutical, Class A (a)	13,192	272
Millennium Pharmaceuticals (b)	82,944	2,063
Mine Safety Appliances	6,722	250
Omnicare (a)	31,575	643
Par Pharmaceutical Companies (b)	9,264	158
PDL BioPharma (a) (b)	30,083	399
Perrigo (a)	19,938	817
Pharmaceutical Product Development	26,771	1,109
Psychiatric Solutions (a) (b)	14,117	490
Resmed (a) (b)	19,471	840
Sepracor (a) (b)	28,696	618
Service Corp. International (a)	69,176	769
STERIS (a)	16,631	461
Techne (a) (b)	9,690	703
Universal Health Services	13,666	856
Valeant Pharmaceuticals International (a) (b)	23,584	313
Varian (b)	8,202	418
VCA Antech (a) (b)	21,043	681
Vertex Pharmaceuticals (a) (b)	33,985	867
WellCare Health Plans (a) (b)	10,659	467

		34,686

Industrials – 15.9%
AGCO (a) (b)	23,679	1,424
AirTran Holdings (a) (b)	23,284	79
Alaska Air Group (a) (b)	9,801	210
Alexander & Baldwin (a)	10,639	534
Alliant Techsystems (a) (b)	8,622	948
AMETEK	27,530	1,336
Avis Budget Group (a) (b)	26,590	353
BE Aerospace (b)	23,594	952
Brinks	11,475	835
Career Education (a) (b)	24,425	492
Carlisle Companies	15,329	443
ChoicePoint (b)	17,479	845
Con-way	11,611	537
Copart (b)	18,507	756
Corporate Executive Board	9,110	397
Corrections Corporation of America (b)	32,116	819
Crane	13,028	533
Deluxe	13,393	285
Donaldson (a)	17,754	773
DRS Technologies (a)	10,535	658
Dun & Bradstreet	14,921	1,258
Dycom Industries (a) (b)	10,837	156
Fastenal (a)	32,361	1,580
Federal Signal (a)	12,290	171
Flowserve	14,758	1,831
Graco (a)	16,158	669
Granite Construction (a)	8,779	301
Harsco	21,352	1,267
Herman Miller (a)	15,727	367
HNI (a)	11,819	257
Hubbell, Class B	14,891	666
IDEX (a)	20,383	748
ITT Educational Services (b)	7,960	610
J.B. Hunt Transport Services (a)	22,832	776
JetBlue Airways (a) (b)	45,563	230
Joy Global (a)	27,687	2,056
Kansas City Southern Industries (a) (b)	19,668	887
KBR	43,502	1,255
Kelly Services, Class A (a)	5,117	114
Kennametal (a)	20,181	702
Korn/Ferry International (a) (b)	11,475	214
Lincoln Electric Holdings (a)	11,073	845
Manpower	20,813	1,397
MSC Industrial Direct, Class A	12,037	587
Navigant Consulting (a) (b)	11,770	237
Nordson (a)	8,707	514
Oshkosh Truck (a)	18,846	765
Pentair	25,642	944
Quanta Services (a) (b)	43,328	1,150
Republic Services	41,284	1,312
Rollins	10,974	175
Roper Industries (a)	22,407	1,392
Sotheby’s Holdings, Class A (a)	17,096	474
SPX	14,305	1,759
Stericycle (a) (b)	22,209	1,185
Teleflex (a)	10,147	559
Thomas & Betts (b)	13,096	491
Timken (a)	24,144	873
Trinity Industries (a)	20,776	632
United Rentals (b)	19,393	365
URS (a) (b)	21,498	867
Werner Enterprises (a)	11,588	225
Westinghouse Air Brake Technologies	12,409	532
YRC Worldwide (a) (b)	14,710	239

		46,843

Information Technology – 12.7%
3Com (a) (b)	102,416	245
ACI Worldwide (a) (b)	9,519	210
Activision (a) (b)	75,619	2,045
Acxiom	17,333	205
ADC Telecommunications (a) (b)	29,973	420
ADTRAN	15,658	370
Advent Software (a) (b)	5,314	212
Alliance Data Systems (b)	20,172	1,158
Amphenol, Class A	45,840	2,117
Arrow Electronics (b)	31,145	847
Atmel (b)	122,636	456
Avnet (b)	38,402	1,006
Avocent (a) (b)	13,119	256
Broadridge Financial Solutions	35,050	653
Cadence Design Systems (a) (b)	69,562	774
CommScope (a) (b)	17,016	809
Cree (a) (b)	21,709	564
CSG Systems International (b)	9,094	110
Cypress Semiconductor (a) (b)	39,441	1,109
Diebold (a)	17,018	667
Digital River (a) (b)	10,453	343
DST Systems (a) (b)	13,527	809
F5 Networks (a) (b)	21,574	488
Fair Isaac (a)	12,922	320
Fairchild Semiconductor International, Class A (b)	31,275	408
Foundry Networks (a) (b)	38,701	493
Gartner, Class A (a) (b)	17,857	409
Global Payments (a)	20,537	909

First American Funds 2008 Semiannual Report   11

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Harris	34,750	$1,878
Imation	8,382	196
Ingram Micro, Class A (b)	37,440	637
Integrated Device Technology (b)	49,639	531
International Rectifier (a) (b)	18,469	420
Intersil, Class A (a)	33,633	899
Jack Henry & Associates (a)	19,428	511
KEMET (a) (b)	21,834	89
Lam Research (a) (b)	32,067	1,310
Macrovision (a) (b)	13,577	214
McAfee (b)	41,179	1,369
Mentor Graphics (a) (b)	22,950	231
Metavante Technologies	22,730	536
MPS Group (a) (b)	27,021	290
National Instruments	14,424	424
NCR (b)	45,802	1,128
Palm (a)	26,653	154
Parametric Technology (a) (b)	29,414	513
Plantronics	12,385	309
Polycom (a) (b)	22,904	513
RF Micro Devices (b)	73,363	247
Semtech (a) (b)	16,874	274
Silicon Laboratories (a) (b)	14,399	486
SRA International, Class A (a) (b)	9,394	247
Sybase (a) (b)	22,262	655
Synopsys (b)	35,941	831
Tech Data (b)	14,149	476
TriQuint Semiconductor (a) (b)	35,597	235
ValueClick (a) (b)	25,218	503
Vishay Intertechnology (b)	48,208	456
Western Digital (a) (b)	56,102	1,626
Wind River Systems (a) (b)	19,509	161
Zebra Technology, Class A (a) (b)	17,709	651

		37,412

Materials – 7.3%
Airgas	21,087	1,015
Albemarle (a)	20,313	760
AptarGroup	17,514	773
Cabot Microelectronics (a)	17,384	507
Carpenter Technology (a)	13,105	672
CF Industries Holdings (a)	12,343	1,650
Chemtura	63,772	441
Cleveland-Cliffs	11,634	1,866
Commercial Metals	30,029	935
Cytec Industries	10,758	635
Ferro	10,910	192
FMC	19,505	1,225
Louisiana Pacific (a)	27,041	311
Lubrizol	17,779	1,037
Martin Marietta Materials (a)	11,053	1,209
Minerals Technologies (a)	5,156	349
Olin	18,195	367
Packaging Corporation of America	23,751	522
Reliance Steel & Aluminum (a)	16,560	1,007
RPM (a)	30,589	682
Scotts (a)	11,109	368
Sensient Technologies (a)	11,847	353
Sonoco Products	26,017	857
Steel Dynamics (a)	48,204	1,680
Temple-Inland	25,503	298
Terra Industries (a) (b)	23,852	903
Valspar (a)	25,472	560
Worthington Industries (a)	16,895	304

		21,478

Telecommunication Services – 0.6%
Cincinnati Bell (a) (b)	62,851	292
NeuStar, Class A (a) (b)	19,351	532
Telephone & Data Systems	27,297	1,045

		1,869

Utilities – 7.5%
AGL Resources	19,926	678
Alliant Energy (a)	32,258	1,215
Aqua America (a)	33,961	626
Aquila (b)	95,810	345
Black Hills (a)	9,228	360
DPL	30,339	844
Energen (a)	18,502	1,263
Energy East	40,090	914
Equitable Resources (a)	31,013	2,058
Great Plains Energy (a)	20,602	528
Hawaiian Electric Industries (a)	21,142	521
IDACORP (a)	10,983	356
MDU Resources Group (a)	46,855	1,353
National Fuel Gas (a)	20,415	1,045
Northeast Utilities	39,441	1,038
NSTAR	28,007	902
OGE Energy	22,054	721
ONEOK	27,622	1,329
PNM Resources (a)	19,657	285
Puget Energy	30,902	841
SCANA	29,908	1,179
Sierra Pacific Resources	58,995	804
Vectren (a)	19,935	564
Westar Energy (a)	22,519	522
WGL Holdings (a)	12,634	414
Wisconsin Energy	30,687	1,457

		22,162

Total Common Stocks (Cost $218,196)		281,335

Short-Term Investments – 4.3%
Money Market Fund – 4.0%
First American Prime Obligations Fund, Class Z (d)	11,679,289	11,679

U.S. Treasury Obligation – 0.3%
U.S. Treasury Bill
2.240%, 06/26/2008 (e)	$1,000	997

Total Short-Term Investments (Cost $12,676)		12,676

Investment Purchased with Proceeds from Securities Lending – 47.9%
Mount Vernon Securities Lending Prime Portfolio (f)
(Cost $140,911)	140,911,322	140,911

Total Investments – 147.9% (Cost $371,783)		434,922

Other Assets and Liabilities, Net – (47.9)%		(140,970)

Total Net Assets – 100.0%		$293,952

(a)	This security or a portion of this security is out on loan at April 30, 2008. Total loaned securities had a market value of $135,660 at April 30, 2008. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	Security is fair valued and illiquid. As of April 30, 2008, the market value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

12   First American Funds 2008 Semiannual Report

Mid Cap Index Fund (concluded)

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(e)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of April 30, 2008. See note 2 in Notes to Financial Statements.

(f)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT –	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation

S&P Mid Cap 400 Futures	29	$12,181	June 2008	$1,263

Small Cap Index Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 91.0%
Consumer Discretionary – 12.4%
1-800-Flowers.com, Class A (a)	1,917	$17
99 Cents Only Stores (a) (b)	3,188	30
A.C. Moore Arts & Crafts (a)	1,233	8
Aaron Rents	3,183	79
Aeropostale (a) (b)	4,531	144
AFC Enterprises (a)	1,940	20
Aftermarket Technology (a) (b)	1,513	35
AH Belo, Class A	1,166	11
Ambassadors Group	1,404	27
Ambassadors International (b)	549	3
American Axle & Manufacturing Holdings (b)	3,068	62
American Greetings, Class A (b)	3,313	59
Amerigon (a)	1,487	22
Ameristar Casinos (b)	1,734	30
Andersons (b)	1,106	50
Arbitron (b)	1,940	93
Arctic Cat (b)	843	6
ArvinMeritor (b)	4,853	73
Asbury Automotive Group	1,212	20
Avatar Holdings (a) (b)	437	18
Bally Technologies (a)	3,670	124
Beazer Homes USA (b)	2,701	30
Bebe Stores (b)	1,826	18
Belo, Class A (b)	5,832	59
Benihana (a)	822	9
Big 5 Sporting Goods	1,718	16
BJs Restaurants (a)	1,135	16
Blockbuster, Class A (a) (b)	13,248	39
Blount International (a)	2,851	35
Blue Nile (a) (b)	987	49
Bluegreen (a)	1,438	10
BLYTH	1,782	30
Bob Evans Farms (b)	2,114	59
Bon-Ton Stores (b)	721	6
Books-A-Million	1,160	9
Borders Group (b)	4,056	26
Brookfield Homes (b)	966	15
Brown Shoe (b)	3,147	53
Buckle (b)	924	45
Buffalo Wild Wings (a) (b)	1,072	33
Build-A-Bear Workshop (a) (b)	1,170	13
Building Materials Holding (b)	2,129	10
Cabelas (a) (b)	2,115	29
Cache (a)	853	10
California Pizza Kitchen (a) (b)	2,044	32
Callaway Golf (b)	4,844	67
Capella Education Company (a)	734	47
Carmike Cinemas	854	7
Carrols Restaurant Group (a)	665	5
Carters (a)	3,237	46
Casual Male Retail Group (a)	2,104	9
Cato, Class A (b)	2,032	35
CBRL Group	1,692	63
CEC Entertainment (a)	1,581	59
Champion Enterprise (a) (b)	5,237	54
Charlotte Russe Holding (a)	1,872	30
Charming Shoppes (a) (b)	8,114	42
Charter Communications, Class A (a) (b)	28,388	30
Cherokee (b)	594	17
Children’s Place Retail Stores (a) (b)	1,551	36
Chipotle Mexican Grill, Class B (a)	2,253	191
Christopher & Banks (b)	2,456	29
Churchill Downs	575	29
Cinemark Holdings (b)	1,951	29

First American Funds 2008 Semiannual Report   13

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Citadel Broadcasting (b)	12,466	$17
Citi Trends (a)	950	20
CKE Restaurants	3,893	41
CKX (a)	3,527	32
Coinstar (a) (b)	2,012	64
Collective Brands (a) (b)	4,470	55
Columbia Sportswear (b)	753	32
Conn’s (a) (b)	535	9
Cooper Tire & Rubber (b)	4,039	53
Core Mark Holding (a)	598	17
Corinthian Colleges (a) (b)	5,968	68
Courier	801	19
Cox Radio (a)	2,105	24
Crown Media Holdings, Class A (a) (b)	1,767	8
CSK Auto (a)	3,263	39
CSS Industries	538	17
Cumulus Media, Class A (a)	2,367	14
Deckers Outdoor (a) (b)	831	115
Denny’s (a)	7,982	25
DeVry (b)	4,129	235
DG Fastchannel (a)	856	16
Dolan Media (a)	724	13
Domino’s Pizza	2,714	36
Dover Downs Gaming & Entertainment	942	8
Dress Barn (a) (b)	3,185	43
Drew Industries (a) (b)	1,311	32
DSW (a) (b)	1,048	16
Eddie Bauer (a) (b)	2,045	8
Emmis Communications, Class A (a)	2,250	7
Entercom Communications (b)	2,069	22
Entravision Communications (a)	4,525	32
Ethan Allen Interiors (b)	1,828	50
Exide Technologies (a) (b)	5,318	78
FGX International Holdings Limited (a)	754	10
Finish Line, Class A	2,878	19
Fisher Communications (a)	409	13
Fleetwood Enterprises (a) (b)	4,872	17
Fossil (a) (b)	2,994	107
Fred’s (b)	2,758	31
Furniture Brands International (b)	3,338	45
Gaiam, Class A (a) (b)	1,277	22
Gander Mountain (a) (b)	381	2
Gaylord Entertainment (a) (b)	2,799	83
Gemstar-TV Guide International (a)	17,267	70
Genesco (a) (b)	1,555	34
GenTek (a)	618	19
G-iii Apparel Group (a)	864	13
Global Sources (a)	1,177	16
Gray Television	3,058	14
Great Wolf Resorts (a) (b)	1,961	12
Group 1 Automotive (b)	1,542	41
GSI Commerce (a)	1,376	19
Gymboree (a)	1,940	84
Harris Interactive (a)	3,569	9
Haverty Furniture (b)	1,350	12
Hayes Lemmerz International (a)	6,491	19
Heelys (a)	524	2
Helen of Troy (a) (b)	2,079	35
Hibbett Sports (a) (b)	2,187	40
Hooker Furniture (b)	657	14
Hot Topic (a)	2,994	16
Hovnanian Enterprises, Class A (a) (b)	2,578	30
Iconix Brand Group (a) (b)	3,498	56
IHOP (b)	1,211	56
Insight Enterprises (a)	3,308	40
Interactive Data (b)	2,347	63
Interface, Class A (b)	3,545	46
INVESTools (a) (b)	3,628	42
iRobot (a) (b)	947	15
Isle of Capri Casinos (a) (b)	1,132	8
J. Crew Group (a) (b)	2,637	125
Jack in the Box (a) (b)	4,329	116
JAKKS Pacific (a)	2,097	49
Jamba (a) (b)	3,581	9
Jo-Ann Stores (a) (b)	1,815	34
Jos. A. Bank Clothiers (a) (b)	1,223	30
Journal Communications, Class A	2,895	17
Kenneth Cole Productions	692	13
Kimball International	1,277	13
Knology (a)	1,797	23
Krispy Kreme Doughnuts (a) (b)	4,526	14
K-Swiss, Class A	1,927	28
Lakes Entertainment (a)	1,233	6
Landry’s Restaurants (b)	849	14
La-Z-Boy (b)	3,520	22
LeapFrog Enterprises (a)	2,610	22
Lear (a)	5,255	150
Lee Enterprises (b)	3,185	25
Libbey	983	14
Life Time Fitness (a) (b)	2,196	80
Lifetime Brands	939	8
Lin TV, Class A (a)	1,865	19
Lithia Motors (b)	1,261	11
Live Nation (a) (b)	4,760	66
LKQ (a) (b)	7,371	160
LodgeNet Entertainment (a) (b)	1,540	9
Lodgian (a)	1,271	12
Lululemon Athletica (a) (b)	951	29
M/I Homes (b)	857	15
Maidenform Brands (a)	1,611	24
Marcus (b)	1,450	24
Marine Products (b)	1,141	8
MarineMax (a) (b)	1,037	12
Martha Stewart Living (a) (b)	1,824	14
Marvel Entertainment (a) (b)	3,605	103
Matthews International, Class A (b)	2,384	118
McCormick & Schmick’s Seafood Restaurants (a)	653	8
Media General, Class A (b)	1,536	23
Mediacom Communications (a) (b)	4,284	18
Men’s Wearhouse (b)	3,501	93
Meritage Homes (a) (b)	1,781	34
Midas (a)	1,017	16
Modine Manufacturing	2,246	39
Monaco Coach	2,251	14
Monarch Casino & Resort (a) (b)	720	10
Monro Muffler Brake	1,248	21
Morgans Hotel Group (a)	1,507	21
Morningstar (a)	1,012	59
Mortons Restaurant Group (a)	146	1
Movado Group	1,174	26
MTR Gaming Group (a)	1,442	9
Multimedia Games (a)	1,560	7
National Cinemedia	1,956	37
National Presto Industries	321	17
Nautilus (b)	2,239	8
Netflix (a) (b)	2,913	93
New York & Company (a) (b)	1,725	11
Nexstar Broadcasting Group (a)	702	4
Noble International	836	5
O’Charleys	1,902	22
Orbitz Worldwide (a) (b)	2,285	18
Overstock.com (a) (b)	1,122	22

The accompanying notes are an integral part of the financial statements.

14   First American Funds 2008 Semiannual Report

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Oxford Industries (b)	951	$26
P.F. Chang’s China Bistro (a) (b)	1,796	56
Pacific Sunwear of California (a) (b)	4,854	65
Palm Harbor Homes (a) (b)	836	7
Papa John’s International (a)	1,462	39
Pep Boys – Manny, Moe & Jack (b)	2,697	24
Perry Ellis International (a)	790	18
PetMed Express (a)	1,464	16
Pier 1 Imports (a) (b)	6,115	48
Pinnacle Entertainment (a) (b)	4,083	63
Playboy Enterprises, Class B (a)	1,742	15
Polaris Industries (b)	2,466	115
Premier Exhibitions (a)	2,040	12
Prestige Brand Holdings (a)	2,247	20
Priceline.com (a) (b)	2,570	328
Primedia (b)	3,018	20
Quiksilver (a) (b)	8,989	87
Radio One (a)	5,235	5
Raser Technologies (a) (b)	2,181	24
RC2 (a) (b)	1,219	23
RCN	1,809	21
Red Robin Gourmet Burgers (a) (b)	1,294	53
Regis	3,037	89
Rent-A-Center (a) (b)	4,865	105
Retail Ventures (a)	1,690	9
Riviera Holdings (a)	695	11
Ruby Tuesday (b)	3,747	32
Russ Berrie and Company (a) (b)	1,148	16
Ruth’s Chris Steak House (a) (b)	1,344	10
Salem Communications	573	2
Sally Beauty Holdings (a) (b)	6,456	39
Sauer-Danfoss	850	25
Scholastic (a)	2,087	59
Sealy (b)	3,092	19
Select Comfort (a) (b)	3,432	10
Shoe Carnival (a)	669	9
Shuffle Master (a) (b)	2,645	13
Shutterfly (a) (b)	1,013	17
Sinclair Broadcast Group, Class A	3,477	31
Six Flags (a) (b)	5,265	9
Skechers U.S.A., Class A (a)	1,385	33
Skyline	507	14
Smith & Wesson (a) (b)	2,297	17
Sonic Automotive, Class A (b)	2,127	43
Sonic (a) (b)	4,360	96
Source Interlink Companies (a) (b)	2,659	4
Spanish Broadcasting System (a)	2,675	4
Spartan Motors (b)	2,231	21
Speedway Motorsports	948	25
Stage Stores	2,952	46
Stamps.com (a)	1,192	16
Standard Motor Products (b)	1,076	7
Standard-Pacific (b)	4,499	23
Steak ’N Shake (a) (b)	2,025	16
Stein Mart (b)	1,838	10
Steiner Leisure (a)	1,201	40
Steinway Musical Instruments (a)	658	19
Steven Madden (a)	1,515	29
Stoneridge (a)	981	14
Strayer Education (b)	1,080	201
Sturm, Ruger & Company (a)	1,519	11
Sun-Times Media Group (a)	4,914	4
Superior Industries International	1,042	21
Syntax Brillian (a) (b)	3,912	5
Systemax (b)	697	11
Talbots (b)	1,623	13
Tarragon Realty Investors (a) (b)	984	2
Tempur-Pedic International (b)	5,110	57
Tenneco Automotive (a) (b)	3,289	84
Texas Roadhouse, Class A (a) (b)	4,031	48
Timberland, Class A (a)	3,225	47
TiVo (a)	5,919	49
Town Sports International Holdings (a)	1,102	8
Triarc, Class B (b)	3,985	28
True Religion Apparel (a) (b)	1,011	19
Trump Entertainment Resorts (a) (b)	2,256	6
Tuesday Morning (a) (b)	2,107	11
Tupperware	4,150	164
Tween Brands (a)	1,679	32
Ulta Salon, Cosmetics & Fragrance (a) (b)	64	1
Under Armour (a) (b)	1,580	53
UniFirst	699	33
Universal Electronics (a) (b)	1,031	27
Vail Resorts (a) (b)	2,137	104
Valassis Communications (a) (b)	3,330	47
ValueVision Media (a)	1,759	10
VistaPrint (a) (b)	2,961	101
Visteon (a)	9,599	42
Volcom (a) (b)	1,021	19
Warnaco Group (a) (b)	3,196	147
WCI Communities (a) (b)	2,161	7
West Marine (a)	1,112	6
Westwood One (a)	4,797	8
Wet Seal, Class A (a) (b)	5,647	20
Weyco Group	56	2
Winnebago Industries (b)	2,198	35
WMS Industries (a)	2,749	99
Wolverine World Wide	3,376	97
World Wrestling Entertainment	1,609	28
Xerium Technologies	1,200	2
Zale (a) (b)	3,019	63
Zumiez (a) (b)	1,098	23

		10,780

Consumer Staples – 2.8%
Alico (b)	330	13
Alliance One International (a)	7,019	43
American Dairy (a) (b)	441	5
American Oriental Bioengineering (a) (b)	3,815	37
Arden Group, Class A	83	11
Boston Beer, Class A (a)	365	16
Cadiz (a) (b)	796	15
Cal-Maine Foods (b)	872	26
Casey’s General Stores (b)	3,485	77
Central European Distribution (a) (b)	2,336	142
Central Garden & Pet, Class A (a) (b)	4,199	21
Chattem (a) (b)	1,166	82
Chiquita Brands International (a) (b)	2,902	66
Coca-Cola Bottling	346	20
Darling International (a) (b)	5,100	78
Elizabeth Arden (a) (b)	1,690	31
Farmer Brothers (b)	456	11
Flowers Foods (b)	5,280	137
Fresh Del Monte Produce (a)	1,926	61
Great Atlantic & Pacific Tea (a) (b)	1,793	49
Green Mountain Coffee Roasters (a) (b)	1,308	42
Hain Celestial Group (a) (b)	2,104	52
Imperial Sugar (b)	903	14
Ingles Markets, Class A	889	20
Inter Parfums	368	11
J&J Snack Foods	1,047	30
Jones Soda (a) (b)	1,637	5

First American Funds 2008 Semiannual Report   15

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Lancaster Colony	1,422	$54
Lance (b)	2,118	44
Longs Drug Stores (b)	2,273	91
M & F Worldwide (a)	792	27
Mannatech (b)	1,380	9
Maui Land & Pineapple (a)	372	12
MGP Ingredients	725	5
Nash-Finch (b)	912	33
National Beverage	714	6
Nu Skin Enterprises, Class A	3,472	62
Pantry (a) (b)	1,559	17
Peets Coffee & Tea (a) (b)	1,034	24
Performance Food Group (a) (b)	2,424	81
Pilgrim’s Pride	2,784	67
PriceSmart	609	17
Ralcorp Holdings (a) (b)	1,746	107
Reddy Ice Holdings (b)	788	11
Revlon (a) (b)	16,791	16
Ruddick (b)	2,584	100
Sanderson Farms (b)	1,169	49
Seaboard	27	45
Spartan Stores (b)	1,780	37
Spectrum Brands (a) (b)	2,712	12
Synutra International (a) (b)	265	9
Tiens Biotech Group USA (a) (b)	570	1
Tootsie Roll Industries (b)	2,485	61
Treehouse Foods (a)	2,147	49
United Natural Foods (a) (b)	2,940	58
Universal	1,783	115
USANA Health Sciences (a) (b)	592	12
Vector Group	2,137	37
Village Super Market	208	10
WD-40 Company	1,116	35
Weis Markets	547	17
Winn Dixie Stores (a) (b)	2,345	42

		2,487

Energy – 7.1%
Allis Chalmers Energy (a) (b)	1,748	28
Alon USA Energy (b)	672	9
APCO Argentina	276	7
Approach Resources (a)	587	11
Arena Resources (a)	2,138	96
Atlas America	1,649	115
ATP Oil & Gas (a)	1,729	50
Atwood Oceanics (a)	1,870	188
Aventine Renewable Energy (a) (b)	2,082	9
Basic Energy Services (a)	2,799	65
Berry Petroleum, Class A (b)	2,562	127
Bill Barrett (a)	2,239	115
Bois D’ Arc Energy (a)	1,023	24
BPZ Energy (a) (b)	4,180	81
Brigham Exploration (a)	3,708	35
Bristow Group (a) (b)	1,396	74
Bronco Drilling (a)	1,754	30
Cal Dive (a)	3,035	37
Callon Petroleum (a)	1,634	33
Carbo Ceramics (b)	1,449	69
Carrizo Oil & Gas (a) (b)	1,593	101
Clayton Williams Energy (a)	400	25
Clean Energy Fuels (a)	366	5
Complete Production Services (a)	2,943	80
Comstock Resources (a) (b)	3,198	146
Concho Resources (a)	1,378	38
Contango Oil & Gas Company (a)	905	69
Crosstex Energy (b)	1,966	68
CVR Energy (a) (b)	1,352	29
Dawson Geophysical (a)	607	44
Delek US Holdings	809	9
Delta Petroleum (a) (b)	4,503	111
Dril-Quip (a)	1,679	96
Edge Petroleum (a)	1,940	10
Encore Acquisition (a) (b)	3,724	170
Energy Partners (a) (b)	1,948	24
Evergreen Energy (a) (b)	5,714	8
EXCO Resources (a)	3,984	89
Exterran Holdings (a) (b)	4,205	281
FX Energy (a)	2,378	12
General Maritime (b)	1,959	51
GeoGlobal Resources (a) (b)	2,327	5
Geokinetics (a)	470	9
Geomet (a)	1,182	8
GMX Resources (a) (b) (c)	907	33
Golar LNG (b)	2,418	49
Goodrich Petroleum (a)	1,290	44
Grey Wolf (a) (b)	13,835	87
Gulf Island Fabrication	410	16
GulfMark Offshore (a)	1,153	69
Gulfport Energy (a) (b)	1,343	16
Harvest Natural Resources (a)	2,602	25
Hercules Offshore (a) (b)	5,667	149
Hornbeck Offshore Services (a) (b)	1,707	85
International Coal Group (a) (b)	8,305	66
Ion Geophysical (a)	4,794	76
Kayne Anderson Energy	681	15
Knightsbridge Tankers	1,181	34
Lufkin Industries	1,117	84
Mariner Energy (a) (b)	5,215	144
Matrix Service (a) (b)	1,726	35
McMoRan Exploration (a) (b)	2,856	78
Meridian Resource (a)	6,277	13
Natco Group (a) (b)	1,088	55
Newpark Resources (a) (b)	6,187	34
NGP Capital Resources (b)	1,311	21
Nova Biosource Fuels (a) (b)	2,015	2
NTR Acquisition (a) (b)	1,790	17
Oil States International (a) (b)	3,544	177
Oilsands Quest (a) (b)	9,445	41
Pacific Ethanol (a) (b)	2,453	8
Parallel Petroleum (a) (b)	2,798	59
Parker Drilling (a) (b)	7,861	63
Penn Virginia (b)	2,785	146
Petrocorp, escrow shares (a) (b) (d)	2,040	—
Petrohawk Energy (a) (b)	13,055	309
Petroleum Development (a)	1,075	81
PetroQuest Energy (a) (b)	3,444	72
PHI (a)	947	36
Pioneer Drilling (a) (b)	3,161	52
Rentech (a) (b)	11,394	14
Resource America, Class A	938	8
Rex Energy (a)	591	13
Rosetta Resources (a) (b)	3,694	81
RPC (b)	2,370	30
Ship Finance International (b)	2,172	66
Stone Energy (a)	1,940	118
SulphCo (a) (b)	3,182	11
Superior Well Services (a)	1,091	26
Swift Energy (a) (b)	2,059	107
T-3 Energy Services (a)	359	19
Teekay Tankers, Class A (b)	451	9
Toreador Resources (a) (b)	1,050	9
Trico Marine Service (a) (b)	594	22

The accompanying notes are an integral part of the financial statements.

16   First American Funds 2008 Semiannual Report

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

TXCO Resources (a)	2,223	$28
Union Drilling (a)	611	10
Vaalco Energy (a)	4,626	30
Venoco (a)	833	13
VeraSun Energy (a)	2,755	17
Warren Resources (a)	4,196	52
W-H Energy Services (a) (b)	2,084	161
Whiting Petroleum (a) (b)	2,598	199
Willbros Group (a) (b)	2,519	91
World Fuel Services (b)	2,014	49

		6,165

Financials – 17.6%
1st Source	844	17
Abington Bancorp	688	7
Acadia Realty Trust	2,239	57
Advance America Cash Advance Centers (b)	4,577	40
Advanta, Class B	2,205	19
Agree Realty	183	5
Alesco Financial – REIT (b)	4,090	14
Alexander’s (a)	167	59
Alexandria Real Estate Equities (b)	2,063	217
AMCORE Financial (b)	1,711	21
American Campus Communities	1,315	40
American Equity Investment Life Holding (b)	4,405	42
American Physicians Capital (b)	911	42
American West Bancorp	737	3
Ameris Bancorp	906	14
Amerisafe (a)	1,303	19
Ampal-American Israel, Class A (a)	632	4
Amtrust Financial Services	1,728	27
Anchor Bancorp	1,490	23
Anthracite Capital (b)	4,613	36
Anworth Mortgage Asset (b)	4,840	32
Apollo Investment (b)	8,080	131
Arbor Realty Trust	598	10
Ares Capital (b)	2,560	29
Argo Group International Holdings (a) (b)	1,962	70
Ashford Hospitality Trust (b)	7,758	45
Aspen Insurance Holdings (b)	6,071	158
Assured Guaranty (b)	4,591	116
Asta Funding (b)	877	13
Baldwin & Lyons, Class B	550	13
BancFirst	539	24
Banco Latinoamericano de Exportaciones	1,861	35
Bancorp Bank (a)	875	10
Bank Mutual	3,874	43
Bank of the Ozarks	1,254	31
BankAtlantic Bancorp, Class A	2,838	9
BankFinancial	1,176	19
BankUnited Financial, Class A (b)	2,057	8
Banner	854	18
Berkshire Hills Bancorp (b)	485	12
BGC Partners, Class A (a)	2,100	20
BioMed Realty Trust (b)	4,722	123
Boston Private Financial (b)	2,529	24
Brookline Bancorp (b)	4,351	47
Calamos Asset Management	1,764	32
Capital City Bank Group (b)	1,147	30
Capital Corporation of the West	831	6
Capital Lease Funding (b)	2,222	18
Capital Southwest	231	27
Capital Trust (b)	1,192	32
Capitol Bancorp (b)	1,110	19
Cascade Bancorp (b)	1,769	16
Cash America International (b)	2,049	84
Cathay General Bancorp (b)	3,607	62
CBRE Realty Finance (b)	1,983	8
Cedar Shopping Centers (b)	3,171	40
Centennial Bank Holdings (a)	3,790	24
Center Financial	1,138	12
Centerline Holdings (b)	4,216	14
Central Pacific Financial (b)	2,122	39
Chemical Financial (b)	1,723	42
Chimera Investment – REIT	2,027	28
Citizens Banking (b)	5,221	43
Citizens (a) (b)	1,796	13
City Bank (b)	984	18
City Holdings	1,384	58
Clayton Holdings (a)	701	4
Clifton Savings Bancorp	1,222	12
CNA Surety (a)	1,289	17
CoBiz	1,442	16
Cohen & Steers (b)	1,162	32
Columbia Banking System (b)	1,245	34
Commerce Group	3,325	121
Community Bank System (b)	2,554	65
Community Trust Bancorp	1,051	32
Compass Diversified Trust	1,481	18
CompuCredit (a) (b)	1,406	11
Consolidated-Tomoka Land (b)	423	22
Corporate Office Properties Trust – REIT (b)	2,824	105
Corus Bankshares (b)	2,682	20
Cousins Properties – REIT (b)	2,850	72
Cowen Group (a)	1,124	7
Crawford & Company (a) (b)	1,725	9
Credit Acceptance (a)	343	7
Crystal River Capital (b)	1,692	14
CVB Financial (b)	4,522	52
DCT Industrial Trust (b)	11,085	111
Deerfield Capital – REIT (b)	4,455	6
Delphi Financial Group, Class A	2,987	81
DiamondRock Hospitality	5,216	66
Digital Realty Trust – REIT (b)	3,611	140
Dime Community Bancshares (b)	2,281	43
Dollar Financial (a) (b)	1,095	24
Donegal Group, Class A	1,291	22
Downey Financial (b)	1,204	17
DuPont Fabros Technology – REIT	2,362	43
EastGroup Properties	1,634	78
Education Realty Trust (b)	1,971	26
eHealth (a)	832	22
EMC Insurance Group	450	13
Employers Holdings	2,077	40
Encore Capital Group (a)	1,132	8
Energy Infrastructure Acquisition (a) (b)	1,493	15
Enstar Group (a) (b)	485	53
Enterprise Financial Services (b)	746	16
Entertainment Properties Trust – REIT (b)	1,819	97
Epoch Holdings	589	7
Equity Lifestyle Properties (b)	1,712	85
Equity One – REIT (b)	3,212	79
Evercore Partners (b)	581	10
Extra Space Storage – REIT (b)	4,028	68
Ezcorp (a)	2,851	35
F.N.B. (b)	5,955	92
FBL Financial Group, Class A	596	16
FBR Capital Markets (a) (b)	2,112	14
Fcstone Group (a) (b)	611	25
Federal Agricultural Mortgage, Class C	746	24
FelCor Lodging Trust (b)	4,066	51
Financial Federal (b)	1,891	44

First American Funds 2008 Semiannual Report   17

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

First Acceptance (a)	1,440	$4
First Bancorp – North Carolina	966	18
First Bancorp of Puerto Rico (b)	5,209	54
First Busey (b)	869	17
First Cash Financial Services (a) (b)	1,812	27
First Charter	2,369	72
First Commonwealth Financial – Pennsylvania (b)	5,095	63
First Community Bancorp	1,362	29
First Community Bancshares – Nevada	765	26
First Financial – Indiana (b)	904	29
First Financial Bancorp – Ohio	2,605	34
First Financial Bankshares (b)	1,545	69
First Financial Holdings	1,054	25
First Industrial Realty Trust (b)	3,127	94
First Merchants	1,254	32
First Mercury Financial (a)	847	13
First Midwest Bancorp (b)	3,419	87
First Niagara Financial Group (b)	7,303	105
First Place Financial	1,254	16
First Potomac Realty Trust – REIT	1,507	26
First Regional Bancorp (a) (b)	755	11
First South Bancorp (b)	192	4
First State Bancorp – New Mexico	1,208	11
FirstBank, fractional share (a) (d)	0.29	—
FirstFed Financial (a) (b)	928	14
FirstMerit	5,545	114
Flagstar Bancorp (b)	2,882	18
Flushing Financial	1,930	38
FPIC Insurance Group (a)	667	31
Franklin Bank (a) (b)	775	1
Franklin Street Properties (b)	3,932	58
Friedman Billings Ramsey Group	11,028	27
Frontier Financial (b)	2,689	43
FX Real Estate & Entertainment (a)	705	3
GAMCO Investors	364	17
Getty Realty	1,760	32
GFI Group (b)	4,318	51
Glacier Bancorp (b)	3,695	76
Gladstone Capital (b)	978	18
Glimcher Realty Trust	2,748	33
GMH Communities Trust	2,306	22
Gramercy Capital (b)	2,130	40
Great Southern Bancorp (b)	913	14
Greene County Bancshares	617	12
Greenhill & Company (b)	1,404	91
Grubb & Ellis	2,662	16
Hallmark Financial Services (a)	247	3
Hancock Holding (b)	1,846	76
Hanmi Financial	3,239	23
Harleysville Group	1,040	38
Harleysville National (b)	1,972	29
Healthcare Realty Trust (b)	3,303	94
Heartland Financial USA (b)	1,121	25
Hercules Technology Growth Capital	1,373	14
Heritage Commerce	1,036	18
Hersha Hospitality Trust	3,028	29
HFF (a)	1,106	7
Highwoods Properties – REIT (b)	4,002	140
Hilb, Rogal & Hobbs (b)	2,511	73
Hilltop Holdings (a)	3,446	36
Home Properties (b)	2,556	134
Horace Mann Educators (b)	3,813	65
Horizon Financial	1,101	14
IBERIABANK	833	40
IMPAC Mortgage Holdings (a) (b)	5,393	6
Imperial Capital Bancorp	372	6
Independence Holdings	507	7
Independent Bank – Michigan (b)	1,525	12
Independent Bank	1,157	34
Infinity Property & Casualty (b)	1,202	47
Inland Real Estate (b)	4,007	65
Integra Bank	1,313	19
Interactive Brokers Group (a) (b)	2,759	87
International Bancshares (b)	3,264	82
Investors Bancorp (a) (b)	2,843	42
Investors Real Estate Trust (b)	3,398	35
IPC Holdings	4,229	123
Irwin Financial	1,442	8
JER Investment Trust (b)	1,287	10
KBW (a) (b)	2,023	48
Kearny Financial	1,474	16
Kite Realty Group Trust – REIT	2,157	29
Knight Capital Group, Class A (a) (b)	7,102	133
Kohlberg Capital (b)	1,009	10
LaBranche (a)	4,010	26
Ladenburg Thalman Financial Services (a) (b)	6,915	13
Lakeland Bancorp (b)	1,778	28
Lakeland Financial	897	21
LandAmerica Financial Group (b)	1,087	31
LaSalle Hotel Properties – REIT (b)	2,895	93
Lexington Corporate Properties Trust (b)	5,078	73
LTC Properties – REIT (b)	1,445	39
Luminent Mortgage Capital (a)	3,513	1
Macatawa Bank (b)	1,676	19
Maguire Properties – REIT (b)	2,929	47
MainSource Financial Group	988	15
Marathon Acquisition (a) (b)	2,623	20
MarketAxess Holdings (a) (b)	2,237	20
Max Capital Hamilton (b)	4,182	98
MB Financial (b)	1,962	56
MCG Capital (b)	3,330	25
Meadowbrook Insurance Group	1,886	14
Medical Properties Trust (b)	4,299	52
Meruelo Maddux Properties (a)	2,372	6
MFA Mortgage Investments (b)	10,161	71
Mid-America Apartment Communities	1,494	78
Midwest Banc Holdings (b)	985	10
Mission West Properties – REIT	1,231	15
Montpelier Holdings	7,019	116
Move (a)	7,423	23
MVC Capital	1,666	26
Nara Bancorp (b)	1,612	21
NASB Financial (b)	347	10
National Financial Partners (b)	2,957	80
National Health Investors	1,598	49
National Interstate	372	8
National Penn Bancshares (b)	5,937	99
National Penn Bancshares, fractional share (a) (d)	0.50	—
National Retail Properties (b)	4,369	100
National Western Life Insurance, Class A	153	39
Nationwide Health Properties – REIT (b)	5,464	197
Navigators Group (a) (b)	878	43
NBT Bancorp	2,367	54
Nelnet, Class A (b)	1,222	16
NewAlliance Bancshares (b)	8,222	111
Newcastle Investment – REIT (b)	3,105	31
Newstar Financial (a)	919	5
Nexcen Brands (a)	2,807	9
NorthStar Realty Finance – REIT (b)	4,349	45
Northwest Bancorp (b)	1,420	37
NYMAGIC	305	7
Ocwen Financial (a) (b)	2,817	14

The accompanying notes are an integral part of the financial statements.

18   First American Funds 2008 Semiannual Report

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Odyssey RE Holdings	1,946	$70
Old National Bancorp (b)	4,565	78
Old Second Bancorp	813	20
OMEGA Healthcare Investors (b)	4,235	74
optionsXpress Holdings (b)	3,015	65
Oriental Financial Group	1,402	26
Pacific Capital Bancorp (b)	3,233	66
Park National (b)	832	63
Parkway Properties (b)	1,228	49
Patriot Capital Funding (b)	1,188	12
PennantPark Investment	1,365	10
Pennsylvania (b)	2,203	55
Penson Worldwide (a)	995	11
Peoples Bancorp – Ohio	807	20
PFF Bancorp (b)	1,473	6
Phoenix Companies	7,865	102
Pinnacle Financial Partners (a)	744	20
Piper Jaffray Companies (a) (b)	1,416	53
Platinum Underwriters Holdings	3,553	127
PMA Capital (a)	2,454	23
Post Properties (b)	2,997	110
Potlatch – REIT (b)	2,911	130
Presidential Life	1,469	25
Primus Guaranty (a) (b)	3,090	14
PrivateBancorp (b)	1,304	44
ProAssurance (a) (b)	2,133	113
Prospect Capital Corporation (b)	1,315	19
Prosperity Bancshares (b)	2,061	64
Provident Bankshares (b)	2,205	28
Provident Financial Services (b)	4,183	65
Provident New York Bancorp	3,080	41
PS Business Parks – REIT (b)	1,199	69
Pzena Investment Management	352	4
QC Holdings (b)	496	4
RAIT Financial Trust (b)	4,183	32
Ramco-Gershenson Properties Trust – REIT	1,645	37
Realty Income – REIT (b)	5,542	146
Redwood Trust – REIT (b)	1,651	55
Renasant (b)	1,019	24
Republic Bancorp – Kentucky, Class A	764	18
Resource Capital – REIT	1,478	13
Riskmetrics Group (a)	1,445	25
RLI	1,442	69
Rockville Financial (b)	971	13
S&T Bancorp	1,703	58
Safety Insurance Group	1,045	38
Sanders Morris Harris Group (b)	1,324	11
Sandy Spring Bancorp (b)	1,195	30
Santander Bancorp	334	4
Saul Centers	835	42
SCBT Financial	721	24
SeaBright Insurance Holdings (a)	1,194	19
Seacoast Banking (b)	1,295	14
Security Bank (b)	1,197	9
Security Capital Assurance	1,658	2
Selective Insurance Group	4,103	87
Senior Housing Properties Trust (b)	5,688	136
Sierra Bancorp (b)	287	6
Signature Bank (a) (b)	1,908	50
Simmons First National, Class A	962	31
South Financial Group (b)	5,098	31
Southside Bancshares (b)	956	23
Southwest Bancorp – Oklahoma	1,168	21
Sovran Self Storage – REIT	1,398	62
State Auto Financial	1,276	35
Sterling Bancorp	1,615	26
Sterling Bancshares (b)	5,158	54
Sterling Financial – Washington (b)	3,375	41
Stewart Information Services (b)	1,490	36
Stifel Financial (a) (b)	1,105	52
Strategic Hotels & Resorts – REIT	5,192	75
Suffolk Bancorp	794	26
Sun Bancorp – New Jersey (a)	1,227	14
Sun Communities (b)	1,748	34
Sunstone Hotel Investors – REIT (b)	4,070	76
Superior Bancorp (a)	173	3
Susquehanna Bancshares (b)	5,674	113
SVB Financial (a) (b)	2,364	115
SWS Group	1,820	24
SY Bancorp	1,072	26
Tanger Factory Outlet Centers (b)	2,864	116
Taylor Capital Group	421	6
Tejon Ranch (a)	827	35
Texas Capital Bancshares (a) (b)	1,931	36
Thomas Properties Group	1,639	14
Thomas Weisel Partners Group (a)	1,512	10
TICC Capital	1,052	8
TierOne	1,525	14
Tompkins Trustco	446	22
Tower Group	1,607	38
TradeStation Group (a) (b)	1,949	18
Triad Guaranty (a) (b)	616	1
TriCo Bancshares	1,308	22
TrustCo Bank Corporation of New York (b)	5,134	45
Trustmark (b)	3,383	74
UCBH Holdings (b)	6,882	50
UMB Financial (b)	1,628	81
Umpqua Holdings (b)	4,136	61
Union Bankshares	1,265	24
United American Indemnity (a)	1,691	26
United Bankshares	2,430	71
United Community Banks (b)	2,338	32
United Community Financial	1,817	15
United Fire & Casualty	1,271	42
United Security Bancshares (b)	572	8
Universal American Financial (a)	2,851	31
Universal Health Realty Income Trust – REIT	1,196	40
Univest Corporation of Pennsylvania (b)	1,071	27
Urstadt Biddle Properties, Class A	2,213	37
US Global Investors (a)	811	11
U-Store-It Trust – REIT (b)	3,160	38
Virginia Commerce Bancorp (a)	1,792	13
W Holding Company (b)	7,958	8
Waddell & Reed Financial, Class A	6,388	216
Washington Real Estate Investment Trust (b)	3,108	110
Washington Trust Bancorp	774	19
WesBanco	1,390	30
West Coast Bancorp – Oregon	1,397	18
Westamerica Bancorporation (b)	2,073	121
Western Alliance Bancorp (a) (b)	763	10
Westfield Financial	1,247	12
Wilshire Bancorp	1,643	14
Winthrop Realty Trust (b)	2,812	12
Wintrust Financial (b)	1,671	53
World Acceptance (a) (b)	1,192	47
WP Stewart & Company (b)	647	1
WSFS Financial	479	24
Zenith National Insurance (b)	2,736	102

		15,298

First American Funds 2008 Semiannual Report   19

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Healthcare – 11.6%
Abaxis (a) (b)	1,424	$36
ABIOMED (a)	1,405	21
ACADIA Pharmaceuticals (a) (b)	2,168	17
Accuray (a)	837	7
Acorda Therapeutics (a) (b)	1,926	41
Affymax (a)	287	4
Affymetrix (a)	4,738	52
Air Methods (a)	832	33
Akorn (a)	3,266	15
Albany Molecular Research (a)	1,825	21
Alexion Pharmaceuticals (a) (b)	2,378	167
Alexza Pharmaceuticals (a)	1,418	9
Align Technology (a)	4,116	51
Alkermes (a) (b)	6,893	86
Alliance Imaging (a)	1,221	10
Allos Therapeutics (a)	2,828	16
Allscripts Healthcare Solutions (a) (b)	3,805	42
Alnylam Pharmaceuticals (a) (b)	2,448	61
Alpharma, Class A (a) (b)	3,000	74
Altus Pharmaceuticals (a)	1,466	6
AMAG Pharmaceuticals (a)	1,134	47
Amedisys (a) (b)	1,834	95
American Dental Partners (a)	870	10
American Medical Systems (a) (b)	5,183	73
AMERIGROUP (a)	3,634	94
Amicus Therapeutics (a) (b)	317	3
AMN Healthcare Services (a)	2,528	37
Amsurg, Class A (a)	2,068	53
Analogic	965	56
AngioDynamics (a)	1,551	23
Animal Health International (a)	804	7
Applera (a) (b)	5,340	71
Apria Healthcare Group (a) (b)	2,955	52
Arena Pharmaceuticals (a) (b)	4,327	24
Ariad Pharmaceuticals (a)	4,784	14
ArQule (a) (b)	2,685	10
Array BioPharma (a)	2,586	16
ArthroCare (a) (b)	2,009	91
Aspect Medical Systems (a)	1,344	9
Assisted Living Concept (a)	4,140	30
Athenahealth (a) (b)	180	5
Auxilium Pharmaceuticals (a) (b)	2,125	65
Bentley Pharmaceuticals (a)	1,305	20
Biodel (a)	315	4
BioMarin Pharmaceutical (a) (b)	6,572	240
Biomimetic Therapeutics (a)	741	7
Bionovo (a) (b)	3,570	4
Bio-Rad Laboratories, Class A (a)	1,283	107
Bio-Reference Labs (a)	923	23
BMP Sunstone (a) (b)	2,066	15
Bruker BioSciences (a)	4,450	54
Cadence Pharmaceuticals (a) (b)	1,440	9
Cantel Medical (a)	814	8
Capital Senior Living (a)	1,767	15
Caraco Pharmaceutical Laboratories (a)	1,095	18
Cell Genesys (a) (b)	5,304	20
Centene (a)	2,984	55
Cepheid (a) (b)	3,796	74
Chemed	1,769	60
Computer Programs & Systems	596	11
Conceptus (a) (b)	1,661	30
CONMED (a) (b)	1,936	49
Corvel (a) (b)	620	20
Cross Country Healthcare (a)	2,180	26
CryoLife (a)	1,526	16
Cubist Pharmaceuticals (a) (b)	3,815	74
Cutera (a)	959	13
CV Therapeutics (a)	4,320	40
Cyberonics (a) (b)	1,622	26
Cynosure (a)	517	13
Cypress Bioscience (a) (b)	2,478	16
Cytokinetics (a)	2,451	8
Cytrx (a) (b)	6,061	5
Datascope	922	35
Dendreon (a) (b)	6,149	32
Discovery Laboratories (a) (b)	6,563	19
Durect (a) (b)	4,653	21
Eclipsys (a) (b)	3,157	66
Emergency Medical Services (a)	639	14
Emergent Biosolutions (a)	446	4
Emeritus (a)	227	6
Enzo Biochem (a)	1,923	16
Enzon (a) (b)	2,983	26
eResearchTechnology (a)	2,703	33
ev3 (a) (b)	3,176	26
Exelixis (a) (b)	6,331	48
Genomic Health (a)	952	20
Genoptix (a) (b)	225	6
Gentiva Health Services (a) (b)	1,992	43
Genvec (a) (b)	4,636	9
Geron (a) (b)	5,058	24
Greatbatch (a) (b)	1,632	30
GTx (a) (b)	1,132	19
Haemonetics (a) (b)	1,819	104
Halozyme Therapeutics (a)	4,451	22
Hansen Medical (a) (b)	750	13
HealthExtras (a)	1,944	55
Healthsouth (a) (b)	5,427	107
Healthspring (a)	3,297	56
Healthways (a)	2,521	92
HMS Holdings (a)	1,446	37
Hologic (a)	16,421	479
Human Genome Sciences (a) (b)	9,241	61
Hythiam (a) (b)	1,821	5
ICU Medical (a) (b)	880	22
Idenix Pharmaceuticals (a) (b)	2,157	14
I-Flow (a)	1,701	23
Illumina (a) (b)	3,676	286
Immucor (a) (b)	4,732	128
Immunomedics (a) (b)	3,973	10
Incyte (a) (b)	6,324	69
Indevus Pharmaceuticals (a)	3,994	19
Insulet (a)	259	5
Integra LifeSciences (a) (b)	1,242	53
InterMune (a) (b)	1,968	31
Invacare	1,963	35
inVentiv Health (a) (b)	2,084	62
Inverness Medical Innovations (a) (b)	5,110	189
Isis Pharmaceuticals (a) (b)	6,031	71
Javelin Pharmaceuticals (a) (b)	2,849	8
Kendle International (a) (b)	968	41
Kensey Nash (a) (b)	801	23
Keryx Biopharmaceuticals (a)	3,475	2
Kindred Healthcare (a) (b)	1,945	46
Kosan Biosciences (a)	2,835	5
K-V Pharmaceutical, Class A (a) (b)	2,604	64
LCA-Vision (b)	1,422	14
LHC Group (a)	611	10
LifeCell (a)	2,324	118
Ligand Pharmaceuticals (a)	6,368	26
Luminex (a) (b)	2,486	49

The accompanying notes are an integral part of the financial statements.

20   First American Funds 2008 Semiannual Report

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Magellan Health Services (a)	2,685	$104
MannKind (a) (b)	3,367	9
Martek Biosciences (a) (b)	2,220	78
Masimo (a)	749	22
Matria Healthcare (a)	1,665	42
Maxygen (a)	2,189	13
Medarex (a) (b)	8,642	62
MedAssets (a)	987	15
MedCath (a)	620	12
Medical Action Industries (a)	1,107	18
Medicines (a) (b)	3,561	70
Medicis Pharmaceutical, Class A (b)	3,835	79
Medivation (a) (b)	1,477	23
Mentor (b)	2,304	67
Meridian Bioscience	2,003	54
Merit Medical Systems (a)	1,956	29
Metabolix (a) (b)	993	11
Micrus Endovascular (a)	1,037	12
Mine Safety Appliances	1,939	72
Minrad International (a) (b)	3,348	8
Molecular Insight Pharmaceuticals (a)	380	3
Molina Healthcare (a) (b)	952	24
Momenta Pharmaceuticals (a)	1,901	27
MWI Veterinary Supply (a)	189	7
Myriad Genetics (a) (b)	2,744	114
NABI Biopharmaceuticals (a)	4,477	18
Nastech Pharmaceutical (a) (b)	1,695	2
National Healthcare	484	24
Natus Medical (a)	1,394	27
Nektar Therapeutics (a)	6,292	30
Neurocrine Biosciences (a)	2,560	14
Neurogen (a)	2,149	2
Nighthawk Radiology Holdings (a)	1,431	11
Northstar Neuroscience (a)	1,238	2
Novacea (a)	493	1
Noven Pharmaceuticals (a)	1,743	16
NuVasive (a) (b)	2,619	100
NxStage Medical (a)	1,398	8
Obagi Medical Products (a)	81	1
Odyssey Healthcare (a)	2,672	24
Omnicell (a)	2,034	24
Omrix Biopharmaceuticals (a)	955	14
Onyx Pharmaceuticals (a) (b)	3,731	131
OraSure Technologies (a)	3,175	21
Orexigen Therapeutics (a)	474	5
Orthofix International (a)	1,145	35
OSI Pharmaceuticals (a) (b)	3,970	138
Osiris Therapeutics (a) (b)	880	10
Owens & Minor (b)	2,780	126
Pain Therapeutics (a) (b)	2,406	17
Palomar Medical Technologies (a) (b)	1,305	18
Par Pharmaceutical Companies (a)	2,622	45
PAREXEL International (a) (b)	3,766	96
Penwest Pharmaceuticals (a)	1,648	5
Perrigo (b)	5,287	217
PharmaNet Development Group (a)	1,295	31
Pharmerica (a) (b)	1,705	29
Poniard Pharmaceuticals (a)	1,550	6
POZEN (a) (b)	1,905	25
Progenics Pharmaceutical (a) (b)	1,726	23
Protalix Biotherapeutics (a)	143	—
PSS World Medical (a) (b)	4,629	76
Psychiatric Solutions (a) (b)	3,710	129
Quidel (a)	2,020	32
Regeneron Pharmaceutical (a)	4,378	86
RehabCare Group (a)	1,112	19
Res-Care (a)	1,688	27
Rigel Pharmaceuticals (a) (b)	2,439	55
RTI Biologics (a)	1,974	20
Salix Pharmaceuticals (a) (b)	3,237	23
Santarus (a)	3,452	9
Savient Pharmaceuticals (a) (b)	3,932	86
Sciele Pharma (a) (b)	2,122	41
Seattle Genetics (a) (b)	3,959	40
Senomyx (a)	2,341	14
Sirona Dental Systems (a) (b)	1,337	36
Sirtris Pharmaceuticals (a) (b)	399	9
Skilled Healthcare Group, Class A (a)	1,517	18
Somaxon Pharmaceuticals (a)	660	3
Sonic Innovations (a)	1,807	8
SonoSite (a) (b)	1,306	42
Spectranetics (a)	2,418	26
Stereotaxis (a) (b)	1,795	12
STERIS (b)	4,440	123
Stewart Enterprises, Class A (b)	6,960	48
Sun Healthcare Group (a)	2,950	39
Sunrise Senior Living (a)	3,070	66
SuperGen (a) (b)	3,579	10
SurModics (a) (b)	1,046	47
Symmetry Medical (a)	2,448	34
Telik (a) (b)	3,823	8
Tercica (a)	2,340	12
Thoratec (a)	3,805	61
TomoTherapy (a) (b)	287	3
TriZetto Group (a) (b)	3,397	72
Trubion Pharmaceuticals (a) (b)	580	4
United Therapeutics (a) (b)	1,422	120
Valeant Pharmaceuticals International (a) (b)	6,066	81
Vanda Pharmaceuticals (a) (b)	1,818	6
Varian (a)	2,110	107
Verenium Corporation (a) (b)	2,708	8
ViroPharma (a)	4,835	44
Vital Images (a) (b)	917	14
Vital Signs	326	17
Vivus (a)	4,029	23
Volcano (a)	1,960	23
West Pharmaceutical Services	2,377	112
Wright Medical Group (a) (b)	2,365	66
XenoPort (a)	1,464	63
XOMA (a) (b)	9,182	22
Zoll Medical (a)	1,408	47
ZymoGenetics (a) (b)	2,965	26

		10,073

Industrials – 14.3%
3D Systems (a) (b)	980	15
A.O. Smith	1,380	43
AAON	937	17
AAR (a) (b)	2,625	61
ABM Industries (b)	2,933	61
ABX Air (a)	4,732	13
ACCO Brands (a)	3,041	42
Accuride (a)	1,771	14
Actuant, Class A (b)	4,015	136
Acuity Brands	3,010	144
Administaff	1,677	44
Advisory Board (a) (b)	1,228	57
Aecom Technology (a) (b)	2,718	75
Aerovironment (a)	344	8
AirTran Holdings (a) (b)	6,254	21
Alaska Air Group (a) (b)	2,597	56
Albany International, Class A (b)	1,952	71

First American Funds 2008 Semiannual Report   21

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Allegiant Travel (a)	177	$5
Altra Holdings (a)	673	10
Amerco (a)	773	44
American Commercial Lines (a) (b)	3,402	54
American Ecology	1,105	29
American Railcar Industries (b)	690	14
American Reprographics (a) (b)	2,030	32
American Science & Engineering (b)	743	36
American Superconductor (a) (b)	2,757	70
American Woodmark (b)	943	18
Ameron International	651	64
Ampco-Pittsburgh	578	26
Amrep	147	8
Apogee Enterprises (b)	1,973	44
Applied Energetics (a) (b)	1,950	4
Applied Industrial Technology (b)	2,959	71
ARGON ST (a) (b)	1,015	19
Arkansas Best (b)	1,565	62
Arrowhead Research (a) (b)	2,327	6
Asset Acceptance Capital (b)	1,224	15
Astec Industries (a)	1,305	48
Atlas Air Worldwide Holdings (a)	910	55
AZZ (a)	797	21
Badger Meter (b)	900	47
Baldor Electric	3,029	98
Barnes Group	2,601	68
Barrett Business Services	543	7
Beacon Roofing Supply (a) (b)	3,026	32
BlueLinx Holdings (b)	569	3
Bowne & Company	2,344	39
Brady, Class A (b)	3,189	108
Briggs & Stratton (b)	3,399	52
Bright Horizons Family Solutions (a)	1,805	86
Bucyrus International (b)	2,522	318
Builders FirstSource (a) (b)	742	5
Cascade (b)	818	35
Casella Waste Systems (a)	1,589	17
CBIZ (a)	4,304	38
CDI (b)	572	16
Celadon Group (a) (b)	1,514	16
Cenveo (a) (b)	3,676	38
Ceradyne (a) (b)	1,873	73
Chart Industries (a)	853	35
Circor International	1,172	56
CLARCOR (b)	3,586	150
Clean Harbors (a)	1,137	75
Coleman Cable (a)	561	7
Columbus McKinnon (a) (b)	1,308	37
Comfort Systems USA (b)	3,251	44
Commercial Vehicle Group (a)	1,692	20
COMSYS IT Partners (a)	1,183	10
Consolidated Graphics (a) (b)	638	37
Cornell (a)	397	9
CoStar Group (a) (b)	1,209	58
CPI (b)	365	7
CRA International (a)	848	29
Cubic	1,037	28
Curtiss-Wright (b)	3,032	144
Deluxe	3,567	76
Diamond Management & Technology Consultation	1,435	9
Dollar Thrifty Automotive (a) (b)	1,453	19
Duff & Phelps, Class A (a)	639	12
Dycom Industries (a) (b)	3,039	44
Dynamex (a)	790	20
Dynamic Materials	936	44
DynCorp International (a) (b)	2,014	36
Eagle Bulk Shipping	2,765	81
Electro Rent	1,176	16
EMCOR Group (a)	4,376	110
Encore Wire (b)	1,593	36
Energy Conversion Devices (a) (b)	2,713	88
EnergySolutions	1,353	30
EnerSys (a)	1,457	34
ENGlobal (a) (b)	1,257	13
Ennis Business Forms	2,093	35
EnPro Industries (a)	1,589	58
ESCO Technologies (a) (b)	1,776	83
Esterline Technologies (a)	1,700	95
Evergreen Solar (a) (b)	6,451	55
Exponent (a)	1,015	34
ExpressJet Holdings (a)	3,589	11
Federal Signal (b)	3,045	42
First Advantage (a)	185	4
Flow International (a)	2,591	26
Force Protection (a) (b)	4,663	14
Forward Air (b)	2,075	71
Franklin Electric (b)	1,326	51
FreightCar America	897	34
FTD Group	1,203	17
FTI Consulting (a) (b)	3,002	192
FuelCell Energy (a) (b)	4,344	38
Fuel-Tech (a) (b)	1,178	30
G&K Services, Class A (b)	1,351	43
Gehl Company (a)	472	7
Genco Shipping & Trading (b)	1,361	92
GenCorp (a) (b)	3,835	33
Genesee & Wyoming, Class A (a) (b)	2,249	80
Geo Group (a) (b)	3,621	96
GeoEye (a)	1,201	28
GEVITY HR	1,655	11
Global Cash Access Holdings (a)	2,783	17
Gorman-Rupp	991	35
Granite Construction (b)	2,594	89
Greenbrier Companies (b)	969	22
Griffon (a)	2,069	19
H & E Equipment Services (a)	811	11
Hardinge	749	12
Healthcare Services Group (b)	2,927	45
Heartland Express (b)	3,970	61
HEICO (b)	1,493	77
Heidrick & Struggles International	1,381	41
Herman Miller (b)	4,080	95
Hexcel (a) (b)	6,480	145
Horizon Lines, Class A (b)	2,322	24
Houston Wire & Cable (b)	1,182	22
Hub Group (a) (b)	2,666	87
Hudson Highland Group (a)	1,742	15
Hurco (a)	389	18
Huron Consulting Group (a)	1,367	57
ICT Group (a)	480	5
IHS, Class A (a)	2,067	137
II-VI (a)	1,764	66
IKON Office Solutions	5,438	60
InnerWorkings (a) (b)	1,584	21
Innovative Solutions & Support (a)	864	8
Insituform Technologies, Class A (a) (b)	2,031	34
Insteel Industries	979	12
Integrated Electrical Services (a) (b)	929	16
Interline Brands (a) (b)	2,019	39
Jackson Hewitt Tax Service	2,053	31
JetBlue Airways (a) (b)	12,241	62
Kadant (a)	965	25

The accompanying notes are an integral part of the financial statements.

22   First American Funds 2008 Semiannual Report

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Kaman	1,874	$51
Kaydon (b)	2,029	106
Kelly Services, Class A (b)	1,361	30
Kenexa (a) (b)	1,758	31
Kforce (a)	2,100	17
Knight Transportation (b)	4,291	73
Knoll	1,986	26
Korn/Ferry International (a) (b)	2,966	55
Ladish (a) (b)	1,110	33
Lawson Products	284	7
Layne Christensen (a)	719	31
LB Foster (a) (b)	818	26
LECG (a)	1,437	15
Lindsay Manufacturing (b)	870	91
LSI Industries	1,688	19
Marten Transport (a)	1,265	21
MasTec (a)	2,737	22
McGrath Rentcorp	1,708	44
Medis Technologies (a) (b)	1,600	13
Mercury Computer Systems (a)	1,559	13
Michael Baker (a)	491	10
Middleby (a) (b)	1,065	67
Miller Industries (a)	760	9
Mobile Mini (a) (b)	2,577	55
Moog, Class A (a) (b)	2,571	111
MTC Technologies (a) (b)	794	19
Mueller Industries	2,516	81
Mueller Water Products, Class A (b)	7,862	63
Multi Color	270	6
NACCO Industries, Class A (b)	385	35
Navigant Consulting (a) (b)	3,235	65
NCI Building Systems (a) (b)	1,378	33
Nordic American Tanker Shipping (b)	1,789	60
Nordson	2,072	122
NuCo2 (a)	765	21
Odyssey Marine Exploration (a)	2,836	14
Old Dominion Freight Line (a)	2,297	71
On Assignment (a)	1,836	13
Orbital Sciences (a) (b)	4,074	110
Orion Energy Systems (a)	446	5
Pacer International	2,562	48
Park-Ohio Holdings (a)	568	9
Patriot Transportation Holdings (a)	24	2
PeopleSupport (a) (b)	1,735	17
Perini (a) (b)	1,835	66
PGT (a)	309	1
PHH (a) (b)	3,660	72
Pico Holdings (a)	581	21
Pike Electric (a)	781	13
Pinnacle Airlines (a) (b)	1,388	12
Polypore International (a) (b)	349	8
Portfolio Recovery Associates (b)	1,050	46
Powell Industries (a)	565	24
Power-One (a)	5,244	16
Pre-Paid Legal Services (a)	620	27
Protection One (a) (b)	59	1
The Provident Service (a)	716	20
Quanex Building Products (a) (b)	2,549	43
Raven Industries	1,342	41
RBC Bearings (a)	1,496	60
Regal-Beloit (b)	2,202	82
Republic Airways Holdings (a)	2,314	39
Resources Connection (b)	3,633	73
Robbins & Myers (b)	2,101	84
Rollins	2,929	47
RSC Holdings (a)	1,445	13
Rush Enterprises (a) (b)	2,282	37
Saia (a)	926	13
SAIC (a) (b)	11,294	215
Schawk	1,277	20
School Specialty (a)	1,487	44
SI International (a)	744	17
Simpson Manufacturing (b)	2,533	67
SkyWest (b)	4,254	81
Sotheby’s Holdings, Class A (b)	4,472	124
Spherion (a) (b)	3,823	19
Standard Parking (a)	804	17
Standard Register (b)	1,174	11
Standex International	842	18
Stanley (a)	532	13
Sun Hydraulics	764	23
TAL International Group	924	22
Taleo (a)	1,032	20
TBS International (a) (b)	336	13
Team (a)	938	28
Tecumseh Products, Class A (a) (b)	1,064	33
Teledyne Technologies (a) (b)	2,523	148
Teletech Holdings (a)	2,891	66
Tennant (b)	1,060	36
Tetra Tech (a) (b)	3,983	84
Titan International	1,627	58
Titan Machinery (a)	313	6
TransDigm Group (a) (b)	622	24
Tredegar	2,305	38
Trex (a) (b)	938	9
Triumph Group (b)	1,138	67
TrueBlue (a)	3,073	39
TurboChef Technologies (a)	1,362	12
Twin Disc	635	11
UAP Holding	3,855	150
Ultrapetrol Bahamas (a) (b)	1,048	10
United Stationers (a) (b)	1,702	75
Universal Forest Products (b)	1,155	40
Universal Technical Institute (a)	1,684	19
Universal Truckload Services (a)	204	4
Valmont Industries (b)	1,386	136
Viad (b)	1,513	48
Vicor	1,335	16
Volt Information Sciences (a) (b)	1,061	14
Wabash National (b)	2,121	18
Walter Industries (b)	3,595	249
Waste Connections (a) (b)	4,461	143
Waste Services (a)	373	3
Watsco	1,570	71
Watson Wyatt & Company Holdings (b)	2,894	170
Watts Water Technologies, Class A (b)	2,053	55
Werner Enterprises (b)	3,217	63
Westinghouse Air Brake Technologies	3,353	144
Woodward Governor	4,133	145

		12,416

Information Technology – 15.5%
3Com (a)	26,675	64
Acacia Research – Acacia Technology (a)	2,223	12
ACI Worldwide (a) (b)	2,560	57
Acme Packet (a)	1,537	14
Actel (a) (b)	1,763	29
Actuate (a)	4,413	18
Adaptec (a)	8,134	23
ADTRAN	3,826	91
Advanced Analogic Technologies (a)	2,211	15
Advanced Energy Industries (a) (b)	2,267	32

First American Funds 2008 Semiannual Report   23

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Advent Software (a) (b)	1,281	$51
Agilysys	1,632	18
Airvana (a)	643	4
Amkor Technology (a)	7,301	70
ANADIGICS (a) (b)	3,828	43
Anaren (a)	1,201	16
Anixter International (a) (b)	2,121	121
Ansoft (a)	1,093	36
ANSYS (a) (b)	4,816	194
Applied Micro Circuits (a) (b)	4,868	43
Ariba (a) (b)	5,425	64
Arris Group (a) (b)	9,474	77
Art Technology Group (a)	8,495	30
AsiaInfo Holdings (a)	2,160	26
Asyst Technologies (a)	3,572	13
Atheros Communications (a) (b)	4,010	107
ATMI (a) (b)	2,181	64
Audiovox (a)	1,192	13
Avanex (a) (b)	12,291	11
Avid Technology (a) (b)	3,165	66
Avocent (a) (b)	3,207	63
Axcelis Technologies (a)	7,076	38
Bankrate (a) (b)	779	41
BearingPoint (a) (b)	14,593	27
Bel Fuse	771	20
Belden (b)	3,147	106
Benchmark Electronics (a)	4,589	82
Black Box	1,192	35
Blackbaud (b)	3,039	71
Blackboard (a) (b)	1,969	68
Blue Coat Systems (a) (b)	2,212	47
Borland Software (a) (b)	5,062	9
Bottomline Technologies (a)	1,100	12
Brightpoint (a)	3,491	32
Brooks Automation (a) (b)	4,438	46
Cabot Microelectronics (a)	1,630	55
CACI International, Class A (a) (b)	2,122	106
Cass Information Systems (b)	488	16
Cavium Networks (a)	141	3
Checkpoint Systems (a)	2,882	75
Chordiant Software (a)	2,277	10
CIBER (a)	3,736	23
Cirrus Logic (a)	6,561	47
CMGI (a)	3,316	46
CNET Networks (a) (b)	10,365	80
Cogent (a)	2,965	28
Cognex	3,024	76
Cohu	1,539	27
Commvault Systems (a)	2,447	30
Comscore (a)	395	7
Comtech Group (a) (b)	1,062	14
Comtech Telecommunications (a) (b)	1,681	65
Comverge (a)	375	5
Concur Technologies (a) (b)	2,831	94
Conexant Systems (a)	36,412	18
Constant Contact (a) (b)	491	9
CPI International (a)	568	6
Cray (a)	2,299	14
Credence Systems (a)	7,588	8
CSG Systems International (a)	2,535	31
CTS	2,494	28
CyberSource (a) (b)	4,564	83
Cymer (a) (b)	2,181	57
Daktronics (b)	2,177	32
Data Domain (a) (b)	335	7
DealerTrack Holdings (a) (b)	2,252	43
Dice Holdings (a) (b)	1,144	8
Digi International (a)	1,826	15
Digital River (a) (b)	2,520	83
Diodes (a) (b)	2,060	56
Dionex (a) (b)	1,307	102
Ditech Networks (a)	1,952	6
Divx (a)	1,602	12
Double-take Software (a) (b)	594	9
DSP Group (a)	1,925	25
DTS (a)	1,490	44
EarthLink (a)	7,516	69
Echelon (a) (b)	2,045	23
Electro Scientific Industries (a)	2,096	34
Electronics for Imaging (a) (b)	3,940	57
Emulex (a)	5,879	77
EnerNOC (a) (b)	257	4
Entegris (a)	8,167	62
Epicor Software (a) (b)	4,516	36
EPIQ Systems (a)	1,502	23
Equinix (a) (b)	2,452	222
Euronet Worldwide (a) (b)	3,169	56
Exar (a)	1,240	10
Excel Technologies (a)	859	20
Exlservice Holdings (a) (b)	1,567	39
Extreme Networks (a)	8,942	27
FalconStor Software (a)	2,215	18
FARO Technologies (a)	980	35
FEI (a)	2,375	52
Finisar (a) (b)	17,132	23
FLIR Systems (a) (b)	9,113	313
FormFactor (a) (b)	3,264	63
Forrester Research (a)	1,227	35
Foundry Networks (a) (b)	10,019	128
Gartner, Class A (a) (b)	4,758	109
Gerber Scientific (a)	1,786	17
Glu Mobile (a)	427	2
Greenfield Online (a)	1,517	17
Harmonic (a) (b)	5,348	44
Harris Stratex Networks, Class A (a) (b)	1,926	18
Heartland Payment Systems (b)	704	15
Hittite Microwave (a)	724	29
HSW International (a) (b)	875	4
Hughes Communications (a)	275	15
Hutchinson Technology (a) (b)	1,911	27
Hypercom (a)	3,673	16
i2 Technologies (a) (b)	1,101	12
Ibasis	2,265	7
iGATE (a)	1,773	14
Imation	2,303	54
Imergent (b)	857	10
Immersion (a) (b)	1,724	19
Infinera (a)	436	6
Informatica (a) (b)	5,999	96
Information Services Group (a)	2,875	15
InfoSpace	2,245	27
infoUSA	2,509	14
Integral Systems	640	22
Interactive Intelligence (a)	911	12
Interdigital (a)	3,235	66
Intermec (a) (b)	3,604	76
Internap Network Services (a)	3,354	16
Internet Capital Group (a)	2,622	26
InterVoice (a)	2,643	17
Interwoven (a)	3,184	36
Intevac (a)	1,644	22
iPass (a)	3,414	10

The accompanying notes are an integral part of the financial statements.

24   First American Funds 2008 Semiannual Report

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

IPG Photonics (a) (b)	765	$13
Isilon Systems (a)	647	3
Itron (a) (b)	1,848	172
Ixia (a)	3,040	22
IXYS (a)	1,656	12
J2 Global Communications (a)	3,141	67
Jack Henry & Associates (b)	5,630	148
JDA Software (a)	1,749	33
KEMET (a) (b)	5,808	24
The Knot (a) (b)	1,889	22
Kulicke & Soffa (a) (b)	4,267	28
L-1 Identity Solutions (a) (b)	4,101	59
Landauer	708	38
Lattice Semiconductor (a)	8,530	29
Lawson Software (a)	9,403	75
Limelight Networks (a)	1,239	3
Lionbridge Technologies (a)	4,165	12
Liquidity Services (a)	554	5
Littelfuse (a)	1,531	56
Liveperson (a)	2,380	8
Lo-Jack (a)	1,446	14
LoopNet (a) (b)	1,847	21
Loral Space & Communications (a)	614	13
LTX (a)	4,788	14
Macrovision (a) (b)	3,652	58
Magma Design Automation (a)	2,504	23
Magna Entertainment (a) (b)	3,486	1
Manhattan Associates (a)	1,870	49
ManTech International (a)	1,238	59
Marchex (b)	1,947	20
Mattson Technology (a)	3,640	18
Maximus	1,250	47
Measurement Specialties (a)	1,108	18
Mentor Graphics (a) (b)	5,821	59
Mercadolibre (a) (b)	1,104	56
Methode Electronics, Class A	2,607	28
Micrel (b)	3,801	37
Micros Systems (a) (b)	5,685	203
Microsemi (a) (b)	5,097	125
MicroStrategy (a)	655	58
Microtune (a)	4,026	14
Midway Games (a)	1,434	4
MIPS Technologies, Class A (a)	3,287	15
MKS Instruments (a) (b)	3,401	78
Monolithic Power Systems (a)	1,452	33
Monotype Imaging Holdings (a)	167	2
MPS Group (a) (b)	7,093	76
MRV Communications (a)	9,356	15
MSC.Software (a)	3,042	37
MTS Systems (b)	1,212	42
Multi-Fineline Electronix (a) (b)	630	12
Ness Technologies (a) (b)	1,276	12
Net 1 UEPS Technologies (a) (b)	2,862	67
Netezza (a)	458	5
NETGEAR (a) (b)	2,560	41
Netlogic Microsystems (a) (b)	1,266	42
NetSuite (a) (b)	483	10
Network Equipment Technologies (a) (b)	1,782	12
Neutral Tandem (a) (b)	440	8
Newport (a)	2,452	28
Nextwave Wireless (a) (b)	1,851	12
NIC	2,617	17
Novatel Wireless (a)	2,183	19
Nuance Communications (a) (b)	10,057	204
Omniture (a)	2,933	67
OmniVision Technologies (a) (b)	3,962	64
ON Semiconductor (a) (b)	19,862	148
On2 Technologies (a) (b)	10,837	9
Online Resources (a)	1,643	17
Opentv (a)	6,377	7
Openwave Systems	6,192	13
Oplink Communications (a)	1,330	13
Opnext (a)	1,250	7
Optium (a)	837	6
Orbcomm (a) (b)	1,750	10
OSI Systems (a) (b)	1,237	30
OYO Geospace (a)	317	15
Packeteer (a)	2,844	20
Palm (b)	6,606	38
Parametric Technology (a) (b)	7,881	137
Park Electrochemical (b)	1,374	37
PC Connection (a)	639	5
PDF Solutions (a)	1,563	7
Pegasystems	934	10
Perficient (a)	1,997	18
Pericom Semiconductor (a)	2,098	36
Perot Systems, Class A (a) (b)	6,013	94
Phase Forward (a) (b)	2,563	47
Photronics (a) (b)	3,166	34
Plantronics	3,320	83
Plexus (a)	3,168	76
PLX Technology (a)	1,938	17
PMC-Sierra (a) (b)	14,668	114
Polycom (a)	6,380	143
Powerwave Technologies (a) (b)	8,447	23
Progress Software (a)	2,808	85
Pros Holdings (a)	536	6
QAD	1,086	8
Quality Systems (b)	1,183	38
Quantum (a) (b)	14,750	26
Quest Software (a)	4,719	63
Rackable Systems (a) (b)	2,187	24
Radiant Systems (a)	1,920	26
RadiSys (a) (b)	1,565	15
RealNetworks (a)	6,510	40
Renaissance Learning	576	8
RF Micro Devices (a) (b)	18,088	61
RightNow Technologies (a)	1,116	13
Rimage (a) (b)	691	12
Rofin-Sinar Technologies (a) (b)	2,133	81
Rogers (a)	1,220	42
Rubicon Technology (a)	273	6
Rudolph Technologies (a) (b)	1,716	17
S1 (a)	3,862	26
Safeguard Scientifics (a)	9,654	15
Sapient (a) (b)	5,619	40
SAVVIS (a)	1,901	28
ScanSource (a) (b)	1,753	44
SeaChange International (a)	2,075	15
Secure Computing (a)	3,233	21
Semitool (a)	1,320	12
Semtech (a) (b)	4,273	69
Sigma Designs (a) (b)	1,930	34
Silicon Graphics (a)	442	5
Silicon Image (a)	5,959	36
Silicon Storage Technology (a)	6,863	21
SiRF Technology Holdings (a) (b)	3,734	22
Skyworks Solutions (a) (b)	11,025	96
Smart Modular Technologies (a)	3,468	21
Smith Micro Software (a) (b)	2,055	18
Sohu.com (a) (b)	1,886	130
Solera Holdings (a)	1,808	47

First American Funds 2008 Semiannual Report   25

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Sonic Solutions (a)	2,098	$19
SonicWALL (a) (b)	4,376	34
Sonus Networks (a) (b)	18,103	73
Sourcefire (a)	503	3
Sourceforge (a) (b)	4,971	9
Spansion (a)	6,049	20
SPSS (a)	1,264	53
SRA International, Class A (a)	2,646	70
Standard Microsystems (a)	1,674	50
Starent Networks (a)	191	3
STEC (a)	2,302	21
Stratasys (a)	1,512	29
SuccessFactors (a)	727	8
Super Micro Computer (a)	601	4
Superior Essex (a)	1,389	41
Supertex (a)	886	19
Switch & Data Facilities (a)	867	13
Sybase (a) (b)	5,941	175
Sycamore Networks (a) (b)	12,587	41
Sykes Enterprises (a)	1,954	32
Symmetricom (a)	3,733	16
Synaptics (a) (b)	1,844	63
Synchronoss Technologies (a)	1,274	27
SYNNEX (a)	499	12
Syntel (b)	532	18
Take-Two Interactive Software (a)	4,981	131
TASER International (a) (b)	4,293	32
Technitrol	3,039	64
Techtarget (a) (b)	527	7
Techwell (a)	1,055	11
Tekelec (a)	4,170	61
Terremark Worldwide (a)	3,570	21
Tessera Technologies (a) (b)	3,444	70
TheStreet.com	1,404	11
THQ (a)	4,602	98
TIBCO Software (a) (b)	13,532	104
TNS (a)	1,921	44
Travelzoo (a)	511	6
Trident Microsystems (a)	3,916	17
TriQuint Semiconductor (a) (b)	10,586	70
TTM Technologies (a)	2,892	38
Tyler Technologies (a)	2,709	39
Ultimate Software Group (a)	1,676	55
Ultra Clean Holdings (a)	1,286	14
Ultratech (a)	1,591	23
Unica (a)	667	5
United Online (b)	3,975	42
Universal Display (a) (b)	1,966	29
UTStarcom (a) (b)	7,440	24
ValueClick (a) (b)	6,880	137
Vasco Data Security International (a)	1,798	18
Veeco Instruments (a) (b)	2,187	41
Veraz Networks (a)	304	1
ViaSat (a)	1,727	38
Vignette (a)	1,981	23
Vocus (a)	902	25
Volterra Semiconductor (a)	1,435	22
Websense (a)	3,089	60
Wind River Systems (a) (b)	5,107	42
Wright Express (a) (b)	2,703	89
X-Rite (a)	1,709	4
Zoran (a) (b)	3,685	48
Zygo (a)	1,164	14

		13,540

Materials – 5.7%
A. Schulman	1,723	37
A.M. Castle & Company (b)	658	20
Abitibibowater (a) (b)	3,665	36
AEP Industries (a)	383	11
Alpha Natural Resources (a) (b)	4,778	232
AMCOL International	1,708	51
American Vanguard	1,515	26
Apex Silver Mines (a) (b)	4,014	40
AptarGroup	4,763	210
Arch Chemicals	1,670	57
Balchem	1,293	30
Boise (a) (b)	2,378	10
Brush Engineered Metals (a)	1,444	45
Buckeye Technologies (a)	2,282	20
Calgon Carbon (a) (b)	2,960	42
Cambrex	1,941	11
Century Aluminum (a) (b)	1,887	131
CF Industries Holdings (b)	3,774	505
Chesapeake (a)	1,500	7
Coeur D’Alene Mines (a) (b)	32,787	101
Compass Minerals International	2,050	129
Deltic Timber	764	40
Esmark (a) (b)	876	15
Ferro	3,004	53
Flotek Industries (a) (b)	1,557	29
General Moly (a) (b)	3,373	31
Georgia Gulf (b)	2,363	14
Gibraltar Industries	1,606	17
Glatfelter	2,848	42
GrafTech International (a) (b)	7,086	139
Graphic Packaging Holding (a)	6,663	19
Greif, Class A (b)	2,282	147
H.B. Fuller (b)	4,183	97
Haynes International (a) (b)	805	50
Headwaters (a) (b)	2,713	31
Hecla Mining (a) (b)	8,820	91
Hercules (b)	7,891	148
Innophos Holdings	1,451	26
Innospec	1,635	33
Kaiser Aluminum	1,040	71
Koppers Holdings (b)	1,197	58
Landec (a)	1,516	12
LSB Industries (a) (b)	999	15
Mercer International (a)	1,939	13
Minerals Technologies (b)	1,308	89
Myers Industries	1,938	24
Neenah Paper	801	18
NewMarket Group	968	63
NL Industries	706	8
Northwest Pipe (a)	625	27
Olin (b)	5,072	102
Olympic Steel (b)	650	33
OM Group (a) (b)	2,056	113
PolyOne (a)	6,434	48
Rock-Tenn, Class A (b)	2,305	78
Rockwood Holdings (a) (b)	2,319	86
Royal Gold (b)	1,333	38
RTI International Metals (a)	1,575	65
Schnitzer Steel Industries, Class A (b)	1,511	133
Schweitzer-Mauduit International	1,109	25
Sensient Technologies	3,423	102
Shengda Technologies (a) (b)	1,937	15
Silgan Holdings (b)	1,720	92
Spartech	2,179	19
Stepan	214	8

The accompanying notes are an integral part of the financial statements.

26   First American Funds 2008 Semiannual Report

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	VALUE

Stillwater Mining (a) (b)	2,903	$41
Symyx Technologies (a)	2,306	17
Terra Industries (a) (b)	6,399	242
Texas Industries (b)	1,776	137
Tronox	2,905	9
Universal Stainless & Alloy (a)	450	17
Uranium Resources (a)	3,559	21
US Concrete (a)	2,713	9
Us Gold Corporation (a) (b)	3,771	8
USEC (a) (b)	7,075	33
Valhi	89	2
W.R. Grace & Company (a) (b)	5,061	128
Wausau-Mosinee Paper (b)	3,341	26
Worthington Industries	4,407	79
Zep	1,649	24
Zoltek Companies (a) (b)	1,687	45

		4,966

Telecommunication Services – 1.2%
Alaska Communications Systems Group (b)	2,892	32
Aruba Networks (a) (b)	545	3
Atlantic Tele-Network	339	11
Bigband Networks (a)	763	6
Cbeyond (a) (b)	1,413	28
Centennial Communications, Class A (a)	1,643	10
Cincinnati Bell (a) (b)	18,188	84
Cogent Communications Group (a) (b)	3,451	72
Consolidated Communications Holdings	998	14
EMS Technologies (a)	1,218	31
FairPoint Communications (b)	5,153	47
Fibertower (a) (b)	7,182	11
General Communication, Class A (a)	4,070	25
Global Crossing (a) (b)	2,424	41
GlobalStar (a) (b)	785	3
Hungarian Telephone & Cable (a)	221	4
ICO Global Communication Holdings (a)	7,118	27
IDT	3,472	13
Iowa Telecommunication Services	2,146	37
iPCS	1,159	35
NTELOS Holdings	1,887	49
Paetec Holding (a)	7,005	54
Premiere Global Services (a) (b)	4,672	68
Rural Cellular (a) (b)	836	37
Shenandoah Telecommunications	1,606	22
SureWest Communications	985	14
Syniverse Holdings (a)	1,723	27
Time Warner Telecom, Class A (a) (b)	10,061	197
USA Mobility	1,561	11
Virgin Mobile USA, Class A (a) (b)	1,854	8
Vonage Holdings (a) (b)	4,420	9

		1,030

Utilities – 2.8%
Allete	1,749	73
American States Water (b)	1,467	51
Aquila (a) (b)	25,813	93
Avista	3,641	75
Black Hills	2,405	94
California Water Service	1,437	56
Central Vermont Public Service (b)	710	17
CH Energy Group	1,173	41
CLECO (b)	4,063	98
Consolidated Water (b)	1,001	24
El Paso Electric (a) (b)	3,146	71
Empire District Electric (b)	2,277	47
EnergySouth	556	30
IDACORP (b)	3,024	98
ITC Holdings	2,891	161
Laclede Group	1,862	70
MGE Energy (b)	1,789	62
New Jersey Resources (b)	2,971	95
Nicor (b)	3,094	109
Northwest Natural Gas (b)	1,701	76
NorthWestern (b)	2,652	66
Ormat Technologies	930	46
Otter Tail	2,227	83
Piedmont Natural Gas (b)	4,996	131
PNM Resources	4,798	69
Portland General Electric (b)	2,081	50
SJW (b)	1,269	38
South Jersey Industries (b)	2,417	88
Southwest Gas (b)	2,896	84
Southwest Water	1,726	19
UIL Holdings	1,936	61
UniSource Energy Holding (b)	2,424	76
Westar Energy (b)	5,888	136
WGL Holdings	3,069	101

		2,489

Total Common Stocks (Cost $63,197)		79,244

Warrants – 0.0%
Pegasus Wireless (d)	604	—
Winthrop Realty Trust	313	—

(Cost $0)		—

Short-Term Investments – 9.4%
Money Market Fund – 8.8%
First American Prime Obligations Fund, Class Z (e)	7,632,433	7,632

U.S. Treasury Obligation – 0.6%
U.S. Treasury Bill
2.240%, 06/26/2008 (f)	$500	498

Total Short-Term Investments (Cost $8,131)		8,130

Investments Purchased with Proceeds from Securities Lending – 43.5%
Mount Vernon Securities Lending Prime Portfolio (g)
(Cost $37,887)	37,887,482	37,887

Total Investments – 143.9% (Cost $109,215)		125,261

Other Assets and Liabilities, Net – (43.9)%		(38,216)

Total Net Assets – 100.0%		$87,045

(a)	Non-income producing security.

(b)	This security or a portion of this security is out on loan at April 30, 2008. Total loaned securities had a market value of $35,937 at April 30, 2008. See note 2 in Notes to Financial Statements.

(c)	Security is illiquid. As of April 30, 2008 the market value of these investments was $33 or 0% of total net assets. See note 2 in the Notes to Financial Statements.

(d)	Security is fair valued and illiquid. As of April 30, 2008, the fair value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

First American Funds 2008 Semiannual Report   27

Schedule of Investments  April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (concluded)

(f)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of April 30, 2008. See note 2 in Notes to Financial Statements.

(g)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation

Russell 2000 Futures	21	$7,534	June 2008	$284

Small Cap Index Fund (concluded)

The accompanying notes are an integral part of the financial statements.

28   First American Funds 2008 Semiannual Report

Statements ofAssets and Liabilities	April 30, 2008 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Equity		Mid Cap	Small Cap
	Index Fund		Index Fund	Index Fund

Unaffiliated investments, at cost	$1,019,793		$219,193	$63,696
Affiliated investments, at cost	19,894		11,679	7,632
Affiliated investment purchased with proceeds from securities lending (note 2)	703,843		140,911	37,887

ASSETS:
Unaffiliated investments, at value* (note 2)	$1,688,789		$282,332	$79,742
Affiliated investments, at value (note 2)	22,714	*	11,679	7,632
Affiliated investment purchased with proceeds from securities lending (note 2)	703,843		140,911	37,887
Receivable for dividends and interest	1,934		247	79
Receivable for investments sold	—		—	123
Receivable for capital shares sold	1,169		149	79
Receivable from advisor	—		—	5
Prepaid expenses and other assets	33		39	32

Total assets	2,418,482		435,357	125,579

LIABILITIES:
Bank overdraft	6		7	—
Dividends payable	2		—	—
Payable upon return of securities loaned (note 2)	703,843		140,911	37,887
Payable for investments purchased	116		—	275
Payable for capital shares redeemed	2,488		363	291
Payable for variation margin	134		16	20
Payable to affiliates (note 3)	478		86	45
Payable for distribution and shareholder servicing fees	69		11	5
Accrued expenses and other liabilities	28		11	11

Total liabilities	707,164		141,405	38,534

Net assets	$1,711,318		$293,952	$87,045

COMPOSITION OF NET ASSETS:
Portfolio capital	$1,040,708		$224,636	$66,328
Undistributed net investment income	219		248	51
Accumulated net realized gain (loss) on investments (note 2)	(2,525)		4,666	4,336
Net unrealized appreciation of investments	671,816		63,139	16,046
Net unrealized appreciation of futures contracts	1,100		1,263	284

Net assets	$1,711,318		$293,952	$87,045

* Including securities loaned, at value	$677,105		$135,660	$35,937

Class A:
Net assets	$171,311		$15,283	$7,502
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	6,812		1,181	635
Net asset value, and redemption price per share	$25.15		$12.94	$11.81
Maximum offering price per share[1]	$26.61		$13.69	$12.50
Class B:
Net assets	$22,288		$1,889	$1,024
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	899		149	90
Net asset value, offering price, and redemption price per share[2]	$24.79		$12.64	$11.37
Class C:
Net assets	$15,594		$4,592	$2,153
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	625		362	187
Net asset value, offering price, and redemption price per share[2]	$24.94		$12.69	$11.50
Class R:
Net assets	$7,941		$7,182	$1,038
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	316		559	89
Net asset value, offering price, and redemption price per share	$25.11		$12.85	$11.62
Class Y:
Net assets	$1,494,184		$265,006	$75,328
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	59,440		20,455	6,377
Net asset value, offering price, and redemption price per share	$25.14		$12.96	$11.81

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

[2]	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

First American Funds 2008 Semiannual Report   29

Statements ofOperations	For the six-month period ended April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

	Equity	Mid Cap	Small Cap
	Index Fund	Index Fund	Index Fund

INVESTMENT INCOME:
Dividends from unaffiliated investments	$18,078	$1,973	$626
Dividends from affiliated investments	880	204	79
Interest from unaffiliated investments	49	17	8
Less: Foreign taxes withheld	(1)	—	—
Securities lending income	771	323	163

Total investment income	19,777	2,517	876

EXPENSES (note 3):
Investment advisory fees	2,185	370	191
Administration fees	1,939	344	147
Transfer agent fees	189	59	59
Custodian fees	45	8	4
Legal fees	7	7	7
Audit fees	15	15	15
Registration fees	30	28	25
Postage and printing fees	54	10	3
Directors’ fees	13	13	13
Other expenses	37	16	18
Distribution and shareholder servicing fees – Class A	227	19	10
Distribution and shareholder servicing fees – Class B	125	10	5
Distribution and shareholder servicing fees – Class C	82	23	12
Distribution and shareholder servicing fees – Class R	18	15	2

Total expenses	4,966	937	511

Less: Fee waivers (note 3)	(1,297)	(135)	(207)
Less: Indirect payments from custodian (note 3)	(2)	(2)	—

Total net expenses	3,667	800	304

Investment income – net	16,110	1,717	572

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS – NET (note 6):
Net realized gain on unaffiliated investments	20,515	7,879	5,744
Net realized gain on affiliated investments	39	—	—
Net realized loss on futures contracts	(6,291)	(1,554)	(709)
Net change in unrealized appreciation or depreciation of unaffiliated investments	(224,096)	(35,068)	(21,305)
Net change in unrealized appreciation or depreciation of affiliated investments	124	—	—
Net change in unrealized appreciation or depreciation of future contracts	955	1,006	275

Net loss on investments and futures contracts	(208,754)	(27,737)	(15,995)

Net decrease in net assets resulting from operations	$(192,644)	$(26,020)	$(15,423)

The accompanying notes are an integral part of the financial statements.

30   First American Funds 2008 Semiannual Report

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

	Equity		Mid Cap		Small Cap
	Index Fund		Index Fund		Index Fund

	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	4/30/08	Year Ended	4/30/08	Year Ended	4/30/08	Year Ended
	(unaudited)	10/31/07	(unaudited)	10/31/07	(unaudited)	10/31/07

OPERATIONS:
Investment income – net	$16,110	$31,846	$1,717	$4,582	$572	$1,583
Net realized gain on unaffiliated investments	20,515	37,487	7,879	38,080	5,744	13,831
Net realized gain on affiliated investments	39	767	—	—	—	—
Net realized gain on in-kind distribution	—	121,979	—	—	—	—
Net realized gain (loss) on futures contracts	(6,291)	1,031	(1,554)	1,065	(709)	231
Net change in unrealized appreciation or depreciation of unaffiliated investments	(224,096)	75,164	(35,068)	12,962	(21,305)	(3,070)
Net change in unrealized appreciation or depreciation of affiliated investments	124	(966)	—	—	—	—
Net change in unrealized appreciation or depreciation of futures contracts	955	(447)	1,006	(65)	275	(89)

Net increase (decrease) in net assets resulting from operations	(192,644)	266,861	(26,020)	56,624	(15,423)	12,486

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1,454)	(2,903)	(80)	(145)	(44)	(82)
Class B	(112)	(253)	(3)	(5)	(2)	(2)
Class C	(73)	(134)	(6)	(10)	(4)	(5)
Class R	(49)	(56)	(24)	(35)	(4)	(3)
Class Y	(14,192)	(28,278)	(1,727)	(3,806)	(551)	(1,322)
Net realized gain on investments:
Class A	(3,894)	(2,670)	(1,774)	(684)	(947)	(1,272)
Class B	(552)	(488)	(233)	(119)	(132)	(166)
Class C	(352)	(235)	(548)	(207)	(311)	(336)
Class R	(144)	(42)	(602)	(197)	(86)	(37)
Class Y	(31,877)	(20,073)	(32,293)	(15,634)	(10,301)	(17,014)

Total distributions	(52,699)	(55,132)	(37,290)	(20,842)	(12,382)	(20,239)

CAPITAL SHARE TRANSACTIONS (note 5):
Class A:
Proceeds from sales	11,267	40,302	1,656	6,269	691	1,987
Reinvestment of distributions	5,116	5,055	1,676	781	957	1,274
Payments for redemptions	(32,671)	(83,782)	(2,754)	(5,602)	(1,069)	(4,270)

Increase (decrease) in net assets from Class A transactions	(16,288)	(38,425)	578	1,448	579	(1,009)

Class B:
Proceeds from sales	556	1,244	103	218	124	413
Reinvestment of distributions	642	711	223	120	130	163
Payments for redemptions (note 3)	(6,499)	(17,733)	(274)	(992)	(176)	(598)

Increase (decrease) in net assets from Class B transactions	(5,301)	(15,778)	52	(654)	78	(22)

Class C:
Proceeds from sales	749	1,794	379	938	81	428
Reinvestment of distributions	396	338	498	197	284	301
Payments for redemptions (note 3)	(2,746)	(5,352)	(587)	(636)	(421)	(339)

Increase (decrease) in net assets from Class C transactions	(1,601)	(3,220)	290	499	(56)	390

Class R:
Proceeds from sales	2,772	4,337	2,641	2,240	624	598
Reinvestment of distributions	194	98	626	232	90	40
Payments for redemptions	(1,336)	(1,177)	(1,016)	(1,070)	(200)	(216)

Increase in net assets from Class R transactions	1,630	3,258	2,251	1,402	514	422

Class Y:
Proceeds from sales	174,141	299,763	13,569	52,493	11,355	22,880
Reinvestment of distributions	27,278	29,030	17,574	10,219	4,983	9,132
Payments for redemptions	(209,321)	(732,535)	(42,152)	(95,477)	(30,919)	(46,440)

Decrease in net assets from Class Y transactions	(7,902)	(403,742)	(11,009)	(32,765)	(14,581)	(14,428)

Decrease in net assets from capital share transactions	(29,462)	(457,907)	(7,838)	(30,070)	(13,466)	(14,647)

Total increase (decrease) in net assets	(274,805)	(246,178)	(71,148)	5,712	(41,271)	(22,400)
Net assets at beginning of period	1,986,123	2,232,301	365,100	359,388	128,316	150,716

Net assets at end of period	$1,711,318	$1,986,123	$293,952	$365,100	$87,045	$128,316

Undistributed (distributions in excess of) net investment income at end of period	$219	$(11)	$248	$371	$51	$84

The accompanying notes are an integral part of the financial statements.

First American Funds 2008 Semiannual Report   31

Financial Highlights    For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions	Distributions			Net Asset
	Value	Net	Gains or	from Net	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Realized	from Return		End of
	of Period	Income	Investments	Income	Gains	of Capital		Period

Equity Index Fund[1]
Class A
2008[2]	$28.67	$0.21	$(2.99)	$(0.21)	$(0.53)	$—		$25.15
2007[3]	25.80	0.37	3.16	(0.36)	(0.30)	—		28.67
2006[3]	22.59	0.33	3.21	(0.33)	—	—		25.80
2005[4]	23.00	0.01	(0.40)	(0.02)	—	—	[7]	22.59
2005[5]	20.91	0.34	2.09	(0.34)	—	—	[7]	23.00
2004[5]	18.70	0.23	2.22	(0.24)	—	—	[7]	20.91
2003[5]	15.31	0.21	3.38	(0.20)	—	—		18.70
Class B
2008[2]	$28.27	$0.11	$(2.95)	$(0.11)	$(0.53)	$—		$24.79
2007[3]	25.47	0.17	3.11	(0.18)	(0.30)	—		28.27
2006[3]	22.31	0.15	3.17	(0.16)	—	—		25.47
2005[4]	22.72	—	(0.40)	(0.01)	—	—	[7]	22.31
2005[5]	20.66	0.18	2.06	(0.18)	—	—	[7]	22.72
2004[5]	18.48	0.08	2.19	(0.09)	—	—	[7]	20.66
2003[5]	15.13	0.08	3.35	(0.08)	—	—		18.48
Class C
2008[2]	$28.45	$0.11	$(2.98)	$(0.11)	$(0.53)	$—		$24.94
2007[3]	25.62	0.17	3.14	(0.18)	(0.30)	—		28.45
2006[3]	22.44	0.15	3.19	(0.16)	—	—		25.62
2005[4]	22.85	—	(0.40)	(0.01)	—	—	[7]	22.44
2005[5]	20.78	0.18	2.07	(0.18)	—	—	[7]	22.85
2004[5]	18.59	0.08	2.20	(0.09)	—	—	[7]	20.78
2003[5]	15.23	0.08	3.36	(0.08)	—	—		18.59
Class R6
2008[2]	$28.63	$0.17	$(2.98)	$(0.18)	$(0.53)	$—		$25.11
2007[3]	25.77	0.29	3.17	(0.30)	(0.30)	—		28.63
2006[3]	22.57	0.26	3.21	(0.27)	—	—		25.77
2005[4]	22.98	0.01	(0.40)	(0.02)	—	—	[7]	22.57
2005[5]	20.91	0.26	2.11	(0.30)	—	—	[7]	22.98
2004[5]	18.70	0.23	2.20	(0.22)	—	—	[7]	20.91
2003[5]	15.30	0.21	3.39	(0.20)	—	—		18.70
Class Y
2008[2]	$28.66	$0.24	$(2.99)	$(0.24)	$(0.53)	$—		$25.14
2007[3]	25.79	0.44	3.16	(0.43)	(0.30)	—		28.66
2006[3]	22.58	0.39	3.21	(0.39)	—	—		25.79
2005[4]	22.99	0.02	(0.41)	(0.02)	—	—	[7]	22.58
2005[5]	20.91	0.40	2.08	(0.40)	—	—	[7]	22.99
2004[5]	18.69	0.29	2.22	(0.29)	—	—	[7]	20.91
2003[5]	15.30	0.25	3.38	(0.24)	—	—		18.69

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2008 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Includes a tax return of capital of less than $0.01.

[8]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

32   First American Funds 2008 Semiannual Report

				Ratio of
			Ratio of Net	Expenses	Ratio of Net
		Ratio of	Investment	to Average	Investment
	Net Assets	Expenses to	Income (Loss)	Net Assets	Income (Loss)	Portfolio
Total	End of	Average	to Average	(Excluding	to Average	Turnover
Return[8]	Period (000)	Net Assets	Net Assets	Waivers)	Net Assets (Excluding Waivers)	Rate

(9.79)%	$171,311	0.62%	1.65%	0.77%	1.50%	1%
13.93	213,957	0.62	1.37	0.76	1.23	4
15.76	229,185	0.62	1.36	0.77	1.21	3
(1.70)	234,629	0.62	0.69	0.79	0.52	—
11.69	238,379	0.62	1.53	0.79	1.36	4
13.12	234,349	0.62	1.13	0.79	0.96	1
23.58	158,324	0.62	1.22	0.80	1.04	1

(10.12)%	$22,288	1.37%	0.91%	1.52%	0.76%	1%
13.05	31,343	1.37	0.63	1.51	0.49	4
14.94	43,369	1.37	0.63	1.52	0.48	3
(1.78)	56,097	1.37	(0.06)	1.54	(0.23)	—
10.86	58,857	1.37	0.79	1.54	0.62	4
12.31	69,828	1.37	0.38	1.54	0.21	1
22.72	71,624	1.37	0.47	1.55	0.29	1

(10.16)%	$15,594	1.37%	0.90%	1.52%	0.75%	1%
13.09	19,585	1.37	0.62	1.51	0.48	4
14.93	20,714	1.37	0.62	1.52	0.47	3
(1.78)	24,195	1.37	(0.05)	1.54	(0.22)	—
10.84	26,258	1.37	0.79	1.54	0.62	4
12.28	30,111	1.37	0.38	1.54	0.21	1
22.65	31,330	1.37	0.47	1.55	0.29	1

(9.91)%	$7,941	0.87%	1.37%	1.02%	1.22%	1%
13.65	7,230	0.87	1.07	1.01	0.93	4
15.47	3,419	0.87	1.08	1.15	0.80	3
(1.72)	1,715	0.87	0.44	1.19	0.12	—
11.38	1,663	0.87	1.14	1.19	0.82	4
13.00	333	0.62	1.13	0.79	0.96	1
23.66	52,925	0.62	1.22	0.80	1.04	1

(9.68)%	$1,494,184	0.37%	1.89%	0.52%	1.74%	1%
14.22	1,714,008	0.37	1.62	0.51	1.48	4
16.07	1,935,614	0.37	1.61	0.52	1.46	3
(1.69)	1,882,517	0.37	0.94	0.54	0.77	—
11.92	1,940,567	0.37	1.78	0.54	1.61	4
13.45	1,979,198	0.37	1.38	0.54	1.21	1
23.89	1,771,795	0.37	1.46	0.55	1.28	1

First American Funds 2008 Semiannual Report   33

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Net Asset
	Value	Net	Gains	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Income (Loss)	Investments	Income	Realized Gains	Period

Mid Cap Index Fund[1]
Class A
2008[2]	$15.69	$0.06	$(1.16)	$(0.06)	$(1.59)	$12.94
2007[3]	14.25	0.15	2.08	(0.13)	(0.66)	15.69
2006[3]	13.52	0.11	1.55	(0.11)	(0.82)	14.25
2005[4]	13.82	—	(0.30)	—	—	13.52
2005[5]	11.84	0.09	2.40	(0.09)	(0.42)	13.82
2004[5]	10.36	0.05	1.67	(0.05)	(0.19)	11.84
2003[5]	8.51	0.04	2.08	(0.04)	(0.23)	10.36
Class B
2008[2]	$15.36	$0.01	$(1.12)	$(0.02)	$(1.59)	$12.64
2007[3]	13.98	0.04	2.03	(0.03)	(0.66)	15.36
2006[3]	13.28	—	1.53	(0.01)	(0.82)	13.98
2005[4]	13.59	(0.01)	(0.30)	—	—	13.28
2005[5]	11.67	(0.01)	2.37	(0.02)	(0.42)	13.59
2004[5]	10.25	(0.03)	1.64	—	(0.19)	11.67
2003[5]	8.44	(0.03)	2.07	—	(0.23)	10.25
Class C
2008[2]	$15.41	$0.01	$(1.12)	$(0.02)	$(1.59)	$12.69
2007[3]	14.03	0.04	2.03	(0.03)	(0.66)	15.41
2006[3]	13.32	—	1.55	(0.02)	(0.82)	14.03
2005[4]	13.63	(0.01)	(0.30)	—	—	13.32
2005[5]	11.70	(0.01)	2.38	(0.02)	(0.42)	13.63
2004[5]	10.28	(0.03)	1.64	—	(0.19)	11.70
2003[5]	8.47	(0.03)	2.07	—	(0.23)	10.28
Class R6
2008[2]	$15.60	$0.04	$(1.15)	$(0.05)	$(1.59)	$12.85
2007[3]	14.19	0.11	2.07	(0.11)	(0.66)	15.60
2006[3]	13.48	0.07	1.55	(0.09)	(0.82)	14.19
2005[4]	13.78	—	(0.30)	—	—	13.48
2005[5]	11.83	0.04	2.41	(0.08)	(0.42)	13.78
2004[5]	10.36	0.06	1.65	(0.05)	(0.19)	11.83
2003[5]	8.50	0.04	2.09	(0.04)	(0.23)	10.36
Class Y
2008[2]	$15.70	$0.08	$(1.15)	$(0.08)	$(1.59)	$12.96
2007[3]	14.27	0.19	2.07	(0.17)	(0.66)	15.70
2006[3]	13.53	0.15	1.56	(0.15)	(0.82)	14.27
2005[4]	13.83	0.01	(0.31)	—	—	13.53
2005[5]	11.84	0.12	2.41	(0.12)	(0.42)	13.83
2004[5]	10.37	0.08	1.66	(0.08)	(0.19)	11.84
2003[5]	8.51	0.06	2.09	(0.06)	(0.23)	10.37

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2008 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

34   First American Funds 2008 Semiannual Report

				Ratio of
			Ratio of Net	Expenses to	Ratio of Net
		Ratio of	Investment	Average	Investment
	Net Assets	Expenses to	Income (Loss)	Net Assets	Income (Loss)	Portfolio
Total	End of	Average	to Average	(Excluding	to Average	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Net Assets (Excluding Waivers)	Rate

(7.16)%	$15,283	0.75%	0.94%	0.84%	0.85%	7%
16.32	17,868	0.75	1.02	0.81	0.96	15
12.70	14,722	0.75	0.77	0.81	0.71	7
(2.17)	14,318	0.75	0.26	0.80	0.21	1
21.43	14,827	0.75	0.68	0.82	0.61	15
16.80	11,987	0.75	0.47	0.80	0.42	14
25.45	5,332	0.75	0.45	0.84	0.36	23

(7.47)%	$1,889	1.50%	0.20%	1.59%	0.11%	7%
15.41	2,248	1.50	0.32	1.56	0.26	15
11.87	2,678	1.50	0.03	1.56	(0.03)	7
(2.28)	3,485	1.50	(0.49)	1.55	(0.54)	1
20.57	3,546	1.50	(0.08)	1.57	(0.15)	15
15.88	3,133	1.50	(0.27)	1.55	(0.32)	14
24.63	2,419	1.50	(0.30)	1.59	(0.39)	23

(7.44)%	$4,592	1.50%	0.20%	1.59%	0.11%	7%
15.39	5,287	1.50	0.28	1.56	0.22	15
11.96	4,320	1.50	0.02	1.56	(0.04)	7
(2.27)	3,388	1.50	(0.49)	1.55	(0.54)	1
20.60	3,533	1.50	(0.08)	1.57	(0.15)	15
15.83	2,653	1.50	(0.27)	1.55	(0.32)	14
24.55	1,756	1.50	(0.30)	1.59	(0.39)	23

(7.31)%	$7,182	1.00%	0.65%	1.09%	0.56%	7%
16.01	5,913	1.00	0.78	1.06	0.72	15
12.40	4,032	1.00	0.47	1.17	0.30	7
(2.18)	131	1.00	0.01	1.20	(0.19)	1
21.09	122	1.00	0.28	1.22	0.06	15
16.62	1	0.75	0.49	0.80	0.44	14
25.60	4,134	0.75	0.46	0.84	0.37	23

(6.97)%	$265,006	0.50%	1.21%	0.59%	1.12%	7%
16.52	333,784	0.50	1.29	0.56	1.23	15
13.05	333,636	0.50	1.03	0.56	0.97	7
(2.17)	342,072	0.50	0.51	0.55	0.46	1
21.82	353,354	0.50	0.92	0.57	0.85	15
16.97	313,403	0.50	0.73	0.55	0.68	14
25.86	239,174	0.50	0.71	0.59	0.62	23

First American Funds 2008 Semiannual Report   35

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized	Distributions		Net Asset
	Value	Net	Gains or	from Net	Distributions	Value
	Beginning	Investment	(Losses) on	Investment	from Net	End of
	of Period	Income (Loss)	Investments	Income	Realized Gains	Period

Small Cap Index Fund[1]
Class A
2008[2]	$15.37	$0.06	$(1.94)	$(0.07)	$(1.61)	$11.81
2007[3]	16.23	0.14	1.13	(0.12)	(2.01)	15.37
2006[3]	14.12	0.07	2.56	(0.10)	(0.42)	16.23
2005[4]	14.57	—	(0.45)	—	—	14.12
2005[5]	13.38	0.07	2.17	(0.06)	(0.99)	14.57
2004[5]	11.47	0.04	1.98	(0.03)	(0.08)	13.38
2003[5]	8.55	0.04	2.92	(0.04)	—	11.47
Class B
2008[2]	$14.86	$0.02	$(1.88)	$(0.02)	$(1.61)	$11.37
2007[3]	15.77	0.03	1.09	(0.02)	(2.01)	14.86
2006[3]	13.76	(0.04)	2.48	(0.01)	(0.42)	15.77
2005[4]	14.21	(0.01)	(0.44)	—	—	13.76
2005[5]	13.15	(0.03)	2.08	—	(0.99)	14.21
2004[5]	11.33	(0.06)	1.96	—	(0.08)	13.15
2003[5]	8.47	(0.03)	2.90	(0.01)	—	11.33
Class C
2008[2]	$15.02	$0.02	$(1.91)	$(0.02)	$(1.61)	$11.50
2007[3]	15.92	0.03	1.10	(0.02)	(2.01)	15.02
2006[3]	13.88	(0.04)	2.51	(0.01)	(0.42)	15.92
2005[4]	14.34	(0.01)	(0.45)	—	—	13.88
2005[5]	13.26	(0.03)	2.10	—	(0.99)	14.34
2004[5]	11.43	(0.06)	1.97	—	(0.08)	13.26
2003[5]	8.54	(0.03)	2.93	(0.01)	—	11.43
Class R6
2008[2]	$15.16	$0.04	$(1.92)	$(0.05)	$(1.61)	$11.62
2007[3]	16.04	0.11	1.11	(0.09)	(2.01)	15.16
2006[3]	13.97	0.03	2.53	(0.07)	(0.42)	16.04
2005[4]	14.43	—	(0.46)	—	—	13.97
2005[5]	13.31	0.04	2.11	(0.04)	(0.99)	14.43
2004[5]	11.41	0.03	1.97	(0.02)	(0.08)	13.31
2003[5]	8.52	0.05	2.88	(0.04)	—	11.41
Class Y
2008[2]	$15.37	$0.08	$(1.95)	$(0.08)	$(1.61)	$11.81
2007[3]	16.23	0.18	1.13	(0.16)	(2.01)	15.37
2006[3]	14.12	0.11	2.55	(0.13)	(0.42)	16.23
2005[4]	14.57	0.01	(0.46)	—	—	14.12
2005[5]	13.43	0.11	2.12	(0.10)	(0.99)	14.57
2004[5]	11.51	0.07	1.99	(0.06)	(0.08)	13.43
2003[5]	8.57	0.07	2.94	(0.07)	—	11.51

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2008 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the Fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

36   First American Funds 2008 Semiannual Report

				Ratio of
			Ratio of Net	Expenses to	Ratio of Net
		Ratio of	Investment	Average	Investment
	Net Assets	Expenses to	Income (Loss)	Net Assets	Income (Loss)	Portfolio
Total	End of	Average	to Average	(Excluding	to Average	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Net Assets (Excluding Waivers)	Rate

(12.94)%	$7,502	0.83%	1.01%	1.26%	0.58%	2%
8.56	9,109	0.83	0.92	1.12	0.63	12
19.02	10,639	0.83	0.47	1.08	0.22	17
(3.09)	10,067	0.83	0.27	1.01	0.09	ô
17.08	10,323	0.90	0.53	1.03	0.40	23
17.71	8,749	0.93	0.30	1.02	0.21	25
34.77	3,480	0.93	0.42	1.05	0.30	41

(13.24)%	$1,024	1.58%	0.26%	2.01%	(0.17)%	2%
7.78	1,245	1.58	0.17	1.87	(0.12)	12
18.07	1,333	1.58	(0.28)	1.83	(0.53)	17
(3.17)	1,498	1.58	(0.48)	1.76	(0.66)	—
15.82	1,555	1.65	(0.23)	1.78	(0.36)	23
16.83	1,494	1.68	(0.46)	1.77	(0.55)	25
33.87	993	1.68	(0.33)	1.80	(0.45)	41

(13.31)%	$2,153	1.58%	0.26%	2.01%	(0.17)%	2%
7.78	2,916	1.58	0.17	1.87	(0.12)	12
18.15	2,662	1.58	(0.28)	1.83	(0.53)	17
(3.21)	2,068	1.58	(0.48)	1.76	(0.66)	—
15.84	2,256	1.65	(0.23)	1.78	(0.36)	23
16.77	1,939	1.68	(0.46)	1.77	(0.55)	25
33.94	1,268	1.68	(0.33)	1.80	(0.45)	41

(13.08)%	$1,038	1.08%	0.74%	1.51%	0.31%	2%
8.34	703	1.08	0.71	1.37	0.42	12
18.75	280	1.08	0.23	1.47	(0.16)	17
(3.19)	23	1.08	0.02	1.41	(0.31)	—
16.45	11	1.15	0.30	1.43	0.02	23
17.65	1	0.93	0.24	0.99	0.18	25
34.54	3,210	0.93	0.52	1.05	0.40	41

(12.84)%	$75,328	0.58%	1.26%	1.01%	0.83%	2%
8.84	114,343	0.58	1.16	0.87	0.87	12
19.32	135,802	0.58	0.72	0.83	0.47	17
(3.09)	153,572	0.58	0.52	0.76	0.34	ô
16.93	164,156	0.65	0.78	0.78	0.65	23
18.02	156,411	0.68	0.54	0.77	0.45	25
35.23	119,102	0.68	0.68	0.80	0.56	41

First American Funds 2008 Semiannual Report   37

Notes toFinancial Statements	(unaudited as to April 30, 2008), all dollars and shares are rounded to thousands (000)

1 >	Organization

Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Investment Funds, Inc. (“FAIF”), which is a member of the First American Family of Funds. As of April 30, 2008, FAIF offered 43 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF’s articles of incorporation permit the funds’ board of directors to create additional funds in the future. Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund are each diversified open-end management investment companies.

FAIF offers Class A, Class B, Class C, Class R, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Effective at the close of business on or after June 30, 2008, no new or additional investments will be allowed in Class B shares, except for permitted exchanges and any reinvested dividends. Class C shares may be subject to a contingent deferred sales charge for 12 months and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds’ prospectus provides descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments are furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, then the ask will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

The following investment vehicles, when held by a fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock

38   First American Funds 2008 Semiannual Report

Exchange, the securities will be valued at fair value. As of April 30, 2008, each fund held fair valued securities with a total market value of $0 or 0% of the fund’s total net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid quarterly for Mid Cap Index Fund and Small Cap Index Fund and monthly for Equity Index Fund. Distributions are payable in cash or reinvested in additional shares of the fund. Any net realized capital gains on sales of a fund’s securities are distributed to shareholders at least annually.

Effective July 1, 2008, Equity Index Fund will declare and pay income dividends quarterly. Mid Cap Index Fund and Small Cap Index Fund will declare and pay income dividends annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. The funds have adopted FIN 48 and during the six-month period ended April 30, 2008, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to losses deferred from wash sales, the tax recognition of mark to market gains (losses) on open futures contracts, proceeds from securities litigation, and the sale of real estate investment trust securities (“REITs”). To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

The character of distributions paid during the six-month period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period or year in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) are recorded by the fund. The tax character of distributions paid during the six-month period ended April 30, 2008 (estimated), and the fiscal year ended October 31, 2007, were as follows:

	April 30, 2008

	Ordinary	Long Term
Fund	Income	Gain	Total

Equity Index Fund	$15,878	$36,819	$52,697
Mid Cap Index Fund	1,840	35,450	37,290
Small Cap Index Fund	605	11,777	12,382

	October 31, 2007

	Ordinary	Long Term
Fund	Income	Gain	Total

Equity Index Fund	$31,624	$23,508	$55,132
Mid Cap Index Fund	4,340	16,502	20,842
Small Cap Index Fund	2,149	18,090	20,239

As of October 31, 2007, the funds’ most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Other		Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
Fund	Income	Capital Gains	Losses	Appreciation	Earnings

Equity Index Fund	$1,052	$35,765	—	$879,147	$915,964
Mid Cap Index Fund	1,139	34,688	—	96,805	132,632
Small Cap Index Fund	972	10,894	(82)	36,743	48,527

The differences between book and tax basis unrealized appreciation (depreciation) are primarily due to the tax deferral of losses on wash sales and the amount of gain (loss) recognized for tax purposes due to mark-to-market adjustments on open futures contracts.

First American Funds 2008 Semiannual Report   39

Notes toFinancial Statements	(unaudited as to April 30, 2008), all dollars and shares are rounded to thousands (000)

FUTURES TRANSACTIONS – In order to gain exposure to or protect against changes in the market, maintain sufficient liquidity to meet redemption requests, and increase the level of fund assets devoted to replicating the composition of the S&P and Russell indices while reducing transaction costs, the funds may enter into S&P and Russell Index futures contracts and other stock index futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund’s statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

The funds’ outstanding futures contracts as of April 30, 2008, are disclosed in the Schedule of Investments.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At April 30, 2008, Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund had investments in illiquid securities with a total value of $0, $0, and $33 or 0%, 0%, and 0%, respectively, of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

		Dates	Cost
Equity Index Fund	Shares	Acquired	Basis

Seagate Technology, Escrow Shares	45	11/00 to 11/02	$—

		Date	Cost
Mid Cap Index Fund	Shares	Acquired	Basis

Travelcenters, Fractional Shares	—*	10/01	$—

		Dates	Cost
Small Cap Index Fund	Shares	Acquired	Basis

FirstBank, Fractional Share	—*	8/05	$—
GMX Resources	1	6/06, 2/08	27
National Penn, Fractional Share	—*	10/05	—
Pegasus Wireless, Warrants	1	6/06	—
Petrocorp, Escrow Shares	2	6/03 to 8/05	—

*	Due to the presentation of the financial statements in thousands, the number rounds to zero.

SECURITIES LENDING – In order to generate additional income, each fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to receive collateral from the borrower in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. If the value of the securities on loan increases, additional collateral is received from the borrower. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). U.S. Bank receives fees as a percentage of each fund’s net income from securities lending transactions. Collateral for securities on loan is invested in a money market fund administered by FAF Advisors, Inc. (“FAF Advisors”) and FAF Advisors receives an administration fee equal to 0.02% of such money market fund’s average daily net assets. Securities lending

The accompanying notes are an integral part of the financial statements.

40   First American Funds 2008 Semiannual Report

fees paid to U.S. Bank by the funds during the six-month period ended April 30, 2008, were as follows:

Fund	Amount

Equity Index Fund	$309
Mid Cap Index Fund	122
Small Cap Index Fund	59

Each fund’s income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to U.S. Bank.

SECURITY LITIGATION SETTLEMENTS – Income from settlement proceeds related to portfolio securities is recorded as an adjustment to realized or unrealized gains or losses when cash is received. For the six-month period ended April 30, 2008, Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund recorded $33, $36, and $543, respectively, as an adjustment to realized gains or losses for settlement proceeds related to securities no longer included in the portfolios.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended April 30, 2008.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages each fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund is 0.25%, 0.25%, and 0.40%, respectively. FAF Advisors has agreed to waive fees and reimburse other fund expenses through February 28, 2009, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class
Fund	A	B	C	R	Y

Equity Index Fund	0.62%	1.37%	1.37%	0.87%	0.37%
Mid Cap Index Fund	0.75	1.50	1.50	1.00	0.50
Small Cap Index Fund	0.83	1.58	1.58	1.08	0.58

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisors’ investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on a annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess

First American Funds 2008 Semiannual Report   41

Notes toFinancial Statements	(unaudited as to April 30, 2008), all dollars and shares are rounded to thousands (000)

of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAIF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAIF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from the custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund’s custodian expenses. For the six-month period ended April 30, 2008, custodian fees for Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund were increased by $1, $0, $1, respectively, as a result of overdrafts and decreased by $2, $2, and $0, respectively, as a result of interest earned.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of each fund’s average daily net assets attributable to Class A, Class B, Class C, and Class R shares, respectively. Class Y shares pay no distribution or shareholder servicing fees. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Under the distribution agreement, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended April 30, 2008:

Fund	Amount

Equity Index Fund	$152
Mid Cap Index Fund	18
Small Cap Index Fund	7

OTHER FEES AND EXPENSES – In addition to investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended April 30, 2008, legal fees and expenses of $12 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

CDSC as a Percentage
of Dollar Amount
Year Since Purchase	Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the six-month period ended April 30, 2008, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Equity Index Fund	$65
Mid Cap Index Fund	7
Small Cap Index Fund	3

4 >	Investment in Common Stock of Affiliate

As disclosed in the Schedule of Investments, Equity Index Fund owns common stock issued by U.S. Bancorp. For the six-month period ended April 30, 2008, Equity Index Fund recorded a net realized gain from the sale of U.S. Bancorp common stock of $39 and $213 of dividend income from U.S. Bancorp common stock. At April 30, 2008, Equity Index Fund had an unrealized gain of $2,820 with respect to its investment in U.S. Bancorp common stock.

The accompanying notes are an integral part of the financial statements.

42   First American Funds 2008 Semiannual Report

5 >	Capital Share Transactions

FAIF has 362 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Equity		Mid Cap		Small Cap
	Index Fund		Index Fund		Index Fund

	Six-		Six-		Six-
	Month		Month		Month
	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/08	10/31/07	4/30/08	10/31/07	4/30/08	10/31/07

Class A:
Shares issued	442	1,499	131	428	56	131
Shares issued in lieu of cash distributions	195	189	124	55	75	87
Shares redeemed	(1,287)	(3,108)	(213)	(377)	(89)	(281)

Total Class A transactions	(650)	(1,420)	42	106	42	(63)

Class B:
Shares issued	22	47	8	15	10	28
Shares issued in lieu of cash distributions	25	27	17	9	11	11
Shares redeemed	(257)	(668)	(22)	(69)	(15)	(40)

Total Class B transactions	(210)	(594)	3	(45)	6	(1)

Class C:
Shares issued	30	66	30	64	6	29
Shares issued in lieu of cash distributions	15	13	39	14	23	21
Shares redeemed	(108)	(200)	(50)	(43)	(36)	(23)

Total Class C transactions	(63)	(121)	19	35	(7)	27

Class R:
Shares issued	110	160	213	151	52	40
Shares issued in lieu of cash distributions	7	4	47	16	7	3
Shares redeemed	(54)	(44)	(80)	(72)	(16)	(14)

Total Class R transactions	63	120	180	95	43	29

Class Y:
Shares issued	6,781	11,085	1,078	3,523	936	1,488
Shares issued in lieu of cash distributions	1,042	1,087	1,302	722	394	623
Shares redeemed	(8,182)	(27,413)	(3,182)	(6,374)	(2,392)	(3,040)

Total Class Y transactions	(359)	(15,241)	(802)	(2,129)	(1,062)	(929)

Net decrease in capital shares	(1,219)	(17,256)	(558)	(1,938)	(978)	(937)

Class B shares converted to Class A shares (reflected as Class A shares issued and Class B shares redeemed) during the six-month period ended April 30, 2008 and the fiscal year ended October 31, 2007, as follows:

	Six-Month
	Period	Fiscal
	Ended	Year Ended
Fund	4/30/08	10/31/07

Equity Index Fund	130	397
Mid Cap Index Fund	—	41
Small Cap Index Fund	2	4

6 >	Investment Security Transactions

During the six-month period ended April 30, 2008, purchases of securities and proceeds from sales of securities other than temporary investments in short-term securities, were as follows:

Fund	Purchases	Sales

Equity Index Fund	$21,388	$97,235
Mid Cap Index Fund	19,936	46,942
Small Cap Index Fund	1,904	33,706

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal income tax purposes at April 30, 2008, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Fund	Appreciation	Depreciation	Net	Tax Cost

Equity Index Fund	$791,154	$(119,338)	$671,816	$1,743,530
Mid Cap Index Fund	92,492	(29,353)	63,139	371,783
Small Cap Index Fund	28,152	(12,106)	16,046	109,215

7 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 >	New Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those

First American Funds 2008 Semiannual Report   43

Notes toFinancial Statements	(unaudited as to April 30, 2008), all dollars and shares are rounded to thousands (000)

fiscal years. As of April 30, 2008, the funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why the fund uses derivative instruments, (b) how derivative instruments are accounted for under FAS 133 and its related interpretations, and (c) how derivative instruments affect the fund’s financial position and financial performance. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. The funds do not expect FAS 161 to have a material impact on their financial statements; however, additional disclosures will be required.

The accompanying notes are an integral part of the financial statements.

44   First American Funds 2008 Semiannual Report

Notice toShareholders	April 30, 2008 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available at firstamericanfunds.com and on the U.S. Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge, upon request, by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

First American Funds 2008 Semiannual Report   45

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Board of Directors  First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Investment Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Investment Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of
William Blair & Company, LLC

Leonard Kedrowski

Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

ADMINISTRATOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402

COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0040-08  6/2008  SAR-INDEX

First American Funds.

April 30, 2008

2008 Semiannual Report

Quantitative Funds

Explanation of Financial Statements	1
Holding Summaries	2
Expense Examples	3
Schedule of Investments	5
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	18
Notice to Shareholders	24

Mutual fund investing involves risk; principal loss is possible.

First American Funds’ quantitative funds are actively managed using our proprietary macro quant process, which projects individual stock performance based on multiple factors and current economic conditions. Stocks selected using this process could underperform if the current performance of the factors differs from their historic performance. Turnover, expenses, and taxes will be similar to other actively managed funds.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments in securities, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentages of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds 2008 Semiannual Report   1

Holdings Summaries  April 30, 2008

Quantitative Large Cap Core Fund1

 Top 10 Holdings (% of net assets)

Exxon Mobil	5.6%
General Electric	2.8
Johnson & Johnson	2.5
Chevron	2.5
AT&T	2.2
Microsoft	2.1
Proctor & Gamble	1.9
ConocoPhillips	1.9
Pfizer	1.8
Verizon Communications	1.7

 Sector Allocation (% of net assets)

Information Technology	17.3%
Energy	14.3
Industrials	13.3
Financials	12.8
Healthcare	10.6
Consumer Staples	9.3
Consumer Discretionary	9.2
Telecommunication Services	4.1
Materials	3.4
Utilities	3.1
Short-Term Investments	2.5
Other Assets and Liabilities, Net[2]	0.1

100.0%

Quantitative Large Cap Growth Fund1

 Top 10 Holdings (% of net assets)

Microsoft	3.1%
Exxon Mobil	2.4
Cisco Systems	2.2
Johnson & Johnson	2.0
Intel	2.0
Wal-Mart Stores	1.8
Schlumberger	1.7
Hewlett-Packard	1.6
Google, Class A	1.6
Apple	1.5

 Sector Allocation (% of net assets)

Information Technology	24.4%
Industrials	13.4
Healthcare	11.6
Energy	9.5
Consumer Discretionary	8.7
Consumer Staples	8.5
Financials	4.2
Materials	2.8
Telecommunication Services	1.1
Utilities	1.1
Short-Term Investments	14.5
Other Assets and Liabilities, Net[2]	0.2

100.0%

Quantitative Large Cap Value Fund1

 Top 10 Holdings (% of net assets)

First American Prime Obligations Fund, Class Z	15.3%
Exxon Mobil	6.6
General Electric	3.8
Chevron	3.5
AT&T	3.3
ConocoPhillips	2.6
Pfizer	2.5
Johnson & Johnson	2.4
Bank of America	2.1
Verizon Communications	2.1

 Sector Allocation (% of net assets)

Financials	18.5%
Energy	15.5
Industrials	10.6
Healthcare	7.2
Consumer Discretionary	7.0
Consumer Staples	6.4
Telecommunication Services	5.6
Information Technology	5.1
Utilities	4.9
Materials	3.4
Short-Term Investments	15.5
Other Assets and Liabilities, Net[2]	0.3

100.0%

[1]	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

2   First American Funds 2008 Semiannual Report

Expense Examples

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Quantitative Large Cap Core Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/07 to
	Value (11/01/07)	Value (4/30/08)	4/30/08)

Class A Actual[2]	$1,000.00	$900.60	$3.26

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.43	$3.47

Class C Actual[2]	$1,000.00	$897.20	$6.84

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.27

Class R Actual[2]	$1,000.00	$899.70	$4.49

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.77

Class Y Actual[2]	$1,000.00	$901.60	$2.08

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.21

[1]	Expenses are equal to the fund’s annualized expense ratio (including waivers) for the most recent six-month period of 0.69%, 1.45%, 0.95%, and 0.44% for Class A, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2008 of -9.94%, -10.28%, -10.03%, and -9.84% for Class A, Class C, Class R, and Class Y, respectively.

First American Funds 2008 Semiannual Report   3

Expense Examples  concluded

 Quantitative Large Cap Growth Fund

			Expenses Paid
	Beginning Account	Ending Account	During Period[1]
	Value (11/01/07)	Value (4/30/08)	(11/01/07 to 4/30/08)

Class A Actual[2]	$1,000.00	$909.60	$3.28

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.43	$3.47

Class C Actual[2]	$1,000.00	$906.30	$6.87

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.27

Class R Actual[2]	$1,000.00	$908.30	$4.46

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.72

Class Y Actual[2]	$1,000.00	$910.70	$2.09

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.21

[1]	Expenses are equal to the fund’s annualized expense ratio (including waivers) for the most recent six-month period of 0.69%, 1.45%, 0.94%, and 0.44% for Class A, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2008 of -9.04%, -9.37%, -9.17%, and -8.93% for Class A, Class C, Class R, and Class Y, respectively.

 Quantitative Large Cap Value Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/07 to
	Value (11/01/07)	Value (4/30/08)	4/30/08)

Class A Actual[4]	$1,000.00	$915.60	$3.33

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52

Class C Actual[4]	$1,000.00	$912.20	$6.85

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.22

Class R Actual[4]	$1,000.00	$914.20	$4.52

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.77

Class Y Actual[4]	$1,000.00	$916.60	$2.10

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.21

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.70%, 1.44%, 0.95%, and 0.44% for Class A, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the six-month period/366.

[4]	Based on the actual returns for the six-month period ended April 30, 2008 of -8.44%, -8.78%, -8.58%, and -8.34% for Class A, Class C, Class R, and Class Y, respectively.

4   First American Funds 2008 Semiannual Report

Schedule of Investments  (unaudited) April 30, 2008, all dollars rounded to thousands (000)

Quantitative Large Cap Core Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 97.4%
Consumer Discretionary – 9.2%
Apollo Group, Class A (a) (b)	2,865	$146
AutoNation (a) (b)	10,660	171
Bed Bath & Beyond (b)	10	—
Carnival	8,403	338
CBS, Class B (a)	3,806	88
Coach (a) (b)	2,864	102
Comcast, Class A (a)	12,738	262
Dillard’s, Class A	1,080	22
Expedia (b)	5,237	132
Gannett (a)	21,288	609
Gap (a)	1,959	36
Harman International Industries	2,959	121
Home Depot (a)	13,849	399
IAC/InterActiveCorp (b)	4,618	96
J.C. Penney (a)	1,270	54
Johnson Controls (a)	7,764	274
Jones Apparel Group	963	15
Kohl’s (a) (b)	2,854	139
Limited Brands (a)	4,817	89
Lowe’s (a)	16,260	410
Macy’s	10,294	260
McDonald’s	368	22
McGraw-Hill	2,723	112
Nike, Class B (a)	2,855	191
Office Depot (b)	25,902	328
Officemax	1,678	31
Omnicom Group	8,264	394
Snap-On	185	11
Stanley Works	1,944	94
Starbucks (b)	3,602	58
Target (a)	2,085	111
Time Warner (a)	59,027	877
VF	1,082	80
Walt Disney (a)	32,872	1,066
Washington Post, Class B	64	42
Wyndham Worldwide	17,965	386

		7,566

Consumer Staples – 9.3%
Altria Group	16,576	332
Archer-Daniels-Midland	3,974	175
Coca-Cola (a)	15,470	911
ConAgra Foods	2,521	59
Costco Wholesale	1,665	119
Kraft Foods, Class A	17,680	559
Molson Coors Brewing, Class B	1,952	107
PepsiCo	11,379	780
Philip Morris International (b)	20,580	1,050
Procter & Gamble	23,089	1,548
Sysco	11,137	340
Walgreen	9,169	320
Wal-Mart Stores (a)	23,170	1,343

		7,643

Energy – 14.3%
Apache (a)	1,134	153
Baker Hughes	8,639	699
BJ Services (a)	1,715	48
Chevron	21,304	2,048
ConocoPhillips	17,858	1,538
Exxon Mobil	49,424	4,600
Halliburton (a)	1,032	47
Marathon Oil	7,626	348
National-Oilwell Varco (b)	1,154	79
Noble (a)	5,031	$283
Occidental Petroleum	8,048	670
Schlumberger (a)	9,402	945
Spectra Energy (a)	1,938	48
Valero Energy	5,669	277

		11,783

Financials – 12.8%
ACE	9,488	572
Allstate (a)	10,582	533
Ambac Financial Group (a)	19,122	88
American Express (a)	715	34
American International Group (a)	18,227	842
Bank of America (a)	24,655	926
Bank Of New York Mellon	4,673	203
Bear Stearns	8,112	87
Capital One Financial (a)	65	3
Charles Schwab	4,475	97
Chubb	4,444	235
Cincinnati Financial	6,052	217
Citigroup	15,577	394
Discover Financial Services (a)	3,801	69
Franklin Resources	2,551	243
Genworth Financial, Class A	23,142	534
Goldman Sachs Group	2,293	439
Hartford Financial Services Group	6,960	496
JPMorgan Chase	16,403	782
Legg Mason	2,282	138
Lehman Brothers Holdings (a)	873	39
Lincoln National (a)	8,938	480
Loew’s	15,467	651
MBIA (a)	4,823	50
MetLife (a)	3,511	214
Morgan Stanley (a)	3,637	177
NYSE Euronext	729	48
Principal Financial Group	4,572	245
Prudential Financial	5,078	384
Regions Financial (a)	6,546	143
SAFECO (a)	2,487	166
State Street	1,368	99
Torchmark	4,241	275
Travelers	6,508	328
Wachovia (a)	8,115	237
XL Capital Limited, Class A	2,525	88

		10,556

Healthcare – 10.6%
Abbott Laboratories	9,337	493
Aetna	7,242	316
Amgen (a) (b)	12,310	515
Baxter International	10	1
Becton, Dickinson & Company	497	44
Bristol-Myers Squibb	13,411	295
Cardinal Health	4,127	215
Coventry Health Care (a) (b)	10	—
Eli Lilly	7,705	371
Forest Laboratories, Class A (b)	6,570	228
Humana (b)	1,689	81
Johnson & Johnson	30,990	2,079
King Pharmaceuticals (b)	6,990	66
Medtronic	8,547	416
Merck	19,205	731
Pfizer	71,864	1,445
UnitedHealth Group	14,477	472
WellPoint (b)	10,996	547

First American Funds 2008 Semiannual Report   5

Schedule of Investments  (unaudited) April 30, 2008, all dollars rounded to thousands (000)

Quantitative Large Cap Core Fund (continued)
DESCRIPTION	SHARES	VALUE

Wyeth (a)	7,983	$355
Zimmer Holdings (b)	745	55

		8,725

Industrials – 13.3%
3M (a)	10,577	813
Boeing (a)	6,122	520
Cintas	4,102	122
Cooper Industries, Class A (a)	10,724	455
Cummins	736	46
Danaher (a)	5,032	393
Dover	8,320	412
Eaton (a)	638	56
Emerson Electric (a)	11,417	597
FedEx (a)	3,971	381
General Dynamics	7,171	648
General Electric	69,292	2,266
Honeywell International	3,425	203
Illinois Tool Works	14,633	765
Ingersoll-Rand, Class A (a)	5,463	242
ITT	3,158	202
Lockheed Martin (a)	923	98
Northrop Grumman	2,791	205
Parker Hannifin (a)	4,173	333
Rockwell Automation (a)	3,964	215
Rockwell Collins	5,008	316
Terex (b)	516	36
Union Pacific	28	4
United Parcel Service, Class B (a)	6,564	475
United Technologies	15,439	1,119

		10,922

Information Technology – 17.3%
Apple (b)	4,075	709
Automatic Data Processing (a)	12,971	573
Cisco Systems (b)	52,058	1,335
Cognizant Technology Solutions, Class A (b)	981	32
Computer Sciences (a) (b)	13,205	576
Compuware (b)	4,831	36
Convergys (b)	15,478	243
Dell (a) (b)	24,463	456
eBay (b)	7,954	249
Electronic Data Systems	24,750	459
EMC (a) (b)	13,948	215
Google, Class A (a) (b)	1,491	856
Hewlett-Packard	21,713	1,006
IBM (a)	8,411	1,015
Intel	55,791	1,242
Jabil Circuit	15,881	173
Lexmark International, Class A (a) (b)	2,945	93
Microsoft	60,764	1,733
Molex	10,439	296
Motorola	6,830	68
NetApp (b)	7,023	170
NVIDIA (b)	6,896	142
Oracle (b)	37,045	772
QUALCOMM	12,000	518
Sun Microsystems (a) (b)	9,515	149
Symantec (a) (b)	780	13
Teradata (b)	576	12
Texas Instruments (a)	11,286	329
Tyco Electronics	8,363	313
Xerox	14,934	209
Yahoo! (a) (b)	9,656	265

		14,257

Materials – 3.4%
Alcoa	12,484	$434
Allegheny Technologies (a)	1,642	113
Bemis	387	10
Dow Chemical (a)	16,336	656
E.I. Du Pont de Nemours (a)	11,364	556
International Paper (a)	6,406	168
Monsanto	2,144	244
Nucor	3,478	262
PPG Industries	3,530	217
United States Steel (a)	858	132

		2,792

Telecommunication Services – 4.1%
AT&T	47,142	1,825
CenturyTel (a)	2,278	74
Verizon Communications	36,901	1,420

		3,319

Utilities – 3.1%
Consolidated Edison (a)	10	—
Dominion Resources (a)	3,368	146
Duke Energy (a)	45,447	832
FPL Group (a)	3,117	207
Integrys Energy Group	388	19
NiSource (a)	11,769	211
PG&E	2,957	118
Public Service Enterprise Group	4,470	196
Sempra Energy	12,733	722
Southern	3,198	119
Xcel Energy	191	4

		2,574

Total Common Stocks (Cost $80,293)		80,137

Short-Term Investments – 2.5%
Money Market Fund – 1.4%
First American Prime Obligations Fund, Class Z (c)	1,197,709	1,198

U.S. Treasury Obligation – 1.1%
U.S. Treasury Bill 1.326%, 06/26/2008 (d)	$900	898

Total Short-Term Investments (Cost $2,096)		2,096

Investment Purchased with Proceeds from Securities Lending – 26.2%
Mount Vernon Securities Lending Prime Portfolio (e)
(Cost $21,536)	21,535,929	$21,536

Total Investments – 126.1% (Cost $103,925)		103,769

Other Assets and Liabilities, Net – (26.1)%		(21,461)

Total Net Assets – 100.0%		$82,308

(a)	This security or a portion of this security is out on loan at April 30, 2008. Total loaned securities had a market value of $20,758 at April 30, 2008. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of April 30, 2008. See Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6   First American Funds 2008 Semiannual Report

Quantitative Large Cap Core Fund (concluded)

(e)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Depreciation

S&P 500 Futures	5	$1,733	June 2008	$(6)

Quantitative Large Cap Growth Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 85.3%
Consumer Discretionary – 8.7%
Amazon.com (a) (b)	77	$6
American Eagle Outfitters (b)	901	17
Apollo Group, Class A (a) (b)	650	33
AutoNation (a)	875	14
Best Buy (b)	126	5
Carnival	989	40
Coach (a) (b)	624	22
Comcast, Class A (a) (b)	1,497	31
Dollar Tree (a)	57	2
Expedia (a) (b)	942	24
Foot Locker	1,037	13
Gannett (b)	1,439	41
Garmin (b)	309	13
Getty Images (a)	429	14
Harman International Industries	401	16
Home Depot (b)	1,691	49
IAC/InterActiveCorp (a)	312	7
J.C. Penney	146	6
Johnson Controls (b)	1,345	47
Kohl’s (a) (b)	448	22
Limited Brands (b)	615	11
Lowe’s (b)	2,835	71
Macy’s	730	19
McGraw-Hill	460	19
Nike, Class B (b)	815	54
Office Depot (a)	2,782	35
Omnicom Group (b)	1,312	63
Ross Stores (b)	320	11
Snap-On	78	5
Stanley Works	278	13
Staples	43	1
Starbucks (a)	1,024	17
Target (b)	851	45
Time Warner (b)	5,213	77
TJX	130	4
VF	172	13
Walt Disney (b)	5,157	167
Washington Post, Class B	13	9
Wyndham Worldwide	1,673	36

		1,092

Consumer Staples – 8.5%
Altria Group	1,358	27
Archer-Daniels-Midland	57	2
Coca-Cola (b)	2,676	157
Costco Wholesale (b)	493	35
CVS Caremark	114	5
Kraft Foods, Class A	721	23
Molson Coors Brewing, Class B	236	13
NBTY (a)	566	16
PepsiCo	2,620	179
Philip Morris International (a)	2,409	123
Procter & Gamble	2,217	149
Sysco	1,625	50
Walgreen	1,659	58
Wal-Mart Stores (b)	4,012	233

		1,070

Energy – 9.5%
Baker Hughes	1,355	110
BJ Services (b)	624	18
Chevron	1,155	111
CNX Gas (a)	1,176	48
ConocoPhillips	946	81

First American Funds 2008 Semiannual Report   7

Schedule of Investments  (unaudited) April 30, 2008, all dollars rounded to thousands (000)

Quantitative Large Cap Growth Fund (continued)
DESCRIPTION	SHARES	VALUE

CONSOL Energy (b)	74	$6
Diamond Offshore Drilling (b)	150	19
Dresser-Rand Group (a)	252	9
ENSCO International	100	6
Exxon Mobil	3,217	299
Halliburton (b)	922	42
Marathon Oil	241	11
National-Oilwell Varco (a)	661	45
Noble (b)	987	55
Occidental Petroleum	467	39
Oceaneering International (a)	193	13
Peabody Energy	173	11
Schlumberger (b)	2,174	219
Smith International	73	6
Valero Energy	897	44
Weatherford International (a)	47	4

		1,196

Financials – 4.2%
ACE	610	37
Allstate (b)	38	2
Ambac Financial Group (b)	970	4
Charles Schwab	1,247	27
CME Group (b)	29	13
Franklin Resources	428	41
Genworth Financial, Class A	1,581	36
Goldman Sachs Group	151	29
Hartford Financial Services Group	480	34
Legg Mason	128	8
Lincoln National (b)	549	29
Loew’s	1,582	66
MF Global (a) (b)	129	2
Nationwide Financial Services, Class A	1,470	74
NYSE Euronext	210	14
Principal Financial Group	404	22
Protective Life	112	5
Prudential Financial	421	32
SEI Investments	813	19
T. Rowe Price Group (b)	331	19
TD Ameritrade (a)	166	3
Torchmark	264	17

		533

Healthcare – 11.6%
Abbott Laboratories	2,347	124
Aetna	1,331	58
Amgen (a) (b)	2,078	87
Baxter International	542	34
Becton, Dickinson & Company	424	38
Bristol-Myers Squibb	2,641	58
C.R. Bard	34	3
Cardinal Health	750	39
Coventry Health Care (a) (b)	95	4
Eli Lilly	935	45
Forest Laboratories, Class A (a)	1,218	42
Genentech (a) (b)	993	68
Genzyme (a)	98	7
Health Net (a)	168	5
Humana (a)	432	21
Johnson & Johnson	3,765	253
Kinetic Concepts (a)	67	3
King Pharmaceuticals (a)	527	5
Medco Health Solutions (a)	358	18
Medtronic (b)	1,936	94
Merck	3,316	126
Pfizer	3,936	79
Schering-Plough	892	$16
Stryker (b)	154	10
Thermo Fisher Scientific (a)	20	1
UnitedHealth Group	2,731	89
WellCare Health Plans (a)	139	6
WellPoint (a)	1,286	64
Wyeth (b)	874	39
Zimmer Holdings (a)	378	28

		1,464

Industrials – 13.4%
3M	2,038	157
Boeing (b)	1,278	108
Career Education (a) (b)	436	9
Carlisle Companies	47	1
Caterpillar (b)	371	30
Cintas	433	13
Cooper Industries, Class A	1,360	58
Copart (a) (b)	498	20
Cummins	377	24
Danaher (b)	1,087	85
Dover	1,078	53
Emerson Electric (b)	1,812	95
FedEx (b)	642	62
First Solar (a)	47	14
Gardner Denver (a)	332	15
General Dynamics	1,020	92
General Electric	1,721	56
Harsco	42	3
Honeywell International	1,010	60
Hubbell, Class B	541	24
Illinois Tool Works	2,030	106
Ingersoll-Rand, Class A (b)	626	28
ITT	226	14
Kennametal (b)	478	17
Lincoln Electric Holdings	27	2
Lockheed Martin (b)	389	41
Manpower	488	33
Northrop Grumman	135	10
Parker Hannifin (b)	551	44
Precision Castparts	48	6
Rockwell Automation (b)	620	34
Rockwell Collins	939	59
Terex (a)	151	11
Textron	106	6
Thomas & Betts (a)	320	12
Timken	729	26
Union Pacific	10	1
United Parcel Service, Class B	1,053	76
United Technologies	2,292	166
URS (a) (b)	285	12
WESCO International (a) (b)	47	2

		1,685

Information Technology – 24.4%
Alliance Data Systems (a)	77	4
Amdocs (a) (b)	1,395	44
Apple (a)	1,118	195
Applied Materials (b)	1,395	26
Autodesk (a)	155	6
Automatic Data Processing (b)	2,491	110
Cadence Design Systems (a)	373	4
Cisco Systems (a)	10,811	277
Cognizant Technology Solutions, Class A (a)	503	16
Computer Sciences (a) (b)	1,613	70
Compuware (a)	1,366	10

The accompanying notes are an integral part of the financial statements.

8   First American Funds 2008 Semiannual Report

Quantitative Large Cap Growth Fund (continued)
DESCRIPTION	SHARES	VALUE

Convergys (a)	1,950	$31
Dell (a) (b)	5,358	100
Dolby Laboratories, Class A (a)	528	21
eBay (a)	1,898	59
Electronic Arts (a)	276	14
Electronic Data Systems	2,544	47
EMC (a) (b)	3,440	53
F5 Networks (a) (b)	273	6
Google, Class A (a) (b)	356	204
Hewlett-Packard	4,472	207
IBM (b)	1,618	195
Ingram Micro, Class A (a)	3,457	59
Intel	11,033	246
Jabil Circuit	1,672	18
Juniper Networks (a)	456	13
Lexmark International, Class A (a) (b)	276	9
Microsoft	13,508	385
Molex	1,053	30
NetApp (a)	1,147	28
NVIDIA (a)	1,749	36
Oracle (a)	7,701	161
QUALCOMM	2,928	127
Sun Microsystems (a)	871	14
Symantec (a) (b)	241	4
Teradata (a)	195	4
Texas Instruments (b)	2,428	71
Trimble Navigation (a) (b)	128	4
Tyco Electronics	926	35
Vishay Intertechnology (a) (b)	6,107	58
Waters (a)	71	4
Xerox (a)	1,181	17
Yahoo! (a)	2,096	57

		3,079

Materials – 2.8%
Air Products and Chemicals	53	5
Alcoa	922	32
Allegheny Technologies	328	23
Carpenter Technology	445	23
Commercial Metals	959	30
Dow Chemical (b)	953	38
E.I. Du Pont de Nemours (b)	846	41
Ecolab (b)	205	9
Freeport-McMoRan Copper & Gold (b)	2	—
Monsanto	781	89
Nucor	485	37
PPG Industries	177	11
Praxair	33	3
Titanium Metals (a) (b)	121	2
United States Steel (b)	50	8
Westlake Chemical	502	8

		359

Telecommunication Services – 1.1%
AT&T	1,162	45
U.S. Cellular (a)	532	29
Verizon Communications	1,804	70

		144

Utilities – 1.1%
Duke Energy (b)	3,455	63
FPL Group	108	7
Public Service Enterprise Group	61	$3
Sempra Energy	1,083	61

		134

Total Common Stocks (Cost $10,746)		10,756

Short-Term Investments – 14.5%
Money Market Fund – 14.3%
First American Prime Obligations Fund, Class Z (c)	1,804,888	1,805

U.S. Treasury Obligation – 0.2%
U.S. Treasury Bill
2.240%, 06/26/2008 (d)	$20	20

Total Short-Term Investments (Cost $1,825)		1,825

Investment Purchased with Proceeds from Securities Lending – 26.4%
Mount Vernon Securities Lending Prime Portfolio (e)
(Cost $3,332)	3,331,901	3,332

Total Investments – 126.2% (Cost $15,903)		15,913

Other Assets and Liabilities, Net – (26.2)%		(3,306)

Total Net Assets – 100.0%		$12,607

(a)	Non-income producing security.

(b)	This security or a portion of this security is out on loan at April 30, 2008. Total loaned securities had a market value of $3,214 at April 30, 2008. See note 2 in Notes the Financial Statements.

(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of April 30, 2008. See note 2 in Notes to Financial Statements.

(e)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

Schedule of Open Futures Contracts

	Number of	Notional		Unrealized
	Contracts	Contract	Settlement	Appreciation
Description	Purchased	Value	Month	(Depreciation)

S&P 500 Futures	4	$1,386	June 2008	$(14)
S&P 500 E-Mini Futures	6	416	June 2008	12

				$(2)

First American Funds 2008 Semiannual Report   9

Schedule of Investments  (unaudited) April 30, 2008, all dollars rounded to thousands (000)

Quantitative Large Cap Value Fund
DESCRIPTION	SHARES	VALUE

Common Stocks – 84.2%
Consumer Discretionary – 7.0%
American Eagle Outfitters (a)	231	$4
Apollo Group, Class A (a) (b)	162	8
AutoNation (b)	979	16
Carnival	742	30
CBS, Class B (a)	490	11
Expedia (b)	403	10
Foot Locker	1,341	17
Gannett (a)	2,334	67
Gap (a)	273	5
Getty Images (b)	226	7
Harman International Industries	212	9
Home Depot (a)	1,082	31
IAC/InterActiveCorp (b)	383	8
Johnson Controls (a)	391	14
Jones Apparel Group	121	2
Limited Brands	213	4
Lowe’s	542	14
Macy’s	1,162	29
McDonald’s	37	2
Office Depot (b)	2,188	28
OfficeMax	199	4
Omnicom Group (a)	412	20
Stanley Works	110	5
Time Warner (a)	7,507	111
VF	124	9
Walt Disney (a)	3,460	112
Wyndham Worldwide	1,714	37

		614

Consumer Staples – 6.4%
Altria Group	1,567	32
Archer-Daniels-Midland	594	26
Coca-Cola (a)	957	56
ConAgra Foods	499	12
Kraft Foods, Class A	2,696	85
Molson Coors Brewing, Class B	167	9
NBTY (b)	329	9
Philip Morris International (b)	1,607	82
Procter & Gamble	2,223	149
Sysco	479	15
Walgreen	61	2
Wal-Mart Stores (a)	1,434	83

		560

Energy – 15.5%
Apache (a)	156	21
Baker Hughes	442	36
Chevron	3,191	307
CNX Gas (b)	637	26
ConocoPhillips	2,700	232
Exxon Mobil	6,194	576
Marathon Oil	1,023	47
Noble (a)	50	3
Occidental Petroleum	1,060	88
Spectra Energy (a)	321	8
Valero Energy	300	15

		1,359

Financials – 18.5%
ACE	1,221	74
Allstate (a)	1,482	75
Ambac Financial Group (a)	1,758	8
American Financial Group	830	23
American International Group (a)	2,612	121
Annaly Capital Management – REIT (a)	91	$1
Bank of America (a)	4,985	187
Bank Of New York Mellon	511	22
Bear Stearns	1,023	11
Capital One Financial (a)	218	12
Chubb	552	29
Cincinnati Financial	644	23
Citigroup	3,765	95
Discover Financial Services (a)	462	8
Fifth Third Bancorp	156	3
Franklin Resources	29	3
Genworth Financial, Class A	2,327	54
Goldman Sachs Group	191	36
Hartford Financial Services Group	797	57
HCC Insurance Holdings	554	14
JPMorgan Chase	3,383	161
Legg Mason	130	8
Lehman Brothers Holdings (a)	269	12
Lincoln National (a)	809	43
Loew’s	1,946	82
MBIA (a)	577	6
MetLife (a)	152	9
Morgan Stanley (a)	496	24
National City (a)	750	5
Nationwide Financial Services, Class A	1,414	71
Old Republic International (a)	1,057	15
OneBeacon Insurance Group	198	4
Principal Financial Group	286	15
Protective Life	39	2
Prudential Financial	491	37
Regions Financial (a)	1,624	36
SAFECO	420	28
SEI Investments	110	3
Thornburg Mortgage (a) (b)	4,592	6
Torchmark	346	22
Travelers	990	50
Wachovia (a)	2,289	67
Wells Fargo (a)	1,933	57
XL Capital, Class A	351	12

		1,631

Healthcare – 7.2%
Aetna	253	11
Amgen (b)	688	29
Cardinal Health	103	5
Eli Lilly	491	24
Forest Laboratories, Class A (b)	275	10
Johnson & Johnson	3,130	210
King Pharmaceuticals (b)	632	6
Merck	746	28
Pfizer	10,983	221
UnitedHealth Group	589	19
WellPoint (b)	1,004	50
Wyeth (a)	483	21

		634

Industrials – 10.6%
3M	727	56
Career Education (b)	201	4
Cintas	226	7
Cooper Industries, Class A	1,006	43
Danaher (a)	32	2
Deere & Company	10	1
Dover	642	32
Emerson Electric (a)	376	20
FedEx (a)	184	18

The accompanying notes are an integral part of the financial statements.

10   First American Funds 2008 Semiannual Report

Quantitative Large Cap Value Fund (continued)
DESCRIPTION	SHARES	VALUE

General Dynamics	843	$76
General Electric	10,261	336
Hubbell, Class B	302	13
Illinois Tool Works	1,163	61
Ingersoll-Rand, Class A (a)	523	23
ITT	215	14
Kennametal (a)	243	8
Manpower	252	17
Northrop Grumman	231	17
Parker Hannifin (a)	399	32
Rockwell Automation (a)	157	8
Rockwell Collins	251	16
Thomas & Betts (b)	86	3
Timken	376	14
United Technologies	1,412	102
URS (a) (b)	250	10

		933

Information Technology – 5.1%
Amdocs (b)	302	9
Automatic Data Processing (a)	684	30
Cadence Design Systems (b)	133	1
Cisco Systems (b)	650	17
Computer Sciences (a) (b)	1,283	56
Convergys (b)	1,941	31
Dell (a) (b)	732	14
Electronic Data Systems	2,180	40
Hewlett-Packard	189	9
IBM (a)	133	16
Ingram Micro, Class A (b)	2,521	43
Intel	648	14
Jabil Circuit	1,460	16
Lexmark International Group, Class A (b)	216	7
Microsoft	185	5
Molex	931	26
Motorola (a)	967	10
NetApp (b)	235	6
Oracle (b)	290	6
Sun Microsystems (a) (b)	741	12
Tyco Electronics	654	24
Vishay Intertechnology (a) (b)	4,306	41
Xerox	1,368	19

		452

Materials – 3.4%
Alcoa	1,329	46
Allegheny Technologies	26	2
Carpenter Technology	51	2
Commercial Metals	408	13
Dow Chemical (a)	1,983	80
E.I. Du Pont de Nemours (a)	1,299	63
International Paper (a)	806	21
Nucor	283	21
PPG Industries	304	19
Sonoco Products	172	6
United States Steel (a)	98	15
Westlake Chemical	650	11

		299

Telecommunication Services – 5.6%
AT&T	7,479	289
CenturyTel (a)	267	9
U.S. Cellular (b)	156	9
Verizon Communications	4,781	184

		491

Utilities – 4.9%
Alliant Energy (a)	593	$22
Consolidated Edison (a)	275	11
Dominion Resources (a)	840	37
Duke Energy (a)	5,607	103
FPL Group	528	35
Integrys Energy Group	190	9
NiSource	1,971	35
PG&E	763	31
Public Service Enterprise Group	569	25
Sempra Energy	1,294	73
Southern	876	33
UGI	370	10
Xcel Energy	487	10

		434

Total Common Stocks (Cost $7,486)		7,407

Short-Term Investments – 15.5%
Money Market Fund – 15.3%
First American Prime Obligations Fund, Class Z (c)	1,343,227	1,343

U.S. Treasury Obligation – 0.2%
U.S. Treasury Bill (d)
2.240%, 06/26/2008	$20	20

Total Short-Term Investments (Cost $1,363)		1,363

Investment Purchased with Proceeds from Securities Lending – 20.9%
Mount Vernon Securities Lending Prime Portfolio (e)
(Cost $1,842)	1,842,137	1,842

Total Investments – 120.6% (Cost $10,691)		10,612

Other Assets and Liabilities, Net – (20.6)%		(1,812)

Total Net Assets – 100.0%		$8,800

(a)	This security or a portion of this security is out on loan at April 30, 2008. Total loaned securities had a value of $1,766 at April 30, 2008. See note 2 in Notes to Financial Statements.

(b)	Non-income producing security.

(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of April 30, 2008. See note 2 in Notes to Financial Statements.

(e)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

REIT – Real Estate Investment Trust

First American Funds 2008 Semiannual Report   11

Schedule of Investments  (unaudited) April 30, 2008, all dollars rounded to thousands (000)

Quantitative Large Cap Value Fund (concluded)

Schedule of Open Futures Contracts

	Number of	Notional		Unrealized
	Contracts	Contract	Settlement	Appreciation
Description	Purchased	Value	Month	(Depreciation)

S&P 500 E-Mini Futures	4	$277	June 2008	$8
S&P 500 Futures	3	1,040	June 2008	(10)

				$(2)

The accompanying notes are an integral part of the financial statements.

12   First American Funds 2008 Semiannual Report

Quantitative Large Cap Value Fund (concluded)

Statements ofAssets and Liabilities	April 30, 2008 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Quantitative	Quantitative	Quantitative
	Large Cap	Large Cap	Large Cap
	Core Fund	Growth Fund	Value Fund

Unaffiliated investments, at cost	$81,191	$10,766	$7,506
Affiliated money market fund, at cost	1,198	1,805	1,343
Affiliated investment purchased with proceeds from securities lending, at cost (note 2)	21,536	3,332	1,842

ASSETS:
Unaffiliated investments, at value* (note 2)	$81,035	$10,776	$7,427
Affiliated money market fund, at value (note 2)	1,198	1,805	1,343
Affiliated investment purchased with proceeds from securities lending, at value (note 2)	21,536	3,332	1,842
Receivable for dividends and interest	88	9	10
Receivable from advisor	12	19	20
Prepaid expenses and other assets	39	39	39

Total assets	103,908	15,980	10,681

LIABILITIES:
Payable upon return of securities loaned (note 2)	21,536	3,332	1,842
Payable to affiliates (note 3)	29	16	16
Payable for variation margin	6	7	5
Accrued expenses and other liabilities	29	18	18

Total liabilities	21,600	3,373	1,881

Net assets	$82,308	$12,607	$8,800

COMPOSITION OF NET ASSETS:
Portfolio capital	$84,057	$12,642	$9,163
Undistributed net investment income	54	5	9
Accumulated net realized loss on investments (note 2)	(1,641)	(48)	(291)
Net unrealized appreciation (depreciation) of investments	(156)	10	(79)
Net unrealized depreciation of futures contracts	(6)	(2)	(2)

Net assets	$82,308	$12,607	$8,800

* Including securities loaned, at value	$20,758	$3,214	$1,766

Class A:
Net assets	$125	$66	$18
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	5	3	1
Net asset value, and redemption price per share	$23.81	$24.67	$23.78
Maximum offering price per share[1]	$25.20	$26.11	$25.16
Class C:
Net assets	$14	$16	$5
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	1	1	— **
Net asset value, offering price, and redemption price per share[2]	$23.79	$24.64	$23.76
Class R:
Net assets	$5	$5	$5
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	— **	— **	— **
Net asset value, offering price, and redemption price per share	$23.81	$24.67	$23.77
Class Y:
Net assets	$82,164	$12,520	$8,772
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	3,450	507	369
Net asset value, offering price, and redemption price per share	$23.81	$24.68	$23.78

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

[2]	Class C has a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

**	Due to the presentation of the Financial Statements in thousands the number rounds to zero.

First American Funds 2008 Semiannual Report   13

Quantitative Large Cap Value Fund (concluded)

Statements ofOperations	For the six-month period ended April 30, 2008 (unaudited), all dollars are rounded to thousands (000)

	Quantitative	Quantitative	Quantitative
	Large Cap	Large Cap	Large Cap
	Core Fund	Growth Fund	Value Fund

INVESTMENT INCOME:
Dividends from unaffiliated investments	$573	$62	$95
Dividends from affiliated money market fund	71	8	7
Interest from unaffiliated investments	4	—	—
Securities lending income	15	2	2

Total investment income	663	72	104

EXPENSES (note 3):
Investment advisory fees	87	13	11
Administration fees	75	22	20
Transfer agent fees	50	49	49
Custodian fees	1	—	—
Legal fees	7	7	7
Audit fees	17	17	17
Registration fees	20	20	20
Postage and printing fees	26	4	4
Directors’ fees	12	12	12
Other expenses	10	10	10
Distribution and shareholder servicing fees – Class A	—	—	—
Distribution and shareholder servicing fees – Class C	—	—	—
Distribution and shareholder servicing fees – Class R	—	—	—

Total expenses	305	154	150

Less: Fee waivers (note 3)	(177)	(134)	(133)

Total net expenses	128	20	17

Investment income – net	535	52	87

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS – NET (note 5):
Net realized loss on investments	(1,628)	(47)	(269)
Net realized gain on futures contracts	21	3	8
Net change in unrealized appreciation or depreciation of investments	(3,106)	(620)	(435)
Net change in unrealized appreciation or depreciation of futures contracts	(14)	(3)	(15)

Net loss on investments and futures contracts	(4,727)	(667)	(711)

Net decrease in net assets resulting from operations	$(4,192)	$(615)	$(624)

The accompanying notes are an integral part of the financial statements.

14   First American Funds 2008 Semiannual Report

Quantitative Large Cap Value Fund (concluded)

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

	Quantitative		Quantitative		Quantitative
	Large Cap		Large Cap		Large Cap
	Core Fund		Growth Fund		Value Fund

	Six-Month		Six-Month		Six-Month
	Period Ended	7/31/07[1]	Period Ended	7/31/07[1]	Period Ended	7/31/07[1]
	4/30/08	to	4/30/08	to	4/30/08	to
	(unaudited)	10/31/07	(unaudited)	10/31/07	(unaudited)	10/31/07

OPERATIONS:
Investment income – net	$535	$204	$52	$20	$87	$42
Net realized gain (loss) on investments	(1,628)	335	(47)	74	(269)	48
Net realized gain (loss) on futures contracts	21	83	3	—	8	(1)
Net change in unrealized appreciation or depreciation of investments	(3,106)	2,950	(620)	630	(435)	356
Net change in unrealized appreciation or depreciation of futures contracts	(14)	8	(3)	1	(15)	13

Net increase (decrease) in net assets resulting from operations	(4,192)	3,580	(615)	725	(624)	458

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1)	—	—	—	—	—
Class C	—	—	—	—	—	—
Class R	—	—	—	—	—	—
Class Y	(540)	(144)	(53)	(14)	(95)	(25)
Net realized gain on investments:
Class A	(1)	—	(1)	—	—	—
Class C	—	—	—	—	—	—
Class R	—	—	—	—	—	—
Class Y	(451)	—	(77)	—	(77)	—

Total distributions	(993)	(144)	(131)	(14)	(172)	(25)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	61	129	18	69	6	30
Reinvestment of distributions	2	—	1	—	1	—
Payments for redemptions	(53)	—	(17)	—	(16)	—

Increase (decrease) in net assets from Class A transactions	10	129	2	69	(9)	30

Class C:
Proceeds from sales	—	15	—	17	—	5
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions (note 3)	—	—	—	—	—	—

Increase in net assets from Class C transactions	—	15	—	17	—	5

Class R:
Proceeds from sales	—	5	—	5	—	5
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	—	—	—	—

Increase in net assets from Class R transactions	—	5	—	5	—	5

Class Y:
Proceeds from sales	40,590	47,241	5,519	7,004	1,950	7,000
Reinvestment of distributions	829	133	117	14	157	25
Payments for redemptions	(2,833)	(2,062)	(105)	—	—	—

Increase in net assets from Class Y transactions	38,586	45,312	5,531	7,018	2,107	7,025

Increase in net assets from capital share transactions	38,596	45,461	5,533	7,109	2,098	7,065

Total increase in net assets	33,411	48,897	4,787	7,820	1,302	7,498
Net assets at beginning of period	48,897	—	7,820	—	7,498	—

Net assets at end of period	$82,308	$48,897	$12,607	$7,820	$8,800	$7,498

Undistributed net investment income at end of period	$54	$60	$5	$6	$9	$17

[1]	Commencement of operations.

First American Funds 2008 Semiannual Report   15

Quantitative Large Cap Value Fund (concluded)

Financial Highlights  For a share outstanding throughout the indicated period.

			Realized and
	Net Asset	Net	Unrealized	Distributions		Net Asset
	Value	Investment	Gains	from Net	Distributions	Value
	Beginning	Income	(Losses) on	Investment	from Net Realized	End of
	of Period	(Loss)	Investments	Income	Gains	Period

Quantitative Large Cap Core Fund[1]
Class A
2008[2]	$26.90	$0.20	$(2.86)	$(0.19)	$(0.24)	$23.81
2007[3]	25.00	0.06	1.91	(0.07)	—	26.90
Class C
2008[2]	$26.88	$0.10	$(2.85)	$(0.10)	$(0.24)	$23.79
2007[3]	25.00	0.02	1.90	(0.04)	—	26.88
Class R
2008[2]	$26.89	$0.16	$(2.84)	$(0.16)	$(0.24)	$23.81
2007[3]	25.00	0.08	1.87	(0.06)	—	26.89
Class Y
2008[2]	$26.90	$0.22	$(2.85)	$(0.22)	$(0.24)	$23.81
2007[3]	25.00	0.11	1.87	(0.08)	—	26.90

Quantitative Large Cap Growth Fund[1]
Class A
2008[2]	$27.51	$0.11	$(2.58)	$(0.11)	$(0.26)	$24.67
2007[3]	25.00	0.02	2.53	(0.04)	—	27.51
Class C
2008[2]	$27.47	$0.02	$(2.58)	$(0.01)	$(0.26)	$24.64
2007[3]	25.00	(0.03)	2.53	(0.03)	—	27.47
Class R
2008[2]	$27.51	$0.08	$(2.58)	$(0.08)	$(0.26)	$24.67
2007[3]	25.00	0.04	2.50	(0.03)	—	27.51
Class Y
2008[2]	$27.52	$0.14	$(2.58)	$(0.14)	$(0.26)	$24.68
2007[3]	25.00	0.07	2.50	(0.05)	—	27.52

Quantitative Large Cap Value Fund[1]
Class A
2008[2]	$26.53	$0.26	$(2.49)	$(0.27)	$(0.25)	$23.78
2007[3]	25.00	0.10	1.51	(0.08)	—	26.53
Class C
2008[2]	$26.51	$0.17	$(2.49)	$(0.18)	$(0.25)	$23.76
2007[3]	25.00	0.08	1.48	(0.05)	—	26.51
Class R
2008[2]	$26.53	$0.22	$(2.49)	$(0.24)	$(0.25)	$23.77
2007[3]	25.00	0.11	1.49	(0.07)	—	26.53
Class Y
2008[2]	$26.54	$0.28	$(2.49)	$(0.30)	$(0.25)	$23.78
2007[3]	25.00	0.15	1.48	(0.09)	—	26.54

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2008 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	Commenced operations on July 31, 2007. All ratios for the period July 31, 2007 to October 31, 2007 have been annualized, except total return and portfolio turnover.

[4]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

16   First American Funds 2008 Semiannual Report

Quantitative Large Cap Value Fund (concluded)

				Ratio of	Ratio of Net
			Ratio of Net	Expenses	Investment
		Ratio of	Investment	to Average	Income (Loss)
	Net Assets	Expenses to	Income (Loss)	Net Assets	to Average	Portfolio
Total	End of	Average	to Average	(Excluding	Net Assets	Turnover
Return[4]	Period (000)	Net Assets	Net Assets	Waivers)	(Excluding Waivers)	Rate

(9.94)%	$125	0.69%	1.67%	1.30%	1.06%	58%
7.89	131	0.70	0.91	1.40	0.21	55

(10.28)%	$14	1.45%	0.87%	2.06%	0.26%	58%
7.69	15	1.45	0.23	2.15	(0.47)	55

(10.03)%	$5	0.95%	1.37%	1.56%	0.76%	58%
7.81	6	0.95	1.20	1.65	0.50	55

(9.84)%	$82,164	0.44%	1.85%	1.05%	1.24%	58%
7.93	48,745	0.45	1.73	1.15	1.03	55

(9.04)%	$66	0.69%	0.89%	3.66%	(2.08)%	73%
10.22	71	0.70	0.23	4.70	(3.77)	58

(9.37)%	$16	1.45%	0.15%	4.42%	(2.82)%	73%
10.01	18	1.45	(0.36)	5.45	(4.36)	58

(9.17)%	$5	0.94%	0.65%	3.91%	(2.32)%	73%
10.17	6	0.95	0.54	4.95	(3.46)	58

(8.93)%	$12,520	0.44%	1.16%	3.41%	(1.81)%	73%
10.29	7,725	0.45	1.07	4.45	(2.93)	58

(8.44)%	$18	0.70%	2.16%	4.34%	(1.48)%	84%
6.46	31	0.70	1.57	4.73	(2.46)	65

(8.78)%	$5	1.44%	1.39%	5.08%	(2.25)%	84%
6.25	5	1.45	1.18	5.48	(2.85)	65

(8.58)%	$5	0.95%	1.88%	4.59%	(1.76)%	84%
6.41	5	0.95	1.68	4.98	(2.35)	65

(8.34)%	$8,772	0.44%	2.37%	4.08%	(1.27)%	84%
6.52	7,457	0.45	2.28	4.48	(1.75)	65

First American Funds 2008 Semiannual Report   17

Quantitative Large Cap Value Fund (concluded)

Notes toFinancial Statements	(unaudited as to April 30, 2008), all dollars and shares are rounded to thousands (000)

1 >	Organization

Quantitative Large Cap Core Fund, Quantitative Large Cap Growth Fund, and Quantitative Large Cap Value Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Investment Funds, Inc. (“FAIF”), which is a member of the First American Family of Funds. The funds commenced operations July 31, 2007. As of April 30, 2008, FAIF offered 43 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF’s articles of incorporation permit the funds’ board of directors to create additional funds in the future. Quantitative Large Cap Core Fund, Quantitative Large Cap Growth Fund, and Quantitative Large Cap Value Fund are each diversified open-end management investment companies.

The funds offer Class A, Class C, Class R, and Class Y shares. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge for 12 months. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds’ prospectus provides descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments are furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, then the ask will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no
Quantitative Large Cap Value Fund (concluded)

sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

The following investment vehicles, when held by a fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of April 30, 2008, the funds held no fair valued securities.

18   First American Funds 2008 Semiannual Report

Quantitative Large Cap Value Fund (concluded)

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid quarterly by each of the funds. Distributions are payable in cash or reinvested in additional shares of the fund. Any net realized capital gains on sales of a fund’s securities are distributed to shareholders at least annually.

Effective July 1, 2008, the funds will declare and pay income dividends annually. Distributions from net investment income will be declared and paid annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be
Quantitative Large Cap Value Fund (concluded)

taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. The funds have adopted FIN 48 and during the six-month period ended April 30, 2008, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.

The character of distributions paid during the six-month period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended April 30, 2008 (estimated), and the fiscal year ended October 31, 2007, were as follows:

	April 30, 2008

	Ordinary	Long Term
Fund	Income	Gain	Total

Quantitative Large Cap Core Fund	$541	$452	$993
Quantitative Large Cap Growth Fund	53	78	131
Quantitative Large Cap Value Fund	95	77	172

October 31, 2007

Ordinary
Fund	Income

Quantitative Large Cap Core Fund	$144
Quantitative Large Cap Growth Fund	14
Quantitative Large Cap Value Fund	25

As of October 31, 2007, the funds’ most recently completed fiscal year-end, the components of accumulated earnings on a tax-basis were as follows:

	Undistributed	Undistributed		Total
	Ordinary	Long Term	Unrealized	Accumulated
Fund	Income	Capital Gains	Appreciation	Earnings

Quantitative Large Cap Core Fund	$459	$54	$2,924	$3,437
Quantitative Large Cap Growth Fund	84	1	627	712
Quantitative Large Cap Value Fund	88	7	339	434

The differences between book and tax basis unrealized appreciation (depreciation) are primarily due to the tax deferral of losses on wash sales and the amount of gain (loss) recognized for tax purposes due to mark-to-market adjustments on open futures contracts.

FUTURES TRANSACTIONS – In order to gain exposure to or protect against changes in the market, maintain sufficient liquidity to meet redemption requests, and increase the level of fund assets devoted to replicating the composition of the S&P and Russell indices while reducing transaction costs, each fund may enter into futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities. The margin required for a futures contract is set by the
Quantitative Large Cap Value Fund (concluded)

exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary

First American Funds 2008 Semiannual Report   19

Notes toFinancial Statements	(unaudited as to April 30, 2008), all dollars and shares are rounded to thousands (000)

Quantitative Large Cap Value Fund (concluded)

market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund’s Statement of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the period will be recognized as capital gains (losses) for federal income tax purposes.

The funds’ outstanding futures contracts as of April 30, 2008, are disclosed in the Schedule of Investments.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At April 30, 2008, the funds held no investments in illiquid securities.

SECURITIES LENDING – In order to generate additional income, each fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to receive collateral from the borrower in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. If the value of the securities on loan increases, additional collateral is received from the borrower. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an
Quantitative Large Cap Value Fund (concluded)

exemptive order issued by the Securities and Exchange Commission (“SEC”). U.S. Bank receives fees as a percentage of each fund’s net income from securities lending transactions. Effective January 23, 2007, collateral for securities on loan is invested in a money market fund administered by FAF Advisors and FAF Advisors receives an administration fee equal to 0.02% of such money market fund’s average daily net assets. Securities lending fees paid to U.S. Bank by the funds for the six-month period ended April 30, 2008, were as follows:

Fund	Amount

Quantitative Large Cap Core Fund	$6
Quantitative Large Cap Growth Fund	1
Quantitative Large Cap Value Fund	1

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended April 30, 2008.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

20   First American Funds 2008 Semiannual Report

Quantitative Large Cap Value Fund (concluded)

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages each fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for Quantitative Large Cap Core Fund, Quantitative Large Cap Growth Fund, and Quantitative Large Cap Value Fund is 0.30%, 0.30%, and 0.30%, respectively. FAF Advisors has agreed to waive fees and reimburse other fund expenses through February 28, 2009, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class

Fund	A	C	R	Y

Quantitative Large Cap Core Fund	0.70%	1.45%	0.95%	0.45%
Quantitative Large Cap Growth Fund	0.70	1.45	0.95	0.45
Quantitative Large Cap Value Fund	0.70	1.45	0.95	0.45

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisors’ investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on a annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.
Quantitative Large Cap Value Fund (concluded)

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAIF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAIF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund’s custodian expenses.

For the six-month period ended April 30, 2008, custodian fees for the funds were not increased as a result of overdrafts and were not decreased by as a result of interest earned, respectively.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, and 0.50% of each fund’s average daily net assets attributable to Class A, Class C, and Class R shares, respectively. Class Y shares pay no distribution or shareholder servicing fees. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Under the distribution agreement, the amounts retained by affiliates of FAF Advisors for the six-month period ended April 30, 2008 rounds to zero for each fund.

OTHER FEES AND EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended April 30, 2008, legal fees and expenses of $12 were paid

First American Funds 2008 Semiannual Report   21

Notes toFinancial Statements	(unaudited as to April 30, 2008), all dollars and shares are rounded to thousands (000)

Quantitative Large Cap Value Fund (concluded)

to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on redemptions made in the Class C shares for the first 12 months. The CDSC is imposed on the value of the
Quantitative Large Cap Value Fund (concluded)

purchased shares, or the value at the time of redemption, whichever is less.

For the six-month period ended April 30, 2008, the funds did not incur any front-end sales charges or CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares.

4 >	Capital Share Transactions

FAIF has 362 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Quantitative		Quantitative		Quantitative
	Large Cap		Large Cap		Large Cap
	Core Fund		Growth Fund		Value Fund

	Six-Month	7/31/07[1]	Six-Month Period	7/31/07[1]	Six-Month Period	7/31/07[1]
	Period Ended	to	Ended	to	Ended	to
	4/30/08	10/31/07	4/30/08	10/31/07	4/30/08	10/31/07

Class A:
Shares issued	2	5	1	2	—	1
Shares issued in lieu of cash distributions	—	—	—	—	—	—
Shares redeemed	(2)	—	—	—	—	—

Total Class A transactions	—	5	1	2	—	1

Class C:
Shares issued	—	1	—	1	—	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—

Total Class C transactions	—	1	—	1	—	—

Class R:
Shares issued	—	—	—	—	—	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—

Total Class R transactions	—	—	—	—	—	—

Class Y:
Shares issued	1,725	1,887	226	280	81	280
Shares issued in lieu of cash distributions	33	5	5	1	7	1
Shares redeemed	(120)	(80)	(5)	—	—	—

Total Class Y transactions	1,638	1,812	226	281	88	281

Net increase in capital shares	1,638	1,818	227	284	88	282

[1]	Commencement of operations

5 >	Investment Security Transactions

During the six-month period ended April 30, 2008, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

Fund	Purchases	Sales

Quantitative Large Cap Core Fund	$69,887	$32,949
Quantitative Large Cap Growth Fund	10,251	6,452
Quantitative Large Cap Value Fund	7,135	5,961

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities for federal income tax purposes at April 30, 2008, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Fund	Appreciation	Depreciation	Net	Tax Cost

Quantitative Large Cap Core Fund	$3,387	$(3,543)	$(156)	$103,925
Quantitative Large Cap Growth Fund	532	(522)	10	15,903
Quantitative Large Cap Value Fund	319	(398)	(79)	10,691

Quantitative Large Cap Value Fund (concluded)

6 >	Sector Risks

Portfolios that primarily invest in a particular sector may experience greater volatility than portfolios investing in a broad range of industry sectors. As of April 30, 2008, Quantitative Large Cap Growth Fund had a significant portion of its assets invested in the information technology sector, which could be more sensitive to short product cycles and aggressive pricing than the technology industry as a whole.

7 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 >	New Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a

22   First American Funds 2008 Semiannual Report

Quantitative Large Cap Value Fund (concluded)

framework for measuring fair value, and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, the funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an
Quantitative Large Cap Value Fund (concluded)

amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why the fund uses derivative instruments, (b) how derivative instruments are accounted for under FAS 133 and its related interpretations, and (c) how derivative instruments affect the fund’s financial position and financial performance. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. The funds do not expect FAS 161 to have a material impact on their financial statements; however, additional disclosures will be required.

First American Funds 2008 Semiannual Report   23

Quantitative Large Cap Value Fund (concluded)

Notice toShareholders	April 30, 2008 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at firstamericanfunds.com and on the U.S. Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge, upon request, by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter-end.

24   First American Funds 2008 Semiannual Report

Quantitative Large Cap Value Fund (concluded)

Board of Directors  First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Investment Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Investment Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of
William Blair & Company, LLC

Leonard Kedrowski

Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

Quantitative Large Cap Value Fund (concluded)

Direct fund correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Quantitative Large Cap Value Fund (concluded)

INVESTMENT ADVISOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

ADMINISTRATOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402

COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0040-08  6/2008  SAR-QUANT

Item 2—Code of Ethics
Not applicable to the semi-annual report.
Item 3—Audit Committee Financial Expert
Not applicable to the semi-annual report.
Item 4—Principal Accountant Fees and Services
Not applicable to the semi-annual report.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.
Item 11—Controls and Procedures
(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1)	Not applicable.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
First American Investment Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 30, 2008

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: June 30, 2008